              AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2004

                                                     Registration Nos. 333-51676
                                                                        811-8828
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                -----------------

                                    FORM N-4

                                -----------------



         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [ ]

                           PRE-EFFECTIVE AMENDMENT NO.                 [ ]

                         POST-EFFECTIVE AMENDMENT NO. 4                [X]

                                       and

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ ]

                                AMENDMENT NO. 27                       [X]

                        (CHECK APPROPRIATE BOX OR BOXES)

                                -----------------

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                           (Exact Name of Registrant)


                       NEW ENGLAND LIFE INSURANCE COMPANY
                               (Name of Depositor)
                501 Boylston Street, Boston, Massachusetts 02116
              (Address of Depositor's Principal Executive Offices)
                   Depositor's Telephone Number: 617-578-2000

                     NAME AND ADDRESS OF AGENT FOR SERVICE:
                            Marie C. Swift, Esquire
                           Vice President and Counsel
                       New England Life Insurance Company
                               501 Boylston Street
                           Boston, Massachusetts 02116-3700


                                    COPY TO:
                            Stephen E. Roth, Esquire
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2415


It is proposed that this filing will become effective (check appropriate box)


[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
[X]  on May 1, 2004 pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485
Title of Securities Being Registered:  Individual Variable Annuity Contracts

================================================================================

                           AMERICAN FORERUNNER SERIES
             Individual Flexible Premium Variable Annuity Contracts

                   Issued By
New England Variable Annuity Separate Account of        Annuity Administrative Office:
       New England Life Insurance Company                       P.O. Box 14594
              501 Boylston Street                         Des Moines, IA 50306-3594
          Boston, Massachusetts 02116
                 (800) 435-4117

     This prospectus offers individual variable annuity contracts (the "Contracts") for individuals and some qualified and nonqualified retirement plans. You may allocate purchase payments to one or more subaccounts investing in these Eligible Funds of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), the Met Investors Series Trust and the American Funds Insurance Series.

METROPOLITAN FUND

State Street Research Money Market Portfolio

Salomon Brothers U.S. Government Portfolio


State Street Research Bond Income Portfolio

Lehman Brothers(R) Aggregate Bond Index Portfolio
Salomon Brothers Strategic Bond Opportunities
  Portfolio

MFS Total Return Portfolio


State Street Research Diversified Portfolio

Davis Venture Value Portfolio

FI Value Leaders Portfolio

Harris Oakmark Large Cap Value Portfolio

State Street Research Large Cap Value Portfolio


MetLife Stock Index Portfolio


MFS Investors Trust Portfolio


State Street Research Investment Trust Portfolio


Met/Putnam Voyager Portfolio


State Street Research Large Cap Growth Portfolio


T. Rowe Price Large Cap Growth Portfolio


Harris Oakmark Focused Value Portfolio


Neuberger Berman Partners Mid Cap Value Portfolio


FI Mid Cap Opportunities Portfolio


MetLife Mid Cap Stock Index Portfolio


State Street Research Aggressive Growth Portfolio


State Street Research Aurora Portfolio


Loomis Sayles Small Cap Portfolio


Russell 2000(R) Index Portfolio

Franklin Templeton Small Cap Growth Portfolio

T. Rowe Price Small Cap Growth Portfolio


Scudder Global Equity Portfolio


FI International Stock Portfolio


Morgan Stanley EAFE(R) Index Portfolio


MET INVESTORS SERIES TRUST


PIMCO Total Return Portfolio

Lord Abbett Bond Debenture Portfolio

Neuberger Berman Real Estate Portfolio


Janus Aggressive Growth Portfolio

Met/AIM Mid Cap Core Equity Portfolio
T. Rowe Price Mid-Cap Growth Portfolio
Met/AIM Small Cap Growth Portfolio

Harris Oakmark International Portfolio

MFS Research International Portfolio

PIMCO PEA Innovation Portfolio


AMERICAN FUNDS INSURANCE SERIES


American Funds Growth-Income Fund


American Funds Growth Fund

American Funds Global Small Capitalization Fund

     You may also allocate purchase payments to a Fixed Account in states that have approved this option. Limits apply to transfers to and from the Fixed Account.

     When you purchase your Contract, you must select one of five Classes of the Contract, each of which has different Withdrawal Charges and Asset-Based Insurance Charges. The five available Classes of the Contract are:

     -- Standard Class,

     -- B Plus Class,

     -- C Class,

     -- L Class, and

     -- P Class.

     If you select the B Plus Class, we will add a bonus amount to each purchase payment received in the first Contract Year. The overall expenses for the B Plus Class Contract may be higher than the expenses for a similar Contract that does not pay a bonus. Over time, the value of the bonus could be more than offset by higher expenses.

     Please read this prospectus carefully and keep it for reference. This prospectus contains information that you should know before investing.


     You can obtain a Statement of Additional Information ("SAI") about the Contracts, dated May 1, 2004. The SAI is filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference in this prospectus. The SAI Table of Contents is on page A-70 of the prospectus. For a free copy of the SAI, write or call New England Securities Corporation, 501 Boylston St., Boston, Massachusetts 02116, 1-800-356-5015.


     NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE SECURITIES AND EXCHANGE COMMISSION MAINTAINS A WEB SITE THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS http://www.sec.gov.

     THE ELIGIBLE FUND PROSPECTUSES ARE ATTACHED. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.

     WE DO NOT GUARANTEE HOW ANY OF THE SUBACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND THE ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.


                                  MAY 1, 2004

                               TABLE OF CONTENTS
                                       OF
                                 THE PROSPECTUS


                                                                  PAGE
                                                                  ----
GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS...........       A-5
HIGHLIGHTS..................................................       A-6
FEE TABLE...................................................      A-10
HOW THE CONTRACT WORKS......................................      A-17
THE COMPANY.................................................      A-18
THE VARIABLE ACCOUNT........................................      A-18
INVESTMENTS OF THE VARIABLE ACCOUNT.........................      A-18
  Investment Advice.........................................      A-22
  Share Classes of the Eligible Funds.......................      A-23
  Substitution of Investments...............................      A-24
THE FIXED ACCOUNT...........................................      A-24
THE CONTRACTS...............................................      A-24
  Standard Class............................................      A-24
  B Plus Class..............................................      A-24
  C Class...................................................      A-25
  L Class...................................................      A-25
  P Class...................................................      A-25
  Purchase Payments.........................................      A-25
  Ten Day Right to Review...................................      A-26
  Allocation of Purchase Payments...........................      A-26
  Contract Value and Accumulation Unit Value................      A-26
  Payment on Death Prior to Annuitization...................      A-27
  Standard Death Benefit....................................      A-27
  Annual Step-Up Death Benefit..............................      A-27
  Greater of Annual Step-Up or 5% Annual Increase Death
     Benefit................................................      A-28
  Earnings Preservation Benefit Rider.......................      A-28
  Transfer Privilege........................................      A-31
  Dollar Cost Averaging.....................................      A-32
  Asset Rebalancing.........................................      A-33
  Withdrawals...............................................      A-34
  Systematic Withdrawals....................................      A-34
  Suspension of Payments....................................      A-35
  Inactive Contracts........................................      A-35
  Ownership Rights..........................................      A-35
  Requests and Elections....................................      A-36
  Confirming Transactions...................................      A-37
  State Variations..........................................      A-37
ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER
  DEDUCTIONS................................................      A-37
  Asset-Based Insurance Charge..............................      A-37
  Contract Administrative Fee...............................      A-38
  Withdrawal Charge.........................................      A-38
  Earnings Preservation Benefit Rider.......................      A-40
  Guaranteed Minimum Income Benefit Rider...................      A-40
  Premium and Other Tax Charges.............................      A-40
  Other Expenses............................................      A-41

                                                                  PAGE
                                                                  ----
ANNUITY PAYMENTS............................................      A-41
  Election of Annuity.......................................      A-41
  Annuity Options...........................................      A-41
  Amount of Annuity Payments................................      A-43
GUARANTEED MINIMUM INCOME BENEFIT...........................      A-43
  Description of the Predictor..............................      A-44
  Description of GMIB I.....................................      A-46
  The Predictor, GMIB I and Qualified Contracts.............      A-48
RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS..............      A-48
FEDERAL INCOME TAX CONSIDERATIONS...........................      A-48
  Taxation of Non-Qualified Contracts.......................      A-49
  Taxation of Qualified Contracts...........................      A-50
  Possible Tax Law Changes..................................      A-52
VOTING RIGHTS...............................................      A-52
DISTRIBUTION OF THE CONTRACTS...............................      A-52
THE OPERATION OF THE FIXED ACCOUNT..........................      A-53
  Contract Value and Fixed Account Transactions.............      A-53
INVESTMENT PERFORMANCE INFORMATION..........................      A-54
  Yields....................................................      A-54
  Standard Return...........................................      A-54
  Non-Standard Return.......................................      A-55
  Other Performance.........................................      A-55
LEGAL PROCEEDINGS...........................................      A-55
FINANCIAL STATEMENTS........................................      A-55
ACCUMULATION UNIT VALUES (Condensed Financial
  Information)..............................................      A-56
APPENDIX A: Consumer Tips...................................      A-64
APPENDIX B: Withdrawal Charge...............................      A-65
APPENDIX C: Premium Tax.....................................      A-66
APPENDIX D: Exchanged Contracts.............................      A-67
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....      A-68

               GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS

     We have tried to make this prospectus as understandable for you as possible. However, in explaining how the Contract works, we have had to use certain terms that have special meanings. These terms are defined below:

     ACCOUNT.  A subaccount of the Variable Account or the Fixed Account.

     ACCUMULATION UNIT. An accounting device used to calculate the Contract Value before annuitization.

     ANNUITANT.  The natural person on whose life Annuity Payments are based.

     ANNUITIZATION. Application of proceeds under the Contract to an annuity option on the Maturity Date or upon an earlier date you choose.

     ANNUITY DATE. A date on which you choose to begin receiving Annuity Payments which must be at least 30 days after issue. If you do not choose a date, the Annuity Date will be no later than the Maturity Date shown on the Contract Schedule.

     ANNUITY UNIT. An accounting device used to calculate the dollar amount of Annuity payments.

     BENEFICIARY. The person designated to receive Death Proceeds under a Contract if a Contract Owner (or Annuitant, if the Contract is not owned by an individual) dies before annuitization of the Contract.

     CONTRACT YEAR. A twelve month period beginning with the date shown on your Contract and with each Contract anniversary thereafter.

     DEATH PROCEEDS (PRIOR TO ANNUITIZATION). The amount we pay, prior to annuitization, on receipt of due proof of the death of a Contract Owner (or of the annuitant if the Contract is not owned by an individual) and election of payment.

     FIXED ACCOUNT. A part of the Company's general account to which you can allocate net purchase payments. The Fixed Account provides guarantees of principal and interest.

     MATURITY DATE. The date on which annuity payments begin, unless you apply the Contract Value to an annuity payment option before then. The Maturity Date is the later of (i) the date when the Annuitant at his or her nearest birthday would be age 95 (or the maximum age permitted by state law, if less), or (ii) 10 years from the issue date.

     OWNER (CONTRACT OWNER). The person or entity which has all rights under the Contract.

     PAYEE. Any person or entity entitled to receive payments under the Contract. The term includes (i) an Annuitant, (ii) a Beneficiary or contingent Beneficiary who becomes entitled to death proceeds, and (iii) on full withdrawals or partial withdrawals of the Contract, the Contract Owner.

     VARIABLE ACCOUNT. A separate investment account of the Company, the New England Variable Annuity Separate Account. The Variable Account is divided into subaccounts; each invests in shares of one Eligible Fund.

     VARIABLE ANNUITY. An annuity providing for Annuity payments varying in amount to reflect the investment experience of a separate investment account.

                                   HIGHLIGHTS

TAX DEFERRED VARIABLE ANNUITIES:

     Earnings under variable annuities are usually not taxed until paid out. This tax treatment is intended to encourage you to save for retirement.


     If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts) gains under the contract are generally not eligible for tax deferral.


THE CONTRACTS:

     The American Forerunner Series provides for variable annuity payments that begin at the Maturity Date, or earlier if you choose. Variable annuity payments fluctuate with the investment results of the Eligible Funds. (See "Amount of Annuity Payments.") We offer other variable annuity contracts that have different death benefits, contract features, fund selections, and optional programs. However, these other contracts also have different charges that would affect your subaccount performance and contract values. To obtain more information about these other contracts, contact our Annuity Administrative Office or your registered representative.

     The Contract allows you to select one of several different charge structures, each referred to as a Class, based on your specific situation. Each Class imposes varying levels of Withdrawal Charges and Asset-Based Insurance Charges. Depending on your expectations and preferences, you can choose the Class that best meets your needs.

     Prior to issuance, you must select one of five available Classes of the
Contract:

     -- Standard Class, which imposes a Withdrawal Charge on withdrawals equal to a maximum of 7% of each purchase payment, reducing annually over 7 years, and an Asset-Based Insurance Charge;

     -- B Plus Class (which may be referred to as the "Bonus Class"), which credits a bonus amount to purchase payments received in the first Contract Year, imposes a higher Withdrawal Charge (maximum 9%) over a longer period of time (9 years), and imposes a relatively higher Asset-Based Insurance Charge during the Withdrawal Charge period;

     -- C Class, which does not impose any Withdrawal Charge on withdrawals, but imposes a relatively higher Asset-Based Insurance Charge;

     -- L Class, which reduces the period of time (3 years) that a Withdrawal
       Charge (maximum 7%) applies on withdrawals, but imposes a relatively higher Asset-Based Insurance Charge; and

     -- P Class, which lengthens the period of time (9 years) that a Withdrawal
       Charge (maximum 8%) is imposed on withdrawals, and imposes a relatively lower Asset-Based Insurance Charge.

     For the B Plus Class, you should know that over time and under certain circumstances (such as withdrawal during the last few years that a Withdrawal Charge applies, or after an extended period of poor market performance), the costs associated with the B Plus Class may exceed the bonus amount and any related earnings. You should consider this possibility before purchasing a B Plus Class Contract.

     Your financial representative can help you decide which Class is best for you. The following chart shows in graphic form the relative levels of the Withdrawal Charge and Asset-Based Insurance Charge under each Class:

                                 Relationship of Withdrawal Charges
                                  to Asset-Based Insurance Charges
                                     for Each Class of Contract

                                    [GRAPH]

     For actual expenses of each Class, see the Fee Table on page A-10.

PURCHASE PAYMENTS:

     Currently, the minimum initial and subsequent purchase payments are as follows (exceptions may apply):

CLASS                                                     INITIAL              SUBSEQUENT
-----                                                     -------              ----------
Standard, P...................................  $ 5,000(nonqualified plans)       $500
                                                $ 2,000(qualified plans)
C,L...........................................  $25,000                           $500
B Plus........................................  $10,000                           $500

We may limit the purchase payments you can make. In addition, you may not make a purchase payment (1) within the seven years before the Contract's Maturity Date for the Standard Class, nine years for the P Class and the B Plus Class, and three years for the L Class, or (2) after a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) reaches age 91. For joint Contract Owners, you may not make a purchase payment after the older Contract Owner reaches age 86. (See "Purchase Payments.")

OWNERSHIP:

     A purchaser may be an individual, employer, trust, corporation, partnership, custodian or any entity specified in an eligible employee benefit plan. A contract generally may have two owners (both of whom must be individuals). Subject to state approval, certain retirement plans qualified under the Internal Revenue Code ("the Code") may purchase the Contract.

     FOR ANY TAX QUALIFIED ACCOUNT (E.G. INDIVIDUAL RETIREMENT ACCOUNTS), THE TAX DEFERRED ACCRUAL FEATURE IS PROVIDED BY THE TAX QUALIFIED RETIREMENT PLAN. THEREFORE, THERE SHOULD BE REASONS OTHER THAN TAX DEFERRAL FOR ACQUIRING AN ANNUITY CONTRACT WITHIN A QUALIFIED PLAN.

     For contract transactions, we rely on instructions from Contract Owners, whether a trustee or custodian of an eligible retirement plan or an individual owner.

INVESTMENT OPTIONS:


     You may allocate purchase payments to the subaccounts or to the Fixed Account. The Fixed Account is not available to Contracts purchased on or after May 1, 2003 for which the C Class has been selected. The Fixed Account is also not available to Contracts purchased in New York on or after May 1, 2003 if the optional Guaranteed Minimum Income Benefit ("GMIB II" or "GMIB I") is selected. You can allocate your Contract Value among the subaccounts and the Fixed Account as you choose any time (subject to limitation). However, you may not choose more than 18 subaccounts (including the Fixed Account) at the time you submit your initial purchase payment. You may not choose more than 18 subaccounts (including the Fixed Account) at the time you submit a subsequent purchase payment, unless you notify us of your chosen allocation one or more days prior to submitting the payment. You must allocate a minimum of $500 dollars to each account you select. However, for individual retirement annuities, individual retirement accounts and Roth Individual Retirement Accounts, if purchase payments are less than $2,000, then you may allocate the payment to a maximum of four subaccounts.



     You can change your purchase payment allocation. We believe that under current tax law you can transfer Contract Value between accounts without Federal income tax. We reserve the right to limit transfers and charge a transfer fee. Currently, we do not charge a transfer fee or limit the number of transfers, but we do apply special limits to "market timing." (See "Transfer Privilege--Market Timing.") The minimum transfer amount is currently $500, unless we have agreed otherwise. Special limits apply to transfers to and from the Fixed Account. (See "THE FIXED ACCOUNT.") The maximum transfer amount is $500,000 for each transaction.


CHARGES:

     We apply the following charges to your Contract:

     -- premium tax charge, in some states.

     -- asset-based insurance charge at an annual rate ranging from 1.15% to 1.95% of the Variable Account's daily net assets depending upon the Class and death benefit option you select (these amounts increase by .25% for subaccounts investing in the American Funds Insurance Series).

     -- annual contract administrative fee of $30 during the accumulation phase and pro rata at annuitization (if the Contract Value is less than $50,000).

     -- except for C Class, withdrawal charge that varies by Class (maximum of 9% of each purchase payment made) on certain full and partial withdrawals and certain annuitization transactions.

     -- for Contracts with a Guaranteed Minimum Income Benefit Rider, a fee of
       0.50% imposed on the Income Base annually in arrears on each Contract Anniversary prior to annuitization.

     -- for Contracts with an Earnings Preservation Benefit Rider, a fee of 0.25% deducted daily from subaccount assets prior to annuitization.

     Certain waivers or reductions may apply. (See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS.")

     We do not deduct a sales charge from purchase payments.

     For information concerning compensation paid for the sale of contracts, see "Distribution of the Contracts."

TEN DAY RIGHT TO REVIEW:

     After you receive the Contract, you have ten days (more in some states) to return it to us or our agent for cancellation. We will return the Contract Value (or, in certain states, your purchase payments).

PAYMENT ON DEATH:

     If a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) dies before annuitization, the Beneficiary receives a death benefit.

     You will receive the Standard Death Benefit unless you chose to receive one of two enhanced death benefits--the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. Each of these enhanced death benefits will increase the Asset-Based Insurance Charge applicable to your Contract. You may also elect to purchase, for an additional charge, the Earnings Preservation Benefit Rider, which provides an additional death benefit to assist with covering income taxes payable at death, and a Guaranteed Minimum Income Benefit Rider ("GMIB"), which provides an additional "floor" on annuity payments.

     The Standard Death Benefit equals the greater of the current Contract Value or total purchase payments less a pro rata reduction for partial withdrawals. The Annual Step-Up Death Benefit equals the greater of current Contract Value or the greatest Contract Value on any prior anniversary plus subsequent purchase payments, less a pro rata reduction for subsequent withdrawals. The Greater of Annual Step-Up or 5% Annual Increase Rider equals the greatest of: current Contract Value; purchase payments (less prior withdrawals) accumulated at an annual rate of 5%; or the greatest Contract Value on any prior anniversary plus subsequent purchase payments, less a pro rata reduction for subsequent withdrawals.

     Death Proceeds are taxable and generally are included in the income of the recipient as follows:

     -- If received under an annuity payment option, they are taxed in the same manner as annuity payments.

     -- If distributed in a lump sum, they are taxed in the same manner as a full withdrawal.

WITHDRAWALS:


     Before annuitization you can send us a written request to withdraw all or part of your Contract Value. After a partial withdrawal, the remaining Contract Value must be at least $2,000. Currently, a partial withdrawal must be at least $500. A withdrawal may be subject to federal income tax and federal tax laws penalize and may prohibit certain premature distributions from the Contract. (See "FEDERAL INCOME TAX CONSIDERATIONS.")


     A Withdrawal Charge will apply to certain full and partial withdrawals and certain annuitization transactions for Standard, B Plus, L and P Class Contracts. On full withdrawals the annual contract administrative fee will be deducted. No Withdrawal Charge applies to C Class Contracts. We reserve the right to deduct a premium tax charge on full and partial withdrawals in some states.

     On a Standard, B Plus, L, or P Class Contract in any Contract Year you can make a withdrawal of a portion of your purchase payments free from any Withdrawal Charge (the "free withdrawal amount"). In the first Contract Year, no free withdrawal amount is available unless it is part of a monthly systematic withdrawal program in which the monthly withdrawal amount does not exceed 1/12 of 10% of total purchase payments. After the first Contract Year, the annual free withdrawal amount is equal to 10% of total purchase payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Earnings may be withdrawn at any time, free from any Withdrawal Charge.

REPLACEMENT OF CONTRACTS


     Generally, it is not advisable to purchase a Contract as a replacement for an existing annuity contract. You should replace an existing contract only when you determine that the Contract is better for you. You may have to pay a withdrawal charge on your existing contract, and the Contract may impose a new withdrawal charge period. Before you buy a Contract, ask your registered representative if purchasing a Contract would be advantageous, given the Contract's features, benefits and charges.



     You should talk to your tax advisor to make sure that this purchase will qualify as a tax-free exchange. If you surrender your existing contract for cash and then buy the Contract, you may have to pay Federal income taxes, including possible penalty taxes, on the surrender. Also, because we will not issue the Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed.

                                   FEE TABLE

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Eligible Fund options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

          Sales Charge Imposed on Purchase Payments.........  None
          Withdrawal Charge (as a percentage of each
            purchase payment)...............................  9% declining annually -- see Note
                                                              (1)
          Transfer Fee(2)...................................  $25

NOTES:
(1) The Withdrawal Charge is a declining percentage of each purchase payment and varies by Contract Class, as follows:

        NUMBER OF
        COMPLETE YEARS FROM RECEIPT OF  STANDARD CLASS    B PLUS CLASS    L CLASS    P CLASS    C CLASS
        PURCHASE PAYMENT                    CHARGE           CHARGE       CHARGE     CHARGE     CHARGE
        ------------------------------  --------------    ------------    -------    -------    -------
        0.............................         7%               9%            7%        8%       None
        1.............................         6%               8%            6%        8%
        2.............................         6%               8%            5%        8%
        3.............................         5%               7%            0%        7%
        4.............................         4%               6%            0%        6%
        5.............................         3%               5%            0%        5%
        6.............................         2%               4%            0%        4%
        7.............................         0%               2%            0%        3%
        8.............................         0%               2%            0%        2%
        9 and thereafter..............         0%               0%            0%        0%

(2) Currently, we do not charge this fee. We reserve the right to limit the number and dollar amount of transfers and impose a transfer fee of up to $25. We will not restrict transfers to less than 12 per Contract Year.

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.

VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily net assets in the subaccounts)

        Asset-Based Insurance Charge for all subaccounts except the American Funds Growth, American Funds Growth-Income, and American Funds Global Small Capitalization Subaccounts(1)

                                              STANDARD CLASS   B PLUS CLASS(2)   C CLASS   L CLASS   P CLASS
                                              --------------   ---------------   -------   -------   -------
          Standard Death Benefit............      1.25%             1.60%         1.60%     1.50%     1.15%
          Annual Step-Up Death Benefit......      1.45%             1.80%         1.80%     1.70%     1.35%
          Greater of Annual Step-Up or 5%
            Annual Increase Death Benefit...      1.60%             1.95%         1.95%     1.85%     1.50%

        Asset-Based Insurance Charge for the American Funds Growth, American Funds Growth-Income, and American Funds Global Small Capitalization Subaccounts(1)

                                              STANDARD CLASS   B PLUS CLASS(2)   C CLASS   L CLASS   P CLASS
                                              --------------   ---------------   -------   -------   -------
          Standard Death Benefit............      1.50%             1.85%         1.85%     1.75%     1.40%
          Annual Step-Up Death Benefit......      1.70%             2.05%         2.05%     1.95%     1.60%
          Greater of Annual Step-Up or 5%
            Annual Increase Death Benefit...      1.85%             2.20%         2.20%     2.10%     1.75%
          Earnings Preservation Benefit Rider(3)..................................................    0.25%


OTHER CONTRACT FEES
          Annual Contract Administrative Fee(4).............    $30
          Guaranteed Minimum Income Benefit (the Predictor
          or GMIB I)(5).....................................   0.50%


NOTES:

(1) For Contracts issued prior to May 1, 2003, the Asset-Based Insurance Charge for the Annual Step-Up Death Benefit and the Greater of Annual Step-Up or 5% Annual Increase Death Benefit is 0.10% lower than what is described in the table. After annuitization, the amount of the Asset-Based Insurance Charge for each Class will be the charge that would apply for the standard death benefit; except that for the B Plus Class and the P Class, the Asset-Based Insurance Charge will be 1.25% after annuitization (1.50% for the American Funds Growth, American Funds Growth-Income, and American Funds Global Small Capitalization Subaccounts). We reserve the right to impose an increased Asset-Based Insurance Charge on other subaccounts that we add to the Contract in the future. The increase will not exceed the annual rate of 0.25% of average daily net assets in any such subaccounts.


(2) The Asset-Based Insurance Charge will be reduced on the B Plus Class by 0.35% after the expiration of the 9-year Withdrawal Charge period.

(3) The charge for the Earnings Preservation Benefit Rider will not be assessed after annuitization.

(4) We will also deduct this fee on full withdrawal (regardless of contract size) and pro rata on annuitization. This fee will not be deducted during the accumulation period or on annuitization for Contracts with a Contract Value of $50,000 or more. We reserve the right to deduct this fee during the Annuity Period, pro rata from each annuity payment.


(5) The Predictor and GMIB I rider charge is imposed on the Income Base annually in arrears on each Contract Anniversary. The Income Base is based on the greater of premiums accumulated with interest and the greatest anniversary value for the Contract, subject to certain limitations. The charge for the Guaranteed Minimum Income Benefit will not be assessed after annuitization. For Contracts for which a completed application and any other required paper work were received in good order at our Annuity Administrative Office by February 14, 2003, and for which an initial purchase payment was received within 60 days, the charge for the Guaranteed Minimum Income Benefit is 0.15% lower (0.35% rather than 0.50%). See "GUARANTEED MINIMUM INCOME BENEFIT" on p. A-43 for more information.


     This charge is reduced to 0.45% if you choose either the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit.

     The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Fund's fees and expenses is contained below and in the prospectus for each Eligible Fund.

RANGE OF ELIGIBLE FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                              MINIMUM   MAXIMUM
                                                              -------   -------
Total Annual Eligible Fund Operating Expenses

(expenses that are deducted from Eligible Fund assets,
including management fees, distribution (12b-1) fees, and
other expenses).............................................    .56%     1.57%



                                                              MINIMUM   MAXIMUM
                                                              -------   -------
Net Total Annual Eligible Fund Operating Expenses(1)

(expenses that are deducted from Eligible Fund assets,
including management fees, distribution (12b-1) fees, and
other expenses after any applicable waiver or reimbursement
arrangement)................................................    .56%     1.43%


NOTE:

(1) The range of Net Total Annual Eligible Fund Operating Expenses takes into account contractual arrangements for certain Eligible Funds that require the investment adviser to reimburse or waive Eligible Fund operating expenses until April 30, 2005, as described in more detail below.

     The following table shows the annual operating expenses for each Eligible Fund for the year ended December 31, 2003, before and after any applicable contractual expense subsidy or expense deferral arrangement (anticipated expenses for 2004 for the Neuberger Berman Real Estate Portfolio):


ANNUAL ELIGIBLE FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)(1)


                                                                              GROSS     CONTRACTUAL    NET TOTAL
                                                      12B-1                   TOTAL       EXPENSE     CONTRACTUAL
                                      MANAGEMENT   DISTRIBUTION    OTHER      ANNUAL    SUBSIDY OR      ANNUAL
                                         FEES        FEES(2)      EXPENSES   EXPENSES    DEFERRAL     EXPENSES(3)
                                      ----------   ------------   --------   --------   -----------   -----------
METROPOLITAN SERIES FUND, INC.(4)...
State Street Research Money Market
  Portfolio.........................     .35%          .25%         .05%       .65%            0%         .65%
Salomon Brothers U.S. Government
  Portfolio Class B(8)..............     .55%          .25%         .10%       .90%            0%         .90%
Salomon Brothers U.S. Government
  Portfolio Class E(5)(8)...........     .55%          .15%         .10%       .80%            0%         .80%
State Street Research Bond Income
  Portfolio.........................     .40%          .25%         .07%       .72%            0%         .72%
Lehman Brothers Aggregate Bond Index
  Portfolio.........................     .25%          .25%         .09%       .59%            0%         .59%
Salomon Brothers Strategic Bond
  Opportunities Portfolio Class
  B(8)..............................     .65%          .25%         .16%      1.06%            0%        1.06%
Salomon Brothers Strategic Bond
  Opportunities Portfolio Class
  E(8)..............................     .65%          .15%         .16%       .96%            0%         .96%
MFS Total Return Portfolio..........     .50%          .25%         .19%       .94%            0%         .94%
State Street Research Diversified
  Portfolio.........................     .44%          .25%         .07%       .76%            0%         .76%
Davis Venture Value Portfolio Class
  B(8)..............................     .74%          .25%         .05%      1.04%            0%        1.04%
Davis Venture Value Portfolio Class
  E(8)..............................     .74%          .15%         .05%       .94%            0%         .94%
FI Value Leaders Portfolio Class
  B(8)..............................     .67%          .25%         .07%       .99%            0%         .99%
FI Value Leaders Portfolio Class
  E(8)..............................     .67%          .15%         .07%       .89%            0%         .89%
Harris Oakmark Large Cap Value
  Portfolio Class B(8)..............     .74%          .25%         .09%      1.08%            0%        1.08%
Harris Oakmark Large Cap Value
  Portfolio Class E(8)..............     .74%          .15%         .09%       .98%            0%         .98%
State Street Research Large Cap
  Value Portfolio Class B(5)(8).....     .70%          .25%         .35%      1.30%          .10%        1.20%
State Street Research Large Cap
  Value Portfolio Class E(5)(8).....     .70%          .15%         .35%      1.20%          .10%        1.10%
MetLife Stock Index Portfolio.......     .25%          .25%         .06%       .56%            0%         .56%
MFS Investors Trust Portfolio Class
  B(5)(8)...........................     .75%          .25%         .36%      1.36%          .11%        1.25%
MFS Investors Trust Portfolio Class
  E(5)(8)...........................     .75%          .15%         .36%      1.26%          .11%        1.15%
State Street Research Investment
  Trust Portfolio...................     .49%          .25%         .07%       .81%            0%         .81%
Met/Putnam Voyager Portfolio Class
  B(5)(8)...........................     .80%          .25%         .27%      1.32%          .07%        1.25%
Met/Putnam Voyager Portfolio Class
  E(5)(8)...........................     .80%          .15%         .27%      1.22%          .07%        1.15%
State Street Research Large Cap
  Growth Portfolio Class B(8).......      73%          .25%         .07%      1.05%            0%        1.05%
State Street Research Large Cap
  Growth Portfolio Class E(5)(8)....     .73%          .15%         .07%       .95%            0%         .95%
T. Rowe Price Large Cap Growth
  Portfolio.........................     .63%          .25%         .16%      1.04%            0%        1.04%
Harris Oakmark Focused Value
  Portfolio Class B(8)..............     .75%          .25%         .05%      1.05%            0%        1.05%
Harris Oakmark Focused Value
  Portfolio Class E(8)..............     .75%          .15%         .05%       .95%            0%         .95%

                                                                              GROSS     CONTRACTUAL    NET TOTAL
                                                      12B-1                   TOTAL       EXPENSE     CONTRACTUAL
                                      MANAGEMENT   DISTRIBUTION    OTHER      ANNUAL    SUBSIDY OR      ANNUAL
                                         FEES        FEES(2)      EXPENSES   EXPENSES    DEFERRAL     EXPENSES(3)
                                      ----------   ------------   --------   --------   -----------   -----------
Neuberger Berman Partners Mid Cap
  Value Portfolio...................     .69%          .25%         .11%      1.05%            0%        1.05%
FI Mid Cap Opportunities
  Portfolio.........................     .69%          .25%         .08%      1.02%            0%        1.02%
MetLife Mid Cap Stock Index
  Portfolio.........................     .25%          .25%         .15%       .65%            0%         .65%
State Street Research Aggressive
  Growth Portfolio..................     .73%          .25%         .08%      1.06%            0%        1.06%
State Street Research Aurora
  Portfolio Class B(8)..............     .85%          .25%         .08%      1.18%            0%        1.18%
State Street Research Aurora
  Portfolio Class E(8)..............     .85%          .15%         .08%      1.08%            0%        1.08%
Loomis Sayles Small Cap Portfolio
  Class B(8)........................     .90%          .25%         .09%      1.24%            0%        1.24%
Loomis Sayles Small Cap Portfolio
  Class E(8)........................     .90%          .15%         .09%      1.14%            0%        1.14%
Russell 2000 Index Portfolio........     .25%          .25%         .22%       .72%            0%         .72%
Franklin Templeton Small Cap Growth
  Portfolio(5)......................     .90%          .25%         .42%      1.57%          .17%        1.40%
T. Rowe Price Small Cap Growth
  Portfolio.........................     .52%          .25%         .11%       .88%            0%         .88%
Scudder Global Equity Portfolio.....     .64%          .25%         .20%      1.09%            0%        1.09%
FI International Stock Portfolio
  Class B(8)........................     .86%          .25%         .23%      1.34%            0%        1.34%
FI International Stock Portfolio
  Class E(8)........................     .86%          .15%         .23%      1.24%            0%        1.24%
Morgan Stanley EAFE Index
  Portfolio.........................     .30%          .25%         .41%       .96%            0%         .96%
MET INVESTORS SERIES TRUST(4).......
PIMCO Total Return Portfolio(6).....     .50%          .25%         .08%       .83%            0%         .83%
Lord Abbett Bond Debenture
  Portfolio(6)......................     .60%          .25%         .11%       .96%            0%         .96%
Neuberger Berman Real Estate
  Portfolio(6)......................     .70%          .25%         .41%      1.36%          .21%        1.15%
Janus Aggressive Growth
  Portfolio(6)......................     .78%          .25%         .15%      1.18%          .03%        1.15%
Met/AIM Mid Cap Core Equity
  Portfolio(6)......................     .75%          .25%         .19%      1.19%            0%        1.19%
T. Rowe Price Mid-Cap Growth
  Portfolio(6)......................     .75%          .25%         .18%      1.18%            0%        1.18%
Met/AIM Small Cap Growth
  Portfolio(6)......................     .90%          .25%         .21%      1.36%          .06%        1.30%
Harris Oakmark International
  Portfolio Class B(6)(7)(8)........     .85%          .25%         .33%      1.43%            0%        1.43%
Harris Oakmark International
  Portfolio Class E(6)(7)(8)........     .85%          .15%         .33%      1.33%            0%        1.33%
MFS Research International
  Portfolio(6)......................     .80%          .25%         .34%      1.39%          .04%        1.35%
PIMCO PEA Innovation Portfolio(6)...     .95%          .25%         .32%      1.52%          .17%        1.35%
AMERICAN FUNDS INSURANCE
  SERIES(4).........................
American Funds Growth-Income Fund...     .33%          .25%         .01%       .59%            0%         .59%
American Funds Growth Fund..........     .37%          .25%         .02%       .64%            0%         .64%
American Funds Global Small
  Capitalization Fund...............     .80%          .25%         .03%      1.08%            0%        1.08%


NOTES:


(1) The Eligible Fund expenses used to prepare this table were provided to us by the Eligible Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2003. Current or future expenses may be greater or less than those shown.



(2) The Metropolitan Fund, Met Investors Series Trust, and American Funds Insurance Series have each adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the relevant Fund's prospectus.



(3) Net Total Contractual Annual Expenses do not reflect certain expense reductions that certain Portfolios achieved due to directed brokerage arrangements.

(4) Our affiliate, MetLife Advisers, LLC ("MetLife Advisers") is the investment manager for the Portfolios of the Metropolitan Fund. Our affiliate, Met Investors Advisory LLC ("Met Investors Advisory") is the manager of the Portfolios of the Met Investors Series Trust. Capital Research and Management Company is the investment adviser of the American Funds Insurance Series.



(5) MetLife Advisers and the Metropolitan Fund have entered into an Expense Agreement under which MetLife Advisers will waive management fees and/or pay expenses (other than brokerage costs, interest, taxes or extraordinary expenses) of certain Portfolios so that total annual expenses of these Portfolios will not exceed, at any time prior to April 30, 2005, the following percentages: 1.20% (Class B) and 1.10% (Class E) for the State Street Research Large Cap Value Portfolio; 1.25% (Class B) and 1.15% (Class
     E) for the MFS Investors Trust Portfolio; 1.25% (Class B) and 1.15% (Class
     E) for the Met/Putnam Voyager; 1.40% (Class B) for the Franklin Templeton Small Cap Growth Portfolio. Under the agreement, if certain conditions are met, MetLife Advisers may be reimbursed and expenses paid with respect to the State Street Large Cap Value Portfolio, MFS Investors Trust Portfolio, Met/Putnam Voyager and Franklin Templeton Small Cap Growth Portfolio if, in the future, actual expenses of these portfolios are less than these expense limits.



(6) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of each Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses and 12b-1 fees) will not exceed, at any time prior to April 30, 2005, the following percentages: 1.00% for the Lord Abbett Bond Debenture Portfolio; 1.15% for the Neuberger Berman Real Estate Portfolio; 1.15% for the Janus Aggressive Growth Portfolio; 1.20% for the Met/AIM Mid Cap Core Equity Portfolio; 1.20% for the T. Rowe Price Mid-Cap Growth Portfolio; 1.30% for the Met/AIM Small Cap Growth Portfolio; 1.45% (Class B) and 1.35% (Class E) for the Harris Oakmark International Portfolio; 1.35% for the MFS Research International Portfolio and 1.35% for the PIMCO PEA Innovation Portfolio. Due to expense waivers in addition to those shown in the table, actual Net Total Contractual Annual Expenses for the year ended December 31, 2003, for the following Portfolios, were: 1.14% for the Janus Aggressive Growth Portfolio, and 1.33% for the MFS Research International Portfolio. Under certain circumstances, any fees waived or expense reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of these Portfolios are less than these expense limits. Certain amounts were recouped by the investment manager during 2003. The amounts repaid are reflected in Other Expenses and per Portfolio are: .01% for the PIMCO Total Return Portfolio; .05% for the Lord Abbett Bond Debenture Portfolio; .04% for the Met/AIM Mid Cap Core Equity Portfolio; .02% for the T. Rowe Price Mid-Cap Growth Portfolio; and .10% (Class B) and .09% (Class E) for the Harris Oakmark International Portfolio.



(7) The Harris Oakmark International Portfolio Class E is only available to Contracts purchased prior to May 1, 2003. The Harris Oakmark International Portfolio Class B is only available to Contracts issued on or after May 1, 2003.



(8) Class E Shares of the Salomon Brothers U.S. Government Portfolio, Salomon Brothers Strategic Bond Opportunities Portfolio, Davis Venture Value Portfolio, FI Value Leaders Portfolio, Harris Oakmark Large Cap Value Portfolio, State Street Research Large Cap Value Portfolio, State Street Research Large Cap Growth Portfolio, MFS Investors Trust Portfolio, Met/Putnam Voyager Portfolio, Harris Oakmark Focused Value Portfolio, State Street Aurora Portfolio, Loomis Sayles Small Cap Portfolio and FI International Stock Portfolio are only available to Contracts issued prior to May 1, 2004. Class B Shares of these Portfolios are only available to Contracts issued on or after May 1, 2004.

EXAMPLES

     These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Variable Account annual expenses, and Eligible Fund fees and expenses. (1)

     The examples assume that the Contract has (i) the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, (ii) the Guaranteed Minimum Income Benefit Rider, and (iii) the Earnings Preservation Benefit Rider.

     EXAMPLE 1. This Example assumes that you invest $10,000 in a Standard Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable withdrawal charges deducted) at the end of the applicable time period:


                                                      1 YEAR      3 YEARS     5 YEARS    10 YEARS
                                                     ---------   ---------   ---------   ---------
     (a)...........................................  $1,095.68   $1,745.73   $2,401.53   $4,250.65
     (b)...........................................  $  995.20   $1,449.16   $1,916.06   $3,320.37


     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no withdrawal charges would be deducted (2)):


                                                       1 YEAR     3 YEARS     5 YEARS    10 YEARS
                                                       -------   ---------   ---------   ---------
     (a).............................................  $385.09   $1,174.78   $1,991.36   $4,158.05
     (b).............................................  $284.51   $  877.23   $1,503.16   $3,226.82


     EXAMPLE 2. This Example assumes that you invest $10,000 in a B Plus Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable withdrawal charges deducted) at the end of the applicable time period:


                                                      1 YEAR      3 YEARS     5 YEARS    10 YEARS
                                                     ---------   ---------   ---------   ---------
     (a)...........................................  $1,328.41   $2,051.98   $2,797.87   $4,675.57
     (b)...........................................  $1,228.27   $1,750.63   $2,305.48   $3,756.04


     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no withdrawal charges would be deducted (2)):


                                                       1 YEAR     3 YEARS     5 YEARS    10 YEARS
                                                       -------   ---------   ---------   ---------
     (a).............................................  $429.41   $1,331.98   $2,257.87   $4,675.57
     (b).............................................  $328.27   $1,030.63   $1,765.48   $3,756.04


     EXAMPLE 3. This Example assumes that you invest $10,000 in a C Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract, do not surrender your Contract, annuitize or do not annuitize at the end of the applicable time period (no withdrawal charges apply to the C Class):


                                                       1 YEAR     3 YEARS     5 YEARS    10 YEARS
                                                       -------   ---------   ---------   ---------
     (a).............................................  $428.23   $1,300.49   $2,194.42   $4,529.23
     (b).............................................  $328.09   $1,006.93   $1,717.27   $3,641.97

     EXAMPLE 4. This Example assumes that you invest $10,000 in an L Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable withdrawal charges deducted) at the end of the applicable time period:


                                                      1 YEAR      3 YEARS     5 YEARS    10 YEARS
                                                     ---------   ---------   ---------   ---------
     (a)...........................................  $1,118.08   $1,811.01   $2,146.97   $4,443.35
     (b)...........................................  $1,017.84   $1,516.52   $1,667.25   $3,545.93


     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no withdrawal charges would be deducted (2)):


                                                       1 YEAR     3 YEARS     5 YEARS    10 YEARS
                                                       -------   ---------   ---------   ---------
     (a).............................................  $418.08   $1,271.01   $2,146.97   $4,443.35
     (b).............................................  $317.84   $  976.52   $1,667.25   $3,545.93


     EXAMPLE 5. This Example assumes that you invest $10,000 in a P Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable withdrawal charges deducted) at the end of the applicable time period:


                                                      1 YEAR      3 YEARS     5 YEARS    10 YEARS
                                                     ---------   ---------   ---------   ---------
     (a)...........................................  $1,185.09   $1,894.78   $2,531.36   $4,158.05
     (b)...........................................  $1,084.51   $1,597.23   $2,043.16   $3,226.82


     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no withdrawal charges would be deducted (2)):


                                                       1 YEAR     3 YEARS     5 YEARS    10 YEARS
                                                       -------   ---------   ---------   ---------
     (a).............................................  $385.09   $1,174.78   $1,991.36   $4,158.05
     (b).............................................  $284.51   $  877.23   $1,503.16   $3,226.82


     PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REPRESENT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.
NOTES:

(1) The examples do not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). The examples use an average Contract Administrative Fee of .035% for the Standard Class, .016% for the B Plus Class, .015% for the C Class, .012% for the L Class, and .028% for the P Class. (See (4), on p. A-11.)

(2) If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Withdrawal Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. (see "Withdrawal Charge" and "Annuity Options" for more information.)
--------------------------------------------------------------------------------

Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus (p. A-56).

                             HOW THE CONTRACT WORKS

                                    PURCHASE

- You must select one of five Classes of the Contract, each of which has different Withdrawal Charges and Asset-Based Insurance Charges:

  - Standard Class
  - B Plus Class
  - C Class
  - L Class
  - P Class

- You can make a one-time investment or establish an ongoing investment program, subject to the Company's minimum and maximum purchase payment guidelines, which vary by Class.
                              ADDITIONAL PAYMENTS

- Generally may be made at any time, (subject to Company limits), but no purchase payments allowed: (1) during the seven years immediately preceding the Maturity Date for the Standard Class; nine years for the B Plus Class; three years for the L Class; and nine years for the P Class; or (2) after a Contract Owner (or the Annuitant, if not owned in an individual capacity) reaches age 91. Joint Contract Owners may not make a purchase payment after the older Contract Owner reaches age 86.


- Minimum $500 with certain exceptions (see page A-26).


                                  WITHDRAWALS

- You may make withdrawals from your Contract, subject to imposition of a Withdrawal Charge.

- No Withdrawal Charge applies to Class C. For the other Classes, you may withdraw the free withdrawal amount each Contract Year without incurring the Withdrawal Charge.

- In the first Contract Year, no free withdrawal amount is available unless it is part of a monthly systematic withdrawal program in which the monthly withdrawal amount does not exceed 1/12 of 10% of total purchase payments.

- After the first Contract Year, the annual free withdrawal amount is equal to 10% of total purchase payments, less the total free withdrawal amount previously withdrawn in the same Contract Year.

- Withdrawals may be taxable to the extent of gain.

- Prior to age 59 1/2 a 10% penalty tax may apply. A 25% penalty tax may apply upon surrender from a SIMPLE IRA within the first 2 years.

- Premium tax charge may apply.

                                 DEATH PROCEEDS

- You will receive the Standard Death Benefit unless you chose to receive one of two enhanced death benefits -- the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit.

- Each of these enhanced death benefits will increase the Asset-Based Insurance Charge applicable to your Contract.

- You may also elect to purchase, for an additional charge, the Earnings Preservation Benefit Rider, which provides an additional death benefit to assist with covering taxes payable at death, and/or the Guaranteed Minimum Income Benefit Rider, which provides a "floor" on annuity payments.

- Your Death Proceeds are guaranteed not to be less than your total purchase payments adjusted for any prior withdrawals (and, where applicable, net of premium tax charges).

- Death proceeds may be taxable.

- Premium tax charge may apply.

                                 CONTRACT VALUE

- You allocate payments to your choice, within limits, of Eligible Funds and/or the Fixed Account.
- The Contract Value reflects purchase payments, investment experience, interest credited on Fixed Account allocations, partial withdrawals and Contract charges.
- The Contract Value invested in the Eligible Funds is not guaranteed.

- Earnings in the Contract are free of any current income taxes (see page A-48).

- You may change the allocation of future payments, within limits, at any time.
- Prior to annuitization, you may transfer Contract Value among accounts, currently free of charge. (Special limits apply to the Fixed Account and to situations that involve "market timing.")

                              RETIREMENT BENEFITS
- Lifetime income options.
- Fixed and/or variable payout options.
- Retirement benefits may be taxable.
- Premium tax charge may apply.

                     DAILY DEDUCTION FROM VARIABLE ACCOUNT

- We deduct an Asset-Based Insurance Charge from the Contract Value daily. The amount of the charge depends upon the Class of Contract you select, the features you choose for your Contract, and the subaccounts you select. Asset-Based Insurance Charges (as an annual percentage of the daily net assets of each subaccount) for each Class and for each death benefit option prior to annuitization are:
  Standard Class -- MINIMUM-1.25%; MAXIMUM-1.60%
  B Plus Class -- MINIMUM-1.60%; MAXIMUM-1.95%
  C Class -- MINIMUM-1.60%; MAXIMUM-1.95%
  L Class -- MINIMUM-1.50%; MAXIMUM-1.85%
  P Class -- MINIMUM-1.15%; MAXIMUM-1.50%
  (These amounts increase by .25% for subaccounts investing in the American Funds Insurance Series)

- We reserve the right to impose an increased Asset-Based Insurance Charge on subaccounts that we add to the Contract in the future. The increase will not exceed the annual rate of 0.25% of average daily net assets in any such subaccounts.

- After annuitization, the amount of the Asset-Based Insurance Charge for each Class will be the charge that would apply for the standard death benefit, except that for the B Plus and P Class, the Asset-Based Insurance Charge will be 1.25% after annuitization. These amounts increase by .25% for Subaccounts investing in the American Funds Insurance Series.

- Investment advisory fees and operating expenses are deducted from the Eligible Fund assets daily.

                       ANNUAL CONTRACT ADMINISTRATIVE FEE

- We deduct a $30 Contract Administrative Fee from the Contract Value in the Variable Account on each anniversary while the Contract is in-force and on full withdrawal. We deduct a pro rata portion on annuitization. We do not deduct this fee during the accumulation period or on annuitization if the Contract Value is $50,000 or more. We reserve the right to deduct this fee during the Annuity Period, pro rata from each annuity payment.

                               WITHDRAWAL CHARGE

- No Withdrawal Charge applies to Class C.

- For the other Classes, we deduct a Withdrawal Charge (maximum of 9% of each purchase payment made) on certain full and partial withdrawals and certain annuitization transactions.

- You may withdraw the free withdrawal amount each Contract Year without incurring the Withdrawal Charge.


- The applicable Withdrawal Charge varies by Class (see pages A-38 to A-40).


                               PREMIUM TAX CHARGE

- Where applicable, we deduct a premium tax charge from the Contract Value when annuity benefits commence.

                              ADDITIONAL BENEFITS

- You pay no taxes on your investment as long as it remains in the Contract.

- You may withdraw your Contract Value at any time, less any applicable Withdrawal Charge, subject to any applicable tax law restrictions.

- We may waive the Withdrawal Charge on evidence of terminal illness, confinement to a nursing home, or permanent and total disability, if this benefit is available in your state.

                                  THE COMPANY

     We were organized as a stock life insurance company in Delaware in 1980 and are authorized to operate in all states, the District of Columbia and Puerto Rico. Formerly, we were a wholly-owned subsidiary of New England Mutual Life Insurance Company ("New England Mutual"). On August 30, 1996, New England Mutual merged into MetLife, an insurance company whose principal office is One Madison Avenue, New York, NY 10010. MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife then became the parent of New England Variable Life Insurance Company which changed its name to "New England Life Insurance Company," (the "Company") and changed its domicile from the State of Delaware to the Commonwealth of Massachusetts. The Company is located at 501 Boylston Street, Boston, Massachusetts 02116.

     We are a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

                              THE VARIABLE ACCOUNT

     We established a separate investment account, New England Variable Annuity Separate Account (the "Variable Account"), under Delaware law on July 1, 1994, to hold the assets backing the Contracts. When the Company changed its domicile to Massachusetts on August 30, 1996 the Variable Account became subject to Massachusetts law. The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account may be used to support other variable annuity contracts besides the Contracts. The other contracts may have different charges, and provide different benefits.

     The assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company's general creditors. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account and not to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.

     We allocate your purchase payments to the subaccounts that you elect. If you allocate purchase payments to the Variable Account, the value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund (a mutual fund) in which your selected subaccount invests. We do not guarantee the investment performance of the Variable Account. You bear the full investment risk for all amounts allocated to the Variable Account.

                      INVESTMENTS OF THE VARIABLE ACCOUNT


     We will allocate your purchase payments to the subaccounts investing in one or more of the Eligible Funds you chose, which we list below. No sales charge will apply at the time you make your payment. You may change your selection of Eligible Funds for future purchase payments at any time free of charge. (See "Requests and Elections.") You can transfer to or from any Eligible Fund, subject to certain conditions. (See "Transfer Privilege.") You may allocate your Contract Value among the subaccounts (including the Fixed Account, with certain exceptions) as you choose at any one time (subject to limitation). However, you may not choose more than 18 subaccounts (including the Fixed Account) at the time you submit your initial purchase payment. You may not choose more than 18 subaccounts (including the Fixed Account) at the time, you submit a subsequent purchase payment unless you notify us of your chosen allocation one or more days prior to submitting the payment. You must allocate a minimum of $500 to each account you select unless the Company consents to lower amounts. We reserve the right to add or remove Eligible Funds from time to time. See "Substitution of Investments."


     Certain Eligible Funds have investment objectives and policies similar to other funds that may be managed by the same subadviser. The performance of the Eligible Funds, however, may be higher or lower than the other funds. We make no representation that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same subadviser.


     You'll find complete information about the Eligible Funds, including the risks associated with each, in the accompanying prospectuses. They should be read along with this prospectus.

     STATE STREET RESEARCH MONEY MARKET PORTFOLIO

     The State Street Research Money Market Portfolio's investment objective is a high level of current income consistent with preservation of capital. An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Portfolio seeks to maintain a net asset value of $100 per share, it is possible to lose money by investing in the Money Market Portfolio.

     During extended periods of low interest rates, the yields of the subaccount investing in the State Street Research Money Market Series may become extremely low and possibly negative.


     SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO CLASS B**



     The Salomon Brothers U.S. Government Portfolio's investment objective is to maximize total return consistent with preservation of capital and maintenance of liquidity.



     STATE STREET RESEARCH BOND INCOME PORTFOLIO



     The State Street Research Bond Income Portfolio's investment objective is a competitive total return primarily from investing in fixed-income securities.


     LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

     The Lehman Brothers Aggregate Bond Index Portfolio's investment objective is to equal the performance of the Lehman Brothers Aggregate Bond Index.


     SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO CLASS B**



     The Salomon Brothers Strategic Bond Opportunities Portfolio's investment objective is to maximize total return consistent with preservation of capital.



     MFS TOTAL RETURN PORTFOLIO



     The MFS Total Return Portfolio's investment objective is a favorable total return through investment in a diversified portfolio.



     STATE STREET RESEARCH DIVERSIFIED PORTFOLIO



     The State Street Research Diversified Portfolio's investment objective is high total return while attempting to limit investment risk and preserve capital.



     DAVIS VENTURE VALUE PORTFOLIO CLASS B**


     The Davis Venture Value Portfolio's investment objective is growth of capital.


     FI VALUE LEADERS PORTFOLIO CLASS B (FORMERLY FI STRUCTURED EQUITY PORTFOLIO)**



     The FI Value Leaders Portfolio's investment objective is long-term growth of capital.



     HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO CLASS B**


     The Harris Oakmark Large Cap Value Portfolio's investment objective is long-term capital appreciation.


     STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO CLASS B**



     The State Street Research Large Cap Value Portfolio's investment objective is long-term growth of capital.


     METLIFE STOCK INDEX PORTFOLIO

     The MetLife Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").


     MFS INVESTORS TRUST PORTFOLIO CLASS B**



     The MFS Investors Trust Portfolio's investment objective is long-term growth of capital with a secondary objective to seek reasonable current income.

     STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO



     The State Street Research Investment Trust Portfolio's investment objective is long-term growth of capital and income.



     MET/PUTNAM VOYAGER PORTFOLIO CLASS B**


     The Met/Putnam Voyager Portfolio's investment objective is capital appreciation.


     STATE STREET RESEARCH LARGE CAP GROWTH PORTFOLIO CLASS B (FORMERLY THE ALGER EQUITY GROWTH PORTFOLIO)**



     The State Street Research Large Cap Growth Portfolio's investment objective is long-term growth of capital.



     T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO



     The T. Rowe Price Large Cap Growth Portfolio's investment objective is long-term growth of capital and, secondarily, dividend income.



     HARRIS OAKMARK FOCUSED VALUE PORTFOLIO CLASS B**



     The Harris Oakmark Focused Value Portfolio's investment objective is long-term capital appreciation.



     NEUBERGER BERMAN PARTNERS MID CAP VALUE PORTFOLIO



     The Neuberger Berman Partners Mid Cap Value Portfolio's investment objective is capital growth.



     FI MID CAP OPPORTUNITIES PORTFOLIO (FORMERLY JANUS MID CAP PORTFOLIO AND FORMERLY FI MID CAP OPPORTUNITIES PORTFOLIO)


     The FI Mid Cap Opportunities Portfolio's investment objective is long-term growth of capital.


     METLIFE MID CAP STOCK INDEX PORTFOLIO


     The MetLife Mid Cap Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's MidCap 400 Composite Stock Price Index ("S&P MidCap 400 Index").


     STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO



     The State Street Research Aggressive Growth Portfolio's investment objective is maximum capital appreciation.



     STATE STREET RESEARCH AURORA PORTFOLIO CLASS B**



     The State Street Research Aurora Portfolio's investment objective is high total return, consisting principally of capital appreciation.



     LOOMIS SAYLES SMALL CAP PORTFOLIO CLASS B**


     The Loomis Sayles Small Cap Portfolio's investment objective is long-term capital growth from investments in common stocks or other equity securities.

     RUSSELL 2000 INDEX PORTFOLIO

     The Russell 2000 Index Portfolio's investment objective is to equal the return of the Russell 2000 Index.


     FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO



     The Franklin Templeton Small Cap Growth Portfolio's investment objective is long-term capital growth.



     T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO



     The T. Rowe Price Small Cap Growth Portfolio's investment objective is long-term capital growth.



     SCUDDER GLOBAL EQUITY PORTFOLIO



     The Scudder Global Equity Portfolio's investment objective is long-term growth of capital.



     FI INTERNATIONAL STOCK PORTFOLIO CLASS B (FORMERLY THE PUTNAM INTERNATIONAL STOCK PORTFOLIO)**



     The FI International Stock Portfolio's investment objective is long-term growth of capital.

     MORGAN STANLEY EAFE INDEX PORTFOLIO

     The Morgan Stanley EAFE Index Portfolio's investment objective is to equal the performance of the MSCI EAFE(R) Index ("Morgan Stanley Capital International Europe Australasia Far East Index").


     PIMCO TOTAL RETURN PORTFOLIO



     The PIMCO Total Return Portfolio's investment objective is to seek maximum total return, consistent with the preservation of capital and prudent investment management.


     LORD ABBETT BOND DEBENTURE PORTFOLIO

     The Lord Abbett Bond Debenture Portfolio's investment objective is to provide high current income and the opportunity for capital appreciation to produce a high total return.


     NEUBERGER BERMAN REAL ESTATE PORTFOLIO



     The Neuberger Berman Real Estate Portfolio's investment objective is to seek total return through investment in real estate securities, emphasizing both capital appreciation and current income.


     JANUS AGGRESSIVE GROWTH PORTFOLIO

     The Janus Aggressive Growth Portfolio's investment objective is to seek long-term growth of capital.

     MET/AIM MID CAP CORE EQUITY PORTFOLIO

     The Met/AIM Mid Cap Core Equity Portfolio's investment objective is long-term growth of capital.


     T. ROWE PRICE MID-CAP GROWTH PORTFOLIO


     The T. Rowe Price Mid-Cap Growth Portfolio's investment objective is long-term growth of capital.

     MET/AIM SMALL CAP GROWTH PORTFOLIO

     The Met/AIM Small Cap Growth Portfolio's investment objective is long-term growth of capital.


     HARRIS OAKMARK INTERNATIONAL PORTFOLIO CLASS B*


     The Harris Oakmark International Portfolio's investment objective is to seek long-term capital appreciation.

     MFS RESEARCH INTERNATIONAL PORTFOLIO

     The MFS Research International Portfolio's investment objective is capital appreciation.


     PIMCO PEA INNOVATION PORTFOLIO (FORMERLY PIMCO INNOVATION PORTFOLIO)



     The PIMCO PEA Innovation Portfolio's investment objective is to seek capital appreciation; no consideration is given to income.



     AMERICAN FUNDS GROWTH-INCOME FUND


     The American Funds Growth-Income Fund's investment objective is to seek capital appreciation and income.


     AMERICAN FUNDS GROWTH FUND



     The American Funds Growth Fund's investment objective is to seek capital appreciation through stocks.


     AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND

     The American Funds Global Small Capitalization Fund's investment objective is to seek capital appreciation through stocks.
------------

 * Class E shares of the Harris Oakmark International Portfolio are only available to Contracts issued prior to May 1, 2003.


** Class E shares of the Salomon Brothers U.S. Government Portfolio, Salomon
   Brothers Strategic Bond Opportunities Portfolio, Davis Venture Value Portfolio, FI Value Leaders Portfolio, Harris Oakmark Large Cap Value Portfolio, State Street Research Large Cap Value Portfolio, State Street Research Large Cap Growth Portfolio, MFS Investors Trust Portfolio, Met/Putnam Voyager Portfolio, Harris Oakmark Focused Value Portfolio, State Street Aurora Portfolio, Loomis Sayles Small Cap Portfolio and FI International Stock Portfolio are only available to Contracts issued prior to May 1, 2004.

INVESTMENT ADVICE

     MetLife Advisers, an affiliate of the Company, serves as Investment Adviser for each Portfolio of the Metropolitan Fund. The chart below shows the Subadviser of each Portfolio. MetLife Advisers oversees and recommends the hiring or replacement of its Subadvisers and is ultimately responsible for the investment performance of these Eligible Funds. Each Subadviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.


PORTFOLIO                                                      SUBADVISER
---------                                                      ----------
State Street Research Money Market.........................    State Street Research & Management
                                                               Company
Salomon Brothers U.S. Government...........................    Salomon Brothers Asset Management Inc
State Street Research Bond Income..........................    State Street Research & Management
                                                               Company
Lehman Brothers Aggregate Bond Index.......................    Metropolitan Life Insurance Company
Salomon Brothers Strategic Bond Opportunities(1)...........    Salomon Brothers Asset Management Inc
MFS Total Return...........................................    Massachusetts Financial Services Company
State Street Research Diversified..........................    State Street Research & Management
                                                               Company
Davis Venture Value........................................    Davis Selected Advisers, L.P.(2)
FI Value Leaders...........................................    Fidelity Management & Research Company
Harris Oakmark Large Cap Value.............................    Harris Associates L.P.
State Street Research Large Cap Value......................    State Street Research & Management
                                                               Company
MetLife Stock Index........................................    Metropolitan Life Insurance Company
MFS Investors Trust........................................    Massachusetts Financial Services Company
State Street Research Investment Trust.....................    State Street Research & Management
                                                               Company
Met/Putnam Voyager.........................................    Putnam Investment Management, LLC
State Street Research Large Cap Growth(3)..................    State Street Research & Management
                                                               Company(3)
T. Rowe Price Large Cap Growth.............................    T. Rowe Price Associates, Inc.
Harris Oakmark Focused Value...............................    Harris Associates L.P.
Neuberger Berman Partners Mid Cap Value....................    Neuberger Berman Management Inc.
FI Mid Cap Opportunities(4)................................    Fidelity Management & Research
                                                               Company(5)
MetLife Mid Cap Stock Index................................    Metropolitan Life Insurance Company
State Street Research Aggressive Growth....................    State Street Research & Management
                                                               Company
State Street Research Aurora...............................    State Street Research & Management
                                                               Company
Loomis Sayles Small Cap....................................    Loomis Sayles & Company, L.P.
Russell 2000 Index.........................................    Metropolitan Life Insurance Company
Franklin Templeton Small Cap Growth........................    Franklin Advisers, Inc.
T. Rowe Price Small Cap Growth.............................    T. Rowe Price Associates, Inc.
Scudder Global Equity......................................    Deutsche Investment Management Americas,
                                                               Inc.
FI International Stock(6)..................................    Fidelity Management & Research
                                                               Company(6)
Morgan Stanley EAFE Index..................................    Metropolitan Life Insurance Company


------------


(1)The Salomon Brothers Strategic Bond Opportunities Portfolio also receives certain investment sub-advisory services from Citigroup Asset Management Limited, a London-based affiliate of Salomon Brothers Asset Management Inc.



(2)Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers--NY, Inc., a wholly-owned subsidiary.



(3)Effective May 1, 2004, Alger Equity Growth Portfolio changed its name to State Street Research Large Cap Growth Portfolio and State Street Research & Management Company replaced Fred Alger Management, Inc. as subadviser.



(4)On or about April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Janus Mid Cap Portfolio, which was then renamed the FI Mid Cap Opportunities Portfolio.



(5)Prior to May 1, 2004, Janus Capital Management LLC was the subadviser to this Portfolio (see footnote (4)).



(6)Effective December 16, 2003, Putnam International Stock Portfolio changed its name to FI International Stock Portfolio and Fidelity Management & Research Company replaced Putnam Investment Management, LLC as subadviser.



     For more information regarding the Investment Adviser and the Subadviser of the Metropolitan Fund Portfolios, see the Statement of Additional Information for the Contracts, and also see the Metropolitan Fund prospectus attached at the end of this prospectus and its Statement of Additional Information.

     Met Investors Advisory LLC (formerly, Met Investors Advisory Corp.) is an affiliate of the Company and is the Manager (i.e., investment adviser) for the Met Investors Series Trust Portfolios. Each of the Met Investors Series Trust Portfolios also has an Adviser (i.e., subadviser). Lord, Abbett & Co. is the Adviser to the Lord Abbett Bond Debenture Portfolio. Pacific Investment Management Company LLC, a subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM LP"), is the Adviser to the PIMCO Total Return Portfolio. AIM Capital Management, Inc. is the Adviser to the Met/AIM Mid Cap Core Equity and Met/AIM Small Cap Growth Portfolios. Massachusetts Financial Services Company is the Adviser to the MFS Research International Portfolio. T. Rowe Price Associates, Inc. is the Adviser to the T. Rowe Price Mid-Cap Growth Portfolio. PEA Capital LLC (formerly PIMCO Equity Advisors LLC) is the Adviser to the PIMCO PEA Innovation Portfolio. Janus Capital Management LLC is the Adviser to the Janus Aggressive Growth Portfolio. Harris Associates L.P. is the Adviser to the Harris Oakmark International Portfolio. Neuberger Berman Management Inc. is the Adviser to the Neuberger Berman Real Estate Portfolio. For more information regarding the Manager or Adviser of the Met Investors Series Trust Portfolios, see the Statement of Additional Information for the Contracts, and also see the Met Investors Series Trust prospectus attached at the end of this prospectus and its Statement of Additional Information.



     Capital Research and Management Company is the Investment Adviser for the American Funds Insurance Series Funds. For more information about the Investment Adviser, see the American Funds Insurance Series prospectus attached at the end of this prospectus and its Statement of Additional Information.


     You can also get information about the Metropolitan Fund, Met Investors Series Trust and the American Funds Insurance Series (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


     An Investment Adviser or subadviser of an Eligible Fund or its affiliates may compensate the Company and/or certain affiliates for administrative or other services relating to the Eligible Funds. The amount of this compensation is based on a percentage of assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some Advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50% of assets. We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all premiums allocated to the American Funds Growth Fund, the American Funds Growth-Income Fund, and the American Funds Global Small Capitalization Fund for the services it provides in marketing the Funds' shares in connection with the Contract.


SHARE CLASSES OF THE ELIGIBLE FUNDS

     The Eligible Funds offer various classes of shares, each of which has a different level of expenses. Attached prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The following classes of shares are available under the Contract:


     -- For the Metropolitan Fund, we offer Class B shares of the State Street
       Research Money Market, State Street Research Bond Income, Lehman Brothers Aggregate Bond Index, MFS Total Return, State Street Research Diversified, MetLife Stock Index, State Street Research Investment Trust,
       T. Rowe Price Large Cap Growth, Neuberger Berman Partners Mid Cap Value, FI Mid Cap Opportunities, MetLife Mid Cap Stock Index, State Street Research Aggressive Growth, Russell 2000 Index, Franklin Templeton Small Cap Growth, T. Rowe Price Small Cap Growth, Scudder Global Equity, and Morgan Stanley EAFE Index Portfolios; Class B shares of Salomon Brothers U.S. Government, Salomon Brothers Strategic Bond Opportunities, Davis Venture Value, FI Value Leaders, Harris Oakmark Large Cap Value, State Street Research Large Cap Value, MFS Investors Trust, Met/Putnam Voyager, State Street Research Large Cap Growth, Harris Oakmark Focused Value, State Street Research Aurora, Loomis Sayles Small Cap and FI International Stock Portfolios for Contracts issued on or after May 1, 2004 and Class E shares of these Portfolios for Contracts issued prior to May 1, 2004.


     -- For the Met Investors Series Trust, we offer Class B shares of all
       Portfolios except the Harris Oakmark International Portfolio, which is Class B for Contracts issued on or after May 1, 2003 and Class E for Contracts issued prior to May 1, 2003.

     -- For the American Funds Insurance Series, we offer Class 2 shares only.


     Additionally, shares of the Eligible Funds may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contractowners participating in, and the interests of Qualified Plans investing in the Eligible Funds may conflict. The Eligible Funds will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

SUBSTITUTION OF INVESTMENTS


     If investment in the Eligible Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Eligible Fund or Funds without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both, for some or all classes of Contracts. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close subaccounts to allocation of purchase payments or Contract Value, or both, for some or all classes of Contracts, at any time in our sole discretion. If automatic allocations (such as dollar cost averaging, asset rebalancing, or purchase payments made through our automated payment program) are being made to a subaccount that is closed or no longer available due to an Eligible Fund liquidation, and if you do not give us other instructions, then any amounts that would have gone into the closed subaccount will be allocated to the State Street Research Money Market Subaccount.


                                 FIXED ACCOUNT


     You may allocate purchase payments to the Fixed Account (except for Contracts purchased on or after May 1, 2003 for which the C Class has been selected or any Contracts which are purchased on or after that date in the state of New York if the optional GMIB II or GMIB I is selected). The Fixed Account is a part of our general account and offers a guaranteed interest rate. (See "THE OPERATION OF THE FIXED ACCOUNT" for more information.)


                                 THE CONTRACTS

     We will issue the Standard Class, C Class, L Class and P Class Contracts to an individual through the age of 90 in all states except New York. In New York, we will issue the Standard Class to an individual through the age of 82; the L Class through the age of 86; the C Class through the age of 89; and the P Class through the age of 80. We will issue the Standard Class, C Class, L Class and P Class Contracts to joint contract owners through the age of 85 (based on the older contract owner) in all states except New York. In New York, we will issue the Standard Class to joint contract owners through the age of 82; the L Class and C Class through the age of 85; and the P Class through the age of 80. The maximum issue age for the B Plus Class (for an individual or joint contract owners) is through the age of 80 in all states. Unless otherwise noted, information provided in each section is applicable to all contract classes.

     The Contract allows you to select one of several different charge structures, each referred to as a Class, based on your specific situation. Each Class imposes varying levels of Withdrawal Charges and Asset-Based Insurance Charges. THE ASSET-BASED INSURANCE CHARGE AMOUNTS DESCRIBED BELOW WILL INCREASE BY .25% FOR SUBACCOUNTS INVESTING IN THE AMERICAN FUNDS INSURANCE SERIES. Depending on your expectations and preferences, you can choose the Class that best meets your needs. Prior to issuance, you must select one of the following five available Classes of the Contract:

STANDARD CLASS

     If you do not select a Class, your Contract will be issued as a Standard Class Contract. The Standard Class imposes a Withdrawal Charge on withdrawals equal to a maximum of 7% of each purchase payment, reducing over 7 years. It also imposes an Asset-Based Insurance Charge that ranges from 1.25% to 1.60% during the accumulation period, depending on the death benefit that you select.

B PLUS CLASS

     If you select this Class, we will add a bonus amount to your Contract Value every time you make a purchase payment within the first Contract Year (with certain exceptions). The amount of the bonus is currently 4% of the amount of the purchase payment. The purchase payment bonus will be allocated among the subaccounts and the Fixed Account in the same manner as your purchase payments.

     The B Plus Class imposes a Withdrawal Charge on withdrawals equal to a maximum of 9% of each purchase payment, reducing over 9 years. It also imposes an Asset-Based Insurance Charge that ranges from 1.60% to 1.95% during the withdrawal charge period, depending on the death benefit that you select. This charge is reduced by 0.35% after the expiration of the withdrawal charge period. The Asset-Based Insurance Charge will be 1.25% after annuitization (see "Asset-Based Insurance Charge").

     Generally, an annuity with a purchase payment bonus may have higher charges and expenses than a similar annuity without a purchase payment bonus. Or, it may have less advantageous benefits and other features, or some combination of different charges and benefits. Alternatively, the charges and features could be the same, but we could make less profit or pay lower commissions to sales agents, or both. Accordingly, you should always consider the expenses along with the benefits and other features to be sure any annuity or class of annuity meets your financial needs and goals. Additionally, the annuity purchase rates for the B Plus Class Contract are different than for other Classes (see "Amount of Annuity Payments").

     Under certain limited circumstances, we may take back the bonus (i.e., we may recapture it). If you cancel the Contract by returning it during the Free Look Period, we will deduct any bonus amounts from the refund amount. We will take back the premium credit as if it had never been applied if we recapture a purchase payment bonus. However, the amount returned to you will not be decreased by any investment loss and you will retain any investment gain attributable to the bonus.

C CLASS

     The C Class does not impose any Withdrawal Charge on withdrawals, but imposes a higher Asset-Based Insurance Charge than the Standard Class. This Asset-Based Insurance Charge ranges from 1.60% to 1.95% during the accumulation period, depending on the death benefit that you select.

L CLASS

     The L Class reduces the period of time that a Withdrawal Charge applies on withdrawals, but imposes a higher Asset-Based Insurance Charge than the Standard Class. Specifically, the L Class imposes a Withdrawal Charge on withdrawals for three years equal to a maximum of 7% of each purchase payment (reducing to 6% in the second year and 5% in the third year). It also imposes an Asset-Based Insurance Charge that ranges from 1.50% to 1.85% during the accumulation period, depending on the death benefit that you select.

P CLASS

     The P Class lengthens the period of time that a Withdrawal Charge is imposed on withdrawals, and imposes a lower Asset-Based Insurance Charge than the Standard Class. Specifically, the P Class imposes a Withdrawal Charge on withdrawals equal to a maximum of 8% of each purchase payment, reducing over 9 years. It also imposes an Asset-Based Insurance Charge that ranges from 1.15% to 1.50% during the accumulation period, depending on the death benefit that you select. The Asset-Based Insurance Charge will be 1.25% after annuitization (see "Asset-Based Insurance Charge").

PURCHASE PAYMENTS

     Currently, the Standard Class and P Class minimum initial purchase payment is $5,000 for non-qualified plans and $2,000 for qualified plans unless we agree otherwise. The minimum subsequent purchase payment for non-qualified or qualified plans is $500 unless we agree otherwise. We will accept a different amount if required by Federal tax law. For the C Class and L Class, the minimum initial investment is $25,000 and the minimum subsequent purchase payment is $500, unless we agree otherwise. For the B Plus Class, the minimum initial investment is $10,000 and the minimum subsequent purchase payment is $500, unless we agree otherwise. The following exceptions may apply.

     -- For the Standard and P Classes only, when the Contract is bought as part of an individual retirement account under Section 408(a) of the Internal Revenue Code (the "Code") or individual retirement annuity under Section 408(b) of the Code (both referred to as "IRAs"), or as a Roth IRA under
       Section 408A of the Code ("Roth IRA"), if you choose to have monthly purchase payments withdrawn from your financial institution account we will accept a monthly minimum of $100 in lieu of a single $2,000 initial purchase payment.


     -- For all other Contracts, we may accept monthly subsequent purchase payments as low as $100 per month if they are made through our automated payment program. The minimum initial purchase payment for the selected class must still be met.

     We may limit purchase payments made under a Contract. Currently, we may refuse any purchase payment in excess of a maximum of $1,000,000. We may limit purchase payments under a flexible purchase payment contract to three times the amount shown in the application for any given Contract year.

     NO PURCHASE PAYMENTS MAY BE MADE (1) WITHIN SEVEN YEARS PRIOR TO THE CONTRACT'S MATURITY DATE FOR THE STANDARD CLASS; NINE YEARS FOR THE B PLUS CLASS AND THE P CLASS; AND THREE YEARS FOR THE L CLASS OR (2) AFTER A CONTRACT OWNER (OR THE ANNUITANT, IF THE CONTRACT IS NOT OWNED BY AN INDIVIDUAL) REACHES AGE
91. FOR JOINT CONTRACT OWNERS, YOU MAY NOT MAKE A PURCHASE PAYMENT AFTER THE OLDER CONTRACT OWNER REACHES AGE 86.

     When we receive your completed application (information) and initial purchase payment, within two business days we will issue your Contract. The Contract Date is the date shown on your Contract. We will contact you if the application is incomplete and we need additional information. We will return initial purchase payments if the application is not complete within five business days unless you agree otherwise. We reserve the right to reject any application.

TEN DAY RIGHT TO REVIEW

     Within 10 days (or more where required by applicable state insurance law) after you receive your Contract you may return it to us or our agent for cancellation. Upon cancellation of the Contract, we will return to you the Contract Value. If required by the insurance law or regulations of the state in which your Contract is issued, however, we will refund all purchase payments made. If you have selected the B Plus Class and you return your Contract during this period, we will recapture the bonus credit amount. The amount returned to you will not be decreased by any investment loss and you will retain any investment gain attributable to the bonus.

ALLOCATION OF PURCHASE PAYMENTS


     When you purchase a Contract, you may allocate your purchase payments to the subaccounts and/or the Fixed Account (subject to limitations). You may not choose more than 18 subaccounts (including the Fixed Account) at the time you submit your initial purchase payment. You must allocate a minimum of $500 dollars to each account you select. However, for IRAs and Roth IRAs, if purchase payments are less than $2,000, you may allocate the payments to a maximum of four accounts. You may not choose more than 18 subaccounts (including the Fixed Account) at the time you submit a subsequent purchase payment unless you notify us of your chosen allocation one or more days prior to submitting the payment. We convert your purchase payments, allocated to the Eligible Funds, to a unit of interest known as an Accumulation Unit. The number of Accumulation Units credited to the Contract is determined by dividing the purchase payment by the Accumulation Unit Value for the selected subaccounts at the end of the valuation day we receive your purchase payment at our Annuity Administrative Office. (See "Requests and Elections" for more information on receipt of purchase payments.)


CONTRACT VALUE AND ACCUMULATION UNIT VALUE

     We determine the value of your Contract by multiplying the number of Accumulation Units credited to your Contract by the appropriate Accumulation Unit Values. The Accumulation Unit Value for each Class and subaccount depends on the net investment experience of its corresponding Eligible Fund and reflects the deduction of all fees and expenses.

     The Accumulation Unit Value of each Class of each subaccount was initially set at $1.00. We determine the Accumulation Unit Value by multiplying the most recent Accumulation Unit Value by the net investment factor for that day. The net investment factor is determined for each Class for each subaccount and reflects the change in net asset value per share of the corresponding Eligible Fund as of the close of regular trading on the New York Stock Exchange from the net asset value most recently determined, the amount of dividends or other distributions made by that Eligible Fund since the last determination of net asset value per share, and daily deductions from the average daily net asset value of the subaccount for the Separate Account annual expenses which vary depending upon the Class, death benefit, and subaccounts you choose. (See "Asset-Based Insurance Charge, Withdrawal Charge and Other Sales Deductions.") The net investment factor may be greater or less than one. We describe the formula for determining the net investment factor under the caption "Net Investment Factor" in the Statement of Additional Information.

     If you select the Fixed Account option, the total Contract Value includes the amount of Contract Value held in the Fixed Account. (See "THE FIXED ACCOUNT.")

PAYMENT ON DEATH PRIOR TO ANNUITIZATION

     Prior to annuitization, your Contract's Death Proceeds will be determined as of the end of the business day that we receive, at our Annuity Administration Office, both due proof of the death of: (1) you as Contract Owner; (2) the first Contract Owner to die, if your Contract has Joint Owners; or (3) the Annuitant, if your Contract is not owned in an individual capacity and an acceptable election for the payment method. (If there is no named Beneficiary under a joint Contract, the Death Proceeds will be paid to the surviving Contract Owner.)

     You will receive the Standard Death Benefit unless you chose to receive one of two enhanced death benefits--the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. Each of these enhanced death benefits will increase the Asset-Based Insurance Charge applicable to your Contract. You may also elect to purchase, for an additional charge, the Earnings Preservation Benefit Rider, which provides an additional death benefit to assist with covering taxes payable at death, and/or the Guaranteed Minimum Income Benefit Rider, which provides a "floor" on annuity payments. After annuitization, the charge for the Earnings Preservation Benefit Rider and the Guaranteed Minimum Income Benefit Rider will not be assessed.

STANDARD DEATH BENEFIT

     The Standard Death Benefit at any time will be the greater of:

          (1) the Contract Value; or

          (2) total Purchase Payments, reduced proportionately by the percentage reduction in Contract Value attributable to each partial withdrawal (including any applicable Withdrawal Charge).

     If you are a natural person and change the Contract Owner to someone other than your spouse during the accumulation period, the Standard Death Benefit payable when the new Contract Owner dies will be the greater of:

          (1) the Contract Value; or

          (2) the Contract Value as of the effective date of the change of Contract Owner, increased by any purchase payments made and reduced proportionately by the percentage reduction in Contract Value attributable to any partial withdrawals (including any applicable Withdrawal Charge) taken after that date.

ANNUAL STEP-UP DEATH BENEFIT

     If you elect the Annual Step-Up Death Benefit, the death benefit will be the greater of:

          (1) the Contract Value; or

          (2) the Highest Anniversary Value as defined below.

     On the issue date, the Highest Anniversary Value is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value as recalculated will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent partial withdrawal. On each Contract Anniversary prior to the Contract Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Contract Value on the date of the recalculation.

     If you are a natural person and change the Contract Owner to someone other than your spouse, the death benefit is equal to the greatest of:

          (a) (1) above or

          (b) the Contract Value as of the effective date of the change of Contract Owner, increased by purchase payments received after that date and reduced proportionately by the percentage reduction in Contract Value attributable to each partial withdrawal (including any applicable Withdrawal Charge) made after that date; or

          (c) the Highest Anniversary Value, except that, on the effective date of the Contract Owner change, the Highest Anniversary Value will be recalculated and set equal to the Contract Value on that date.

     If a non-natural person owns the Contract, then the Annuitant shall be deemed to be Contract Owner in determining the death benefit. If Joint Owners are named, the age of the older will be used to determine the death benefit amount.

GREATER OF ANNUAL STEP-UP OR 5% ANNUAL INCREASE DEATH BENEFIT

     If you elect the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, the death benefit will be the greater of:

          (1) the Contract Value; or

          (2) the Enhanced Death Benefit.

     The Enhanced Death Benefit is the greater of (a) or (b) below:

          (a) Highest Anniversary Value (as defined above for the Annual Step-Up
              -------------------------
     Death Benefit).

          (b) Annual Increase Amount: On the Issue Date, the Annual Increase
              -----------------------
     Amount is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

             (i) is purchase payments accumulated at the Annual Increase Rate. The Annual Increase Rate is 5% per year through the Contract Anniversary immediately prior to the Contract Owner's 81st birthday, and 0% per year thereafter; and

             (ii) Withdrawal Adjustments accumulated at the Annual Increase Rate. A Withdrawal Adjustment is equal to the value of the Annual Increase Amount immediately prior to a withdrawal multiplied by the percentage reduction in Contract Value attributable to that partial withdrawal (including any applicable Withdrawal Charge).

     If you are a natural person and change the Contract Owner to someone other than your spouse, the death benefit is equal to the greater of the Contract Value or the Enhanced Death Benefit; however, for purposes of calculating the Enhanced Death Benefit:

          (a) the Highest Anniversary Value equals your Contract Value as of the date the Contract Owner is changed; and

          (b) the current Annual Increase Amount equals your Contract Value as of the date the Contract Owner is changed. After that date, the Contract Value on the date the Contract Owner is changed will be treated as the initial purchase payment, and purchase payments received and partial withdrawals taken (including any applicable Withdrawal Charge) prior to the changes of Contract Owner will not be taken into account.

     If a non-natural person owns the Contract, then the Annuitant will be treated as the Contract Owner in determining the death benefit. If Joint Owners are named, the age of the older will be used to determine the death benefit amount.

EARNINGS PRESERVATION BENEFIT RIDER

     The Earnings Preservation Benefit Rider is an optional rider that provides an additional death benefit ("Additional Death Benefit") to assist with covering income taxes payable upon death. This rider may not be suitable for all Contract Owners (particularly those approaching age 70 1/2) or in all circumstances. You should discuss with your registered representative whether this rider is appropriate for your needs and circumstances.

     The Additional Death Benefit Amount will be calculated upon the death of the first Owner or Joint Owner. If the spouse is the beneficiary and elects to continue the Contract, then he or she may: (1) continue the rider so that the Additional Death Benefit is payable upon his or her death; or (2) discontinue the rider and have the Additional Death Benefit that would have been payable at the Owner's death added to the Contract Value. The rider terminates, and the rider fee is no longer deducted, upon payment of the Additional Death Benefit.

     Before the Contract Anniversary immediately prior to the Contract Owner's 81st birthday, the Earnings Preservation Benefit is equal to the applicable Benefit Percentage from the table below times the amount calculated by (a)-(b) below:

          (a) is the death benefit under your Contract; and

          (b) total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals (including any applicable Withdrawal Charge) are first applied against earnings in the Contract and then against purchase payments.

     On or after the Contract Anniversary immediately prior to the Contract Owner's 81st birthday, the Earnings Preservation Benefit is equal to the applicable Benefit Percentage times the amount calculated by (a)-(b) below:

          (a) the death benefit amount on the Contract Anniversary immediately prior to the Contract Owner's 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge); and

          (b) total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals (including any applicable Withdrawal Charge) are first applied against earnings in the Contract, and then against purchase payments.

                               BENEFIT PERCENTAGE

    ISSUE AGE       PERCENTAGE
    ---------       ----------
Ages 69 or younger      40%
Ages 70-79              25%
Ages 80 and above        0%


     If a non-natural person owns the Contract, then the Annuitant will be treated as the Contract Owner in determining the Earnings Preservation Benefit. If Joint Owners are named, the age of the older Contract Owner will be used to determine the Earnings Preservation Benefit.


     WE DEDUCT A DAILY FEE AT THE ANNUAL RATE OF 0.25% OF AVERAGE DAILY NET ASSETS IN THE SUBACCOUNTS FOR THIS RIDER PRIOR TO ANNUITIZATION.


     Options for Death Proceeds.  For non-tax qualified plans, the Code requires
     ---------------------------
that if the Contract Owner (or, if applicable, Annuitant) dies prior to annuitization, we must pay Death Proceeds within 5 years from the date of death or apply the Death Proceeds to a payment option to begin within one year, but not to exceed the life or life expectancy of the beneficiary. We will pay the Death Proceeds, reduced by the amount of any applicable premium tax charge, in a lump sum or apply them to provide one or more of the fixed or variable methods of payment available (see "Annuity Options"). (Certain annuity payment options are not available for the Death Proceeds.) You may elect the form of payment during your lifetime (or during the Annuitant's lifetime, if the Contract is not owned by an individual). This election, particularly for Contracts issued in connection with retirement plans qualifying for tax benefited treatment, is subject to any applicable requirements of Federal tax law. For Death Proceeds to be paid other than immediately in lump sum, any portion in the Variable Account remains in the Variable Account until distribution begins. From the time the Death Proceeds are determined until complete distribution is made, any amount in the Variable Account will be subject to investment risk. The beneficiary bears such investment risk.


     If you have not elected a form of payment, your Beneficiary has 90 days after we receive due proof of death, at our Annuity Administrative Office, to make an election. If you make no election, your Contract will be continued if permitted under our rules then in effect. Whether and when such an election is made could affect when the Death Proceeds are deemed to be received under the tax laws.

     The Beneficiary may: (1) receive payment in a single sum; (2) receive payment in the form of certain annuity payment options that begin within one year of the date of death; or (3) if eligible, continue the Contract under the Beneficiary Continuation provision or the Spousal Continuation provision, as further described below. We may also offer a payment option under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Qualified Contracts. IF THE BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, AND THE BENEFICIARY IS ELIGIBLE FOR EITHER THE BENEFICIARY CONTINUATION OR THE SPOUSAL CONTINUATION PROVISION, WE WILL CONTINUE THE CONTRACT UNDER THE APPLICABLE PROVISION.

     There are comparable rules for distributions on the death of the Annuitant under tax qualified plans. As noted, we may offer a payment option under which your Beneficiary may receive payments over a period not extending beyond his or her life or life expectancy under a method of distribution similar to the distribution of required minimum distributions from Qualified Contracts. For tax qualified plans, if this option is elected, we will issue a new Contract to your Beneficiary in order to facilitate the distribution of payments. The new Contract will be of the same class as your Contract, except if your Contract is a B Plus Class Contract, in which case we will issue a C Class Contract. Your Beneficiary may choose any optional death benefit available under the new Contract, but certain other Contract provisions and programs will not be available. Upon the death of your Beneficiary, the Death Proceeds would be required to be distributed to your Beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. Moreover, if the Beneficiary under a tax qualified Contract is the Annuitant's spouse, the tax law also generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


     If you (or, if applicable, the Annuitant) die on or after annuitization, the remaining interest in the Contract will be distributed as quickly as under the method of distribution in effect on the date of death.

     --BENEFICIARY CONTINUATION

     Since tax law requires that Death Proceeds be distributed within five years after the death of a Contract Owner (or, if applicable, the Annuitant), the Beneficiary Continuation provision permits a Beneficiary to keep the Death Proceeds in the Contract and to continue the Contract for a period ending five years after the date of death. The Death Proceeds must meet our published minimum (currently $5,000 for non-tax qualified Contracts and $2,000 for tax qualified Contracts) in order for the Contract to be continued by any Beneficiary.

     IF THE BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, AT OUR ANNUITY ADMINISTRATIVE OFFICE, WE WILL CONTINUE THE CONTRACT UNDER THE BENEFICIARY CONTINUATION PROVISION FOR A PERIOD ENDING FIVE YEARS AFTER THE DATE OF DEATH. IF BENEFICIARY CONTINUATION IS NOT AVAILABLE BECAUSE THE BENEFICIARY'S SHARE OF THE DEATH PROCEEDS DOES NOT MEET OUR PUBLISHED MINIMUM, HOWEVER, WE WILL PAY THE DEATH PROCEEDS IN A SINGLE SUM UNLESS THE BENEFICIARY ELECTS A PERMISSIBLE ANNUITY PAYMENT OPTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH.

     The Death Proceeds become the Contract Value on the date of the continuation and are allocated among the accounts in the same proportion as they had been prior to the continuation. In addition, the Beneficiary will have the right to make transfers and fully or partially withdraw his or her portion of the Contract Value, but may not make further purchase payments or exercise the dollar cost averaging feature. No minimum guaranteed death benefit amount or Withdrawal Charge will apply. Five years from the date of death of the Contract Owner (or, if applicable, the Annuitant), we will pay the Beneficiary's Contract Value to the Beneficiary. If the Beneficiary dies during that five year period, the Beneficiary's death benefit is the Contract Value on the date when we receive due proof of death.

     --SPECIAL OPTIONS FOR SPOUSES

     Under the Spousal Continuation provision, the Contract may be continued after your death prior to annuitization in certain situations: if a Contract has spousal Joint Owners who are also the only Beneficiaries under the Contract, or if only one spouse is the Contract Owner (or, if applicable, the Annuitant) and the other spouse is the primary Beneficiary. In either of these situations, the surviving spouse may elect, within 90 days after we receive due proof of your death, at our Annuity Administrative Office,:

          (1) to receive the Death Proceeds either in one sum or under a permitted payment option;

          (2) to continue the Contract under the Beneficiary Continuation provision; or

          (3) to continue the Contract under the Spousal Continuation provision with the surviving spouse as the Contract Owner (or, if applicable, the Annuitant).


     If the surviving spouse elects to continue the Contract under the Spousal Continuation provision, the Contract Value under the continued Contract will be adjusted as of the date we received due proof of death to an amount equal to the death benefit amount that would have been payable at the Contract Owner's death (excluding any amount that would have been payable under the Earnings Preservation Benefit Rider if the surviving spouse elects to continue the Rider). Any excess of the death benefit amount over the Contract Value will be allocated among the accounts in the same proportion as they had been prior to the continuation. The spouse is permitted to make additional purchase payments. The spouse is not permitted to choose any optional riders available under the contract unless the deceased spouse had previously purchased the benefit at issue of the contract.



     IF THE SURVIVING SPOUSE DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, WE WILL AUTOMATICALLY CONTINUE THE CONTRACT UNDER THE SPOUSAL CONTINUATION PROVISION IF OUR RULES PERMIT. Additionally we will treat the absence of an election as if the Earnings Reservation Benefit had been declined. The terms and conditions of the Contract that applied prior to the death will continue to apply, with certain exceptions described in the Contract.


TRANSFER PRIVILEGE


     --GENERAL


     Currently, you may transfer your Contract Value among subaccounts and/or the Fixed Account without incurring federal income tax consequences. It is not clear, however, whether the Internal Revenue Service will limit the number of transfers between subaccounts and/or the Fixed Account. See the Statement of Additional Information about the Contracts, "Tax Status of the Contract."


     We currently do not charge a transfer fee or limit the number of transfers. We reserve the right to limit transfers and to charge a transfer fee of up to $25. We will not restrict transfers to less than 12. If we do change our policy, we will notify you in advance. You may not make a transfer to more than 18 subaccounts (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 subaccounts (including the Fixed Account) may be made by calling our Annuity Service Center.


     Currently we allow a maximum of $500,000 and a minimum of $500 for each transfer unless otherwise agreed. (If a subaccount contains less than $500, that full amount may be transferred to a subaccount in which you already invested, or you may transfer this amount in combination with Contract Value from another subaccount so that the total transferred to the new subaccount is at least $500.)


     During the Annuity Period, you may not make any transfers to the Fixed Account if you are receiving payments under a variable payment option. No transfers are allowed if you are receiving payments under a fixed payment option. Additionally, during the Annuity Period, the following subaccounts are currently not available: Salomon Brothers U.S. Government--Class B, Salomon Brothers Strategic Bond Opportunities--Class B, MFS Total Return--Class B, State Street Research Diversified--Class B, Neuberger Berman Real Estate--Class B, Davis Venture Value--Class B, FI Value Leaders--Class B, Harris Oakmark Large Cap Value--Class B, State Street Research Large Cap Value--Class B, MFS Investors Trust--Class B, Met/Putnam Voyager--Class B, State Street Research Large Cap Growth--Class B, T. Rowe Price Large Cap Growth--Class B, Harris Oakmark Focused Value--Class B, State Street Research Aurora--Class B, State Street Research Aggressive Growth--Class B, Loomis Sayles Small Cap--Class B, T. Rowe Price Small Cap Growth--Class B, Scudder Global Equity--Class B and FI International Stock--Class B subaccounts. Under Contracts issued in New York, you may not transfer any Contract Value to any Portfolio of the American Funds Insurance Series during the Annuity Period.



     We will treat as one transfer all transfers requested by you on the same day for all Contracts you own. For multiple transfers requested on the same day, which exceed the $500,000 maximum, we will not execute any amount of the transfer. We will make transfers at the Accumulation Unit Values next determined after we receive your request at our Annuity Administrative Office.



     See "Requests and Elections" for information regarding transfers made by written request, by telephone or by Internet.



     We may distribute your Contract Value among as many subaccounts as you choose (including the Fixed Account) at any time. You must allocate a minimum of $500 dollars per account. We will not process transfer requests not complying with this rule.



     --MARKET TIMING



     We have policies and procedures that attempt to detect transfer activity that may adversely affect other Contract Owners or Eligible Fund shareholders in situations where there is potential for pricing inefficiencies or that involve relatively large single or grouped transactions by one or more Contract Owners (i.e., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the number of transfers and/or the number of "round trip" transfers into and out of particular subaccounts made by Contract Owners within given periods of time and/or investigating transfer activity identified by our Annuity Administrative Office or the Eligible Funds on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.



     The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective. Our ability to detect such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity may be limited by provisions of the Contract. We apply our policies and procedures without exception, waiver, or special arrangement, although we may vary our policies and procedures among our variable contracts and subaccounts and may be more restrictive with regard to certain contracts or subaccounts than others. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Contract Owners or Eligible Fund shareholders. In addition, we cannot guarantee that the Eligible Funds will not be harmed by transfer activity related to other insurance companies and/or retirement plans that may invest in the Eligible Funds.



     Our policies and procedures may result in restrictions being applied to Contract Owner(s). These restrictions may include:



     -- requiring you to send us by U.S. mail a signed, written request to make transfers;



     -- limiting the number of transfers you may make each Contract Year;



     -- limiting the dollar amount that may be transferred at any one time;



     -- charging a transfer or collecting a Fund redemption fee;



     -- denying a transfer request from an authorized third party acting on behalf of multiple Contract Owners; and



     -- imposing other limitations and modifications where we determine that exercise of the transfer privilege may create a disadvantage to other Contract Owners (including, but not limited to, imposing a minimum time period between each transfer).



If restrictions are imposed on a Contract Owner, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions.



     In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities. You should read the Eligible Fund prospectuses for more details.



     We reserve the right to limit the number of transfers during the accumulation and/or income periods. We also reserve the right to refuse transfers to the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate. We will notify you, in advance, if we change the above transfer provisions.



     Special rules apply to transfers involving the Fixed Account. We limit
                                                                   --------
transfers out of the Fixed Account as to amount. Special limits may apply on
------------------------------------------------
purchase payments and amounts transferred into the Fixed Account. See "THE OPERATION OF THE FIXED ACCOUNT" and the Statement of Additional Information.



DOLLAR COST AVERAGING


     We offer an automated transfer privilege called dollar cost averaging. There is no charge to you for this feature. Under this feature you may request that we transfer an amount of your Contract Value on the same day each month, prior to annuitization, from any one account of your choice to one or more of the other accounts (including the Fixed Account, subject to the limitations on transfers into the Fixed Account). We currently restrict the amount of Contract Value which you may transfer from the Fixed Account. We allow one dollar cost averaging program to be active at a time. Currently, you must transfer a minimum of $100 per transfer. You may cancel your use of the dollar cost averaging program at any time prior to the monthly transfer date. (See APPENDIX A for more information about Dollar Cost Averaging and the Statement of Additional Information for more information on Dollar Cost Averaging and the Fixed Account.)

     Guaranteed Account.  To the extent allowed by state law, we may credit an
     -------------------
interest rate different from the current Fixed Account rate to eligible payments that you allocate to a Guaranteed Account we establish for the purpose of enhanced dollar cost averaging (an "enhanced dollar cost averaging option"). The Guaranteed Account is part of our general account. Enhanced dollar cost averaging is available for Standard Class, P Class and L Class Contracts, but is not available for B Plus Class and C Class Contracts. A purchase payment must be a minimum of $10,000 in order for it to be eligible for the enhanced dollar cost averaging option. A minimum of $500 must be allocated to the enhanced dollar cost averaging option. Only one dollar cost averaging program may be in effect at one time. Certain rules and limitations may apply to the purchase payments you can allocate to the Guaranteed Account.

     Under enhanced dollar cost averaging, you currently may select a duration of six or twelve months. We may in the future offer enhanced dollar cost averaging for a duration of three months. The first transfer will be made on the date amounts are allocated to the enhanced dollar cost averaging option. Subsequent transfers will be made on the same day in subsequent months. If amounts are received on the 29th, 30th, or 31st of the month, dollar cost averaging transactions will be made on the 1st day of the following month. If the selected day is not a business day, the dollar cost averaging transaction will occur on the next business day.

     The transfer amount will be equal to the amount allocated to the enhanced dollar cost averaging option divided by the selected duration in months. For example, a $12,000 allocation to a six-month enhanced dollar cost averaging option will consist of a $2,000 transfer each month for six months, and a final transfer of any remaining amounts, including the interest credited, separately as a seventh transfer.

     If a subsequent premium is allocated to an enhanced rate dollar cost averaging option while dollar cost averaging transfers are currently active, the subsequent payment will be allocated to the active enhanced dollar cost averaging option (6 or 12 months) generally at the then current rate. The monthly dollar cost averaging transfer amount will be increased by the subsequent investment amount divided by the number of months in the selected duration period for the program. Using our example above, a subsequent $6,000 allocation to a 6 month dollar cost averaging will increase the dollar cost averaging transfer amount from $2,000 to $3,000 ($12,000/6 + $6,000/6). Dollar cost averaging transfers will be made on a first-in first-out basis. If a subsequent premium is allocated to an enhanced rate dollar cost averaging option, the program will end when the assets are exhausted (which may be later than the selected period).

     If you cancel your participation in the enhanced dollar cost averaging option, any remaining balance of your Contract Value in the Guaranteed Account will be transferred to the State Street Research Money Market Subaccount unless you instruct us otherwise.

ASSET REBALANCING

     We offer an asset rebalancing program for Contract Value. There is no charge to you for this program. Contract Value allocated to the subaccounts can be expected to increase or decrease at different rates due to market fluctuations. An asset rebalancing program automatically reallocates your Contract Value among the subaccounts periodically (either annually, semi-annually or quarterly) to return the allocation to the allocation percentages you specify. Asset rebalancing is intended to transfer Contract Value from those subaccounts that have increased in value to those that have declined, or not increased as much, in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Asset rebalancing does not guarantee profits, nor does it assure that you will not have losses.


     You may select an asset rebalancing program when you apply for the Contract or at a later date by contacting our Annuity Administrative Office. You specify the percentage allocations to which your Contract Value will be reallocated among the subaccounts (excluding the Fixed Account). On the last day of each period on which the New York Stock Exchange is open, we will transfer Contract Value among the subaccounts to the extent necessary to return the allocation to your specifications. If the last day of the period you select is the 29th, 30th or 31st of the month, transfers are made on the 1st day of the following month. Asset rebalancing will continue until you notify us in writing or by telephone at our Annuity Administrative Office. Asset rebalancing cannot continue beyond the Maturity Date. Currently, we don't count transfers made under an asset rebalancing program for purposes of the transfer rules described above.

WITHDRAWALS

     Before annuitization, you may withdraw all or part of your Contract Value. You may receive the proceeds in cash or apply them to a payment option. The proceeds you receive will be the Contract Value determined as of the end of the business day that we receive your request at our Annuity Administration Office, reduced by the following amounts:

     -- any applicable Withdrawal Charge and

     -- the Contract Administrative Fee.

     We currently do not impose but reserve the right to deduct a premium tax charge on withdrawals or payment of Death Proceeds in certain states.

     See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS" for a description of these charges and when they apply.

     Restrictions.  Federal tax laws, laws relating to employee benefit plans,
     -------------
or the terms of benefit plans for which the Contracts may be purchased may restrict your right to withdraw your Contract Value.

     -- Federal tax laws impose penalties on certain premature distributions from the Contracts. Full and partial withdrawals and systematic withdrawals prior to age 59 1/2 may be subject to a 10% penalty tax (and 25% in the case of a withdrawal from a SIMPLE IRA within the first two years.). (See "FEDERAL INCOME TAX CONSIDERATIONS.")

     Because a withdrawal may result in adverse tax consequences, you should consult a qualified tax adviser before making the withdrawal. (See "FEDERAL INCOME TAX CONSIDERATIONS.")

     How to withdraw all or part of your Contract Value.

     -- You must submit a request to our Annuity Administrative Office. (See
       "Requests and Elections.")

     -- You must provide satisfactory evidence of terminal illness, confinement to a nursing home or permanent and total disability if you would like to have the Withdrawal Charge waived. (See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS.")

     -- You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).

     -- We have to receive your withdrawal request in our Annuity Administrative
       Office prior to the Maturity Date or Contract Owner's death.

     We will normally pay withdrawal proceeds within seven days after receipt of a request at the Annuity Administrative Office, but we may delay payment, by law, under certain circumstances. (See "Suspension of Payments.")

     Amount of Withdrawal.  We will base the amount of the withdrawal proceeds
     ---------------------
on the Accumulation Unit Values that are next computed after we receive the completed withdrawal request at our Annuity Administrative Office. However, if you choose to apply the withdrawal proceeds to a payment option, we will base the withdrawal proceeds on Accumulation Unit Values calculated on a later date if you so specify in your request. The amount of a partial withdrawal is a minimum of $500 unless we consent otherwise. After a partial withdrawal, your remaining Contract Value must be at least $2,000, unless we consent to a lower amount. A partial withdrawal will reduce your Contract Value in the subaccounts and Fixed Account in proportion to the amount of your Contract Value in each, unless you request otherwise.

SYSTEMATIC WITHDRAWALS

     Under the Systematic Withdrawal feature you may withdraw equal amounts of your Contract Value automatically on a monthly, quarterly, semi-annual or annual basis prior to annuitization. For all Classes other than the C Class, only monthly withdrawals may be made during the 1st Contract Year. The annualized amount to be withdrawn cannot exceed 10% of total purchase payments, unless we agree otherwise. Currently a withdrawal must be a minimum of $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on the day when the withdrawal is to be made, we will process the withdrawal on the next business day. The Withdrawal Charge will apply to amounts you receive under the Systematic Withdrawal program in the same manner as it applies to other partial withdrawals and withdrawals of Contract Value. (See "Withdrawal Charge.")

     If you continue to make purchase payments under the Contract while you are making Systematic Withdrawals you could incur any applicable Withdrawal Charge on the withdrawals at the same time that you are making the new purchase payments.

     You may only have one systematic withdrawal program in effect at any time.

     The Federal tax laws may include systematic withdrawals in your gross income in the year in which you receive the withdrawal amount and will impose a penalty tax of 10% on certain systematic withdrawals which are premature distributions. The application for the systematic withdrawal program sets forth additional terms and conditions.

SUSPENSION OF PAYMENTS

     We reserve the right to suspend or postpone the payment of any amounts due under the Contract or transfers of Contract Values between subaccounts or to the Fixed Account when permitted under applicable Federal laws, rules and regulations. Current Federal law permits such suspension or postponement if: (a) the New York Stock Exchange is closed (other than for customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists so that it is not practical to dispose of securities held in the Variable Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of securities holders.


     Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or "freeze" your account. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans, or death benefits, make transfers, annuitize or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Contract to government regulators.


INACTIVE CONTRACTS

     We may terminate this Contract by paying you the Contract Value in a lump sum if, prior to the date you choose to annuitize, you make no purchase payments for two consecutive Contract Years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 (or any lower amount required by Federal tax law), and the Contract Value on or after the end of such two year period is less than $2,000.

OWNERSHIP RIGHTS

     During the Annuitant's lifetime, all rights under the Contract belong solely to you as the Contract Owner unless otherwise provided.

     These rights include the right to:

     -- change the Beneficiary

     -- change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules)

     -- assign the Contract (subject to limitations)

     -- change the payment option

     -- exercise all other rights, benefits, options and privileges allowed by the Contract or us.

     You may not change the ownership of your Contract without our consent. If you use a Contract to fund an IRA or TSA Plan, the Contract Owner must be the Annuitant, and we will not allow a Contingent Annuitant.

     Qualified Plans and certain TSA Plans with sufficient employer involvement are deemed to be "Pension Plans" under ERISA and may, therefore, be subject to rules under the Retirement Equity Act of 1984. These rules require that benefits from annuity contracts purchased by a Pension Plan and distributed to or owned by a participant be provided in accordance with certain spousal consent, present value and other requirements which are not enumerated in your Contract. You should consider carefully the tax consequences of the purchase of the Contracts by Pension Plans.

     Contracts offered by the prospectus which we designed to qualify for the favorable tax treatment described below under "FEDERAL INCOME TAX CONSIDERATIONS" contain restrictions on transfer or assignment, reflecting requirements of the Code which must be satisfied in order to assure continued eligibility for such tax treatment. In accordance with such requirements, ownership of such a Contract may not be changed and the Contract may not be sold, assigned or pledged as collateral for a loan or for any other purpose except under some limited circumstances. A Contract Owner contemplating a sale, assignment or pledge of the Contract should carefully review its provisions and consult a qualified tax adviser.

     If your Contract is used in connection with deferred compensation plans or retirement plans not qualifying for favorable Federal tax treatment, such plans may also restrict the exercise of your rights. You should review the provisions of any such plan.

REQUESTS AND ELECTIONS

     We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our Annuity Administrative Office is New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.

     Requests for subaccount transfers, address changes or reallocation of future purchase payments may be made:

     -- By Telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time

     -- Through your Registered Representative


     -- In writing to New England Life Insurance Company, c/o Annuity
       Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594



     -- By fax (515) 457-4301, or



     -- For transfers or reallocation of future purchase payments, by Internet at http://www.nef.com (available on or about May 27, 2004 or earlier for contracts sold through certain distribution channels)



     If we have not received your request by 4:00 p.m. Eastern Time, even if due to our delay, we will treat your request as having been received on the following business day.



     All other requests must be in written form, satisfactory to us. We may allow requests for a withdrawal over the telephone, by fax, or through the Internet, subject to certain limitations. See "Transfer Privilege--Market Timing" for additional information on such limitations. We may stop offering telephone, fax and Internet transactions at any time in our sole discretion.



     We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, Internet or fax are genuine. However, because telephone and Internet transactions may be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you. Any telephone, Internet or fax instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, Internet or fax are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.


     All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election.


     Telephone, facsimile, and computer systems (including the Internet) may not always be available. Any telephone, facsimile or computer system, whether it is yours, your service provider's, your registered representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your request in writing to the Company's Annuity Administrative Office as described above.

CONFIRMING TRANSACTIONS

     We will send out written statements confirming that a transaction was recently completed. Certain transactions may be confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

STATE VARIATIONS

     Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. This prospectus provides a general description of the Contracts. Your actual Contract and any endorsements are the controlling documents. If you would like to review a copy of the Contract and endorsements, contact our Annuity Administrative Office.

                         ASSET-BASED INSURANCE CHARGE,
                     WITHDRAWAL CHARGE AND OTHER DEDUCTIONS

     We deduct various charges from your Contract Value for the services provided, expenses incurred and risks assumed in connection with your Contract. The charges are:

     -- Asset-Based Insurance Charge

     -- Contract Administrative Fee

     -- Withdrawal Charge

     -- For Contracts with an Earnings Preservation Benefit Rider, an extra fee

     -- For Contracts with a GMIB Rider, an extra fee

     -- Premium Tax Charge and Other Expenses


     We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Withdrawal Charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the Asset-Based Insurance Charge, may be used in part to cover such expenses. We can profit from certain Contract charges. Eligible Fund operating expenses are shown on pages A-11 through A-14.


ASSET-BASED INSURANCE CHARGE

     We impose an annual Asset-Based Insurance Charge on the Contract Value. The amount of the charge depends upon the Class of Contract you select, the features you choose for your Contract, and the subaccounts you select. We deduct this charge daily from the assets in each subaccount.

     This amount compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. These guarantees include making annuity payments that won't change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the Contract. The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include issuing Contracts, maintaining records, making and maintaining subaccounts available under the Contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the Contract, including programs like transfers and Dollar Cost Averaging.

     If the Asset-Based Insurance Charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses.

     The chart below lists the amount of the Asset-Based Insurance Charge (as an annual percentage of the daily net assets of each subaccount) for each Class and for each death benefit option prior to annuitization.*

                                                      STANDARD   B PLUS
                                                       CLASS     CLASS**   C CLASS   L CLASS   P CLASS
                                                      --------   -------   -------   -------   -------
Standard Death Benefit..............................    1.25%     1.60%     1.60%     1.50%     1.15%
Annual Step-Up Death Benefit........................    1.45%     1.80%     1.80%     1.70%     1.35%
Greater of Annual Step-Up or 5% Annual Increase
  Death Benefit.....................................    1.60%     1.95%     1.95%     1.85%     1.50%

 * We currently impose an additional Asset-Based Insurance Charge of 0.25% of average daily net assets on the American Funds Growth, American Funds Growth-Income and American Funds Global Small Capitalization Subaccounts. We reserve the right to impose an increased Asset-Based Insurance Charge on subaccounts that we add to the Contract in the future. The increase will not exceed the annual rate of 0.25% of average daily net assets in any such subaccounts.

** The Asset-Based Insurance Charge will be reduced on the B Plus Class by 0.35% after the expiration of the 9-year Withdrawal Charge period.


     For Contracts issued prior to May 1, 2003, the Asset-Based Insurance Charge for the Annual Step-Up Death Benefit and the Greater of Annual Step-Up or 5% Annual Increase Death Benefit is 0.10% lower than what is described in the table. We continue to assess an Asset-Based Insurance Charge after annuitization. If you elect an enhanced death benefit, the amount of the Asset-Based Insurance Charge after annuitization will equal the level of the charge that would apply if you had not elected an enhanced death benefit; except that for the B Plus Class and P Class, the Asset-Based Insurance Charge will be 1.25% after annuitization. The Asset-Based Insurance Charge for all Classes increases by .25% for subaccounts investing in the American Funds Insurance Series.


CONTRACT ADMINISTRATIVE FEE

     The annual Contract Administrative Fee is $30. This fee (along with a portion of the Asset-Based Insurance Charge) is for such expenses as issuing Contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the Contracts.

     We deduct the fee for the prior Contract Year from your Contract Value on each Contract anniversary, if your Contract Value is less than $50,000, and at the time of a full withdrawal regardless of your Contract size, from each subaccount in the ratio that the Contract Value in the subaccounts bears to your total Contract Value (excluding the Fixed Account). We will deduct it, pro rata, at annuitization if your Contract Value is less than $50,000. We reserve the right to deduct this fee during the Annuity Period, pro rata from each annuity payment. If we issue two Contracts to permit the funding of a spousal IRA, we will impose the Contract Administrative Fee only on the Contract to which you have allocated the larger purchase payments in your Contract application. We deduct the charge entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account.

WITHDRAWAL CHARGE

     We do not deduct or charge for sales expenses from your purchase payments when they are made. However, a Withdrawal Charge may apply on certain events ("withdrawal events"). THIS CHARGE DOES NOT APPLY TO THE C CLASS. Withdrawal events are: (a) a full or partial withdrawal of your Contract (including withdrawals where you apply the proceeds to certain payment options); (b) in some circumstances, a withdrawal of the commuted value of amounts that you applied to an annuity payment option; or (c) under Contracts issued in New York, the Annuity Date if as of that date a purchase payment has been invested for less than seven years on the Standard Class, nine years on the B Plus and P Class, and three years on the L Class.

     When you make a full withdrawal of your Contract, we take into account the Withdrawal Charge in calculating the proceeds you will receive. On a partial withdrawal, we deduct the Withdrawal Charge from the Contract Value remaining after deduction of the amount you requested. We take the Withdrawal Charge from the Contract Value in the subaccounts and the Fixed Account in the same proportion as the Contract Value withdrawn.

     The Charge equals a percentage of each purchase payment withdrawn. Each purchase payment is subject to the charge for the applicable period specified below (12 month periods) from the date we receive it, as follows:

NUMBER OF COMPLETE         STANDARD
YEARS FROM RECEIPT OF       CLASS     B PLUS CLASS   L CLASS   P CLASS
PURCHASE PAYMENT            CHARGE       CHARGE      CHARGE    CHARGE
---------------------      --------   ------------   -------   -------
     0..................      7%           9%           7%        8%
     1..................      6%           8%           6%        8%
     2..................      6%           8%           5%        8%
     3..................      5%           7%           0%        7%
     4..................      4%           6%           0%        6%
     5..................      3%           5%           0%        5%
     6..................      2%           4%           0%        4%
     7..................      0%           2%           0%        3%
     8..................      0%           2%           0%        2%
     9 and thereafter...      0%           0%           0%        0%

     On a Standard, B Plus, L, or P Class Contract in any Contract Year you may withdraw the free withdrawal amount without incurring the Withdrawal Charge.

     In the first Contract Year, no free withdrawal amount is available unless it is part of a monthly systematic withdrawal program in which the monthly withdrawal amount does not exceed 1/12 of 10% of total purchase payments. After the first Contract Year, the annual free withdrawal amount is equal to 10% of total purchase payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Earnings may be withdrawn at any time, free from any Withdrawal Charge.


     We will attribute a withdrawal first to earnings, then to the free withdrawal amount, and then to remaining purchase payments. All withdrawals of purchase payments (including the free withdrawal amount) will result in the liquidation of purchase payments on a "first-in, first-out" basis. That is, we will withdraw your purchase payments in the order you made them.


     If your Contract Value is less than your total purchase payments due to negative investment performance or deduction of the Contract Administrative Fee, we apply the Withdrawal Charge to your Contract Value (instead of your purchase payments). Under such circumstances, the following rules apply for calculating the Withdrawal Charge: the deficiency will be attributed to your most recent purchase payment first, and subsequent earnings will be credited to that deficiency (and not treated as earnings) until Contract Value exceeds purchase payments.

     Waiver of the Withdrawal Charge.  No Withdrawal Charge will apply to the
     --------------------------------
Standard, L, P and B Plus Class:

     -- On the Maturity Date or payment of the Death Proceeds.

     -- If you apply the proceeds to a variable or fixed payment option involving a life contingency (described under "Annuity Options"), or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option (if elected prior to age 85), or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under any of those options, we will deduct from the amount you receive a portion of the Withdrawal Charge amount that we would have deducted when you originally applied the Contract proceeds to the option. We will take into account the lapse of time from annuitization to withdrawal. We will base the portion of the Withdrawal Charge which applies on the ratio of
       (1) the number of whole months remaining, on the date of the withdrawal, until the date when the Withdrawal Charge would expire, to (2) the number of whole months that were remaining, when you applied the proceeds to the option, until the date when the Withdrawal Charge would expire. (See example in APPENDIX B.)

     -- On full or partial withdrawals if you, a Joint Owner, or Annuitant if the Contract is not owned by an individual, become terminally ill (as defined in the Contract), become chronically ill (as defined in the Contract), or are permanently and totally disabled (as defined in the Contract). These benefits are only available if you were not over age 65 (for the disability benefit) or age 80 (for the terminally ill or chronically ill benefit) when we issued the Contract, and may not be available in every state. These waivers are only applicable for the Standard, B Plus, L and P Class Contracts.


     -- On minimum distributions required by tax law. We currently waive the Withdrawal Charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract. This waiver only applies if the required minimum distribution exceeds the free withdrawal amount and no previous withdrawals were made during the Contract Year. (See "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Qualified Contracts.")


     We may also waive the Withdrawal Charge if you surrender a Contract in order to purchase a group variable annuity issued by us or an affiliate.

     We may sell the Contracts directly, without compensation, to a registered representative, to employees, officers, directors, and trustees of the Company and its affiliated companies, and certain family members of the foregoing, and to employees, officers, directors, trustees and registered representatives of any broker-dealer authorized to sell the Contracts or any bank affiliated with such a broker-dealer and of any subadviser to the Eligible Funds, and certain family members of the foregoing. If consistent with applicable state insurance law, we may sell the Contracts, without compensation, to us or MetLife for use with deferred compensation plans for agents, employees, officers, directors, and trustees of the Company and its affiliated companies, subject to any restrictions imposed by the terms of such plans, or to persons who obtain their Contracts through a bank, adviser or consultant to whom they pay a fee for investment or planning advice. If sold under these circumstances, we may credit the Contracts with an additional percentage of purchase payment to reflect in part or in whole any cost savings associated with the direct sale, but only if such credit will not be unfairly discriminatory to any person. We will not credit any additional purchase payment to Contracts purchased by persons described above in exchange for another variable annuity Contract issued by us or our affiliated companies.

EARNINGS PRESERVATION BENEFIT RIDER

     If you have selected the Earnings Preservation Benefit Rider, we impose a daily fee at the annual rate of 0.25% of average daily net assets in the subaccounts prior to annuitization.

GUARANTEED MINIMUM INCOME BENEFIT RIDER


     If you have selected the Guaranteed Minimum Income Benefit Rider ("GMIB")--either the Predictor or GMIB I, we impose a charge of 0.50% of the Income Base at the time the charge is assessed. The GMIB charge is reduced to 0.45% of the Income Base if you choose either the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. For Contracts for which a completed application and any other required paper work were received in good order at our Annuity Administrative Office by February 14, 2003, and for which an initial purchase payment was received within 60 days, the charge for the Guaranteed Minimum Income Benefit is 0.15% lower (0.35% rather than 0.50%). See "GUARANTEED MINIMUM INCOME BENEFIT" for more information on how the charge is calculated.


PREMIUM AND OTHER TAX CHARGES

     We reserve the right to deduct from the purchase payments or Contract Value any taxes paid by us to any governmental entity relating to this Contract (including without limitation: premium taxes, federal, state and local withholding of income, estate, inheritance and other taxes required by law, and any new or increased state income taxes enacted). We will, at our sole discretion, determine when taxes relate to the Contract, including for example when they have resulted from: the investment experience of the Variable Account; receipt by us of purchase payments; commencement of annuity benefits; payment of death benefits; partial and full withdrawals; and any new or increased taxes which become effective that are imposed on us and which relate to purchase payments, earnings, gains, losses, fees, and charges under the Contract. We may, at our sole discretion, pay taxes when due and make a deduction for such taxes from the Contract Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

     Most states impose a premium tax liability on the date when annuity benefits commence. In those states, we deduct the premium tax charge from the Contract Value on that date. To determine whether and when a premium tax charge will be imposed on a Contract, we will look to the state of residence of the Owner when a withdrawal is made or Death Proceeds are paid and to the state of residence of the annuitant when annuity benefits commence. In South Dakota, we reserve the right to deduct the premium tax charge at the earliest of: a full or partial withdrawal of the

Contract, the date when annuity benefits commence, or payment of the Death Proceeds (including application of the Death Proceeds to the Beneficiary Continuation provision).

     Deductions for state premium tax charges currently range from 1/2% to 1.00% of the Contract Value (or, if applicable, purchase payments or Death Proceeds) for Contracts used with retirement plans qualifying for tax benefited treatment under the Code and from 1% to 3.5% of the Contract Value (or, if applicable, Death Proceeds) for all other Contracts. For contracts sold in California to 408(a) IRA Trusts, the premium tax charge is 2.35%. See Appendix C for a list of premium tax rates.

OTHER EXPENSES

     An investment advisory fee is deducted from, and certain other expenses are paid out of, the assets of each Eligible Fund. (See "Expense Table.") The prospectus and Statement of Additional Information of the Eligible Funds describe these deductions and expenses.

                                ANNUITY PAYMENTS

ELECTION OF ANNUITY

     The annuity period begins at the Maturity Date or at any earlier date you choose to annuitize and provides for payments to be made to the Payee. You may apply your Contract Value to one of the payment options listed below (or a comparable fixed option).

     We base the Maturity Date of your Contract on the age of the Annuitant. The Maturity Date is the later of (i) the date when the Annuitant, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law) or
(ii) 10 years from the date of issue. If your Contract is acquired pursuant to an exchange from an old contract (see "THE CONTRACTS--Purchase Payments"), the Maturity Date of the Contract would be set at age 95 (or the maximum allowed by state law) regardless of what the maturity date may have been for the old Contract.

     Upon the death of an Annuitant who is not the Owner or Joint Owner, during the Accumulation Period, the Owner automatically becomes the Annuitant, unless the Owner chooses a new Annuitant subject to our underwriting rules in effect at the time of the request for this change. If the Owner is a non-natural person, the death of the Annuitant will be treated as the death of an Owner. If you change the Annuitant, or the Owner becomes the Annuitant because of the original Annuitant's death, we will change the Maturity Date, if necessary, so that it is the date when the new Annuitant, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law).

     Unless you elect another option, variable annuity payments will begin at the Maturity Date for the life of the Payee, but for at least ten years. You can change this annuity payment option at any time prior to annuitization. You may elect to have annuity payments under a Contract made on a variable basis or on a fixed basis, or you may designate a portion to be paid on a variable basis and a portion on a fixed basis. If you select payments on a fixed basis, we will transfer the amount of your Contract Value applied to the fixed payment option (net of any applicable charges described under "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS") to our general account. We will fix the annuity payments in amount and duration by the annuity payment option selected, the age of the Payee and, for Contracts issued in New York or Oregon for use in situations not involving an employer-sponsored plan, by the sex of the Payee. (See "Amount of Annuity Payments.")

     Contracts used in connection with retirement plans qualifying for tax benefited treatment may have various requirements for the time by which benefit payments must commence, the period over which such payments may be made, the annuity payment options that may be selected, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.

ANNUITY OPTIONS

     There are several annuity payment options. You may select one of the payment options prior to the Annuity Date, at full or partial withdrawal, or when death proceeds are payable (some options are not available for death proceeds).

     In addition to the annuity options described below, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Contract Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from Qualified Contracts. See "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Qualified Contracts." We intend to make this payment option available to both tax qualified and non-tax qualified Contracts.

     You select an annuity payment option by written request to us and subject to any applicable Federal tax law restrictions.

     The Contract offers the variable annuity payment options listed below.

          Variable Income for a Specified Number of Years. We will make variable monthly payments for the number of years elected, which may not be more than 30 except with our consent.

          Variable Life Income. We will make variable monthly payments which will continue: while the Payee is living* ; while the Payee is living but for at least ten years; or while the Payee is living but for at least twenty years. (The latter two alternatives are referred to as Variable Life Income with Period Certain Option.)

          Variable Income Payments to Age 100 ("American Income Advantage"). We will make variable monthly payments for the number of whole years until the Payee is age 100. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

          Variable Life Income for Two Lives. We will make variable monthly payments which will continue: while either of two Payees is living (Joint and Survivor Variable Life Income)*, while either of two Payees is living but for at least 10 years (Joint and Survivor Variable Life Income, 10 Years Certain); while two Payees are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and 2/3 to Survivor Variable Life Income).* THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

     You may be able to purchase the Contract as the beneficiary of a deceased person's Individual Retirement Account. If you do so, you must take distribution of the Contract Value in accordance with the minimum required distribution rules set forth in the Internal Revenue Code and IRS regulations. See "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Qualified Contracts." Under certain circumstances, you may satisfy those requirements by electing an annuity option, but you may only elect an annuity option that is available for Death Proceeds. You may choose any optional death benefit available under the Contract, but certain other Contract provisions and programs will not be available. Upon your death, the Death Proceeds would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.

     Other annuity payment options (including other periods certain) may be available from time to time, and you should ask us about their availability. If you do not elect an annuity payment option by the Maturity Date, we will make variable payments under the Contract while the Payee is living but for at least ten years. (This is the Variable Life Income with Period Certain Option.) If your purchase payments would be less than our published minimum, then you will need our consent to apply the Contract proceeds to an annuity payment option.

     The Payee under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option may withdraw the commuted value of the remaining payments. The Payee (or Payees) under the Variable Life Income with Period Certain Option or the Joint and Survivor Variable Life Income, 10 Years Certain Option may withdraw the commuted value of the remaining period certain portion of the payment option. We calculate the commuted value of such payments based on the same assumed interest rate that you selected under your Contract. The life income portion of the payment option cannot be commuted, and variable annuity payments based on that portion will resume at the expiration of the period certain if the Annuitant is alive at that time. (See "Amount of Annuity Payments.") Amounts applied to a fixed payment option may not be withdrawn.

     See the section entitled "ASSET-BASED INSURANCE CHARGES, WITHDRAWAL AND OTHER DEDUCTIONS" to find out whether a Withdrawal Charge applies when you annuitize or withdraw the commuted value of any payments certain.

     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

     The availability of certain annuity payment options may be restricted on account of Company policy and Federal tax law, which among other things, may restrict payment to the life expectancy of the payee.

     We continue to assess an Asset-Based Insurance Charge after annuitization. If you elect an enhanced death benefit, the amount of the Asset-Based Insurance Charge after annuitization will equal the level of the charge that

---------------
* It is possible under this option to receive only one variable annuity payment if the Payee dies (or Payees die) before the due date of the second payment or to receive only two variable annuity payments if the Payee dies (or Payees die) before the due date of the third payment, and so on.

would apply if you had not elected an enhanced death benefit; except that for the B Plus Class and P Class, the Asset-Based Insurance Charge will be 1.25% after annuitization. THE ASSET-BASED INSURANCE CHARGE FOR ALL CLASSES INCREASES BY .25% FOR SUBACCOUNTS INVESTING IN THE AMERICAN FUNDS INSURANCE SERIES. Charges for the Guaranteed Minimum Income Benefit and the Earnings Preservation Benefit Rider will not be assessed after annuitization.

AMOUNT OF ANNUITY PAYMENTS


     At the Annuity Date (or any other application of proceeds to a payment option), your Contract Value (reduced by applicable premium tax, Contract Administrative Fee, and Withdrawal Charges) is applied toward the purchase of monthly annuity payments. We determine the amount of monthly variable annuity payments on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the Payee's age, (ii) the assumed interest rate selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Funds selected. (The Fixed Account is not available under variable payment options.) Additionally, during the Annuity Period, the following subaccounts are currently not available: Salomon Brothers U.S. Government--Class B, Salomon Brothers Strategic Bond Opportunities--Class B, MFS Total Return--Class B, State Street Research Diversified--Class B, Neuberger Berman Real Estate--Class B, Davis Venture Value--Class B, FI Value Leaders--Class B, Harris Oakmark Large Cap Value--Class B, State Street Research Large Cap Value--Class B, MFS Investors Trust--Class B, Met/Putnam Voyager--Class B, State Street Research Large Cap Growth--Class B, T. Rowe Price Large Cap Growth--Class B, Harris Oakmark Focused Value--Class B, State Street Research Aggressive Growth--Class B, State Street Research Aurora--Class B, Loomis Sayles Small Cap--Class B, T. Rowe Price Small Cap Growth--Class B, Scudder Global Equity--Class B and FI International Stock--Class B subaccounts. Under Contracts issued in New York, you may not transfer any Contract Value to any Portfolio of the American Funds Insurance Series during the Annuity Period.


     We calculate the initial payment using the assumed interest rate you select. The amount of each payment after the initial payment will depend on how the subaccounts perform, relative to the assumed interest rate. If the actual net investment rate (annualized) exceeds your assumed interest rate, the payment will increase. Conversely, if the actual rate is less than your assumed interest rate, the annuity payment will decrease.

     When selecting an assumed interest rate, you should keep in mind that a lower assumed interest rate will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Eligible Funds. On the other hand, a higher assumed interest rate will result in a higher initial payment than a lower assumed interest rate, but later payments will rise more slowly or fall more rapidly.

     If you own a B Plus Class Contract and choose to annuitize under a fixed or variable payment option during the 9-year withdrawal charge period, your annuity payments will be based on a different set of current annuity purchase rates than our other Classes. Additionally, our guaranteed rates for fixed or variable annuity payments will be different for B Plus Class Contracts than for other Classes. The effect of these different rates would be to lower your annuity payments.

     For more information regarding annuity payment options, you should refer to the Statement of Additional Information and also to the Contract, which contains detailed information about the various forms of annuity payment options available, and other important matters.

                       GUARANTEED MINIMUM INCOME BENEFIT


     You may also elect a Guaranteed Minimum Income Benefit (the "GMIB"). Effective February 9, 2004, we offer two different versions of the GMIB, only one of which will be offered in any particular state. If approved in your state, Version II of the GMIB will be available (known as the "Predictor"). Otherwise, Version I ("GMIB I"), will be offered. The Predictor and GMIB I do not establish or guarantee a Contract Value or a minimum return for any subaccount. Rather, the Predictor and GMIB I are designed to provide you with a predictable minimum level of income after a minimum 10-year waiting period for life regardless of investment performance or actual Contract Value, by providing a minimum guaranteed lifetime fixed income benefit in the form of fixed monthly annuity payments.



     The amount of the benefit is determined by applying the Income Base (described below) at the time of exercise to the Predictor or GMIB I Annuity Table specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. The annuity rates in the Table are conservative, so the amount of guaranteed minimum lifetime income that the Predictor or GMIB I produces may be less than the amount of annuity income that would be provided by applying your Contract Value on your annuity date to then-current annuity purchase rates. In this case, your annuity payments will be higher if you do not exercise the rider.



DESCRIPTION OF THE PREDICTOR



     The Predictor may be exercised after a 10 year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30 day period following the Contract Anniversary on or following the owner's 85th birthday. The Predictor is only available for owners up through age 75, and you can only elect the Predictor at the time you purchase the contract. This election is irrevocable. If you purchase the Predictor, we will deduct an additional charge of 0.50% of the Income Base (see below) each year in arrears.



     The Income Base is the greater of (a) or (b) below.



          (a) Highest Anniversary Value:  On the Issue Date, the Highest
              --------------------------
     Anniversary Value is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge). On each Contract Anniversary prior to the Contract Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Contract Value on the date of the recalculation.



          (b) Annual Increase Amount:  On the Issue Date, the Annual Increase
              -----------------------
     Amount is equal to your initial purchase payment. (For these purposes, all purchase payments credited within 120 days of the date we issued the Contract will be treated as if they were received on the date we issue the Contract.) Thereafter, the Annual Increase Amount is equal to (i) less
     (ii), where:



             (i) is purchase payments accumulated at the Annual Increase Rate. The Annual Increase Rate is 5% per year through the Contract Anniversary immediately on or following the Contract Owner's 85th birthday; and



             (ii) is Withdrawal Adjustments accumulated at the Annual Increase Rate. Withdrawal Adjustments in a Contract Year are determined according to (1) or (2) as defined below:



                (1) The Withdrawal Adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Contract Value attributable to that withdrawal (including any applicable Withdrawal Charge); or



                (2) If total withdrawals in a Contract Year are 5% or less of the Annual Increase Amount on the issue date or on the previous Contract Anniversary, if later, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or other payee we agree to, the total Withdrawal Adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in that Contract Year. These Withdrawal Adjustments will replace the Withdrawal Adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.



     In determining Predictor annuity payments, an amount equal to the Withdrawal Charge that would be assessed upon a complete withdrawal and the amount of any Premium and Other Taxes that may apply will be deducted from the Income Base.



     The Highest Anniversary Value does not change after the Contract Anniversary immediately preceding the Contract Owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in Contract Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge). The Annual Increase Amount does not change after the Contract Anniversary on or following the Contract Owner's 85th birthday, except that it is increased for each subsequent purchase payment and reduced by the Withdrawal Adjustments as described in (b)(ii) above, where the Annual Increase Rate is 0%.



     THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS, IS ONLY USED FOR PURPOSES OF CALCULATING THE PREDICTOR PAYMENT AND THE RIDER CHARGE, AND DOES NOT REFLECT A GUARANTEED RETURN ON YOUR CONTRACT VALUE.

OWNERSHIP



     If the Contract Owner is a natural person, the Contract Owner must be the Annuitant. If a non-natural person owns the Contract, then the Annuitant will be considered the Contract Owner in determining the Income Base and Predictor Payment. If Joint Owners are named, the age of the older will be used to determine the Income Base and Predictor annuity payments.



PREDICTOR ANNUITY TABLE



     The Predictor Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age setback with interest of 2.5% per year. The rate applied will depend upon the Annuity Option elected and the Attained Age and sex of the Annuitant and Joint Annuitant, if applicable.



EXERCISING THE PREDICTOR RIDER



     If you exercise the Predictor Rider, you must elect to receive annuity payments under one of the following Fixed Annuity Options:



          (1) Life Annuity with 10 Years of Annuity Payments Guaranteed. For annuitization ages over 79, the guaranteed component of the life annuity is reduced as follows:



AGE AT ANNUITIZATION            GUARANTEE PERIOD
--------------------            ----------------
     80.......................         9
     81.......................         8
     82.......................         7
     83.......................         6
     84 and 85................         5



          (2) Joint and Last Survivor Annuity with 10 Years of Annuity Payments Guaranteed



These Options are set forth in the Contract and the Predictor Rider.



     If you exercise the Predictor Rider, your annuity payments will be the greater of:



     -- the annuity payment determined by applying the amount of the Income Base to the Predictor Annuity Table, and



     -- the annuity payment determined for the same annuity option in accordance with the base contract. (See "ANNUITY PAYMENTS--Amount of Annuity Payments.")



     Partial annuitizations are not permitted under the Predictor Rider. Also, you may only elect an Annuity Date that is within 30 days following any Contract Anniversary and after the expiration of the Waiting Period. The Waiting Period is ten (10) Contract Years from the Issue Date.



     If you take a full withdrawal of your Contract Value, your Contract is terminated because it is inactive, or your Contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination, or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable Withdrawal Adjustment that was taken on account of the withdrawal, termination, or lapse that resulted in a zero Contract Value.



     If you choose not to receive Annuity Payments as guaranteed under the Rider, you may elect any of the Annuity Options available under the Contract.



TERMINATION PROVISIONS



     The Predictor Rider will terminate upon the earliest of:



          a) The 30th day following the Contract Anniversary on or following your 85th birthday;



          b) The date you make a complete withdrawal of your Contract Value;



          c) The date you elect to receive Annuity Payments under the Contract and you do not elect to receive Annuity Payments under the Predictor Rider;

          d) Death of the Contract Owner or Joint Owner (unless the spouse (aged 84 or younger) is the beneficiary and elects to continue the Contract), or death of the Annuitant if a non-natural person owns the Contract; or



          e) A change for any reason of the Contract Owner, Joint Owner or Annuitant if a non-natural person owns the Contract.



DESCRIPTION OF GMIB I



     The GMIB I may be exercised after a 10 year waiting period, up through age 85, within 30 days following a Contract Anniversary. It is only available for Contract Owners up through age 75, and you must elect the GMIB I on your Contract application. This election is irrevocable. If you purchase the GMIB I, we will deduct an additional charge of 0.50% of the Income Base (see below) each year in arrears.


     The Income Base is the greater of (a) or (b) below:

          (a) Highest Anniversary Value: On the Issue Date, the Highest Anniversary Value is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge). On each Contract Anniversary prior to the Contract Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Contract Value on the date of the recalculation.

          (b) Annual Increase Amount: On the Issue Date, the Annual Increase Amount is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

             (i) is purchase payments accumulated at the Annual Increase Rate. The Annual Increase Rate is 6% per year through the Contract Anniversary immediately prior to the Contract Owner's 81st birthday, and 0% per year thereafter; and

             (ii) is Withdrawal Adjustments accumulated at the Annual Increase Rate. Withdrawal Adjustments in a Contract Year are determined according to (1) or (2) as defined below:

                (1) The Withdrawal Adjustment for each partial withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Contract Value attributable to that partial withdrawal (including any applicable Withdrawal Charge); or

                (2) If total partial withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the previous Contract Anniversary, the total Withdrawal Adjustments for that Contract Year will be set equal to the dollar amount of total partial withdrawals (including any applicable Withdrawal Charge) in that Contract Year. These Withdrawal Adjustments will replace the Withdrawal Adjustments defined in (1) above and be treated as though the corresponding partial withdrawals occurred at the end of that Contract Year.

     The Income Base does not change on or after the Contract Owner's 81st birthday, except that the Income Base on that date is increased for Purchase Payments made after that birthday, and decreased for partial withdrawals (including any applicable Withdrawal Charge) taken after that birthday.


     THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB I PAYMENT AND THE RIDER CHARGE.


OWNERSHIP


     While the GMIB I Rider is in effect, the Contract Owner (or Joint Owners) and Annuitant (or Joint Annuitants) must be the same. If a non-natural person owns the Contract, then Annuitant shall mean Contract Owner in determining the Income Base and GMIB I Payment. If Joint Owners are named, the age of the older will be used to determine the Income Base.

GMIB I ANNUITY TABLE


     The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age setback with interest of 2.5% per year. The rate applied will depend upon the Annuity Option elected and the Attained Age and sex of the Annuitant and Joint Annuitant, if applicable.


EXERCISING THE GMIB I RIDER



     If you exercise the GMIB I Rider, you must elect to receive annuity payments under one of the following Fixed Annuity Options:


          (1) Life Annuity with 10 Years of Annuity Payments Guaranteed. For annuitization ages over 79, the guaranteed component of the life annuity is reduced as follows:

AGE AT ANNUITIZATION           GUARANTEE PERIOD
--------------------           ----------------
     80......................         9
     81......................         8
     82......................         7
     83......................         6
     84 and 85...............         5

          (2) Joint and Last Survivor Annuity with 10 Years of Annuity Payments Guaranteed

     These Options are set forth in the Contract. Life Annuity with 10 Years of Annuity Payments Guaranteed will be applied if no election is made under this Rider.


     If you exercise the GMIB I Rider, your annuity payments will be the greater of:



     - the annuity payment determined by applying the amount of the Income Base to the GMIB I Annuity Table, and


     - the annuity payment determined for the same annuity option in accordance with the base contract. (See "ANNUITY PAYMENTS--Amount of Annuity Payments.")


     Partial annuitizations are not permitted under the GMIB I Rider. Also, you may only elect an Annuity Date that is within 30 days following any Contract Anniversary and after the expiration of the Waiting Period. The Waiting Period is ten (10) Contract Years from the Issue Date. Applicable Withdrawal Charges on the date that you exercise the Rider will be deducted from the Income Base. We also reserve the right to reduce the Income Base for any Premium and Other Taxes that may apply. If you choose not to receive Annuity Payments as guaranteed under the Rider, you may elect any of the Annuity Options available under the Contract.



TERMINATION PROVISIONS



     The GMIB I Rider will terminate upon the earliest of:



          (a) The date you elect to receive Annuity Payments under the Contract and are not eligible to receive payments under the GMIB Rider;



          (b) The 30th day following the Contract Anniversary immediately after your 85th birthday;



          (c) The date you make a complete withdrawal of your Account Value;



          (d) Death of the Contract Owner (unless the spouse is the beneficiary and elects to continue the Contract and Rider), or death of the Annuitant if a non-natural person owns the Contract; or



          (e) Change of the Contract Owner, for any reason.



THE PREDICTOR AND GMIB I RIDER CHARGE



     Rider charges are 0.50% of the Income Base at the time the charge is assessed. The charge is reduced to 0.45% of the Income Base if you choose either the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. The charge is assessed at the first Contract Anniversary, and then at each subsequent Contract Anniversary up to and including the anniversary on or immediately preceding the date the Rider is exercised. Upon full withdrawal or annuitization, a pro rata portion of the Rider charge will be assessed. For Contracts for which a completed application and any other required paper work were received in good order at our Annuity Administrative Office by February 14, 2003, and for which an initial purchase payment was received within 60 days, the charge for the Guaranteed Minimum Income Benefit is 0.15% lower (0.35% rather than 0.50%).

     The Rider charge will result in the cancellation of Accumulation Units from each applicable subaccount of the Variable Account and/or a reduction in the Account Value allocated to the Fixed Account in the ratio the Account Value in a subaccount and/or the Fixed Account bears to the total Account Value. For contracts issued on and after May 1, 2003, the Fixed Account is not available in the state of New York if you have selected the Predictor or GMIB I.



THE PREDICTOR, GMIB I AND QUALIFIED CONTRACTS



     The Predictor and GMIB I may have limited usefulness in connection with a qualified contract, such as an IRA (See Federal Income Tax
Considerations -- Taxation of Qualified Contracts), in circumstances where the owner is planning to exercise the Predictor or GMIB I on a date later than the beginning date of required minimum distributions under the Contract. In such event, required minimum distributions received from the Contract will have the effect of reducing the Income Base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the Predictor or GMIB I. You should consult your tax advisor before selecting the Predictor or GMIB I.


                 RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

     The Federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

          1. Plans qualified under Section 401(a) of the Code ("Qualified
     Plans");

          2. Annuity purchase plans adopted by public schools and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by transfers from existing 403(b) plans and which are not otherwise subject to ERISA; and

          3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under Section 408(p) of the Code ("SIMPLE IRAs") and Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). SARSEPs are only allowed if the Plan was established prior to January 1, 1997.

     An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and Federal tax aspects of such plans. In addition, because the underlying
                                             -----------------------------------
tax-favored retirement plan itself provides tax deferral, whether or not a
--------------------------------------------------------------------------
variable annuity is purchased, you should consider whether the features and
---------------------------------------------------------------------------
benefits unique to variable annuities are appropriate for your needs when
-------------------------------------------------------------------------
purchasing a Qualified Contract. In particular, the Contract is not intended for
--------------------------------
use with TSA Plans that are subject to ERISA. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should NOT be purchased for use with such plans. The Company may make the Contract available for use with Section 401(k) plans.

     A summary of the Federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Qualified Contracts." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

     In the case of certain TSA Plans, IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with Federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

                       FEDERAL INCOME TAX CONSIDERATIONS

     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.


     Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


TAXATION OF NON-QUALIFIED CONTRACTS

     Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

     The following discussion generally applies to Contracts owned by natural persons.

     Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

     In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

     It is conceivable that charges for certain optional benefits under a variable annuity contract, such as any enhanced death benefit in excess of the Standard Death Benefit, may be considered as deemed distributions subject to immediate taxation. Consult your tax adviser prior to selecting any optional benefit under the Contract.

     Penalty Tax on Certain Withdrawals. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

      --  made on or after the taxpayer reaches age 59 1/2;

      --  made on or after the death of an Owner;

      --  attributable to the taxpayer's becoming disabled;

      -- made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or

      -- under certain single premium immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.

     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

     Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment sub-accounts after the annuity starting date. Consult your own tax advisor.


     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional Information as well as page A-29 of this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.


     Transfers, Assignments or Exchanges of a Contract. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.

     Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     Multiple Contracts. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

     Further Information. We believe that the Contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

     The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.


     Individual Retirement Accounts (IRA's), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2004, $3,000 plus, for Owner's age 50 or older, $500) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) Contract Value or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the Contract as an IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. THE INTERNAL REVENUE SERVICE HAS APPROVED THE FORMS OF THE IRA AND SIMPLE IRA ENDORSEMENTS, WHEN USED WITH THE CONTRACT AND ITS RIDERS. FOR ROTH IRA'S WE USE THE LANGUAGE CONTAINED IN IRS MODEL ENDORSEMENT FORM 5305-RB, WITH THE RESULT THAT THE CONTRACT IS DEEMED TO BE APPROVED AS A ROTH IRA.



     SIMPLE IRA's permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $9,000 for 2004. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


     Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


     Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract has an enhanced death benefit that in some cases may exceed the greater of the premium payments or the account value.



     Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


     Death Benefits. FOR CONTRACTS PURCHASED IN CONNECTION WITH QUALIFIED PLANS UNDER SECTION 401(A) OR TSA PLANS UNDER SECTION 403(B), CERTAIN DEATH BENEFITS COULD CONCEIVABLY BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN CERTAIN PENSION OR PROFIT-SHARING PLANS. BECAUSE THE DEATH BENEFIT IN CERTAIN CASES MAY EXCEED THIS LIMITATION, EMPLOYERS USING THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD CONSULT THEIR TAX ADVISER.


     Eligible Section 457(b) Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer (which must be a tax-exempt entity under Section 501(c) of the Code). In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.



     Other Tax Issues.  Qualified Contracts (including contracts issued under
Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.


     Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.


     Taxable "eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.


     Foreign Tax Credits. To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the Eligible Funds to foreign jurisdictions.

POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

     We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

                                 VOTING RIGHTS

     We are the legal owner of the Eligible Fund shares held in the Variable Account and have the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by Federal securities law, we will give you, as Contract Owner, the right to instruct us how to vote the shares that are attributable to your Contract.

     Prior to annuitization, we determine the number of votes on which you have a right to instruct us, on the basis of your percentage interest in a subaccount and the total number of votes attributable to the subaccount. After annuitization, the number of votes attributable to your Contract is determined on the basis of the reserve for your future annuity payments and the total number of votes attributable to the subaccount. After annuitization the votes attributable to your Contract decrease as reserves underlying your Contract decrease.

     We will determine, as of the record date, if you are entitled to give voting instructions and the number of shares as to which you have a right of instruction. If we do not receive timely instructions from you, we will vote your shares for, against, or withheld from voting on any proposition in the same proportion as the shares held in that subaccount for all policies or contracts for which we have received voting instructions.

     We will vote for Eligible Fund shares held in our general investment account (or any unregistered separate account for which voting privileges are not given) in the same proportion as the aggregate of (i) the shares for which we received voting instructions and (ii) the shares that we vote in proportion to such voting instructions.

                         DISTRIBUTION OF THE CONTRACTS


     We have entered into a distribution agreement with our affiliate, New England Securities Corporation ("Distributor"), for the distribution and sale of the Contracts. Distributor offers the Contracts through its sales representatives. Distributor may also enter into selling agreements with other affiliated broker-dealers ("selling firms") for the sale of the Contracts. We pay commissions to Distributor for sales of the Contracts by its sales representatives, as well as selling firms. Each of the Eligible Funds make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing Fund shares (see "Fee Table" and the Eligible Fund prospectuses). These payments range from 0.15% to 0.25% of Variable Account assets invested in a particular Eligible Fund. Distributor may also receive brokerage commissions on securities transactions initiated by an investment adviser of an Eligible Fund.



     The maximum commission payable for Contract sales by Distributor's sales representatives is 8% of purchase payments. Some sales representatives may elect to receive no or a lower commission when a purchase payment is made along with a quarterly payment based on Contract Value for so long as the Contract remains in effect. We also pay for Distributor's operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Distributor's management team; advertising expenses; and all other expenses of distributing the Contracts. Distributor pays its sales representatives all of the commissions received for their sales of Contracts; it does not retain any portion of those commissions. We do not currently but reserve the right to pay lower commissions on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. All or a portion of commissions may be returned if the Contract is not continued through the first Contract Year.



     Because registered representatives of Distributor and their managers are also agents of the Company, they are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that the Company offers, such as conferences, trips, prizes, and awards. In addition, Distributor's sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.



     The commissions payable for Contract sales by selling firms will not exceed that described above. Selling firms pay their sales representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. Sales representatives and their managers are also eligible for various cash benefits and non-cash compensation items (as described above) that we may provide jointly with affiliated selling firms.



     A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.



     Commissions and other incentives or payments described above are not charged directly to Contract Owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.


                       THE OPERATION OF THE FIXED ACCOUNT


     The Contract has a Fixed Account option in states that have approved this option. You may allocate net purchase payments and may transfer Contract Value in the Variable Account to the Fixed Account, which is part of our general account. The Fixed Account offers diversification to a Variable Account Contract, allowing you to protect principal and earn a guaranteed rate of interest. The Fixed Account is not available to Contracts purchased after May 1, 2003 for which the C Class has been selected or for any Contracts which are purchased on or after that date in the state of New York if the Predictor or GMIB I has been selected.


     Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the general account, the Fixed Account nor any interests therein are generally subject to the provisions of these Acts, and we have been advised that the staff of the Securities and Exchange Commission does not review disclosures relating to the general account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


     Our general account consists of all assets owned by us other than those in the Variable Account and the Company's other separate accounts. We have sole discretion over the investment of assets in the general account, including those in the Fixed Account. You do not share in the actual investment experience of the assets in the Fixed Account. Instead, we guarantee that we will credit Contract Values in the Fixed Account with interest at an annual rate that will not be less than the minimum rate required by your state (the minimum rate on the Fixed Account is 1.5% but may be higher in your state or may be higher for contracts sold prior to September 2, 2003). We are not obligated to credit interest at a higher rate, although we have sole discretion to do so. We will credit Contract Values in the Fixed Account with interest daily. We also reserve the right to restrict transfers or purchase payments into the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate or if the total Contract Value in the Fixed Account exceeds such maximum amount(s) that we establish from time to time. You can contact us or consult your registered representative for our current limits.


     Currently, any purchase payment or portion of Contract Value you allocate to the Fixed Account will earn interest at an annual rate we determine for that deposit for a 12 month period. At the end of each succeeding 12 month period, we will determine the interest rate that will apply to that deposit plus the accrued interest for the next 12 months. This renewal rate may differ from the interest rate that is applied to new deposits on that same day.

CONTRACT VALUE AND FIXED ACCOUNT TRANSACTIONS

     A Contract's total Contract Value will include its Contract Value in the Variable Account, in the Fixed Account, or in the Company's general account (but outside the Fixed Account).

     Amounts you surrender from the Fixed Account will be on a "first-in, first-out" basis. The amounts you allocate to the Fixed Account are subject to the same rights and limitations as in the Variable Account regarding withdrawals and partial withdrawals. Special limits, however, apply to transfers involving the Fixed Account (see below). Unless you request otherwise, any partial withdrawal you make will reduce the Contract Value in the subaccounts of the Variable Account and the Fixed Account, proportionately.

     We limit the amount of Contract Value which you may transfer from the Fixed Account, except with our consent to the greater of (i) 25% of Contract Value in the Fixed Account at the end of the first day of the Contract Year, or (ii) the amount of Contract Value that you transferred from the Fixed Account in the prior Contract Year. However, these limits do not apply to new deposits to the Fixed Account for which the dollar cost averaging program has been elected within 30 days from the date of deposit. Amounts you transfer to the subaccounts from the Fixed Account will be on a "last-in, first-out" basis. No transfers to the Fixed Account are allowed for 180 days after the date of a transfer out of the Fixed Account and we reserve the right to restrict purchase payments to the Fixed Account during this period. See the Statement of Additional Information.

     We will deduct the annual Contract Administrative Fee entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account.

     For more information on the Fixed Account please refer to the Statement of Additional Information.

                       INVESTMENT PERFORMANCE INFORMATION


     We may advertise or include in sales literature (i) current and effective yields for the subaccounts for a Class; (ii) total returns for the subaccounts for a Class, (iii) non-standard returns for the subaccounts for a Class and (iv) historical and hypothetical illustrations of the growth and value of a purchase payment or payments invested in the subaccounts for a specified period for a Class. Total returns for the subaccounts are based on the investment performance of the corresponding Eligible Funds. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. We may also advertise or include in sales literature a subaccount's performance for a Class compared to certain performance rankings and indexes compiled by independent organizations, and we may present performance rankings and indexes without such a comparison. We may reflect bonus amounts in performance relating to the B Plus Class.


YIELDS

     The current yield of the State Street Research Money Market Subaccount refers to the annualized income generated by an investment in the subaccount over a specified 7-day period on a Class-specific basis. The current yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

     The yield of a subaccount (beside the State Street Research Money Market Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one-month period on a Class-specific basis. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.

STANDARD RETURN


     The total return of a subaccount refers to return quotations assuming an investment under a Contract has been held in the subaccount for the stated times. Average annual total return of a subaccount tells you the return you would have experienced if you allocated a $1,000 purchase payment to a subaccount for the specified period. We provide average annual total returns for the subaccounts on a Class-specific basis. Standardized average annual total return reflects all historical investment results, less all charges and deductions applied against the subaccount for that Class (assuming selection of the Standard Death Benefit), including any Withdrawal Charge that would apply if you terminated a Contract at the end of each period indicated, but excluding any deductions for premium taxes. Standard total return for a Class will reflect the charge for the Predictor or GMIB I but will not reflect charges for any other optional additional benefits, including the Earnings Preservation Benefit Rider. From time to time in response to changes in the marketplace, promotional emphasis, and actual sales experience, we may modify our determination of which charges and deductions for optional features to factor into each Class's standardized average annual total returns. Narrative disclosure accompanying performance information in marketing materials always will indicate clearly which charges and deductions are reflected in performance for each Class. Standardized total return may be quoted for various periods including 1 year, 5 years, and 10 years, or from inception of the subaccount if any of those periods are not available.

NON-STANDARD RETURN


     "Non-Standard" average annual total return information for a Class may be presented, computed on the same basis as described above, except that deductions may not include the Withdrawal Charge or the charge for the GMIB. We may from time to time disclose average annual total return for non-standard periods and cumulative total return for a subaccount. We may also provide non-standard performance that reflects the inclusion or exclusion of various optional riders on a Class-specific basis. Narrative disclosure in marketing material containing non-standard returns will indicate which charges and deductions are reflected. Non-standard performance for a Class will be accompanied by standard performance for that Class.


     We may also illustrate on a Class-specific basis what would have been the growth and value of a specified purchase payment or payments if it or they had been invested in each of the Eligible Funds on the first day of the first month after those Eligible Funds had commenced operations. This illustration will show Contract Value and Withdrawal Value, calculated in the same manner as average annual total return, as of the end of each year, ending with the date of the illustration. Withdrawal Value reflects the deduction of any Withdrawal Charge that may apply, but does not reflect the deduction of any premium tax charge. We may also show annual percentage changes in Contract Value and Withdrawal Value, cumulative returns, and annual effective rates of return. We determine the annual percentage change in Contract Value by taking the difference between the Contract Value or Withdrawal Value at the beginning and at the end of each year and dividing it by the beginning Contract Value or Withdrawal Value. We determine cumulative return by taking the difference between the investment at the beginning of the period and the ending Contract Value or Withdrawal Value and dividing it by the investment at the beginning of the period. We calculate the annual effective rate of return in the same manner as average annual total return.

     We may show the percent change in accumulation unit value and annual effective rate of return of a subaccount. Accumulation unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee. The percent change in accumulation unit value is calculated by dividing the difference in accumulation unit values at the beginning and end of the period by the beginning accumulation unit value. See the Statement of Additional Information for a description of the method for calculating the annual effective rate of return.

     We may present illustrations for a hypothetical Contract assuming monthly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present illustrations designed to show required minimum distributions and other values for hypothetical Contracts under certain qualified plans.

     We may also illustrate growth and value of a specified purchase payment or payments on a Class-specific basis in the same manner as described above based on hypothetical returns.

OTHER PERFORMANCE

     In advertising and sales literature, we may compare the performance of each subaccount on a Class-specific basis to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the subaccounts. Advertising and sales literature may also show the performance rankings of the subaccounts assigned by independent services, such as Variable Annuity Research Data Services ("VARDS") or may compare to the performance of a subaccount on a Class-specific basis to that of a widely used index, such as Standard & Poor's Index of 500 Common Stocks. We may also use other independent ranking services and indexes as a source of performance comparison.


                               LEGAL PROCEEDINGS



     NELICO, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, NELICO believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on it, the Variable Account, or New England Securities.


                              FINANCIAL STATEMENTS


     You may find the financial statements of the Variable Account and the Company in the Statement of Additional Information.

                            ACCUMULATION UNIT VALUES

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


     The following tables show the Accumulation Unit Values through December 31, 2003 for each subaccount. The Accumulation Unit Values are shown for Contracts with the lowest total Variable Account charge that applied through December 31, 2003, and for Contracts with the highest total Variable Account Charge that applied through December 31, 2003. The first table shows Contracts with the Standard Death Benefit and no riders (1.15% Variable Account charge for all subaccounts except those investing in the American Funds Insurance Series, where it was 1.40%). The second table shows Contracts with the Greater of Annual Step-Up or 5% Annual Increase Death Benefit and the Earnings Preservation Benefit Rider (2.20% Variable Account charge for all subaccounts except those investing in the American Funds Insurance Series, where it was 2.45%.) All other possible combination of charges for an American Forerunner Series Contract appear in the Statement of Additional Information, which is available upon request by calling 1-800-356-5015.


                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


                                                                    1.15% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01...................................     2.316804        2.332669          365,811
  01/01/02 to 12/31/02....................................     2.332669        2.332852        2,821,839
  01/01/03 to 12/31/03....................................     2.332852        2.318973        6,195,399
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01...................................     1.458588        1.504288          871,165
  01/01/02 to 12/31/02....................................     1.504288        1.600458        4,380,584
  01/01/03 to 12/31/03....................................     1.600458        1.606657       10,414,451
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01...................................     3.967687        4.116167          163,045
  01/01/02 to 12/31/02....................................     4.116167        4.401486        1,804,114
  01/01/03 to 12/31/03....................................     4.401486        4.594079        4,102,407
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01...................................     1.104444        1.137661          214,731
  01/01/02 to 12/31/02....................................     1.137661        1.236460        3,314,448
  01/01/03 to 12/31/03....................................     1.236460        1.263646        9,580,256
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01...................................     1.578946        1.617493          180,096
  01/01/02 to 12/31/02....................................     1.617493        1.748698        1,639,255
  01/01/03 to 12/31/03....................................     1.748698        1.944727        5,507,868
MFS Total Return Subaccount(1)
  (previously Balanced Subaccount)
  07/02/01* to 12/31/01...................................     1.524385        1.498783           35,048
  01/01/02 to 12/31/02....................................     1.498783        1.278296        1,327,453
  01/01/03 to 12/31/03....................................     1.278296        1.511755        3,446,285
Davis Venture Value Subaccount
  07/02/01* to 12/31/01...................................     2.834665        2.692750          574,764
  01/01/02 to 12/31/02....................................     2.692750        2.221384        4,781,789
  01/01/03 to 12/31/03....................................     2.221384        2.870941       11,135,582


----------------------------------------------------------------------------------------------------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.15% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
FI Value Leaders Subaccount
  07/02/01* to 12/31/01...................................     2.652774        2.411394           98,150
  01/01/02 to 12/31/02....................................     2.411394        1.917471          342,085
  01/01/03 to 12/31/03....................................     1.917471        2.402457          743,172
Harris Oakmark Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................     1.194373        0.981280        1,013,132
  01/01/03 to 12/31/03....................................     0.981280        1.215874        8,106,149
State Street Research Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................     1.000000        0.793741          375,552
  01/01/03 to 12/31/03....................................     0.793741        1.062518        2,038,337
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01...................................     3.893357        3.611327          114,642
  01/01/02 to 12/31/02....................................     3.611327        2.766162        1,416,238
  01/01/03 to 12/31/03....................................     2.766162        3.496726        3,440,779
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................     0.899677        0.835089          110,905
  01/01/02 to 12/31/02....................................     0.835089        0.658445          813,019
  01/01/03 to 12/31/03....................................     0.658445        0.790862        2,467,605
MFS Investors Trust Subaccount(2)
  (previously MFS Research Managers Subaccount)
  07/02/01* to 12/31/01...................................     0.981512        0.881931           14,318
  01/01/02 to 12/31/02....................................     0.881931        0.660811          488,204
  01/01/03 to 12/31/03....................................     0.660811        0.809503        1,444,156
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01...................................     7.405651        6.772638            9,147
  01/01/02 to 12/31/02....................................     6.772638        4.935465          174,161
  01/01/03 to 12/31/03....................................     4.935465        6.338206          420,746
Met/Putnam Voyager Subaccount
  07/02/01* to 12/31/01...................................     0.576172        0.494394          357,289
  01/01/02 to 12/31/02....................................     0.494394        0.347152        1,678,334
  01/01/03 to 12/31/03....................................     0.347152        0.431385        3,578,140
State Street Research Large Cap Growth Subaccount(3)
  (previously Alger Equity Growth Subaccount)
  07/02/01* to 12/31/01...................................     3.039302        2.779511          273,278
  01/01/02 to 12/31/02....................................     2.779511        1.834426        2,050,719
  01/01/03 to 12/31/03....................................     1.834426        2.446494        4,355,027
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01...................................     2.560091        2.685571          481,964
  01/01/02 to 12/31/02....................................     2.685571        2.416310        4,907,449
  01/01/03 to 12/31/03....................................     2.416310        3.163837       11,636,003
Neuberger Berman Partners Mid Cap Value Subaccount
  07/02/01* to 12/31/01...................................     1.561179        1.512612           63,321
  01/01/02 to 12/31/02....................................     1.512612        1.347093          805,768
  01/01/03 to 12/31/03....................................     1.347093        1.813282        2,573,919
FI Mid Cap Opportunities Subaccount(4)
  (previously Janus Mid Cap Subaccount)
  07/02/01* to 12/31/01...................................     1.899424        1.567482          164,995
  01/01/02 to 12/31/02....................................     1.567482        1.097491          607,378
  01/01/03 to 12/31/03....................................     1.097491        1.456818        1,226,036


----------------------------------------------------------------------------------------------------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.15% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
FI Mid Cap Opportunities Subaccount(5)
  05/01/02** to 12/31/02..................................     1.000000        0.811726          318,975
  01/01/03 to 12/31/03....................................     0.811726        1.140188        1,940,328
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01...................................     1.053577        1.033682          118,901
  01/01/02 to 12/31/02....................................     1.033682        0.867483        1,826,447
  01/01/03 to 12/31/03....................................     0.867483        1.153856        4,894,485
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01...................................     1.432285        1.403224          642,658
  01/01/02 to 12/31/02....................................     1.403224        1.089127        8,010,482
  01/01/03 to 12/31/03....................................     1.089127        1.614079       17,079,783
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................     2.417476        2.290434          145,572
  01/01/02 to 12/31/02....................................     2.290434        1.774194        1,198,186
  01/01/03 to 12/31/03....................................     1.774194        2.390252        3,539,456
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01...................................     1.226300        1.193861          176,064
  01/01/02 to 12/31/02....................................     1.193861        0.936873        1,652,423
  01/01/03 to 12/31/03....................................     0.936873        1.349540        4,202,178
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01...................................     0.954129        0.881195          178,826
  01/01/02 to 12/31/02....................................     0.881195        0.626836        1,795,413
  01/01/03 to 12/31/03....................................     0.626836        0.896067        4,615,869
FI International Stock Subaccount(6)
  (previously Putnam International Stock Subaccount)
  07/02/01* to 12/31/01...................................     1.286985        1.177247          302,022
  01/01/02 to 12/31/02....................................     1.177247        0.958679        3,281,364
  01/01/03 to 12/31/03....................................     0.958679        1.212108        9,382,605
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01...................................     0.950882        0.858225           78,621
  01/01/02 to 12/31/02....................................     0.858225        0.706210        1,730,884
  01/01/03 to 12/31/03....................................     0.706210        0.957843        5,478,995
PIMCO Total Return Subaccount
  07/02/01* to 12/31/01...................................     1.008542        1.056063        1,136,384
  01/01/02 to 12/31/02....................................     1.056063        1.141013        9,603,432
  01/01/03 to 12/31/03....................................     1.141013        1.176541       29,020,127
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01...................................     1.380912        1.390396           52,634
  01/01/02 to 12/31/02....................................     1.390396        1.366619          963,586
  01/01/03 to 12/31/03....................................     1.366619        1.609827        4,577,029
Janus Aggressive Growth Subaccount(7)
  (previously Janus Growth Subaccount)
  07/02/01* to 12/31/01...................................     0.952135        0.775990          338,843
  01/01/02 to 12/31/02....................................     0.775990        0.530690        1,339,061
  01/01/03 to 12/31/03....................................     0.530690        0.681507        2,098,485
MET/AIM Mid Cap Core Equity Subaccount
  05/01/02** to 12/31/02..................................     1.141290        0.969569          430,746
  01/01/03 to 12/31/03....................................     0.969569        1.209365        3,066,915


----------------------------------------------------------------------------------------------------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.15% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
T. Rowe Price Mid-Cap Growth Subaccount
  07/02/01* to 12/31/01...................................     0.931854        0.825551           41,122
  01/01/02 to 12/31/02....................................     0.825551        0.456708        1,655,011
  01/01/03 to 12/31/03....................................     0.456708        0.616917        5,668,642
MET/AIM Small Cap Growth Subaccount
  05/01/02** to 12/31/02..................................     1.123754        0.849902          651,148
  01/01/03 to 12/31/03....................................     0.849902        1.166732        2,056,754
Harris Oakmark International Subaccount--Class B(8)
  05/01/03** to 12/31/03..................................     0.878540        1.182011        2,995,185
Harris Oakmark International Subaccount--Class E(9)
  05/01/02* to 12/31/02...................................     1.061095        0.886504               --
  01/01/03 to 12/31/03....................................     0.886504        1.184423        1,543,583
MFS Research International Subaccount
  07/02/01* to 12/31/01...................................     0.927492        0.849709           93,021
  01/01/02 to 12/31/02....................................     0.849709        0.740863        1,816,147
  01/01/03 to 12/31/03....................................     0.740863        0.967070        5,529,746
PIMCO PEA Innovation Subaccount
  07/02/01* to 12/31/01...................................     0.758624        0.610749          236,284
  01/01/02 to 12/31/02....................................     0.610749        0.297468        1,811,806
  01/01/03 to 12/31/03....................................     0.297468        0.463355        6,874,554
American Funds Growth-Income Subaccount
  07/02/01* to 12/31/01...................................     8.799275        8.540624          110,485
  01/01/02 to 12/31/02....................................     8.540624        6.876924        1,449,139
  01/01/03 to 12/31/03....................................     6.876924        8.980345        4,125,345
American Funds Growth Subaccount
  07/02/01* to 12/31/01...................................    12.984914       11.482595           92,536
  01/01/02 to 12/31/02....................................    11.482595        8.553837        1,339,395
  01/01/03 to 12/31/03....................................     8.553837       11.539710        3,886,871
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01...................................     1.467879        1.354969          174,008
  01/01/02 to 12/31/02....................................     1.354969        1.081548        2,084,831
  01/01/03 to 12/31/03....................................     1.081548        1.637421        4,945,481


---------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.


(1) Previously, the Balanced Subaccount. On or about April 30, 2004, the Balanced Portfolio merged into the MFS Total Return Portfolio.



(2) Previously, the MFS Research Managers Subaccount. On or about April 30, 2004, the MFS Research Managers Portfolio merged into the MFS Investors Trust Portfolio.



(3) Previously, the Alger Equity Growth Subaccount. Effective May 1, 2004, Alger Equity Growth Portfolio changed its name to State Street Research Large Cap Growth Portfolio and State Street Research & Management Company replaced Fred Alger Management, Inc. as subadviser.



(4) Previously, the Janus Mid Cap Subaccount. On or about April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.



(5) Previously, the FI Mid Cap Opportunities Subaccount. On or about April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.



(6) Previously, the Putnam International Stock Subaccount. Effective December 16, 2003, Putnam International Stock Portfolio changed its name to FI International Stock Portfolio and Fidelity Management & Research Company replaced Putnam Investment Management, LLC as subadviser.

(7) Previously, the Janus Growth Subaccount. On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Subaccount reflects the accumulation unit value history of the Janus Growth Subaccount through the date of the merger.



(8) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.



(9) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


                                                                    2.20% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
State Street Research Money Market Subaccount
  05/01/03* to 12/31/03...................................     1.894154        1.872726         31,002
Salomon Brothers U.S. Government Subaccount
  05/01/03* to 12/31/03...................................     1.474771        1.459159         50,616
State Street Research Bond Income Subaccount
  05/01/03* to 12/31/03...................................     3.676355        3.710502          9,484
Lehman Brothers Aggregate Bond Index Subaccount
  05/01/03* to 12/31/03...................................     1.200429        1.197322        233,953
Salomon Brothers Strategic Bond Opportunities Subaccount
  05/01/03* to 12/31/03...................................     1.702622        1.766219         75,351
MFS Total Return Subaccount(1)
  (previously Balanced Subaccount)
  05/01/03* to 12/31/03...................................     1.211095        1.372962         11,508
Davis Venture Value Subaccount
  05/01/03* to 12/31/03...................................     2.081663        2.607387         18,677
FI Value Leaders Subaccount
  05/01/03* to 12/31/03...................................     1.763553        2.147737             --
Harris Oakmark Large Cap Value Subaccount
  05/01/03* to 12/31/03...................................     0.964741        1.151927          7,851
State Street Research Large Cap Value Subaccount
  05/01/03* to 12/31/03...................................     0.816712        1.044060          7,861
MetLife Stock Index Subaccount
  05/01/03* to 12/31/03...................................     2.513599        3.029154         16,316
MFS Investors Trust Subaccount
  05/01/03* to 12/31/03...................................     0.649255        0.752961             --
MFS Investors Trust Subaccount(2)
  (previously MFS Research Managers Subaccount)
  05/01/03* to 12/31/03...................................     0.655159        0.770684         43,623
State Street Research Investment Trust Subaccount
  05/01/03* to 12/31/03...................................     4.239068        5.109056             --
Met/Putnam Voyager Subaccount
  05/01/03* to 12/31/03...................................     0.356609        0.415056         12,375
State Street Research Large Cap Growth Subaccount(3)
  (previously Alger Equity Growth Subaccount)
  05/01/03* to 12/31/03...................................     1.804735        2.221857          3,020
Harris Oakmark Focused Value Subaccount
  05/01/03* to 12/31/03...................................     2.223785        2.828363         63,108
Neuberger Berman Partners Mid Cap Value Subaccount
  05/01/03* to 12/31/03...................................     1.322400        1.717901         10,219



----------------------------------------------------------------------------------------------------------
   * Applicable to Contracts issued on and after May 1, 2003.

                                                                    2.20% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
FI Mid Cap Opportunities Subaccount(4)
  (previously Janus Mid Cap Subaccount)
  05/01/03* to 12/31/03...................................     1.086570        1.355874          3,788
FI Mid Cap Opportunities Subaccount(5)
  05/01/03* to 12/31/03...................................     0.846153        1.120382          6,352
MetLife Mid Cap Stock Index Subaccount
  05/01/03* to 12/31/03...................................     0.855856        1.112298          4,265
State Street Research Aurora Subaccount
  05/01/03* to 12/31/03...................................     1.063763        1.555960         21,326
Loomis Sayles Small Cap Subaccount
  05/01/03* to 12/31/03...................................     1.666888        2.159414          2,425
Russell 2000 Index Subaccount
  05/01/03 to 12/31/03....................................     0.928293        1.278525         71,775
Franklin Templeton Small Cap Growth Subaccount
  05/01/03* to 12/31/03...................................     0.634409        0.871274          6,247
FI International Stock Subaccount(6)
  (previously Putnam International Stock Subaccount)
  05/01/03* to 12/31/03...................................     0.844644        1.061006          2,237
Morgan Stanley EAFE Index Subaccount
  05/01/03* to 12/31/03...................................     0.678339        0.907523        147,548
PIMCO Total Return Portfolio Subaccount
  05/01/03* to 12/31/03...................................     1.141051        1.141461        223,531
Lord Abbett Bond Debenture Subaccount
  05/01/03* to 12/31/03...................................     1.375126        1.498707        162,520
Janus Aggressive Growth Subaccount(7)
  (previously Janus Growth Subaccount)
  05/01/03* to 12/31/03...................................     0.546411        0.662628             --
Met/AIM Mid Cap Core Equity Subaccount
  05/01/03* to 12/31/03...................................     0.960825        1.181399             --
T. Rowe Price Mid-Cap Growth Subaccount
  05/01/03* to 12/31/03...................................     0.467514        0.598533         18,187
Met/AIM Small Cap Growth Subaccount
  05/01/03* to 12/31/03...................................     0.859964        1.139755             --
Harris Oakmark International Subaccount--Class B(8)
  05/1/03* to 12/31/03....................................     0.864265        1.154680             --
Harris Oakmark International Subaccount--Class E(9)
  05/01/03* to 12/31/03...................................           --              --             --
MFS Research International Subaccount
  05/01/03* to 12/31/03...................................     0.720615        0.927567             --
PIMCO PEA Innovation Subaccount
  05/01/03* to 12/31/03...................................     0.324731        0.449510          9,828
                                                                    2.45% VARIABLE ACCOUNT CHARGE
                                                                 (AVAILABLE ON OR AFTER MAY 1, 2003)
                                                            ----------------------------------------------
American Funds Growth--Income Subaccount
  05/01/03* to 12/31/03...................................     5.856762        7.287395         31,896



----------------------------------------------------------------------------------------------------------
   * Applicable to Contracts issued on and after May 1, 2003.

                                                                    2.45% VARIABLE ACCOUNT CHARGE
                                                                 (AVAILABLE ON OR AFTER MAY 1, 2003)
                                                            ----------------------------------------------
American Funds Growth Subaccount
  05/01/03* to 12/31/03...................................     7.555086        9.363770         22,664
American Funds Global Small Capitalization Subaccount
  05/01/03* to 12/31/03...................................     1.061206        1.542665         14,945



---------------
 * Applicable to Contracts issued on and after May 1, 2003.

(1) Previously, the Balanced Subaccount. On or about April 30, 2004, the Balanced Portfolio merged into the MFS Total Return Portfolio.



(2) Previously, the MFS Research Managers Subaccount. On or about April 30, 2004, the MFS Research Managers Portfolio merged into the MFS Investors Trust Portfolio.



(3) Previously, the Alger Equity Growth Subaccount. Effective May 1, 2004, Alger Equity Growth Portfolio changed its name to State Street Research Large Cap Growth Portfolio and State Street Research & Management Company replaced Fred Alger Management, Inc. as subadviser.



(4) Previously, the Janus Mid Cap Subaccount. On or about April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.



(5) Previously, the FI Mid Cap Opportunities Subaccount. On or about April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.



(6) Previously, the Putnam International Stock Subaccount. Effective December 16, 2003, Putnam International Stock Portfolio changed its name to FI International Stock Portfolio and Fidelity Management & Research Company replaced Putnam Investment Management, LLC as subadviser.



(7) Previously, the Janus Growth Subaccount. On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Subaccount reflects the accumulation unit value history of the Janus Growth Subaccount through the date of the merger.



(8) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.



(9) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

                                   APPENDIX A

                                 CONSUMER TIPS

DOLLAR COST AVERAGING

     Dollar cost averaging allows you to take advantage of long-term stock market results. It does not guarantee a profit or protect against a loss. If you follow a program of dollar cost averaging on a long-term basis and the stock fund selected performs at least as well as the S&P 500 has historically, it is likely although not guaranteed that the price at which shares are withdrawn will be higher than the average cost per share.

     Under dollar cost averaging you invest the same amount of money in the same professionally managed fund at regular intervals over a long period of time. Dollar cost averaging keeps you from investing too much when the price of shares is high and too little when the price is low. When the price of shares is low, the money invested buys more shares. When it is high, the money invested buys fewer shares. If you have the ability and desire to maintain this program over a long period of time (for example, 20 years), and the stock fund chosen follows the historical upward market trends, the price at which the shares are sold should be higher than their average cost. The price could be lower, however, if the fund chosen does not follow these historical trends.

     If you are contemplating the use of dollar cost averaging, you should consider your ability to continue the on-going purchases in order to take advantage of periods of low price levels.

DIVERSIFICATION

     Diversifying investment choices can enhance returns, by providing a wider opportunity for safe returns, and reduce risks, by spreading the chance of loss. Holding a single investment requires a safe return because a loss may risk the entire investment. By diversifying, on the other hand, you can more safely take a chance that some investments will under-perform and that others will over-perform. Thus you can potentially earn a better-than-average rate of return on a diversified portfolio than on a single safe investment. This is because, although some of a diversified investment may be totally lost, some of the investment may perform at above-average rates that more than compensate for the loss.


MISCELLANEOUS

    Toll-free telephone service:  --  A recording of daily unit values is available by calling
                                      1-800-333-2501.

                                  --  Fund transfers, address changes and changes of future
                                      purchase payment allocations can be made by calling
                                      1-800-435-4117.

    Written Communications:       --  All communications and inquiries regarding address changes, premium payments, billing, fund transfers, withdrawals,
                                      maturities and any other processing matters relating to your
                                      Contract should be directed to:

                                        New England Life Insurance Company
                                        c/o Annuity Administrative Office
                                        P.O. Box 14594
                                        Des Moines, IA 50306-3594
                                        fax: (515) 457-4301

    Internet Communications:      --  Fund transfers and future allocations can be made at
                                      www.nef.com

                                   APPENDIX B

                               WITHDRAWAL CHARGE

     The following example illustrates how the Withdrawal Charge would apply if the commuted value of amounts that have been placed under certain payment options is later withdrawn. As described in the prospectus in the section "Withdrawal Charge," no Withdrawal Charge will apply for any Class of the Contract if at any time more than 30 days from the time we issued your Contract you apply the proceeds to a variable or fixed payment option involving a life contingency or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option, or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under the variable payment options, we will deduct from the amount you receive a portion of the Withdrawal Charge for your Contract Class that was waived. Amounts applied to a fixed payment option may not be commuted. We base the waiver on the ratio of: (1) the number of whole months remaining on the date of withdrawal until the date when the Withdrawal Charge for your Contract Class would expire, to (2) the number of whole months that were remaining when you applied the proceeds to the option, until the date when the Withdrawal Charge for your Contract Class would expire.

     As an example, assume that you apply $100,000 of Contract Value on a Standard Class Contract (net of any premium tax charge and Contract Administrative fee to the Variable Income for a Specified Number of Years Option for a 20 year period. Assume further that the proceeds are derived from a $30,000 purchase payment made ten years ago, a $30,000 purchase payment made exactly two years ago, and investment earnings, and that the Withdrawal Charge waived when you applied the proceeds to the payment option was $1,620. If the Payee surrenders the commuted value of the proceeds under option six months later, the Withdrawal Charge would be $1,458 (representing the $1,620 waived at annuitization multiplied by 54/60, where 54 is the number of whole months currently remaining until the Withdrawal Charge would expire, and 60 is the number of whole months that remained at the time of annuitization until the Withdrawal Charge would expire).

     We calculate this amount in the same manner for each Class of Contract that imposes a Withdrawal Charge, using the Withdrawal Charge percentage applicable to that Class.

                                   APPENDIX C

                                  PREMIUM TAX

     Premium tax rates are subject to change. At present we pay premium taxes in the following jurisdictions at the rates shown.

                                                   CONTRACTS USED WITH TAX
JURISDICTION                                      QUALIFIED RETIREMENT PLANS   ALL OTHER CONTRACTS
------------                                      --------------------------   -------------------
California                                                   0.50%*                   2.35%
Maine                                                          --                     2.00%
Nevada                                                         --                     3.50%
Puerto Rico                                                  1.00%                    1.00%
South Dakota                                                   --                     1.25%
West Virginia                                                1.00%                    1.00%
Wyoming                                                        --                     1.00%

---------------

* Contracts sold to sec.408(a) IRA Trusts are taxed at 2.35%.

See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect your Contract.

                                   APPENDIX D

                              EXCHANGED CONTRACTS

     We offer an exchange program under which you may exchange certain existing annuity contracts issued by New England Life Insurance Company (NELICO) and its affiliates for the Standard Class of the Contract (a "new Contract"). An existing contract is eligible for this exchange if a withdrawal from, or surrender of, the contract would not trigger a contingent deferred sales charge. The contract value of the new Contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for enhanced dollar cost averaging. Any additional purchase payments contributed to the new Contract will be subject to all fees and charges, including the withdrawal charge. Only additions of at least $10,000 will be eligible for enhanced dollar cost averaging.

     You may exchange your existing NELICO or affiliated company contract for a new Contract if (1) your age does not exceed the maximum issue age for the Standard Class; (2) the contract value of the existing contract (along with any purchase payments submitted with the exchange application) is at least equal to the minimum purchase payment for the Standard Class; and (3) you meet our underwriting standards (unless we waive them). As of the date you make the exchange, we will credit the contract value of the existing contract as the initial purchase payment to the new Contract.

     If you are contemplating an exchange, you should compare all charges (including investment advisory fees) deducted under your existing contract and under the new Contract, as well as the investment options offered under your existing contract and the new Contract. Your financial representative can help you decide if exchanging your existing contract would be to your advantage.

                               TABLE OF CONTENTS

                                       OF


                      STATEMENT OF ADDITIONAL INFORMATION



                                                              PAGE
                                                              -----
THE COMPANY AND THE VARIABLE ACCOUNT........................  II-3
SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE
  CONTRACTS.................................................  II-3
INVESTMENT ADVICE...........................................  II-3
DISTRIBUTION OF THE CONTRACTS...............................  II-4
CALCULATION OF PERFORMANCE DATA.............................  II-5
CALCULATION OF YIELDS.......................................  II-6
NET INVESTMENT FACTOR.......................................  II-8
ANNUITY PAYMENTS............................................  II-8
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY PAYOUTS...............  II-9
HISTORICAL ILLUSTRATIONS OF ANNUITY PAYOUTS.................  II-10
ACCUMULATION UNIT VALUES (Condensed Financial
  Information)..............................................  II-11
THE FIXED ACCOUNT...........................................  II-68
TAX STATUS OF THE CONTRACTS.................................  II-68
EXPERTS.....................................................  II-69
LEGAL MATTERS...............................................  II-69
FINANCIAL STATEMENTS........................................  F-1



     If you would like a copy of the Statement of Additional Information, please complete the request form below and mail to:



     New England Securities Corporation


     501 Boylston Street


     Boston, Massachusetts 02116



                Please send a copy of the Statement of Additional
           Information for New England Variable Annuity Separate
           Account (American Forerunner Series) to:


           ----------------------------------------------------------

           Name


           ----------------------------------------------------------

           Street


           ----------------------------------------------------------

           City                       State                       Zip

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

                           AMERICAN FORERUNNER SERIES
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                  ISSUED BY NEW ENGLAND LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION
                                    (PART B)

                                  MAY 1, 2004

     This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated May 1, 2004 and should be read in conjunction therewith. A copy of the Prospectus may be obtained by writing to New England Securities Corporation ("New England Securities"), 501 Boylston Street, Boston, Massachusetts 02116.

VA-407-03

                               TABLE OF CONTENTS

                                                              PAGE
                                                              -----
THE COMPANY AND THE VARIABLE ACCOUNT........................  II-3
SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE
  CONTRACTS.................................................  II-3
INVESTMENT ADVICE...........................................  II-3
DISTRIBUTION OF THE CONTRACTS...............................  II-4
CALCULATION OF PERFORMANCE DATA.............................  II-5
CALCULATION OF YIELDS.......................................  II-6
NET INVESTMENT FACTOR.......................................  II-8
ANNUITY PAYMENTS............................................  II-8
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY PAYOUTS...............  II-9
HISTORICAL ILLUSTRATIONS OF ANNUITY PAYOUTS.................  II-10
ACCUMULATION UNIT VALUES (Condensed Financial
  Information)..............................................  II-11
THE FIXED ACCOUNT...........................................  II-67
TAX STATUS OF THE CONTRACTS.................................  II-67
EXPERTS.....................................................  II-68
LEGAL MATTERS...............................................  II-68
FINANCIAL STATEMENTS........................................  F-1

                      THE COMPANY AND THE VARIABLE ACCOUNT

     The New England Variable Annuity Separate Account (the "Variable Account") is a separate account of New England Life Insurance Company ("The Company" or "NELICO"). The Variable Account was established on July 1, 1994. The Contracts were first made available on June 1, 2001. The Company is an indirect, wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"). MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company.

          SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS

     The Company maintains the books and records of the Variable Account and provides issuance and other administrative services for the Contracts.

     Deloitte & Touche LLP, located at 201 East Kennedy Boulevard, Tampa, Florida 33602, conducts an annual audit of the Variable Account's financial statements.

                               INVESTMENT ADVICE

     The Variable Account invests in the Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), the Met Investors Series Trust, and other unaffiliated open-end management investment companies that serve as investment vehicles for variable life and variable annuity separate accounts. MetLife Advisers, LLC ("MetLife Advisers") and Met Investors Advisory LLC ("Met Investors Advisory"), as the Advisers to the Metropolitan Fund and the Met Investors Series Trust, respectively, may, from time to time, replace the subadviser of a Portfolio with a new subadviser. A number of subadviser changes have been made with respect to the Portfolios in which the Variable Account invests.

     MetLife Advisers (formerly known as New England Investment Management, Inc. which was formerly known as TNE Advisers, Inc.) became the investment Adviser to the Portfolios of the Metropolitan Fund on May 1, 2001. Prior to May 1, 2001, Metropolitan Life Insurance Company was the investment Adviser for all Portfolios of the Metropolitan Fund.

     MetLife Advisers was also the investment Adviser to each of the Series of the New England Zenith Fund ("Zenith Fund") until May 1, 2003, the date on which each Series became a Portfolio of the Metropolitan Fund. MetLife Advisers had been the Adviser to all Series of the Zenith Fund since 1994, with the following exceptions: in the case of the Back Bay Advisors Money Market Series (currently known as the State Street Research Money Market Portfolio), the Back Bay Advisors Bond Income Series (currently known as the State Street Research Bond Income Portfolio), the Westpeak Value Growth Series (formerly, the Westpeak Growth and Income Series, which was formerly the FI Structured Equity Portfolio, and currently known as the FI Value Leaders Portfolio), the Loomis Sayles Small Cap Series and the Loomis Sayles Avanti Growth Series (currently known as the Harris Oakmark Focused Value Portfolio), MetLife Advisers became the Adviser on May 1, 1995.

     Met Investors Advisory (formerly known as Met Investors Advisory Corp., which was formerly known as Security First Investment Management) became the Investment Adviser for the Portfolios of the Met Investors Series Trust on February 12, 2001.

     The following is the subadviser history of the Metropolitan Fund Portfolios that, prior to May 1, 2003, were Series of the Zenith Fund:

     The subadviser to the FI Value Leaders Portfolio (formerly, the FI Structured Equity Portfolio, which was formerly the Westpeak Growth and Income Series, which was formerly the Westpeak Value Growth Series) was Westpeak Investment Advisors, L.P. until May 1, 2002, when Fidelity Management & Research Company became the subadviser. The subadviser to the State Street Research Money Market Portfolio (formerly, the Back Bay Advisors Money Market Series) and the State Street Research Bond Income Portfolio (formerly, the Back Bay Advisors Bond Income Series) was Back Bay Advisors, L.P. until July 1, 2001, when State Street Research & Management Company became the subadviser. The subadviser to the Harris Oakmark Focused Value Portfolio (formerly, the Harris Oakmark Mid Cap Value Series, which was formerly the Goldman Sachs Midcap Value Series, which was formerly the Loomis Sayles Avanti Growth Series) was Loomis, Sayles and Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co., became the subadviser; Harris Associates L.P. became the subadviser on May 1, 2000. The subadviser to the Balanced Portfolio

(formerly, the Loomis Sayles Balanced Series) was Loomis, Sayles and Company, L.P. until May 1, 2000, when Wellington Management Company, LLP became the subadviser. On or about April 30, 2004, the Balanced Portfolio merged into the MFS Total Return Portfolio of the Metropolitan Series Trust. The subadviser to the State Street Research Large Cap Growth Portfolio (formerly, the Alger Equity Growth Portfolio) was Fred Alger Management, Inc. until May 1, 2004, when State Street Research & Management Company became the subadviser.

     On or about April 30, 2004, the MFS Research Managers Portfolio merged into the MFS Investors Trust Portfolio of the Metropolitan Fund.

     The following is the subadviser history of the remaining Metropolitan Fund
Portfolios:

     Metropolitan Life Insurance Company became the subadviser to the Lehman Brothers(R) Aggregate Bond Index Portfolio, the MetLife Stock Index Portfolio, the MetLife Mid Cap Stock Index Portfolio, the Morgan Stanley EAFE(R) Index Portfolio and the Russell 2000(R) Index Portfolio on May 1, 2001. The subadviser to the FI International Stock Portfolio (formerly, the Putnam International Stock Portfolio, which was formerly the Santander International Stock Portfolio), was Santander Global Advisors, Inc. until January 24, 2000 when Putnam Investment Management, LLC became the subadviser until December 16, 2003, when Fidelity Research & Management Company became the subadviser.

     On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio of the Met Investors Series Trust.

     On or about April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio, which was immediately renamed the FI Mid Cap Opportunities Portfolio and prior to May 1, 2004, Janus Capital Management LLC was the subadviser to this Portfolio. Immediately following the merger, Fidelity Research & Management Company replaced Janus Capital Management LLC as the subadviser to the FI Mid Cap Opportunities Portfolio.

     The following is the Adviser (i.e., the "subadviser") history of the Met Investors Series Trust:

     The subadviser to the T. Rowe Price Mid-Cap Growth Portfolio (formerly, the MFS Mid Cap Growth Portfolio) was Massachusetts Financial Services Company until January 1, 2003, when T. Rowe Price Associates, Inc. became the subadviser. The subadviser to the Harris Oakmark International Portfolio (formerly, State Street Research Concentrated International Portfolio) was State Street Research & Management Company until December 31, 2002 and Harris Associates L.P. became the subadviser effective January 1, 2003.

                         DISTRIBUTION OF THE CONTRACTS

     The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

     New England Securities Corporation ("Distributor") serves as principal underwriter for the Contracts. Distributor is a Massachusetts corporation organized in 1968 and an indirect, wholly owned subsidiary of the Company, and its home address is located at 501 Boylston Street, Boston, Massachusetts 02116. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. Distributor offers the Contracts through its sales representatives. Distributor is not a member of the Securities Investor Protection Corporation. Distributor also may enter into selling agreements with other broker-dealers ("selling firms") and compensate them for their services. Sales representatives are appointed as our insurance agents.

     Distributor received sales compensation with respect to the Contracts in the following amounts during the periods indicated:

                                                                                  AGGREGATE AMOUNT OF
                                                                                COMMISSIONS RETAINED BY
                                                         AGGREGATE AMOUNT OF   DISTRIBUTOR AFTER PAYMENTS
                                                         COMMISSIONS PAID TO   TO ITS REGISTERED PERSONS
FISCAL YEAR                                                 DISTRIBUTOR*           AND SELLING FIRMS
-----------                                              -------------------   --------------------------
2001...................................................      $ 5,605,538                   $0
2002...................................................      $23,135,787                   $0
2003...................................................      $25,639,805                   $0

---------------

* Includes sales compensation paid to registered persons of Distributor.

     Distributor passes through commissions it receives to selling firms for their sales and does not retain any portion of it in return for its services as distributor for the Contracts. However, under the distribution agreement with Distributor, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contracts. We also pay for Distributor's operating and other expenses.

                        CALCULATION OF PERFORMANCE DATA

                          AVERAGE ANNUAL TOTAL RETURN

     We may provide average annual total returns for each Subaccount on a Class-specific basis, based on the actual investment experience of the Subaccounts, the Metropolitan Fund, the Met Investors Series Trust and the American Funds Insurance Series. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE. Average annual total returns will be provided for a subaccount on a Class-specific basis for 1, 5, and 10 years, or for a shorter period, if applicable.

     We base calculations of average annual total return for each Class on the assumption that a single investment of $1,000 was made at the beginning of each period. The returns do not reflect the effect of any premium tax charge, which applies in certain states, and which would reduce the average annual total returns.

     The average annual total return is related to withdrawal value and is calculated as follows for each Class. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of each subaccount for the relevant Class at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The Accumulation Unit Values reflect the applicable Asset-Based Insurance Charge for each Class, assuming the Standard Death Benefit: 1.25% for the Standard Class; 1.60% for the B Plus Class; 1.60% for the C Class; 1.50% for the L Class; and 1.15% for the P Class. (These charges increase by 0.25% for subaccounts investing in the American Funds Insurance Series.) The total number of units held under the Contract at the beginning of the last Contract Year covered by the period shown is multiplied by the Accumulation Unit Value at the end of the last Contract Year covered by the period shown to arrive at the Contract Value on that date. The Contract Value is also reduced for the GMIB rider charge which is assessed as .50% per year of the GMIB Income Base. This Contract Value is then reduced by the applicable Withdrawal Charge and by a factor that reflects the $30 Contract Administrative Fee which would be deducted upon withdrawal at the end of the last Contract Year in the period to arrive at the withdrawal value. The average annual total return is the annual compounded rate of return which would produce the withdrawal value on that date. In other words, the average annual total return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the withdrawal value at the end of the period. The average annual total returns assume that no premium tax charge has been deducted.

     The Accumulation Unit Values used for this purpose reflect an average per unit charge for the $30 Contract Administrative Fee.

     Subaccount average annual total return, which is calculated in accordance with the Securities and Exchange Commission ("SEC") standardized formula, uses the inception date of the subaccount through which the Eligible Fund is available. Eligible Fund total return adjusted for Contract charges, which is non-standard performance, uses the inception date of the Eligible Fund, and therefore may reflect periods prior to the availability of the corresponding subaccount under the Contract. For non-standard performance, if there is a partial year included in the reporting period, we reflect only a pro rata portion of the average per unit Contract Administrative Fee factor for that partial year. For non-standard performance, we do not reflect the withdrawal charge or the charge for the GMIB. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

     Certain portfolios of the Metropolitan Fund and Met Investors Series have been managed by different investment advisers or investment subadvisers. Accordingly, performance may reflect the management of previous advisers or subadvisers. For prior advisory and subadvisory history, see "INVESTMENT ADVICE" on page II-3.

     As discussed in the prospectus in the section entitled "Investment Performance Information", the Variable Account may illustrate historical investment performance on a Class-specific basis by showing the Percentage Change in Unit Value and the Annual Effective Rate of Return of each subaccount of the Variable Account for every calendar year since inception of the corresponding Eligible Funds to the date of the illustration and for the ten, five and one year periods ending with the date of the illustration. Such illustrations do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual $30 Contract Administrative Fee. The method of calculating the percentage change in unit value is described in the prospectus under "Investment Performance Information." The annual effective rate of return in these illustrations for each Class is calculated by dividing the unit value at the end of the period by the unit value at the beginning of the period, raising this quantity to the power of 1/n (where n is the number of years in the period), and then subtracting 1.

     We may show daily unit values for each subaccount in advertising and sales literature, including on our website.

                             CALCULATION OF YIELDS

MONEY MARKET YIELD

     From time to time, we may quote in advertisements and sales literature the current yield for the State Street Research Money Market Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Eligible Fund or on its respective portfolio securities. On a Class-specific basis, the current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in subaccount value by the subaccount value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in subaccount value reflects: (1) net income from the Eligible Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the asset-based insurance charge for each Class assuming the Standard Death Benefit (1.25% for the Standard Class; 1.60% for the Bonus Class; 1.60% for the C Class; 1.50% for the L Class; and 1.15% for the P Class); and (2) the annual $30 Contract Administrative Fee. For purposes of calculating current yield for a Contract, an average per unit Contract Administrative Fee is used.

     On a Class-specific basis, current yield will be calculated according to the following formula:

                   Current Yield = ((NCF - ES)/UV) x (365/7)

     Where:

     NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

     ES = per unit expenses for the hypothetical account for the 7-day period.

     UV = the unit value on the first day of the 7-day period.

     We may also quote the effective yield of the State Street Research Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

                Effective Yield = (1 + ((NCF - ES)/UV))365/7 - 1

     Where:

     NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

     ES = per unit expenses of the hypothetical account for the 7-day period.

     UV = the unit value for the first day of the 7-day period.

     Because of the charges and deductions imposed under the Contract, the yield for the State Street Research Money Market Subaccount will be lower than the yield for the corresponding underlying Eligible Fund. The yields on amounts held in the State Street Research Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Eligible Fund, the types and qualities of portfolio securities held by the Eligible Fund, and the Eligible Fund's operating expenses. Yields on amounts held in the State Street Research Money Market Subaccount may also be presented for periods other than a 7-day period.

OTHER SUBACCOUNT YIELDS

     From time to time, we may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the State Street Research Money Market Subaccount) for a Contract for a 30-day or one-month period. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period on a Class-specific basis. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. On a Class-specific basis, the yield is computed by: (1) dividing the net investment income of the Eligible Fund attributable to the subaccount units less subaccount expenses for the period; by
(2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Asset-Based Insurance Charge for each Class assuming the Standard Death Benefit (1.25% for the Standard Class; 1.60% for the Bonus Class; 1.60% for the C Class; 1.50% for the L Class; and 1.15% for the P Class); and (2) the annual $30 Contract Administrative Fee. For purposes of calculating the 30-day or one-month yield, an average per unit Contract Administrative Fee is used.

     On a Class-specific basis, the 30-day or one-month yield is calculated according to the following formula:

                Yield = 2 x ((((NI - ES)/(U x UV)) + 1)(6) - 1)
     Where:

     NI = net investment income of the Eligible Fund for the 30-day or one-month period attributable to the subaccount's units.

     ES = expenses of the subaccount for the 30-day or one-month period.

     U = the average number of units outstanding.

     UV = the Accumulation Unit Value at the close of the last day in the 30-day or one-month period.

     Because of the charges and deductions imposed under the Contracts, the yield for a subaccount will be lower than the yield for the corresponding Eligible Fund. The yield on the amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Eligible Fund, and its operating expenses.

                             NET INVESTMENT FACTOR

     The Company determines the net investment factor ("Net Investment Factor") for each Class of subaccount on each day on which the New York Stock Exchange is open for trading as follows:

          (1) The Company takes the net asset value per share of the Eligible Fund held in the subaccount determined as of the close of regular trading on the New York Stock Exchange on a particular day;

          (2) Next, the Company adds the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day.

          (3) This total amount is then divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day.

          (4) Finally, the Company subtracts the daily charges for the Asset-Based Insurance Charge for that Class since the close of regular trading on the New York Stock Exchange on the preceding trading day. (See "Asset-Based Insurance Charge, Withdrawal Charge and Other Deductions" in the prospectus.)

                                ANNUITY PAYMENTS

     At annuitization, the Contract Value is applied toward the purchase of monthly variable annuity payments. The amount of these payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at annuitization, (ii) the assumed interest rate selected,
(iii) the type of payment option selected, (iv) the investment performance of the Eligible Fund(s) selected, and (v) the Class of Contract. If you elected the Guaranteed Minimum Income Benefit Rider, you may be able to elect to receive annuity payments under that Rider (see the prospectus for more information). If you own a B Plus Class Contract and choose to annuitize under a fixed payment option during the 9-year Withdrawal Charge period, your annuity payments will be based on a different set of current annuity purchase rates than our other Classes. Additionally, our guaranteed rates for variable annuity payments will be different on B Plus Class Contracts than on other Classes. The effect of these different rates would lower your annuity payments.

     When a variable annuity payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the basic payment level purchased by the Contract Value. With respect to Contracts issued in New York or Oregon for use in situations not involving an employer-sponsored plan, annuity purchase rates used to calculate the basic payment level will also reflect the sex of the Payee when the annuity payment option involves a life contingency. Under such Contracts, a given Contract Value will produce a higher basic payment level for a male Payee than for a female Payee, reflecting the longer life expectancy of the female Payee. If the Contract Owner has selected an annuity payment option that guarantees that payments will be made for a certain number of years regardless of whether the Payee remains alive, the Contract Value will purchase lower monthly benefits than under a life contingent option.

     The amount of the basic payment level is determined by applying the applicable annuity purchase rate to the amount applied from each subaccount to provide the annuity. This basic payment level is converted into annuity units, the number of which remains constant. Each monthly annuity payment is in an amount equal to that number of annuity units multiplied by the applicable annuity unit value for that payment (described below). The applicable annuity unit value for each Class and subaccount will change from day to day depending upon the investment performance of the subaccount, which in turn depends upon the investment performance of the Eligible Fund in which the subaccount invests, and applicable charges and expenses.

     The selection of an assumed interest rate ("Assumed Interest Rate") will affect both the basic payment level and the amount by which subsequent payments increase or decrease. The basic payment level is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Interest Rate. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Interest Rate, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Interest Rate, then the next payment will be smaller than the preceding payment.

     Unless otherwise provided, the assumed interest rate will be at an annual effective rate of 3.5%. You may select as an alternative an assumed interest rate equal to an annual effective rate of 5%, if allowed by applicable law or regulation. A higher assumed interest rate will produce a higher first payment, a more slowly rising series of subsequent payments when the actual net investment performance exceeds the assumed interest rate, and a more rapid drop in subsequent payments when the actual net investment performance is less than the assumed interest rate. A lower assumed interest rate will produce a lower first payment, a more rapidly rising series of subsequent payments when the actual net investment performance exceeds the assumed interest rate, and a less rapid drop in subsequent payments when the actual net investment performance is less than the assumed interest rate.

     The number of annuity units credited under a variable payment option is determined as follows:

          (1) The Contract proceeds are applied at the Company's annuity purchase rates for the selected Assumed Interest Rate to determine the basic payment level. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Withdrawal Charge, Contract Administrative Fee, premium tax charge, and/or any outstanding loan plus accrued interest, as described in the prospectus.)

          (2) The number of annuity units is determined by dividing the amount of the basic payment level by the applicable annuity unit value(s) for the Class next determined following the date of application of proceeds.

     The dollar amount of the initial payment will be at the basic payment level. (If the initial payment is due more than 14 days after the proceeds are applied, the Company will add interest to that initial payment.) The dollar amount of each subsequent payment is determined by multiplying the number of annuity units by the applicable annuity unit value for the Class which is determined at least 10 days before the payment is due.

     The value of an annuity unit for the Class of each subaccount depends on the Assumed Interest Rate and on the Net Investment Factors applicable at the time of valuation. The initial annuity unit values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available. For each Class the Net Investment Factor and, therefore, changes in the value of an annuity unit under a variable payment option, reflect the deduction of the Asset-Based Insurance Charge. (See "Net Investment Factor" above.)

     On a Class-specific basis, the annuity unit value for each subaccount is equal to the corresponding annuity unit value for the subaccount previously determined multiplied by the applicable Net Investment Factor for that subaccount for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor ("Assumed Interest Factor") for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract's annual Assumed Interest Rate. In the calculation of annuity unit values, the Assumed Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the Contract's Assumed Interest Rate. The result of this adjustment is that if the Net Investment Factor for a valuation period is greater (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will decrease. At an Assumed Interest Rate of 3.5%, the Assumed Interest Factor is .9999058. Assumed Interest Factors for other Assumed Interest Rates are computed on a consistent basis.

                 HYPOTHETICAL ILLUSTRATIONS OF ANNUITY PAYOUTS

     We may provide illustrations to show how variable annuity payments under each Class of the Contract change with investment performance over an extended period of time. The illustrations show on a Class-specific basis how monthly annuity income payments would vary over time if the return on assets in the selected portfolios were a uniform gross annual rate of return of up to 10%. One of the gross rates illustrated is 0%. The values would be different from those shown if the actual returns averaged the illustrated rates but fluctuated over and under those averages throughout the years.

     The Class-specific illustrations reflect the Contract charges applicable to that Class of Contract with the death benefit and optional features you select, and take into account the Eligible Funds' management fees and other operating expenses. The monthly annuity payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity payment considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS".

     When part of the Contract Value has been allocated to the fixed annuity payment option, the guaranteed minimum annuity payment resulting from this allocation is also shown. The illustrated variable annuity payments are determined through the use of standard mortality tables and an assumed interest rate. If the Assumed Interest Rate is 3.5%, then actual performance greater than 3.5% per year will result in increasing annuity payments and actual performance less than 3.5% per year will result in decreasing annuity payments. The Company offers alternative Assumed Interest Rates from which you may select. Fixed annuity payments remain constant. Initial monthly annuity payments under a fixed annuity payout are generally higher than initial payments under a variable payout option.

     The illustrations show the monthly payments for several hypothetical constant assumed interest rates. Of course, actual investment performance will not be constant and may be volatile. Actual monthly income amounts would differ from those illustrated if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years.

     As noted in the prospectus under "Investment Performance Information", we may also illustrate the growth and value of a specified purchase payment or payments prior to annuitization on a Class-specific basis based on hypothetical returns. In these illustrations we may use any assumed gross annual rate up to 12%.

                  HISTORICAL ILLUSTRATIONS OF ANNUITY PAYOUTS

     We also provide illustrations to show how variable annuity payments under each Class of the Contract change with investment performance over an extended period of time. In comparison with hypothetical illustrations based on a uniform annual rate of return, these illustrations use historical annual returns to illustrate that monthly annuity payments vary over time based on fluctuations in annual returns.

     The Class-specific illustrations reflect the daily charge to the subaccounts for the applicable Asset Based Insurance Charge with the death benefit illustrated. The amounts shown in the illustrations also take into account the actual Eligible Funds' management fees and operating expenses. Actual fees and expenses of the Eligible Funds associated with your Contract may be more or less than the historical fees, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Fee Table" for more complete details. The monthly annuity payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity payment considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS."

     The illustrations reflect the performance from the year of inception of the selected Eligible Fund(s). The historical variable annuity payments are based on an assumed interest rate. If the Assumed Interest Rate is 3.5%, then actual performance greater than 3.5% per year results in an increased annuity payment and actual performance less than 3.5% per year results in a decreased annuity payment. We offer an alternative Assumed Interest Rate (AIR) of 5%. An AIR of 3.5% will result in a lower initial payment than a 5% AIR. Similarly, an AIR of 5% will result in a higher initial payment than a 3.5% AIR. The illustrations are based on the current annuity purchase rates used by the Company. The rates may differ at the time you annuitize.

     For each Class, the illustrations show the amount of the first monthly payment for each year shown. During each year, the monthly payments would vary to reflect fluctuations in the actual rate of return on the Eligible Funds.

   THESE TABLES REFLECT ALL POSSIBLE COMBINATIONS OF CHARGES NOT SHOWN IN THE
                               PROSPECTUS TABLES.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

     The following tables show the Accumulation Unit Values through December 31, 2003.

                                                                    1.25% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01...................................    2.275792        2.290238          981,708
  01/01/02 to 12/31/02....................................    2.290238        2.288137        7,080,343
  01/01/03 to 12/31/03....................................    2.288137        2.272253        8,175,287
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01...................................    1.101525        1.134100          647,303
  01/01/02 to 12/31/02....................................    1.134100        1.231358        5,241,579
  01/01/03 to 12/31/03....................................    1.231358        1.257179       10,252,620
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01...................................    1.568445        1.605937          287,447
  01/01/02 to 12/31/02....................................    1.605937        1.734481        3,519,888
  01/01/03 to 12/31/03....................................    1.734481        1.926993       10,119,057
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01...................................    1.448887        1.493541          847,646
  01/01/02 to 12/31/02....................................    1.493541        1.587441        8,277,460
  01/01/03 to 12/31/03....................................    1.587441        1.591992       12,670,622
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01...................................    3.897455        4.041298          406,052
  01/01/02 to 12/31/02....................................    4.041298        4.317105        3,666,963
  01/01/03 to 12/31/03....................................    4.317105        4.501514        6,337,231
MFS Total Return Subaccount(4)
  07/02/01* to 12/31/01...................................    1.514247        1.488083          360,833
  01/01/02 to 12/31/02....................................    1.488083        1.267902        2,635,315
  01/01/03 to 12/31/03....................................    1.267902        1.497971        4,565,859
State Street Research Large Cap Growth Subaccount(9)
  07/02/01* to 12/31/01...................................    3.019092        2.759654          337,995
  01/01/02 to 12/31/02....................................    2.759654        1.819502        2,109,027
  01/01/03 to 12/31/03....................................    1.819502        2.424162        3,737,503
Davis Venture Value Subaccount
  07/02/01* to 12/31/01...................................    2.815820        2.673516          929,183
  01/01/02 to 12/31/02....................................    2.673516        2.203304        6,433,899
  01/01/03 to 12/31/03....................................    2.203304        2.844732       11,096,630
FI Value Leaders Subaccount
  07/02/01* to 12/31/01
  01/01/02 to 12/31/02....................................    2.631178        2.390568          138,790
  01/01/02 to 12/31/02....................................    2.390568        1.899012          675,852
  01/01/03 to 12/31/03....................................    1.899012        2.376957        1,211,598
Harris Oakmark Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................    1.190228        0.977213        1,679,195
  01/01/03 to 12/31/03....................................    0.977213        1.209630        5,837,484

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.25% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01...................................    3.850101        3.569420          179,083
  01/01/02 to 12/31/02....................................    3.569420        2.731332        1,942,937
  01/01/03 to 12/31/03....................................    2.731332        3.449245        3,653,649
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................    0.897721        0.832858          120,423
  01/01/02 to 12/31/02....................................    0.832858        0.656026        1,530,612
  01/01/03 to 12/31/03....................................    0.656026        0.787176        2,549,168
MFS Investors Trust Subaccount(7)
  07/02/01* to 12/31/01...................................    0.979378        0.879571          122,347
  01/01/02 to 12/31/02....................................    0.879571        0.658378          802,087
  01/01/03 to 12/31/03....................................    0.658378        0.805710        1,541,735
Met/Putnam Voyager Subaccount
  07/02/01* to 12/31/01...................................    0.575496        0.493571          404,240
  01/01/02 to 12/31/02....................................    0.493571        0.346224        2,441,313
  01/01/03 to 12/31/03....................................    0.346224        0.429804        3,861,378
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01...................................    7.273319        6.648295           19,133
  01/01/02 to 12/31/02....................................    6.648295        4.839997          340,601
  01/01/03 to 12/31/03....................................    4.839997        6.209409          539,609
State Street Research Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................    1.000000        0.793209          530,074
  01/01/03 to 12/31/03....................................    0.793209        1.060741        1,729,925
FI Mid Cap Opportunities Subaccount(5)
  05/01/02** to 12/31/02..................................    1.000000        0.811177          217,753
  01/01/03 to 12/31/03....................................    0.811177        1.138274        1,041,349
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01...................................    2.539245        2.662382          822,817
  01/01/02 to 12/31/02....................................    2.662382        2.393038        6,928,769
  01/01/03 to 12/31/03....................................    2.393038        3.130235       13,022,923
FI Mid Cap Opportunities Subaccount(6)
  07/02/01* to 12/31/01...................................    1.891206        1.559925          131,929
  01/01/02 to 12/31/02....................................    1.559925        1.091096          722,960
  01/01/03 to 12/31/03....................................    1.091096        1.446896        1,165,323
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01...................................    1.052532        1.032136          223,464
  01/01/02 to 12/31/02....................................    1.032136        0.865315        2,492,483
  01/01/03 to 12/31/03....................................    0.865315        1.149827        5,063,817
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01...................................    1.557054        1.507861           78,495
  01/01/02 to 12/31/02....................................    1.507861        1.341513        1,245,456
  01/01/03 to 12/31/03....................................    1.341513        1.803959        2,602,170
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.953966        0.880596          333,496
  01/01/02 to 12/31/02....................................    0.880596        0.625777        2,870,903
  01/01/03 to 12/31/03....................................    0.625777        0.893664        5,115,290

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.25% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................    2.400198        2.272929          202,579
  01/01/02 to 12/31/02....................................    2.272929        1.758876        1,641,772
  01/01/03 to 12/31/03....................................    1.758876        2.367243        3,175,065
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01...................................    1.223058        1.190110          277,659
  01/01/02 to 12/31/02....................................    1.190110        0.932989        2,510,267
  01/01/03 to 12/31/03....................................    0.932989        1.342601        5,066,094
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01...................................    1.430867        1.401132        1,221,865
  01/01/02 to 12/31/02....................................    1.401132        1.086411       10,392,688
  01/01/03 to 12/31/03....................................    1.086411        1.608449       17,608,407
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01...................................    0.948368        0.855536          209,511
  01/01/02 to 12/31/02....................................    0.855536        0.703293        2,746,997
  01/01/03 to 12/31/03....................................    0.703293        0.952936        6,042,128
FI International Stock Subaccount(8)
  07/02/01* to 12/31/01...................................    1.273950        1.164741          480,562
  01/01/02 to 12/31/02....................................    1.164741        0.947551        4,943,896
  01/01/03 to 12/31/03....................................    0.947551        1.196835        7,992,526
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01...................................    1.373789        1.382542          122,188
  01/01/02 to 12/31/02....................................    1.382542        1.357536        2,439,994
  01/01/03 to 12/31/03....................................    1.357536        1.597530        5,934,800
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01...................................    1.008155        1.055126        1,119,475
  01/01/02 to 12/31/02....................................    1.055126        1.138865       16,599,383
  01/01/03 to 12/31/03....................................    1.138865        1.173147       32,638,255
Janus Aggressive Growth Subaccount(1)
  07/02/01* to 12/31/01...................................    0.951972        0.775470          389,694
  01/01/02 to 12/31/02....................................    0.775470        0.529802        2,103,838
  01/01/03 to 12/31/03....................................    0.529802        0.679683        3,035,422
Met/AIM Mid Cap Core Equity Subaccount
  05/01/02** to 12/31/02..................................    1.140653        0.968377          631,334
  01/01/03 to 12/31/03....................................    0.968377        1.206674        1,995,924
T. Rowe Price Mid-Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.931494        0.824824          342,075
  01/01/02 to 12/31/02....................................    0.824824        0.455853        2,938,916
  01/01/03 to 12/31/03....................................    0.455853        0.615144        6,230,899
Met/AIM Small Cap Growth Subaccount
  05/01/02** to 12/31/02..................................    1.123126        0.848860          430,464
  01/01/03 to 12/31/03....................................    0.848860        1.164131        1,406,306
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01...................................    0.758331        0.610204           94,456
  01/01/02 to 12/31/02....................................    0.610204        0.296896        1,890,616
  01/01/03 to 12/31/03....................................    0.296896        0.462007        5,227,793
Harris Oakmark International Subaccount -- Class E(2)
  05/01/02** to 12/31/02..................................    1.060502        0.885421          217,557
  01/01/03 to 12/31/03....................................    0.885421        1.181785        1,785,236
Harris Oakmark International Subaccount -- Class B(3)
  05/01/03** to 12/31/03..................................    0.877171        1.179380          975,495

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.25% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
'
MFS Research International Subaccount
  07/02/01* to 12/31/01...................................    0.927136        0.848963          277,020
  01/01/02 to 12/31/02....................................    0.848963        0.739466        2,846,609
  01/01/03 to 12/31/03....................................    0.739466        0.964297        5,307,768

                                                                    1.50% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
American Funds Growth Subaccount
  07/02/01* to 12/31/01...................................   12.760851       11.278829          168,238
  01/01/02 to 12/31/02....................................   11.278829        8.393632        1,874,264
  01/01/03 to 12/31/03....................................    8.393632       11.312295        3,771,960
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01...................................    8.647461        8.389090          190,117
  01/01/02 to 12/31/02....................................    8.389090        6.748146        2,226,755
  01/01/03 to 12/31/03....................................    6.748146        8.803389        4,231,117
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01...................................    1.463224        1.350000          295,927
  01/01/02 to 12/31/02....................................    1.350000        1.076512        2,760,128
  01/01/03 to 12/31/03....................................    1.076512        1.628167        4,912,136

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

(1) Previously, the Janus Growth Subaccount. On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Subaccount reflects the accumulation unit value history of the Janus Growth Subaccount through the date of the merger.

(2) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

(3) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

(4) Previously, the Balanced Subaccount. On or about April 30, 2004, the Balanced Portfolio merged into the MFS Total Return Portfolio.

(5) Previously, the FI Mid Cap Opportunities Subaccount. On or about April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.

(6) Previously, the Janus Mid Cap Subaccount. On or about April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.

(7) Previously, the MFS Research Managers Subaccount. On or about April 30, 2004, the MFS Research Managers Portfolio merged into the MFS Investors Trust Portfolio.

(8) Previously, the Putnam International Stock Subaccount. Effective December 16, 2003, Putnam International Stock Portfolio changed its name to FI International Stock Portfolio and Fidelity Management & Research Company replaced Putnam Investment Management, LLC as subadviser.

(9) Previously, the Alger Equity Growth Subaccount. Effective May 1, 2004, Alger Equity Growth Portfolio changed its name to State Street Research Large Cap Growth Portfolio and State Street Research & Management Company replaced Fred Alger Management, Inc. as subadviser.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                    1.35% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01...................................    2.235521        2.248592         869,330
  01/01/02 to 12/31/02....................................    2.248592        2.244279       2,741,837
  01/01/03 to 12/31/03....................................    2.244279        2.226473       4,236,857
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01...................................    1.098614        1.130538         229,823
  01/01/02 to 12/31/02....................................    1.130538        1.226269       1,687,331
  01/01/03 to 12/31/03....................................    1.226269        1.250731       4,259,614
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01...................................    1.558017        1.594464         179,069
  01/01/02 to 12/31/02....................................    1.594464        1.720371       1,763,673
  01/01/03 to 12/31/03....................................    1.720371        1.909409       3,667,562
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01...................................    1.439254        1.482873         406,922
  01/01/02 to 12/31/02....................................    1.482873        1.574516       3,752,623
  01/01/03 to 12/31/03....................................    1.574516        1.577453       5,859,701
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01...................................    3.828491        3.967810         217,116
  01/01/02 to 12/31/02....................................    3.967810        4.234371       1,818,388
  01/01/03 to 12/31/03....................................    4.234371        4.410821       2,755,116
MFS Total Return Subaccount(4)
  07/02/01* to 12/31/01...................................    1.504179        1.477444          45,831
  01/01/02 to 12/31/02....................................    1.477444        1.257572         858,351
  01/01/03 to 12/31/03....................................    1.257572        1.484283       1,751,585
State Street Research Large Cap Growth Subaccount(9)
  07/02/01* to 12/31/01...................................    2.999024        2.739942         165,746
  01/01/02 to 12/31/02....................................    2.739942        1.804690       1,376,184
  01/01/03 to 12/31/03....................................    1.804690        2.402031       2,242,123
Davis Venture Value Subaccount
  07/02/01* to 12/31/01...................................    2.797107        2.654425         441,860
  01/01/02 to 12/31/02....................................    2.654425        2.185385       3,544,762
  01/01/03 to 12/31/03....................................    2.185385        2.818779       6,131,830
FI Value Leaders Subaccount
  07/02/01* to 12/31/01...................................    2.609765        2.369929          44,802
  01/01/02 to 12/31/02....................................    2.369929        1.880732         386,064
  01/01/03 to 12/31/03....................................    1.880732        2.351730         802,697
Harris Oakmark Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................    1.186098        0.973172         648,931
  01/01/03 to 12/31/03....................................    0.973172        1.203420       2,333,920
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01...................................    3.807341        3.528018          64,482
  01/01/02 to 12/31/02....................................    3.528018        2.696948         652,639
  01/01/03 to 12/31/03....................................    2.696948        3.402424       1,619,258

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.35% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................    0.895771        0.830635         227,620
  01/01/02 to 12/31/02....................................    0.830635        0.653612         852,130
  01/01/03 to 12/31/03....................................    0.653612        0.783495       1,327,287
MFS Investors Trust Subaccount(7)
  07/02/01* to 12/31/01...................................    0.977250        0.877224          59,840
  01/01/02 to 12/31/02....................................    0.877224        0.655964         253,040
  01/01/03 to 12/31/03....................................    0.655964        0.801952         407,327
Met/Putnam Voyager Subaccount
  07/02/01* to 12/31/01...................................    0.574821        0.492742         112,128
  01/01/02 to 12/31/02....................................    0.492742        0.345299       1,428,969
  01/01/03 to 12/31/03....................................    0.345299        0.428230       1,722,849
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01...................................    7.143398        6.526287          20,628
  01/01/02 to 12/31/02....................................    6.526287        4.746421         124,713
  01/01/03 to 12/31/03....................................    4.746421        6.083269         241,556
State Street Research Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................    1.000000        0.792676         149,186
  01/01/03 to 12/31/03....................................    0.792676        1.058975         633,797
FI Mid Cap Opportunities Subaccount(5)
  05/01/02* to 12/31/02...................................    1.000000        0.810632          97,989
  01/01/03 to 12/31/03....................................    0.810632        1.136381         390,452
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01...................................    2.518576        2.639391         401,779
  01/01/02 to 12/31/02....................................    2.639391        2.370004       3,706,789
  01/01/03 to 12/31/03....................................    2.370004        3.097009       6,468,059
FI Mid Cap Opportunities Subaccount(6)
  07/02/01* to 12/31/01...................................    1.883025        1.552394          61,360
  01/01/02 to 12/31/02....................................    1.552394        1.084738         353,346
  01/01/03 to 12/31/03....................................    1.084738        1.437020         558,019
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01...................................    1.051488        1.030593          46,529
  01/01/02 to 12/31/02....................................    1.030593        0.863149         722,105
  01/01/03 to 12/31/03....................................    0.863149        1.145792       2,198,172
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01...................................    1.552941        1.503129          34,558
  01/01/02 to 12/31/02....................................    1.503129        1.335969         361,709
  01/01/03 to 12/31/03....................................    1.335969        1.794722       1,093,195
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.953804        0.880011         258,180
  01/01/02 to 12/31/02....................................    0.880011        0.624749       1,365,065
  01/01/03 to 12/31/03....................................    0.624749        0.891300       2,155,255
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................    2.383050        2.255570          52,241
  01/01/02 to 12/31/02....................................    2.255570        1.743692         707,530
  01/01/03 to 12/31/03....................................    1.743692        2.344473       1,480,074
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01...................................    1.219826        1.186373          69,714
  01/01/02 to 12/31/02....................................    1.186373        0.929131         980,925
  01/01/03 to 12/31/03....................................    0.929131        1.335715       2,248,054

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.35% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01...................................    1.429451        1.399052         558,279
  01/01/02 to 12/31/02....................................    1.399052        1.083716       5,041,638
  01/01/03 to 12/31/03....................................    1.083716        1.602866       8,227,910
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01...................................    0.945862        0.852843          67,835
  01/01/02 to 12/31/02....................................    0.852843        0.700383       1,081,587
  01/01/03 to 12/31/03....................................    0.700383        0.948053       2,542,236
FI International Stock Subaccount(8)
  07/02/01* to 12/31/01...................................    1.261053        1.152377         239,674
  01/01/02 to 12/31/02....................................    1.152377        0.936556       2,208,624
  01/01/03 to 12/31/03....................................    0.936556        1.181769       3,422,333
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01...................................    1.366705        1.374725          65,506
  01/01/02 to 12/31/02....................................    1.374725        1.348510       1,037,918
  01/01/03 to 12/31/03....................................    1.348510        1.585325       3,312,960
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01...................................    1.007769        1.054194         654,487
  01/01/02 to 12/31/02....................................    1.054194        1.136725       7,591,886
  01/01/03 to 12/31/03....................................    1.136725        1.169775      15,537,663
Janus Aggressive Growth Subaccount(1)
  07/02/01* to 12/31/01...................................    0.951810        0.774950         212,536
  01/01/02 to 12/31/02....................................    0.774950        0.528917         890,937
  01/01/03 to 12/31/03....................................    0.528917        0.677876       1,542,446
Met/AIM Mid Cap Core Equity Subaccount
  05/01/02** to 12/31/02..................................    1.140016        0.967184         213,941
  01/01/03 to 12/31/03....................................    0.967184        1.203982         814,657
T. Rowe Price Mid-Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.931134        0.824088         228,099
  01/01/02 to 12/31/02....................................    0.824088        0.454985       1,350,231
  01/01/03 to 12/31/03....................................    0.454985        0.613351       2,740,052
Met/AIM Small Cap Growth Subaccount
  05/01/02** to 12/31/02..................................    1.122499        0.847818         145,764
  01/01/03 to 12/31/03....................................    0.847818        1.161541         533,469
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01...................................    0.758038        0.609663          58,620
  01/01/02 to 12/31/02....................................    0.609663        0.296343         684,856
  01/01/03 to 12/31/03....................................    0.296343        0.460690       2,171,667
Harris Oakmark International Subaccount -- Class E(2)
  05/01/02** to 12/31/02..................................    1.059909        0.884331          32,461
  01/01/03 to 12/31/03....................................    0.884331        1.179161         558,061
Harris Oakmark International Subaccount -- Class B(3)
  05/01/03** to 12/31/03..................................    0.875803        1.176753         580,830
MFS Research International Subaccount
  07/02/01* to 12/31/01...................................    0.926780        0.848208         161,048
  01/01/02 to 12/31/02....................................    0.848208        0.738078       1,165,514
  01/01/03 to 12/31/03....................................    0.738078        0.961516       2,377,370

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.60% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------

American Funds Growth Subaccount
  07/02/01* to 12/31/01...................................   12.540653       11.078671          95,874
  01/01/02 to 12/31/02....................................   11.078671        8.236410         893,722
  01/01/03 to 12/31/03....................................    8.236410       11.089325       1,811,737
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01...................................    8.498265        8.240238         126,008
  01/01/02 to 12/31/02....................................    8.240238        6.621767       1,040,860
  01/01/03 to 12/31/03....................................    6.621767        8.629898       2,297,752
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01...................................    1.458585        1.345052         130,815
  01/01/02 to 12/31/02....................................    1.345052        1.071482         961,486
  01/01/03 to 12/31/03....................................    1.071482        1.618945       1,641,739

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

(1) Previously, the Janus Growth Subaccount. On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Subaccount reflects the accumulation unit value history of the Janus Growth Subaccount through the date of the merger.

(2) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

(3) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

(4) Previously, the Balanced Subaccount. On or about April 30, 2004, the Balanced Portfolio merged into the MFS Total Return Portfolio.

(5) Previously, the FI Mid Cap Opportunities Subaccount. On or about April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.

(6) Previously, the Janus Mid Cap Subaccount. On or about April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.

(7) Previously, the MFS Research Managers Subaccount. On or about April 30, 2004, the MFS Research Managers Portfolio merged into the MFS Investors Trust Portfolio.

(8) Previously, the Putnam International Stock Subaccount. Effective December 16, 2003, Putnam International Stock Portfolio changed its name to FI International Stock Portfolio and Fidelity Management & Research Company replaced Putnam Investment Management, LLC as subadviser.

(9) Previously, the Alger Equity Growth Subaccount. Effective May 1, 2004, Alger Equity Growth Portfolio changed its name to State Street Research Large Cap Growth Portfolio and State Street Research & Management Company replaced Fred Alger Management, Inc. as subadviser.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                    1.40% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01...................................    2.215646        2.228040          22,885
  01/01/02 to 12/31/02....................................    2.228040        2.222654         117,801
  01/01/03 to 12/31/03....................................    2.222654        2.203913         356,634
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01...................................    1.097162        1.128756           9,922
  01/01/02 to 12/31/02....................................    1.128756        1.223720         112,812
  01/01/03 to 12/31/03....................................    1.223720        1.247509         707,358
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01...................................    1.552828        1.588756          32,226
  01/01/02 to 12/31/02....................................    1.588756        1.713360         194,906
  01/01/03 to 12/31/03....................................    1.713360        1.900673         701,179
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01...................................    1.434460        1.477564          75,153
  01/01/02 to 12/31/02....................................    1.477564        1.568096         592,262
  01/01/03 to 12/31/03....................................    1.568096        1.570238         896,737
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01...................................    3.794455        3.931554          41,262
  01/01/02 to 12/31/02....................................    3.931554        4.193573         201,281
  01/01/03 to 12/31/03....................................    4.193573        4.366140         409,883
MFS Total Return Subaccount(4)
  07/02/01* to 12/31/01...................................    1.499169        1.472163              --
  01/01/02 to 12/31/02....................................    1.472163        1.252454         146,985
  01/01/03 to 12/31/03....................................    1.252454        1,477500         590,860
State Street Research Large Cap Growth Subaccount(9)
  07/02/01* to 12/31/01...................................    2.989036        2.730133          15,331
  01/01/02 to 12/31/02....................................    2.730133        1.797334         103,979
  01/01/03 to 12/31/03....................................    1.797334        2.391051         137,582
Davis Venture Value Subaccount
  07/02/01* to 12/31/01...................................    2.787793        2.644925          76,898
  01/01/02 to 12/31/02....................................    2.644925        2.176472         330,044
  01/01/03 to 12/31/03....................................    2.176472        2.805879         581,668
FI Value Leaders Subaccount
  07/02/01* to 12/31/01...................................    2.599120        2.359679           9,164
  01/01/02 to 12/31/02....................................    2.359679        1.871658          81,051
  01/01/03 to 12/31/03....................................    1.871658        2.339210         109,289
Harris Oakmark Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................    1.184038        0.971161         105,515
  01/01/03 to 12/31/03....................................    0.971161        1.200335         643,424
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01...................................    3.786132        3.507490          17,785
  01/01/02 to 12/31/02....................................    3.507490        2.679909         114,121
  01/01/03 to 12/31/03....................................    2.679909        3.379242         204,578

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.40% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................    0.894797        0.829520          11,890
  01/01/02 to 12/31/02....................................    0.829520        0.652409         116,329
  01/01/03 to 12/31/03....................................    0.652409        0.781667         134,035
MFS Investors Trust Subaccount(7)
  07/02/01* to 12/31/01...................................    0.976187        0.876044             857
  01/01/02 to 12/31/02....................................    0.876044        0.654750          11,992
  01/01/03 to 12/31/03....................................    0.654750        0.800071          33,231
Met/Putnam Voyager Subaccount
  07/02/01* to 12/31/01...................................    0.574484        0.492330           8,715
  01/01/02 to 12/31/02....................................    0.492330        0.344836          92,649
  01/01/03 to 12/31/03....................................    0.344836        0.427435         425,315
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01...................................    7.079287        6.466098           1,703
  01/01/02 to 12/31/02....................................    6.466098        4.700289           9,125
  01/01/03 to 12/31/03....................................    4.700289        6.021138          15,301
State Street Research Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................    1.000000        0.792413           3,190
  01/01/03 to 12/31/03....................................    0.792413        1.058109          36,493
FI Mid Cap Opportunities Subaccount(5)
  05/01/02** to 12/31/02..................................    1.000000        0.810370          17,439
  01/01/03 to 12/31/03....................................    0.810370        1.135448         115,232
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01...................................    2.508301        2.627971          57,009
  01/01/02 to 12/31/02....................................    2.627971        2.358576         407,484
  01/01/03 to 12/31/03....................................    2.358576        3.080534         657,276
FI Mid Cap Opportunities Subaccount(6)
  07/02/01* to 12/31/01...................................    1.878947        1.548648          10,059
  01/01/02 to 12/31/02....................................    1.548648        1.081589          82,679
  01/01/03 to 12/31/03....................................    1.081589        1.432146         106,543
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01...................................    1.050967        1.029828         223,464
  01/01/02 to 12/31/02....................................    1.029828        0.862076         183,553
  01/01/03 to 12/31/03....................................    0.862076        1.143803         551,005
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01...................................    1.550889        1.500772           9,241
  01/01/02 to 12/31/02....................................    1.500772        1.333202         170,229
  01/01/03 to 12/31/03....................................    1.333202        1.790103         263,931
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.953723        0.879717           1,538
  01/01/02 to 12/31/02....................................    0.879717        0.624228         120,614
  01/01/03 to 12/31/03....................................    0.624228        0.890113         234,024
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................    2.374519        2.246929           5,907
  01/01/02 to 12/31/02....................................    2.246929        1.736142          36,115
  01/01/03 to 12/31/03....................................    1.736142        2.333159         109,120
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01...................................    1.218212        1.184509           9,068
  01/01/02 to 12/31/02....................................    1.184509        0.927217          82,611
  01/01/03 to 12/31/03....................................    0.927217        1.332307         370,220

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.40% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01...................................    1.428743        1.398010          79,337
  01/01/02 to 12/31/02....................................    1.398010        1.082359         549,921
  01/01/03 to 12/31/03....................................    1.082359        1.600054         897,467
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01...................................    0.944611        0.851503          21,894
  01/01/02 to 12/31/02....................................    0.851503        0.698933         299,954
  01/01/03 to 12/31/03....................................    0.698933        0.945612         422,833
FI International Stock Subaccount(8)
  07/02/01* to 12/31/01...................................    1.254650        1.146238          84,462
  01/01/02 to 12/31/02....................................    1.146238        0.931094         191,102
  01/01/03 to 12/31/03....................................    0.931094        1.174289         386,520
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01...................................    1.363175        1.370828              --
  01/01/02 to 12/31/02....................................    1.370828        1.344021          98,324
  01/01/03 to 12/31/03....................................    1.344021        1.579261         282,645
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01...................................    1.007576        1.053729         194,398
  01/01/02 to 12/31/02....................................    1.053729        1.135650       1,187,935
  01/01/03 to 12/31/03....................................    1.135650        1.168086       2,538,170
Janus Aggressive Growth Subaccount(1)
  07/02/01* to 12/31/01...................................    0.951729        0.774690          20,766
  01/01/02 to 12/31/02....................................    0.774690        0.528474         217,421
  01/01/03 to 12/31/03....................................    0.528474        0.676985         261,235
Met/AIM Mid Cap Core Equity Subaccount
  05/01/02** to 12/31/02..................................    1.139697        0.966597           6,516
  01/01/03 to 12/31/03....................................    0.966597        1.202647          88,459
T. Rowe Price Mid-Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.930955        0.823724           1,317
  01/01/02 to 12/31/02....................................    0.823724        0.454554          49,482
  01/01/03 to 12/31/03....................................    0.454554        0.612473         348,218
Met/AIM Small Cap Growth Subaccount
  05/01/02** to 12/31/02..................................    1.122185        0.847289          34,333
  01/01/03 to 12/31/03....................................    0.847289        1.160234         233,534
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01...................................    0.757892        0.609392           3,655
  01/01/02 to 12/31/02....................................    0.609392        0.296061          37,645
  01/01/03 to 12/31/03....................................    0.296061        0.460017         167,704
Harris Oakmark International Subaccount -- Class E(2)
  05/01/02** to 12/31/02..................................    1.059613        0.883783           2,226
  01/01/03 to 12/31/03....................................    0.883783        1.177842          74,825
Harris Oakmark International Subaccount -- Class B(3)
  05/01/03** to 12/31/03..................................    0.875120        1.175443         122,050
MFS Research International Subaccount
  07/02/01* to 12/31/01...................................    0.926602        0.847843           8,799
  01/01/02 to 12/31/02....................................    0.847843        0.737386         106,045
  01/01/03 to 12/31/03....................................    0.737386        0.960144         220,242

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.65% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
American Funds Growth Subaccount
  07/02/01* to 12/31/01...................................   12.432061       10.980001          16,988
  01/01/02 to 12/31/02....................................   10.980001        8.158972         128,625
  01/01/03 to 12/31/03....................................    8.158972       10.979584         227,255
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01...................................    8.424689        8.166857           9,169
  01/01/02 to 12/31/02....................................    8.166857        6.559523         108,984
  01/01/03 to 12/31/03....................................    6.559523        8.544503         255,290
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01...................................    1.456272        1.342581          15,917
  01/01/02 to 12/31/02....................................    1.342581        1.068990         202,341
  01/01/03 to 12/31/03....................................    1.068990        1.614374         325,669

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

(1) Previously, the Janus Growth Subaccount. On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Subaccount reflects the accumulation unit value history of the Janus Growth Subaccount through the date of the merger.

(2) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

(3) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

(4) Previously, the Balanced Subaccount. On or about April 30, 2004, the Balanced Portfolio merged into the MFS Total Return Portfolio.

(5) Previously, the FI Mid Cap Opportunities Subaccount. On or about April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.

(6) Previously, the Janus Mid Cap Subaccount. On or about April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.

(7) Previously, the MFS Research Managers Subaccount. On or about April 30, 2004, the MFS Research Managers Portfolio merged into the MFS Investors Trust Portfolio.

(8) Previously, the Putnam International Stock Subaccount. Effective December 16, 2003, Putnam International Stock Portfolio changed its name to FI International Stock Portfolio and Fidelity Management & Research Company replaced Putnam Investment Management, LLC as subadviser.

(9) Previously, the Alger Equity Growth Subaccount. Effective May 1, 2004, Alger Equity Growth Portfolio changed its name to State Street Research Large Cap Growth Portfolio and State Street Research & Management Company replaced Fred Alger Management, Inc. as subadviser.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                    1.45% VARIABLE ACCOUNT CHARGE
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Money Market Subaccount
  05/01/03 to 12/31/03....................................    2.195573        2.181647         588,176
Lehman Brothers Aggregate Bond Index Subaccount
  05/01/03 to 12/31/03....................................    1.241412        1.244426         831,124
Salomon Brothers Strategic Bond Opportunities Subaccount
  05/01/03 to 12/31/03....................................    1.814727        1.891974       1,049,643
Salomon Brothers U.S. Government Subaccount
  05/01/03 to 12/31/03....................................    1.571878        1.563055         892,208
State Street Research Bond Income Subaccount
  05/01/03 to 12/31/03....................................    4.261421        4.322625         349,469
MFS Total Return Subaccount(4)
  05/01/03 to 12/31/03....................................    1.290859        1.470726         420,632
State Street Research Large Cap Growth Subaccount(9)
  05/01/03 to 12/31/03....................................    1.923606        2.380083         360,586
Davis Venture Value Subaccount
  05/01/03 to 12/31/03....................................    2.218730        2.793015       1,013,251
FI Value Leaders Subaccount
  05/01/03 to 12/31/03....................................    1.901001        2.326735          65,915
Harris Oakmark Large Cap Value Subaccount
  05/01/03 to 12/31/03....................................    0.997689        1.197248         675,815
MetLife Stock Index Subaccount
  05/01/03 to 12/31/03....................................    2.771124        3.356265         280,055
MFS Investors Trust Subaccount
  05/01/03 to 12/31/03....................................    0.669072        0.779841         117,844
MFS Investors Trust Subaccount(7)
  05/01/03 to 12/31/03....................................    0.675161        0.798203         107,751
Met/Putnam Voyager Subaccount
  05/01/03 to 12/31/03....................................    0.364744        0.426653         159,748
State Street Research Investment Trust Subaccount
  05/01/03 to 12/31/03....................................    4.920047        5.959547          32,870
State Street Research Large Cap Value Subaccount
  05/01/03 to 12/31/03....................................    0.822870        1.057210         141,369
FI Mid Cap Opportunities Subaccount(5)
  05/01/03 to 12/31/03....................................    0.852532        1.134487         166,188
Harris Oakmark Focused Value Subaccount
  01/01/03 to 12/31/03....................................    2.397112        3.064101       1,008,302
FI Mid Cap Opportunities Subaccount(6)
  01/01/03 to 12/31/03....................................    1.138038        1.427230         128,598
MetLife Mid Cap Stock Index Subaccount
  05/01/03 to 12/31/03....................................    0.874183        1.141814         449,810
Neuberger Berman Mid Cap Value Subaccount
  05/01/03 to 12/31/03....................................    1.367564        1.785481         144,438
Franklin Templeton Small Cap Growth Subaccount
  05/01/03 to 12/31/03....................................    0.644015        0.888912         289,136

                                                                    1.45% VARIABLE ACCOUNT CHARGE
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Loomis Sayles Small Cap Subaccount
  05/01/03 to 12/31/03....................................    1.783359        2.321876         271,700
Russell 2000 Index Subaccount
  05/01/03 to 12/31/03....................................    0.960017        1.328844         567,797
State Street Research Aurora Subaccount
  05/01/03 to 12/31/03....................................    1.100636        1.617970         997,945
Morgan Stanley EAFE Index Subaccount
  05/01/03 to 12/31/03....................................    0.701520        0.943244         448,521
FI International Stock Subaccount(8)
  05/01/03 to 12/31/03....................................    0.924274        1.166856         463,974
Lord Abbett Bond Debenture Subaccount
  05/01/03 to 12/31/03....................................    1.449294        1.587476         749,060
PIMCO Total Return Portfolio Subaccount
  05/01/03 to 12/31/03....................................    1.160148        1.166403       2,588,733
Janus Aggressive Growth Subaccount(1)
  05/01/03 to 12/31/03....................................    0.554688        0.676043         112,568
Met/AIM Mid Cap Core Equity Subaccount
  05/01/03 to 12/31/03....................................    0.972131        1.201297         163,329
T. Rowe Price Mid-Cap Growth Subaccount
  05/01/03 to 12/31/03....................................    0.475361        0.611635         499,074
Met/AIM Small Cap Growth Subaccount
  05/01/03 to 12/31/03....................................    0.870089        1.158960         110,103
PIMCO Innovation Subaccount
  05/01/03 to 12/31/03....................................    0.333586        0.464083         742,654
Harris Oakmark International Subaccount -- Class B(3)
  05/01/03** to 12/31/03..................................    0.874438        1.174138         354,194
MFS Research International Subaccount
  05/01/03 to 12/31/03....................................    0.732697        0.947848         285,129
                                                                    1.70% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)

American Funds Growth Subaccount
  05/01/03 to 12/31/03....................................    8.727819       10.871528         400,545
American Funds Growth -- Income Subaccount
  05/01/03 to 12/31/03....................................    6.765662        8.460555         507,933
American Funds Global Small Capitalization Subaccount
  05/01/03 to 12/31/03....................................    1.101833        1.609753         399,818

------------
(1) Previously, the Janus Growth Subaccount. On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Subaccount reflects the accumulation unit value history of the Janus Growth Subaccount through the date of the merger.

(2) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

(3) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

(4) Previously, the Balanced Subaccount. On or about April 30, 2004, the Balanced Portfolio merged into the MFS Total Return Portfolio.

(5) Previously, the FI Mid Cap Opportunities Subaccount. On or about April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.

(6) Previously, the Janus Mid Cap Subaccount. On or about April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.

(7) Previously, the MFS Research Managers Subaccount. On or about April 30, 2004, the MFS Research Managers Portfolio merged into the MFS Investors Trust Portfolio.

(8) Previously, the Putnam International Stock Subaccount. Effective December 16, 2003, Putnam International Stock Portfolio changed its name to FI International Stock Portfolio and Fidelity Management & Research Company replaced Putnam Investment Management, LLC as subadvisor.

(9) Previously, the Alger Equity Growth Subaccount. Effective May 1, 2004, Alger Equity Growth Portfolio changed its name to State Street Research Large Cap Growth Portfolio and State Street Research & Management Company replaced Fred Alger Management, Inc. as subadviser.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                    1.50% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01...................................    2.176424        2.187507         324,274
  01/01/02 to 12/31/02....................................    2.187507        2.180026       1,244,380
  01/01/03 to 12/31/03....................................    2.180026        2.159484       1,156,156
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01...................................    1.094262        1.125213         138,917
  01/01/02 to 12/31/02....................................    1.125213        1.218660         563,451
  01/01/03 to 12/31/03....................................    1.218660        1.241099       1,159,330
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01...................................    1.542500        1.577405         191,781
  01/01/02 to 12/31/02....................................    1.577405        1.699410         532,430
  01/01/03 to 12/31/03....................................    1.699410        1.883316       1,201,121
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01...................................    1.424919        1.467007         381,965
  01/01/02 to 12/31/02....................................    1.467007        1.555340       1,252,719
  01/01/03 to 12/31/03....................................    1.555340        1.555910       1,725,027
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01...................................    3.727288        3.860039         225,528
  01/01/02 to 12/31/02....................................    3.860039        4.113183         582,376
  01/01/03 to 12/31/03....................................    4.113183        4.278163         884,002
MFS Total Return Subaccount(4)
  07/02/01* to 12/31/01...................................    1.489198        1.461634          58,534
  01/01/02 to 12/31/02....................................    1.461634        1.242258         298,841
  01/01/03 to 12/31/03....................................    1.242258        1.464011         600,760
State Street Research Large Cap Growth Subaccount(9)
  07/02/01* to 12/31/01...................................    2.969160        2.710625         332,685
  01/01/02 to 12/31/02....................................    2.710625        1.782699         415,897
  01/01/03 to 12/31/03....................................    1.782699        2.369215         648,081
Davis Venture Value Subaccount
  07/02/01* to 12/31/01...................................    2.769260        2.626035         429,539
  01/01/02 to 12/31/02....................................    2.626035        2.158768       1,057,579
  01/01/03 to 12/31/03....................................    2.158768        2.780284       1,776,807
FI Value Leaders Subaccount
  07/02/01* to 12/31/01...................................    2.577961        2.339294          45,616
  01/01/02 to 12/31/02....................................    2.339294        1.853635         101,294
  01/01/03 to 12/31/03....................................    1.853635        2.314366         143,729
Harris Oakmark Large Cap Value Subaccount(7)
  05/01/02** to 12/31/02..................................    1.179929        0.967136         249,450
  01/01/03 to 12/31/03....................................    0.967136        1.194167       1,007,194
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01...................................    3.744067        3.466792          56,920
  01/01/02 to 12/31/02....................................    3.466792        2.646163         315,866
  01/01/03 to 12/31/03....................................    2.646163        3.333363         556,570

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.50% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................    0.892852        0.827308          69,338
  01/01/02 to 12/31/02....................................    0.827308        0.650024         209,693
  01/01/03 to 12/31/03....................................    0.650024        0.778025         545,215
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................    0.974065        0.873709          35,218
  01/01/02 to 12/31/02....................................    0.873709        0.652353         254,373
  01/01/03 to 12/31/03....................................    0.652353        0.796346         380,102
Met/Putnam Voyager Subaccount
  07/02/01* to 12/31/01...................................    0.573810        0.491512          65,984
  01/01/02 to 12/31/02....................................    0.491512        0.343921         287,464
  01/01/03 to 12/31/03....................................    0.343921        0.425877         576,326
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01...................................    6.952785        6.347384           6,420
  01/01/02 to 12/31/02....................................    6.347384        4.609377          26,015
  01/01/03 to 12/31/03....................................    4.609377        5.898786          63,892
State Street Research Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................    1.000000        0.791872          12,191
  01/01/03 to 12/31/03....................................    0.791872        1.056317         262,962
FI Mid Cap Opportunities Subaccount(5)
  05/01/02** to 12/31/02..................................    1.000000        0.809819          11,006
  01/01/03 to 12/31/03....................................    0.809819        1.133534         167,196
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01...................................    2.487876        2.605275         590,460
  01/01/02 to 12/31/02....................................    2.605275        2.335866       1,289,841
  01/01/03 to 12/31/03....................................    2.335866        3.047827       1,761,538
FI Mid Cap Opportunities Subaccount(6)
  07/02/01* to 12/31/01...................................    1.870817        1.541172          42,264
  01/01/02 to 12/31/02....................................    1.541172        1.075284         155,536
  01/01/03 to 12/31/03....................................    1.075284        1.422361         192,066
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01...................................    1.049924        1.028297          35,737
  01/01/02 to 12/31/02....................................    1.028297        0.859924         181,927
  01/01/03 to 12/31/03....................................    0.859924        1.139806         492,520
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01...................................    1.546791        1.496064          16,557
  01/01/02 to 12/31/02....................................    1.496064        1.327685         153,771
  01/01/03 to 12/31/03....................................    1.327685        1.780927         375,475
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.953560        0.879131         120,968
  01/01/02 to 12/31/02....................................    0.879131        0.623174         325,762
  01/01/03 to 12/31/03....................................    0.623174        0.887726         527,481
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................    2.357548        2.229758          97,823
  01/01/02 to 12/31/02....................................    2.229758        1.721148         169,262
  01/01/03 to 12/31/03....................................    1.721148        2.310693         270,331
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01...................................    1.214991        1.180793          41,596
  01/01/02 to 12/31/02....................................    1.180793        0.923380         296,688
  01/01/03 to 12/31/03....................................    0.923380        1.325456         811,431

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.50% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01...................................    1.427329        1.395932         796,821
  01/01/02 to 12/31/02....................................    1.395932        1.079667       1,933,552
  01/01/03 to 12/31/03....................................    1.079667        1.594479       2,609,790
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01...................................    0.942114        0.848828          61,803
  01/01/02 to 12/31/02....................................    0.848828        0.696033         348,113
  01/01/03 to 12/31/03....................................    0.696033        0.940753         582,434
SI International Stock Subaccount
  07/02/01* to 12/31/01...................................    1.241943        1.134064         190,791
  01/01/02 to 12/31/02....................................    1.134064        0.920290         690,284
  01/01/03 to 12/31/03....................................    0.920290        1.159496       1,070,308
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01...................................    1.356144        1.363080         115,521
  01/01/02 to 12/31/02....................................    1.363080        1.335094         363,197
  01/01/03 to 12/31/03....................................    1.335094        1.567206       1,029,336
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01...................................    1.007189        1.052798         385,965
  01/01/02 to 12/31/02....................................    1.052798        1.133503       2,638,927
  01/01/03 to 12/31/03....................................    1.133503        1.164719       4,369,660
Janus Aggressive Growth Subaccount(1)
  07/02/01* to 12/31/01...................................    0.951567        0.774171          88,806
  01/01/02 to 12/31/02....................................    0.774171        0.527591         299,874
  01/01/03 to 12/31/03....................................    0.527591        0.675148         381,833
Met/AIM Mid Cap Core Equity Subaccount
  05/01/02** to 12/31/02..................................    1.139061        0.965412          63,403
  01/01/03 to 12/31/03....................................    0.965412        1.199970         512,105
T. Rowe Price Mid-Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.930595        0.822988          35,676
  01/01/02 to 12/31/02....................................    0.822988        0.453700         216,411
  01/01/03 to 12/31/03....................................    0.453700        0.610707         903,797
Met/AIM Small Cap Growth Subaccount
  05/01/02** to 12/31/02..................................    1.121558        0.846253          40,889
  01/01/03 to 12/31/03....................................    0.846253        1.157663         150,184
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01...................................    0.757599        0.608856         236,284
  01/01/02 to 12/31/02....................................    0.608856        0.295504         625,233
  01/01/03 to 12/31/03....................................    0.295504        0.458700       1,054,382
Harris Oakmark International Subaccount -- Class E(2)
  05/01/02** to 12/31/02..................................    1.059020        0.882701          50,270
  01/01/03 to 12/31/03....................................    0.882701        1.175232         167,729
Harris Oakmark International Subaccount -- Class B(3)
  05/01/03** to 12/31/03..................................    0.873756        1.172825         108,362
MFS Research International Subaccount
  07/02/01* to 12/31/01...................................    0.926246        0.847093          69,731
  01/01/02 to 12/31/02....................................    0.847093        0.736001         320,965
  01/01/03 to 12/31/03....................................    0.736001        0.957376         614,708

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.75% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
American Funds Growth Subaccount
  07/02/01* to 12/31/01...................................   12.217535       10.785149          87,006
  01/01/02 to 12/31/02....................................   10.785149        8.006151         303,680
  01/01/03 to 12/31/03....................................    8.006151       10.763174         527,329
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01...................................    8.279336        8.021955          93,671
  01/01/02 to 12/31/02....................................    8.021955        6.436681         361,204
  01/01/03 to 12/31/03....................................    6.436681        8.376130         567,631
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01...................................    1.451655        1.337649         101,630
  01/01/02 to 12/31/02....................................    1.337649        1.063984         495,579
  01/01/03 to 12/31/03....................................    1.063984        1.605210         756,242

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

(1) Previously, the Janus Growth Subaccount. On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Subaccount reflects the accumulation unit value history of the Janus Growth Subaccount through the date of the merger.

(2) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

(3) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

(4) Previously, the Balanced Subaccount. On or about April 30, 2004, the Balanced Portfolio merged into the MFS Total Return Portfolio.

(5) Previously, the FI Mid Cap Opportunities Subaccount. On or about April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.

(6) Previously, the Janus Mid Cap Subaccount. On or about April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.

(7) Previously, the MFS Research Managers Subaccount. On or about April 30, 2004, the MFS Research Managers Portfolio merged into the MFS Investors Trust Portfolio.

(8) Previously, the Putnam International Stock Subaccount. Effective December 16, 2003, Putnam International Stock Portfolio changed its name to FI International Stock Portfolio and Fidelity Management & Research Company replaced Putnam Investment Management, LLC as subadviser.

(9) Previously, the Alger Equity Growth Subaccount. Effective May 1, 2004, Alger Equity Growth Portfolio changed its name to State Street Research Large Cap Growth Portfolio and State Street Research & Management Company replaced Fred Alger Management, Inc. as subadviser.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                    1.60% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01...................................    2.137897        2.147717       2,305,462
  01/01/02 to 12/31/02....................................    2.147717        2.138245       6,180,906
  01/01/03 to 12/31/03....................................    2.138245        2.115984       6,920,158
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01...................................    1.091369        1.121676         576,433
  01/01/02 to 12/31/02....................................    1.121676        1.213610       2,200,010
  01/01/03 to 12/31/03....................................    1.213610        1.234725       5,129,425
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01...................................    1.532241        1.566132         299,653
  01/01/02 to 12/31/02....................................    1.566132        1.685586       1,305,077
  01/01/03 to 12/31/03....................................    1.685586        1.866126       3,416,990
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01...................................    1.415442        1.456523         713,433
  01/01/02 to 12/31/02....................................    1.456523        1.542685       3,752,159
  01/01/03 to 12/31/03....................................    1.542685        1.541705       6,457,225
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01...................................    3.661310        3.789816         381,067
  01/01/02 to 12/31/02....................................    3.789816        4.034315       1,414,185
  01/01/03 to 12/31/03....................................    4.034315        4.191937       2,401,613
MFS Total Return Subaccount(4)
  07/02/01* to 12/31/01...................................    1.479293        1.451191         175,118
  01/01/02 to 12/31/02....................................    1.451191        1.232142         690,524
  01/01/03 to 12/31/03....................................    1.232142        1.450638       2,287,605
State Street Research Large Cap Growth Subaccount(9)
  07/02/01* to 12/31/01...................................    2.949416        2.691262         456,780
  01/01/02 to 12/31/02....................................    2.691262        1.768199       1,436,860
  01/01/03 to 12/31/03....................................    1.768199        2.347597       2,586,749
Davis Venture Value Subaccount
  07/02/01* to 12/31/01...................................    2.750849        2.607269         953,766
  01/01/02 to 12/31/02....................................    2.607269        2.141196       3,273,900
  01/01/03 to 12/31/03....................................    2.141196        2.754899       5,717,906
FI Value Leaders Subaccount
  07/02/01* to 12/31/01...................................    2.556973        2.319096          83,093
  01/01/02 to 12/31/02....................................    2.319096        1.835790         279,173
  01/01/03 to 12/31/03....................................    1.835790        2.289801         347,415
Harris Oakmark Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................    1.175834        0.963139         942,490
  01/01/03 to 12/31/03....................................    0.963139        1.188042       3,607,505
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01...................................    3.702470        3.426568         432,859
  01/01/02 to 12/31/02....................................    3.426568        2.612839       1,640,905
  01/01/03 to 12/31/03....................................    2.612839        3.288101       2,647,636

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.60% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................    0.890911        0.825099         151,361
  01/01/02 to 12/31/02....................................    0.825099        0.647644         602,750
  01/01/03 to 12/31/03....................................    0.647644        0.774407         911,634
MFS Investors Trust Subaccount(7)
  07/02/01* to 12/31/01...................................    0.971947        0.871376         147,273
  01/01/02 to 12/31/02....................................    0.871376        0.649967         452,260
  01/01/03 to 12/31/03....................................    0.649967        0.792636         764,619
Met/Putnam Voyager Subaccount
  07/02/01* to 12/31/01...................................    0.573137        0.490691         475,290
  01/01/02 to 12/31/02....................................    0.490691        0.342997       1,530,060
  01/01/03 to 12/31/03....................................    0.342997        0.424301       2,398,263
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01...................................    6.828543        6.230847          76,773
  01/01/02 to 12/31/02....................................    6.230847        4.520215         187,509
  01/01/03 to 12/31/03....................................    4.520215        5.778902         322,231
State Street Research Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................    1.000000        0.791346         539,213
  01/01/03 to 12/31/03....................................    0.791346        1.054567       1,364,519
FI Mid Cap Opportunities Subaccount(5)
  05/01/02** to 12/31/02..................................    1.000000        0.809277         108,375
  01/01/03 to 12/31/03....................................    0.809277        1.131649         706,917
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01...................................    2.467618        2.582768         893,806
  01/01/02 to 12/31/02....................................    2.582768        2.313366       3,917,017
  01/01/03 to 12/31/03....................................    2.313366        3.015461       6,143,595
FI Mid Cap Opportunities Subaccount(6)
  07/02/01* to 12/31/01...................................    1.862721        1.533749         284,648
  01/01/02 to 12/31/02....................................    1.533749        1.069029         723,043
  01/01/03 to 12/31/03....................................    1.069029        1.412678         979,247
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01...................................    1.048883        1.026763         368,177
  01/01/02 to 12/31/02....................................    1.026763        0.857786       1,293,872
  01/01/03 to 12/31/03....................................    0.857786        1.135837       2,419,733
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01...................................    1.542704        1.491363         156,452
  01/01/02 to 12/31/02....................................    1.491363        1.322184         452,404
  01/01/03 to 12/31/03....................................    1.322184        1.771780       1,037,455
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.953398        0.878544         201,706
  01/01/02 to 12/31/02....................................    0.878544        0.622137       1,587,342
  01/01/03 to 12/31/03....................................    0.622137        0.885371       2,760,571
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................    2.340698        2.212721         302,661
  01/01/02 to 12/31/02....................................    2.212721        1.706287         815,619
  01/01/03 to 12/31/03....................................    1.706287        2.288457       1,349,652
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01...................................    1.211779        1.177077         303,150
  01/01/02 to 12/31/02....................................    1.177077        0.919554         973,414
  01/01/03 to 12/31/03....................................    0.919554        1.318657       3,524,729

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.60% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01...................................    1.425916        1.393850         871,034
  01/01/02 to 12/31/02....................................    1.393850        1.076984       4,781,568
  01/01/03 to 12/31/03....................................    1.076984        1.588924       7,338,568
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01...................................    0.939623        0.846163         157,511
  01/01/02 to 12/31/02....................................    0.846163        0.693157         814,299
  01/01/03 to 12/31/03....................................    0.693157        0.935931       2,876,241
FI International Stock Subaccount(8)
  07/02/01* to 12/31/01...................................    1.229365        1.122021         407,797
  01/01/02 to 12/31/02....................................    1.122021        0.909605       2,317,297
  01/01/03 to 12/31/03....................................    0.909605        1.144894       4,436,862
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01...................................    1.349148        1.355376         163,651
  01/01/02 to 12/31/02....................................    1.355376        1.326209       1,072,346
  01/01/03 to 12/31/03....................................    1.326209        1.555220       3,140,943
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01...................................    1.006803        1.051871       1,449,917
  01/01/02 to 12/31/02....................................    1.051871        1.131377       8,141,626
  01/01/03 to 12/31/03....................................    1.131377        1.161370      15,892,593
Janus Aggressive Growth Subaccount(1)
  07/02/01* to 12/31/01...................................    0.951406        0.773651         170,013
  01/01/02 to 12/31/02....................................    0.773651        0.526708       1,057,349
  01/01/03 to 12/31/03....................................    0.526708        0.673354       1,888,347
Met/AIM Mid Cap Core Equity Subaccount
  05/01/02** to 12/31/02..................................    1.138424        0.964221         123,638
  01/01/03 to 12/31/03....................................    0.964221        1.197301       1,188,968
T. Rowe Price Mid-Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.930236        0.822261         224,552
  01/01/02 to 12/31/02....................................    0.822261        0.452842       1,291,525
  01/01/03 to 12/31/03....................................    0.452842        0.608944       3,685,245
Met/AIM Small Cap Growth Subaccount
  05/01/02** to 12/31/02..................................    1.120932        0.845217         218,214
  01/01/03 to 12/31/03....................................    0.845217        1.155091         812,272
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01...................................    0.757307        0.608312         515,626
  01/01/02 to 12/31/02....................................    0.608312        0.294945       1,178,635
  01/01/03 to 12/31/03....................................    0.294945        0.457377       1,954,574
Harris Oakmark International Subaccount -- Class E(2)
  05/01/02 to 12/31/02....................................    1.058428        0.881613         173,778
  01/01/03 to 12/31/03....................................    0.881613        1.172603         631,383
Harris Oakmark International Subaccount -- Class B(3)
  05/01/03 to 12/31/03....................................    0.872394        1.170223         628,468
MFS Research International Subaccount
  07/02/01* to 12/31/01...................................    0.925891        0.846337         279,255
  01/01/02 to 12/31/02....................................    0.846337        0.734602       1,226,544
  01/01/03 to 12/31/03....................................    0.734602        0.954602       2,308,092

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.85% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
American Funds Growth Subaccount
  07/02/01* to 12/31/01...................................   12.006710       10.593744         282,325
  01/01/02 to 12/31/02....................................   10.593744        7.856189       1,029,766
  01/01/03 to 12/31/03....................................    7.856189       10.551031       1,784,167
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01...................................    8.136490        7.879612         382,342
  01/01/02 to 12/31/02....................................    7.879612        6.316148       1,187,975
  01/01/03 to 12/31/03....................................    6.316148        8.211075       2,126,588
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01...................................    1.447052        1.332743         225,130
  01/01/02 to 12/31/02....................................    1.332743        1.059029       1,200,298
  01/01/03 to 12/31/03....................................    1.509029        1.596150       2,241,465

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

(1) Previously, the Janus Growth Subaccount. On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Subaccount reflects the accumulation unit value history of the Janus Growth Subaccount through the date of the merger.

(2) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

(3) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

(4) Previously, the Balanced Subaccount. On or about April 30, 2004, the Balanced Portfolio merged into the MFS Total Return Portfolio.

(5) Previously, the FI Mid Cap Opportunities Subaccount. On or about April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.

(6) Previously, the Janus Mid Cap Subaccount. On or about April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.

(7) Previously, the MFS Research Managers Subaccount. On or about April 30, 2004, the MFS Research Managers Portfolio merged into the MFS Investors Trust Portfolio.

(8) Previously, the Putnam International Stock Subaccount. Effective December 16, 2003, Putnam International Stock Portfolio changed its name to FI International Stock Portfolio and Fidelity Management & Research Company replaced Putnam Investment Management, LLC as subadviser.

(9) Previously, the Alger Equity Growth Subaccount. Effective May 1, 2004, Alger Equity Growth Portfolio changed its name to State Street Research Large Cap Growth Portfolio and State Street Research & Management Company replaced Fred Alger Management, Inc. as subadviser.

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                   1.65% VARIABLE ACCOUNT CHARGE
                                                           ---------------------------------------------
                                                                                            NUMBER OF
                                                           ACCUMULATION                    ACCUMULATION
                                                            UNIT VALUE    ACCUMULATION        UNITS
                                                           AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                            OF PERIOD     END OF PERIOD   END OF PERIOD
                                                           ------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01..................................    2.118904        2.128111           29,771
  01/01/02 to 12/31/02...................................    2.128111        2.117657           41,021
  01/01/03 to 12/31/03...................................    2.117657        2.094564           60,617
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01..................................    1.089927        1.119914            2,467
  01/01/02 to 12/31/02...................................    1.119914        1.211090          105,974
  01/01/03 to 12/31/03...................................    1.211090        1.231549          110,715
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01..................................    1.527141        1.560528            7,228
  01/01/02 to 12/31/02...................................    1.560528        1.678715           88,719
  01/01/03 to 12/31/03...................................    1.678715        1.857591          146,249
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01..................................    1.410730        1.451306           13,733
  01/01/02 to 12/31/02...................................    1.451306        1.536391          181,818
  01/01/03 to 12/31/03...................................    1.536391        1.534644          217,461
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01..................................    3.628784        3.755214           13,595
  01/01/02 to 12/31/02...................................    3.755214        3.995483           83,676
  01/01/03 to 12/31/03...................................    3.995483        4.149513           99,269
MFS Total Return Subaccount(4)
  07/02/01* to 12/31/01..................................    1.474369        1.446003              820
  01/01/02 to 12/31/02...................................    1.446003        1.227129           94,937
  01/01/03 to 12/31/03...................................    1.227129        1.444011          146,261
State Street Research Large Cap Growth Subaccount(9)
  07/02/01* to 12/31/01..................................    2.939600        2.681634            2,305
  01/01/02 to 12/31/02...................................    2.681634        1.760990           91,276
  01/01/03 to 12/31/03...................................    1.760990        2.336855           38,361
Davis Venture Value Subaccount
  07/02/01* to 12/31/01..................................    2.741696        2.597952           89,277
  01/01/02 to 12/31/02...................................    2.597952        2.132474          282,543
  01/01/03 to 12/31/03...................................    2.132474        2.742299          277,538
FI Value Leaders Subaccount
  07/02/01* to 12/31/01..................................    2.546551        2.309067               --
  01/01/02 to 12/31/02...................................    2.309067        1.826935           13,684
  01/01/03 to 12/31/03...................................    1.826935        2.277627           16,201
Harris Oakmark Large Cap Value Subaccount
  05/01/02** to 12/31/02.................................    1.173793        0.961149           24,807
  01/01/03 to 12/31/03...................................    0.961149        1.185006           48,802
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01..................................    3.681859        3.406642           16,625
  01/01/02 to 12/31/02...................................    3.406642        2.596339          150,802
  01/01/03 to 12/31/03...................................    2.596339        3.265700          171,989

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                   1.65% VARIABLE ACCOUNT CHARGE
                                                           ---------------------------------------------
                                                                                            NUMBER OF
                                                           ACCUMULATION                    ACCUMULATION
                                                            UNIT VALUE    ACCUMULATION        UNITS
                                                           AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                            OF PERIOD     END OF PERIOD   END OF PERIOD
                                                           ------------   -------------   --------------
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01..................................    0.889943        0.823998           57,606
  01/01/02 to 12/31/02...................................    0.823998        0.646450           78,777
  01/01/03 to 12/31/03...................................    0.646450        0.772590           90,032
MFS Investors Trust Subaccount(7)
  07/02/01* to 12/31/01..................................    0.970890        0.870215               --
  01/01/02 to 12/31/02...................................    0.870215        0.648769              103
  01/01/03 to 12/31/03...................................    0.648769        0.790788               --
Met/Putnam Voyager Subaccount
  07/02/01* to 12/31/01..................................    0.572801        0.490279               --
  01/01/02 to 12/31/02...................................    0.490279        0.342550           82,209
  01/01/03 to 12/31/03...................................    0.342550        0.423547          163,890
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01..................................    6.767301        6.173430               --
  01/01/02 to 12/31/02...................................    6.173430        4.476319               15
  01/01/03 to 12/31/03...................................    4.476319        5.719929            6,180
State Street Research Large Cap Value Subaccount
  05/01/02** to 12/31/02.................................    1.000000        0.791084            8,561
  01/01/03 to 12/31/03...................................    0.791084        1.053691           11,505
FI Mid Cap Opportunities Subaccount(5)
  05/01/02** to 12/31/02.................................    1.000000        0.809007              100
  01/01/03 to 12/31/03...................................    0.809007        1.130701           14,525
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01..................................    2.457558        2.571594           31,498
  01/01/02 to 12/31/02...................................    2.571594        2.302203          156,026
  01/01/03 to 12/31/03...................................    2.302203        2.999406          238,717
FI Mid Cap Opportunities Subaccount(6)
  07/02/01* to 12/31/01..................................    1.858690        1.530039            1,405
  01/01/02 to 12/31/02...................................    1.530039        1.065914            7,970
  01/01/03 to 12/31/03...................................    1.065914        1.407866           23,468
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01..................................    1.048363        1.025998            2,149
  01/01/02 to 12/31/02...................................    1.025998        0.856725           93,784
  01/01/03 to 12/31/03...................................    0.856725        1.133868           95,934
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01..................................    1.540666        1.489023               --
  01/01/02 to 12/31/02...................................    1.489023        1.319459           31,442
  01/01/03 to 12/31/03...................................    1.319459        1.767245           37,898
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01..................................    0.953317        0.878248            3,957
  01/01/02 to 12/31/02...................................    0.878248        0.621612           15,577
  01/01/03 to 12/31/03...................................    0.621612        0.884177           40,247
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01..................................    2.332325        2.204253               --
  01/01/02 to 12/31/02...................................    2.204253        1.698905           16,519
  01/01/03 to 12/31/03...................................    1.698905        2.277426           24,524
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01..................................    1.210177        1.175227              607
  01/01/02 to 12/31/02...................................    1.175227        0.917643          191,944
  01/01/03 to 12/31/03...................................    0.917643        1.315268          248,722

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                   1.65% VARIABLE ACCOUNT CHARGE
                                                           ---------------------------------------------
                                                                                            NUMBER OF
                                                           ACCUMULATION                    ACCUMULATION
                                                            UNIT VALUE    ACCUMULATION        UNITS
                                                           AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                            OF PERIOD     END OF PERIOD   END OF PERIOD
                                                           ------------   -------------   --------------
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01..................................    1.425210        1.392813           12,728
  01/01/02 to 12/31/02...................................    1.392813        1.075639          182,103
  01/01/03 to 12/31/03...................................    1.075639        1.586156          285,879
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01..................................    0.938381        0.844829               --
  01/01/02 to 12/31/02...................................    0.844829        0.691710           16,339
  01/01/03 to 12/31/03...................................    0.691710        0.933511           15,921
FI International Stock Subaccount(8)
  07/02/01* to 12/31/01..................................    1.223128        1.116046           13,915
  01/01/02 to 12/31/02...................................    1.116046        0.904300           27,576
  01/01/03 to 12/31/03...................................    0.904300        1.137651           39,188
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01..................................    1.345666        1.351537            7,688
  01/01/02 to 12/31/02...................................    1.351537        1.321798           46,992
  01/01/03 to 12/31/03...................................    1.321798        1.549270           62,320
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01..................................    1.006610        1.051401          105,424
  01/01/02 to 12/31/02...................................    1.051401        1.130316          487,947
  01/01/03 to 12/31/03...................................    1.130316        1.159692          689,390
Janus Aggressive Growth Subaccount(1)
  07/02/01* to 12/31/01..................................    0.951325        0.773392               --
  01/01/02 to 12/31/02...................................    0.773392        0.526268           18,358
  01/01/03 to 12/31/03...................................    0.526268        0.672453           86,569
Met/AIM Mid Cap Core Equity Subaccount
  05/01/02** to 12/31/02.................................    1.138107        0.963637            4,819
  01/01/03 to 12/31/03...................................    0.963637        1.195970            9,739
T. Rowe Price Mid-Cap Growth Subaccount
  07/02/01* to 12/31/01..................................    0.930056        0.821903               --
  01/01/02 to 12/31/02...................................    0.821903        0.452422            3,510
  01/01/03 to 12/31/03...................................    0.452422        0.608060           14,309
Met/AIM Small Cap Growth Subaccount
  05/01/02** to 12/31/02.................................    1.120619        0.844696            1,607
  01/01/03 to 12/31/03...................................    0.844696        1.153810           25,080
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01..................................    0.757161        0.608044               --
  01/01/02 to 12/31/02...................................    0.608044        0.294674              132
  01/01/03 to 12/31/03...................................    0.294674        0.456720           54,480
Harris Oakmark International Subaccount -- Class E(2)
  05/01/02** to 12/31/02.................................    1.058133        0.881075               95
  01/01/03 to 12/31/03...................................    0.881075        1.171300           27,562
Harris Oakmark International Subaccount -- Class B(3)
  05/01/2003 to 12/31/03.................................    0.871714        1.168918               --
MFS Research International Subaccount
  07/02/01* to 12/31/01..................................    0.925713        0.845964            9,503
  01/01/02 to 12/31/02...................................    0.845964        0.733917           29,350
  01/01/03 to 12/31/03...................................    0.733917        0.953240           31,304

                                                                   1.90% VARIABLE ACCOUNT CHARGE
                                                           ---------------------------------------------
American Funds Growth Subaccount
  07/02/01* to 12/31/01..................................   11.902664       10.499323            3,986
  01/01/02 to 12/31/02...................................   10.499323        7.782270           45,138
  01/01/03 to 12/31/03...................................    7.782270       10.446540           56,743
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01..................................    8.065993        7.809391              117
  01/01/02 to 12/31/02...................................    7.809391        6.256713           66,264
  01/01/03 to 12/31/03...................................    6.256713        8.129742           81,136
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01..................................    1.444756        1.330307              535
  01/01/02 to 12/31/02...................................    1.330307        1.056569           20,279
  01/01/03 to 12/31/03...................................    1.056569        1.591643           54,101

------------
 * Date on which the Contract first became available.

** Date on which the Subaccount first became available.

(1) Previously, the Janus Growth Subaccount. On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Subaccount reflects the accumulation unit value history of the Janus Growth Subaccount through the date of the merger.

(2) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

(3) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

(4) Previously, the Balanced Subaccount. On or about April 30, 2004, the Balanced Portfolio merged into the MFS Total Return Portfolio.

(5) Previously, the FI Mid Cap Opportunities Subaccount. On or about April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.

(6) Previously, the Janus Mid Cap Subaccount. On or about April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.

(7) Previously, the MFS Research Managers Subaccount. On or about April 30, 2004, the MFS Research Managers Portfolio merged into the MFS Investors Trust Portfolio.

(8) Previously, the Putnam International Stock Subaccount. Effective December 16, 2003, Putnam International Stock Portfolio changed its name to FI International Stock Portfolio and Fidelity Management & Research Company replaced Putnam Investment Management, LLC as subadviser.

(9) Previously, the Alger Equity Growth Subaccount. Effective May 1, 2004, Alger Equity Growth Portfolio changed its name to State Street Research Large Cap Growth Portfolio and State Street Research & Management Company replaced Fred Alger Management, Inc. as subadviser.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                    1.70% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Money Market Subaccount
07/02/01* to 12/31/01.....................................    2.100065        2.108662       1,663,887
  01/01/02 to 12/31/02....................................    2.108662        2.097260       4,061,865
  01/01/03 to 12/31/03....................................    2.097260        2.073347       3,569,418
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01...................................    1.088486        1.118152         274,931
  01/01/02 to 12/31/02....................................    1.118152        1.208601       1,449,415
  01/01/03 to 12/31/03....................................    1.208601        1.228394       1,978,941
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01...................................    1.522054        1.554944         165,060
  01/01/02 to 12/31/02....................................    1.554944        1.671871       1,042,646
  01/01/03 to 12/31/03....................................    1.671871        1.849097       1,664,331
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01...................................    1.406031        1.446117         353,452
  01/01/02 to 12/31/02....................................    1.446117        1.530123       2,456,065
  01/01/03 to 12/31/03....................................    1.530123        1.527621       2,163,057
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01...................................    3.596523        3.720899         407,618
  01/01/02 to 12/31/02....................................    3.720899        3.956996       1,001,017
  01/01/03 to 12/31/03....................................    3.956996        4.107492       1,240,122
MFS Total Return Subaccount(4)
  07/02/01* to 12/31/01...................................    1.469458        1.440828         181,947
  01/01/02 to 12/31/02....................................    1.440828        1.222127         881,791
  01/01/03 to 12/31/03....................................    1.222127        1.437415       1,416,077
State Street Research Large Cap Growth Subaccount(9)
  07/02/01* to 12/31/01...................................    2.929810        2.672035         160,718
  01/01/02 to 12/31/02....................................    2.672035        1.753804         603,656
  01/01/03 to 12/31/03....................................    1.753804        2.326154         761,914
Davis Venture Value Subaccount
  07/02/01* to 12/31/01...................................    2.732567        2.588653         362,611
  01/01/02 to 12/31/02....................................    2.588653        2.123779       1,875,489
  01/01/03 to 12/31/03....................................    2.123779        2.729749       2,439,124
FI Value Leaders Subaccount
  07/02/01* to 12/31/01...................................    2.536164        2.299078          59,189
  01/01/02 to 12/31/02....................................    2.299078        1.818119         141,546
  01/01/03 to 12/31/03....................................    1.818119        2.265506         155,473
Harris Oakmark Large Cap Value Subaccount
  05/1/02** to 12/31/02...................................    1.171754        0.959150         346,899
  01/01/03 to 12/31/03....................................    0.959150        1.181930         848,193
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01...................................    3.661349        3.386818          48,928
  01/01/02 to 12/31/02....................................    3.386818        2.579943         429,949
  01/01/03 to 12/31/03....................................    2.579943        3.243457         892,566

---------------------------------------------------------------------------------------------------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.70% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................    0.888975        0.822900          65,241
  01/01/02 to 12/31/02....................................    0.822900        0.645272         357,005
  01/01/03 to 12/31/03....................................    0.645272        0.770805         507,702
MFS Investors Trust Subaccount(7)
  07/02/01* to 12/31/01...................................    0.969834        0.869044          20,965
  01/01/02 to 12/31/02....................................    0.869044        0.647565         194,801
  01/01/03 to 12/31/03....................................    0.647565        0.788920         234,214
Met/Putnam Voyager Subaccount
  07/02/01* to 12/31/01...................................    0.572465        0.489875         352,657
  01/01/02 to 12/31/02....................................    0.489875        0.342094         798,408
  01/01/03 to 12/31/03....................................    0.342094        0.422767         921,740
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01...................................    6.706564        6.116491          35,574
  01/01/02 to 12/31/02....................................    6.116491        4.432809         100,630
  01/01/03 to 12/31/03....................................    4.432809        5.661499         119,808
State Street Research Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................    1.000000        0.790820         121,578
  01/01/03 to 12/31/03....................................    0.790820        1.052822         199,452
FI Mid Cap Opportunities Subaccount(5)
  05/01/02** to 12/31/02..................................    1.000000        0.808737          45,544
  01/01/03 to 12/31/03....................................    0.808737        1.129771         255,104
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01...................................    2.447531        2.560471         334,770
  01/01/02 to 12/31/02....................................    2.560471        2.291097       2,067,511
  01/01/03 to 12/31/03....................................    2.291097        2.983451       2,738,683
FI Mid Cap Opportunities Subaccount(6)
  07/02/01* to 12/31/01...................................    1.854664        1.526338          36,995
  01/01/02 to 12/31/02....................................    1.526338        1.062807         109,598
  01/01/03 to 12/31/03....................................    1.062807        1.403054         272,854
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01...................................    1.047843        1.025233          66,365
  01/01/02 to 12/31/02....................................    1.025233        0.855652         639,277
  01/01/03 to 12/31/03....................................    0.855652        1.131880       1,409,636
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01...................................    1.538630        1.486683          20,342
  01/01/02 to 12/31/02....................................    1.486683        1.316717         288,491
  01/01/03 to 12/31/03....................................    1.316717        1.762691         658,288
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.953235        0.877953          55,533
  01/01/02 to 12/31/02....................................    0.877953        0.621095         741,502
  01/01/03 to 12/31/03....................................    0.621095        0.882999         740,456
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................    2.323975        2.195813          83,016
  01/01/02 to 12/31/02....................................    2.195813        1.691550         446,503
  01/01/03 to 12/31/03....................................    1.691550        2.266443         614,034
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01...................................    1.208576        1.173386         102,424
  01/01/02 to 12/31/02....................................    1.173386        0.915740         343,070
  01/01/03 to 12/31/03....................................    0.915740        1.311881         539,219

---------------------------------------------------------------------------------------------------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.70% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01...................................    1.424505        1.391779         273,428
  01/01/02 to 12/31/02....................................    1.391779        1.074305       2,295,466
  01/01/03 to 12/31/03....................................    1.074305        1.583394       2,912,650
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01...................................    0.937140        0.843508         226,647
  01/01/02 to 12/31/02....................................    0.843508        0.690294         498,276
  01/01/03 to 12/31/03....................................    0.690294        0.931131         682,309
FI International Stock Subaccount(8)
  07/02/01* to 12/31/01...................................    1.216918        1.110102          82,951
  01/01/02 to 12/31/02....................................    1.110102        0.899044         955,576
  01/01/03 to 12/31/03....................................    0.899044        1.130477       1,331,971
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01...................................    1.342191        1.347712          42,359
  01/01/02 to 12/31/02....................................    1.347712        1.317400         416,402
  01/01/03 to 12/31/03....................................    1.317400        1.543333       1,444,826
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01...................................    1.006417        1.050940         562,362
  01/01/02 to 12/31/02....................................    1.050940        1.129254       4,762,348
  01/01/03 to 12/31/03....................................    1.129254        1.158024       6,709,033
Janus Aggressive Growth Subaccount(1)
  07/02/01* to 12/31/01...................................    0.951244        0.773133         124,762
  01/01/02 to 12/31/02....................................    0.773133        0.525828         514,392
  01/01/03 to 12/31/03....................................    0.525828        0.671555         580,545
Met/AIM Mid Cap Core Equity Subaccount
  05/01/02** to 12/31/02..................................    1.137789        0.963044         137,723
  01/01/03 to 12/31/03....................................    0.963044        1.194645         183,049
T. Rowe Price Mid-Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.929877        0.821539          71,429
  01/01/02 to 12/31/02....................................    0.821539        0.451995         409,032
  01/01/03 to 12/31/03....................................    0.451995        0.607194         695,187
Met/AIM Small Cap Growth Subaccount
  05/01/02** to 12/31/02..................................    1.120305        0.844170          79,574
  01/01/03 to 12/31/03....................................    0.844170        1.152523         243,889
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01...................................    0.757014        0.607775          18,155
  01/01/02 to 12/31/02....................................    0.607775        0.294387         519,010
  01/01/03 to 12/31/03....................................    0.294387        0.456051       1,399,520
Harris Oakmark International Subaccount -- Class E(2)
  05/01/02** to 12/31/02..................................    1.057837        0.880537          37,801
  01/01/03 to 12/31/03....................................    0.880537        1.169997         215,054
Harris Oakmark International Subaccount -- Class B(3)
  05/01/03 to 12/31/03....................................    0.871034        1.167616         123,103
MFS Research International Subaccount
  07/02/01* to 12/31/01...................................    0.925535        0.845591         121,011
  01/01/02 to 12/31/02....................................    0.845591        0.733228         442,986
  01/01/03 to 12/31/03....................................    0.733228        0.951860         634,773

---------------------------------------------------------------------------------------------------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.95% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
American Funds Growth Subaccount
  07/02/01* to 12/31/01...................................   11.799521       10.405746          68,458
  01/01/02 to 12/31/02....................................   10,405746        7.709043         494,235
  01/01/03 to 12/31/03....................................    7,709043       10.343073         819,991
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01...................................    7.996107        7.739803         100,571
  01/01/02 to 12/31/02....................................    7.739803        6.197869         534,754
  01/01/03 to 12/31/03....................................    6.197869        8.049268         962,599
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01...................................    1.442464        1.327864         105,244
  01/01/02 to 12/31/02....................................    1.327864        1.054096         469,062
  01/01/03 to 12/31/03....................................    1.054096        1.587124         820,699

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

(1) Previously, the Janus Growth Subaccount. On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Subaccount reflects the accumulation unit value history of the Janus Growth Subaccount through the date of the merger.

(2) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

(3) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

(4) Previously, the Balanced Subaccount. On or about April 30, 2004, the Balanced Portfolio merged into the MFS Total Return Portfolio.

(5) Previously, the FI Mid Cap Opportunities Subaccount. On or about April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.

(6) Previously, the Janus Mid Cap Subaccount. On or about April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.

(7) Previously, the MFS Research Managers Subaccount. On or about April 30, 2004, the MFS Research Managers Portfolio merged into the MFS Investors Trust Portfolio.

(8) Previously, the Putnam International Stock Subaccount. Effective December 16, 2003, Putnam International Stock Portfolio changed its name to FI International Stock Portfolio and Fidelity Management & Research Company replaced Putnam Investment Management, LLC as subadviser.

(9) Previously, the Alger Equity Growth Subaccount. Effective May 1, 2004, Alger Equity Growth Portfolio changed its name to State Street Research Large Cap Growth Portfolio and State Street Research & Management Company replaced Fred Alger Management, Inc. as subadviser.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                    1.75% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01...................................    2.081394        2.089393          3,726
  01/01/02 to 12/31/02....................................    2.089393        2.077056        115,911
  01/01/03 to 12/31/03....................................    2.077056        2.052347        206,527
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01...................................    1.087046        1.116398         62,580
  01/01/02 to 12/31/02....................................    1.116398        1.206098        196,049
  01/01/03 to 12/31/03....................................    1.206098        1.225242        367,394
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01...................................    1.516984        1.549379         38,272
  01/01/02 to 12/31/02....................................    1.549379        1.665060        132,507
  01/01/03 to 12/31/03....................................    1.665060        1.840643        154,353
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01...................................    1.401347        1.440939         61,324
  01/01/02 to 12/31/02....................................    1.440939        1.523888        241,884
  01/01/03 to 12/31/03....................................    1.523888        1.520638        298,044
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01...................................    3.564549        3.686901         21,660
  01/01/02 to 12/31/02....................................    3.686901        2.918881        103,404
  01/01/03 to 12/31/03....................................    3.918881        4.065889        139,465
MFS Total Return Subaccount(4)
  07/02/01* to 12/31/01...................................    1.464563        1.435667          1,192
  01/01/02 to 12/31/02....................................    1.435667        1.217133         66,379
  01/01/03 to 12/31/03....................................    1.217133        1.430821         95,693
State Street Research Large Cap Growth Subaccount(9)
  07/02/01* to 12/31/01...................................    2.920053        2.662472          3,467
  01/01/02 to 12/31/02....................................    2.662472        1.746649         35,532
  01/01/03 to 12/31/03....................................    1.746649        2.315518         54,177
Davis Venture Value Subaccount
  07/02/01* to 12/31/01...................................    2.723469        2.579391         24,718
  01/01/02 to 12/31/02....................................    2.579391        2.115126         83,313
  01/01/03 to 12/31/03....................................    2.115126        2.717278        186,217
FI Value Leaders Subaccount
  07/02/01* to 12/31/01...................................    2.525819        2.289129          2,385
  01/01/02 to 12/31/02....................................    2.289129        1.809350          4,199
  01/01/03 to 12/31/02....................................    1.809350        2.253454          2,026
Harris Oakmark Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................    1.169719        0.957165          6,240
  01/01/03 to 12/31/03....................................    0.957165        1.178909        133,374
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01...................................    3.640953        3.367114          1,602
  01/01/02 to 12/31/02....................................    3.367114        2.563650         12,885
  01/01/03 to 12/31/03....................................    2.563650        3.221364         43,016

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.75% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................    0.888009        0.821799             --
  01/01/02 to 12/31/02....................................    0.821799        0.644076            113
  01/01/02 to 12/31/03....................................    0.644076        0.768987             --
MFS Investors Trust Subaccount(7)
  07/02/01* to 12/31/01...................................    0.968779        0.867885             --
  01/01/02 to 12/31/02....................................    0.867885        0.646387         34,021
  01/01/03 to 12/31/03....................................    0.646387        0.787096         41,109
Met/Putnam Voyager Subaccount
  07/02/01* to 12/31/01...................................    0.572129        0.489463          9,969
  01/01/02 to 12/31/02....................................    0.489463        0.341629         47,944
  01/01/03 to 12/31/03....................................    0.341629        0.421983         80,148
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01...................................    6.646372        6.060088             --
  01/01/02 to 12/31/02....................................    6.060088        4.389732            474
  01/01/03 to 12/31/03....................................    4.389732        5.603676          1,915
State Street Research Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................    1.000000        0.790550            177
  01/01/03 to 12/31/03....................................    0.790550        1.051924         39,697
FI Mid Cap Opportunities Subaccount
  05/01/02** to 12/31/02..................................    1.000000        0.808467            100
  01/01/03 to 12/31/03....................................    0.808467        1.128826          1,646
Harris Oakmark Focused Value Subaccount(5)
  07/02/01* to 12/31/01...................................    2.437546        2.549392         37,773
  01/01/02 to 12/31/02....................................    2.549392        2.280051        155,827
  01/01/03 to 12/31/03....................................    2.280051        2.967584        250,141
FI Mid Cap Opportunities Subaccount(6)
  07/02/01* to 12/31/01...................................    1.850647        1.522653          1,120
  01/01/02 to 12/31/02....................................    1.522653        1.059709          7,895
  01/01/03 to 12/31/03....................................    1.059709        1.398268         16,456
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01...................................    1.047323        1.024468         11,128
  01/01/02 to 12/31/02....................................    1.024468        0.854588        105,536
  01/01/03 to 12/31/03....................................    0.854588        1.129909        134,757
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01...................................    1.536596        1.484349             --
  01/01/02 to 12/31/02....................................    1.484349        1.313988         26,949
  01/01/03 to 12/31/03....................................    1.313988        1.758158         63,043
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.953154        0.877663          4,721
  01/01/02 to 12/31/02....................................    0.877663        0.620592        174,872
  01/01/03 to 12/31/03....................................    0.620592        0.881848        118,928
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................    2.315655        2.187411         28,649
  01/01/02 to 12/31/02....................................    2.187411        1.684230         87,636
  01/01/03 to 12/31/03....................................    1.684230        2.255498        142,245
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01...................................    1.206977        1.171534            179
  01/01/02 to 12/31/02....................................    1.171534        0.913844         23,573
  01/01/03 to 12/31/03....................................    0.913844        1.308508         99,526

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.75% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01...................................    1.423799        1.390747         20,109
  01/01/02 to 12/31/02....................................    1.390747        1.072963        127,030
  01/01/03 to 12/31/03....................................    1.072963        1.580633        210,395
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01...................................    0.935900        0.842180         11,455
  01/01/02 to 12/31/02....................................    0.842180        0.688853         24,171
  01/01/03 to 12/31/03....................................    0.688853        0.928722         92,621
FI International Stock Subaccount(8)
  07/02/01* to 12/31/01...................................    1.210739        1.104195          7,748
  01/01/02 to 12/31/02....................................    1.104195        0.893799         76,640
  01/01/03 to 12/31/03....................................    0.893799        1.123316        144,888
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01...................................    1.338725        1.343890         38,193
  01/01/02 to 12/31/02....................................    1.343890        1.313005        209,548
  01/01/03 to 12/31/03....................................    1.313005        1.537430        232,356
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01...................................    1.006224        1.050481         67,026
  01/01/02 to 12/31/02....................................    1.050481        1.128196        379,123
  01/01/03 to 12/31/03....................................    1.128196        1.156359        600,340
Janus Aggressive Growth Subaccount(1)
  07/02/01* to 12/31/01...................................    0.951163        0.772873         10,431
  01/01/02 to 12/31/02....................................    0.772873        0.525388         40,581
  01/01/03 to 12/31/03....................................    0.525388        0.670658         87,936
Met/AIM Mid Cap Core Equity Subaccount
  05/01/02** to 12/31/02..................................    1.137471        0.962451             88
  01/01/03 to 12/31/03....................................    0.962451        1.193316         64,371
T. Rowe Price Mid-Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.929697        0.821174         21,033
  01/01/02 to 12/31/02....................................    0.821174        0.451565         97,033
  01/01/03 to 12/31/03....................................    0.451565        0.606324        140,811
Met/AIM Small Cap Growth Subaccount
  05/01/02** to 12/31/02..................................    1.119992        0.843658          2,402
  01/01/03 to 12/31/03....................................    0.843658        1.151241         16,115
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01...................................    0.756868        0.607511            541
  01/01/02 to 12/31/02....................................    0.607511        0.294110         48,205
  01/01/03 to 12/31/03....................................    0.294110        0.455407        110,818
Harris Oakmark International Subaccount -- Class E(2)
  05/01/02** to 12/31/02..................................    1.057541        0.879995             95
  01/01/03 to 12/31/03....................................    0.879995        1.168691         21,408
Harris Oakmark International Subaccount -- Class B(3)
  05/01/03 to 12/31/03....................................    0.870354        1.166319         10,812
MFS Research International Subaccount
  07/02/01* to 12/31/01...................................    0.925357        0.845217          9,822
  01/01/02 to 12/31/02....................................    0.845217        0.732535         63,544
  01/01/03 to 12/31/03....................................    0.732535        0.950484         66,468

                                                                    2.00% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
American Funds Growth Subaccount
  07/02/01* to 12/31/01...................................   11.697271       10.312989          9,898
  01/01/02 to 12/31/02....................................   10.312989        7.636492         41,293
  01/01/03 to 12/31/03....................................    7.636492       10.240627         77,558

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    2.00% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01...................................    7.926827        7.670819         15,325
  01/01/02 to 12/31/02....................................    7.670819        6.139539         57,868
  01/01/03 to 12/31/03....................................    6.139539        7.969526        117,873
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01...................................    1.440175        1.325422          4,070
  01/01/02 to 12/31/02....................................    1.325422        1.051628         31,805
  01/01/03 to 12/31/03....................................    1.051628        1.582616         65,892

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

(1) Previously, the Janus Growth Subaccount. On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Subaccount reflects the accumulation unit value history of the Janus Growth Subaccount through the date of the merger.

(2) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

(3) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

(4) Previously, the Balanced Subaccount. On or about April 30, 2004, the Balanced Portfolio merged into the MFS Total Return Portfolio.

(5) Previously, the FI Mid Cap Opportunities Subaccount. On or about April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.

(6) Previously, the Janus Mid Cap Subaccount. On or about April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.

(7) Previously, the MFS Research Managers Subaccount. On or about April 30, 2004, the MFS Research Managers Portfolio merged into the MFS Investors Trust Portfolio.

(8) Previously, the Putnam International Stock Subaccount. Effective December 16, 2003, Putnam International Stock Portfolio changed its name to FI International Stock Portfolio and Fidelity Management & Research Company replaced Putnam Investment Management, LLC as subadviser.

(9) Previously, the Alger Equity Growth Subaccount. Effective May 1, 2004, Alger Equity Growth Portfolio changed its name to State Street Research Large Cap Growth Portfolio and State Street Research & Management Company replaced Fred Alger Management, Inc. as subadviser.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                    1.80% VARIABLE ACCOUNT CHARGE
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Money Market Subaccount
  05/01/03 to 12/31/03....................................    2.049368        2.031611         363,801
Lehman Brothers Aggregate Bond Index Subaccount
  05/01/03 to 12/31/03....................................    1.222116        1.222219         441,288
Salomon Brothers Strategic Bond Opportunities Subaccount
  05/01/03 to 12/31/03....................................    1.761522        1.832210         829,237
Salomon Brothers U.S. Government Subaccount
  05/01/03 to 12/31/03....................................    1.525791        1.513685         718,527
State Street Research Bond Income Subaccount
  05/01/03 to 12/31/03....................................    3.977630        4.025325         913,492
MFS Total Return Subaccount(4)
  05/01/03 to 12/31/03....................................    1.253003        1.424264         470,667
State Street Research Large Cap Growth Subaccount(9)
  05/01/03 to 12/31/03....................................    1.867190        2.304886         267,041
Davis Venture Value Subaccount
  05/01/03 to 12/31/03....................................    2.153678        2.704803         555,216
FI Value Leaders Subaccount
  05/01/03 to 12/31/03....................................    1.835375        2.241418          30,003
Harris Oakmark Large Cap Value Subaccount
  05/01/03 to 12/31/03....................................    0.982176        1.175881         597,716
MetLife Stock Index Subaccount
  05/01/03 to 12/31/03....................................    2.647819        3.199436         333,587
MFS Investors Trust Subaccount
  05/01/03 to 12/31/03....................................    0.659749        0.767177         107,536
MFS Investors Trust Subaccount(7)
  05/01/03 to 12/31/03....................................    0.665752        0.785238         149,647
Met/Putnam Voyager Subaccount
  05/01/03 to 12/31/03....................................    0.360925        0.421202          85,038
State Street Research Investment Trust Subaccount
  05/01/03 to 12/31/03....................................    4.589623        5.546336          24,426
State Street Research Large Cap Value Subaccount
  05/01/03 to 12/31/03....................................    0.819990        1.051051         124,959
FI Mid Cap Opportunities Subaccount(5)
  05/01/03 to 12/31/03....................................    0.849549        1.127879         165,137
Harris Oakmark Focused Value Subaccount
  05/01/03 to 12/31/03....................................    2.314608        2.961746         696,060
FI Mid Cap Opportunities Subaccount(6)
  05/01/03 to 12/31/03....................................    1.113724        1.393466          77,073
MetLife Mid Cap Stock Index Subaccount
  05/01/03 to 12/31/03....................................    0.865582        1.127939         582,263
Neuberger Berman Mid Cap Value Subaccount
  05/01/03 to 12/31/03....................................    1.346249        1.753620         214,021
Franklin Templeton Small Cap Growth Subaccount
  05/01/03 to 12/31/03....................................    0.639514        0.880635         185,777
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................
  01/01/02 to 12/31/02....................................
  01/01/03 to 12/31/03....................................    1.728027        1.244593         161,613

                                                                    1.80% VARIABLE ACCOUNT CHARGE
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Russell 2000 Index Subaccount
  05/01/03 to 12/31/03....................................    0.945080        1.305123         626,428
State Street Research Aurora Subaccount
  05/01/03 to 12/31/03....................................    1.075847        1.577841         791,970
Morgan Stanley EAFE Index Subaccount
  05/01/03 to 12/31/03....................................    0.690605        0.926400         356,051
FI International Stock Subaccount(8)
  05/01/03 to 12/31/03....................................    0.886221        1.116207         287,623
Lord Abbett Bond Debenture Subaccount
  05/01/03 to 12/31/03....................................    1.414198        1.545403         568,888
PIMCO Total Return Portfolio Subaccount
  05/01/03 to 12/31/03....................................    1.151196        1.154696       2,166,619
Janus Aggressive Growth Subaccount(1)
  05/01/03 to 12/31/03....................................    0.550810        0.669751         291,887
Met/AIM Mid Cap Core Equity Subaccount
  05/01/03 to 12/31/03....................................    0.966838        1.191969         204,491
T. Rowe Price Mid-Cap Growth Subaccount
  05/01/03 to 12/31/03....................................    0.471683        0.605487         306,212
Met/AIM Small Cap Growth Subaccount
  05/01/03 to 12/31/03....................................    0.865344        1.149956         247,022
PIMCO Innovation Subaccount
  05/01/03 to 12/31/03....................................    0.327630        0.454727         440,493
Harris Oakmark International Subaccount -- Class E(2)
  05/01/03 to 12/31/03....................................          --              --              --
Harris Oakmark International Subaccount -- Class B(3)
  05/01/03** to 12/31/03..................................    0.869676        1.165014         243,816
MFS Research International Subaccount
  05/01/03 to 12/31/03....................................    0.727034        0.938320         409,906

                                                                    2.05% VARIABLE ACCOUNT CHARGE
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ---------------------------------------------
American Funds Growth Subaccount
  05/01/03 to 12/31/03....................................    8.157470       10.139877         285,323
American Funds Growth -- Income Subaccount
  05/01/03 to 12/31/03....................................    6.325180        7.891275         368,659
American Funds Global Small Capitalization Subaccount
  05/01/03 to 12/31/03....................................    1.082684        1.578095         316,232

------------
(1) Previously, the Janus Growth Subaccount. On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Subaccount reflects the accumulation unit value history of the Janus Growth Subaccount through the date of the merger.

(2) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

(3) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

(4) Previously, the Balanced Subaccount. On or about April 30, 2004, the Balanced Portfolio merged into the MFS Total Return Portfolio.

(5) Previously, the FI Mid Cap Opportunities Subaccount. On or about April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.

(6) Previously, the Janus Mid Cap Subaccount. On or about April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.

(7) Previously, the MFS Research Managers Subaccount. On or about April 30, 2004, the MFS Research Managers Portfolio merged into the MFS Investors Trust Portfolio.

(8) Previously, the Putnam International Stock Subaccount. Effective December 16, 2003, Putnam International Stock Portfolio changed its name to FI International Stock Portfolio and Fidelity Management & Research Company replaced Putnam Investment Management, LLC as subadviser.

(9) Previously, the Alger Equity Growth Subaccount. Effective May 1, 2004, Alger Equity Growth Portfolio changed its name to State Street Research Large Cap Growth Portfolio and State Street Research & Management Company replaced Fred Alger Management, Inc. as subadviser.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                    1.85% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01...................................    2.044548        2.051376         201,503
  01/01/02 to 12/31/02....................................    2.051376        2.037226         964,619
  01/01/03 to 12/31/03....................................    2.037226        2.010985       1,182,520
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01...................................    1.084173        1.112895          40,082
  01/01/02 to 12/31/02....................................    1.112895        1.201097         383,757
  01/01/03 to 12/31/03....................................    1.201097        1.218948         411,372
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01...................................    1.506894        1.538305         103,068
  01/01/02 to 12/31/02....................................    1.538305        1.651512         351,381
  01/01/03 to 12/31/03....................................    1.651512        1.823846         718,478
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01...................................    1.392026        1.430643         379,947
  01/01/02 to 12/31/02....................................    1.430643        1.511492         977,904
  01/01/03 to 12/31/03....................................    1.511492        1.506758         872,600
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01...................................    3.501451        3.619833          84,982
  01/01/02 to 12/31/02....................................    3.619833        3.843757         367,970
  01/01/03 to 12/31/03....................................    3.843757        3.983960         429,422
MFS Total Return Subaccount(4)
  07/02/01* to 12/31/01...................................    1.454822        1.425405         123,058
  01/01/02 to 12/31/02....................................    1.425405        1.207224         265,627
  01/01/03 to 12/31/03....................................    1.207224        1.417756         517,722
State Street Research Large Cap Growth Subaccount(9)
  07/02/01* to 12/31/01...................................    2.900635        2.643452          85,374
  01/01/02 to 12/31/02....................................    2.643452        1.732440          87,089
  01/01/03 to 12/31/03....................................    1.732440        2.294385         144,236
Davis Venture Value Subaccount
  07/02/01* to 12/31/01...................................    2.705362        2.560966         191,591
  01/01/02 to 12/31/02....................................    2.560966        2.097908         484,421
  01/01/03 to 12/31/03....................................    2.097908        2.692475         589,561
FI Value Leaders Subaccount
  07/02/01* to 12/31/01...................................    2.505256        2.269359          85,627
  01/01/02 to 12/31/02....................................    2.269359        1.791922         174,701
  01/01/03 to 12/31/03....................................    1.791922        2.229514          86,812
Harris Oakmark Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................    1.165659        0.953209         167,441
  01/01/03 to 12/31/03....................................    0.953209        1.172864         218,961
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01...................................    3.600500        3.328042          34,007
  01/01/02 to 12/31/02....................................    3.328042        2.531361         165,994
  01/01/03 to 12/31/03....................................    2.531361        3.177613         221,076

---------------------------------------------------------------------------------------------------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.85% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................    0.886078        0.819603          40,859
  01/01/02 to 12/31/02....................................    0.819603        0.641720         156,500
  01/01/03 to 12/31/03....................................    0.641720        0.765404         150,754
MFS Investors Trust Subaccount(7)
  07/02/01** to 12/31/01..................................    0.966673        0.865566           8,533
  01/01/02 to 12/31/02....................................    0.865566        0.644011          29,803
  01/01/03 to 12/31/03....................................    0.644011        0.783420         150,635
Met/Putnam Voyager Subaccount
  07/02/01* to 12/31/01...................................    0.571458        0.488640         124,798
  01/01/02 to 12/31/02....................................    0.488640        0.340718         177,725
  01/01/03 to 12/31/03....................................    0.340718        0.420437         164,550
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01...................................    6.527604        5.948828          17,338
  01/01/02 to 12/31/02....................................    5.948828        4.304826          29,816
  01/01/03 to 12/31/03....................................    4.304826        5.489819          48,924
State Street Research Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................    1.000000        0.790023          86,591
  01/01/03 to 12/31/03....................................    0.790023        1.050182         251,798
FI Mid Cap Opportunities Subaccount(5)
  05/01/02** to 12/31/02..................................    1.000000        0.807930          44,810
  01/01/03 to 12/31/03....................................    0.807930        1.126945         137,642
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01...................................    2.417697        2.527368         151,414
  01/01/02 to 12/31/02....................................    2.527368        2.258088         570,820
  01/01/03 to 12/31/03....................................    2.258088        2.936075         538,634
FI Mid Cap Opportunities Subaccount(6)
  07/02/01* to 12/31/01...................................    1.842639        1.515308          43,023
  01/01/02 to 12/31/02....................................    1.515308        1.053641          38,872
  01/01/03 to 12/31/03....................................    1.053541        1.388745          36,357
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01...................................    1.046284        1.022945          59,366
  01/01/02 to 12/31/02....................................    1.022945        0.852463         108,174
  01/01/03 to 12/31/03....................................    0.852463        1.125970         125,950
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01...................................    1.532536        1.479690          16,606
  01/01/02 to 12/31/02....................................    1.479690        1.308561         149,440
  01/01/03 to 12/31/03....................................    1.308561        1.749151          75,531
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.952992        0.877077          66,878
  01/01/02 to 12/31/02....................................    0.877077        0.619548         181,969
  01/01/03 to 12/31/03....................................    0.619548        0.879481         189,078
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................    2.299104        2.170688          23,355
  01/01/02 to 12/31/02....................................    2.170688        1.669690         107,049
  01/01/03 to 12/31/03....................................    1.669690        2.233795         180,436
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01...................................    1.203786        1.167855          49,396
  01/01/02 to 12/31/02....................................    1.167855        0.910067         111,573
  01/01/03 to 12/31/03....................................    0.910067        1.301795         287,701

---------------------------------------------------------------------------------------------------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.85% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01...................................    1.422390        1.388672         157,084
  01/01/02 to 12/31/02....................................    1.388672        1.070299         760,612
  01/01/03 to 12/31/03....................................    1.070299        1.575133         599,993
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01...................................    0.933426        0.839531          27,550
  01/01/02 to 12/31/02....................................    0.839531        0.686005         103,767
  01/01/03 to 12/31/03....................................    0.686005        0.923962         424,754
FI International Stock Subaccount(8)
  07/02/01* to 12/31/01...................................    1.198477        1.092462          16,241
  01/01/02 to 12/31/02....................................    1.092462        0.883420         223,223
  01/01/03 to 12/31/03....................................    0.883420        1.109164         256,999
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01...................................    1.331819        1.336300          71,753
  01/01/02 to 12/31/02....................................    1.336300        1.304288         144,282
  01/01/03 to 12/31/03....................................    1.304288        1.525690         578,734
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01...................................    1.005838        1.049555         287,549
  01/01/02 to 12/31/02....................................    1.049555        1.126068       1,288,141
  01/01/03 to 12/31/03....................................    1.126068        1.153023       2,188,369
Janus Aggressive Growth Subaccount(1)
  07/02/01* to 12/31/01...................................    0.951001        0.772355         106,288
  01/01/02 to 12/31/02....................................    0.772355        0.524510         148,841
  01/01/03 to 12/31/03....................................    0.524510        0.668877         225,992
Met/AIM Mid Cap Core Equity Subaccount
  05/01/02** to 12/31/02..................................    1.136835        0.961265          24,037
  01/01/03 to 12/31/03....................................    0.961265        1.190651         149,719
T. Rowe Price Mid-Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.929338        0.820451          81,714
  01/01/02 to 12/31/02....................................    0.820451        0.450718         134,696
  01/01/03 to 12/31/03....................................    0.450718        0.604574         223,560
Met/AIM Small Cap Growth Subaccount
  05/01/02** to 12/31/02..................................    1.119366        0.842626          26,727
  01/01/03 to 12/31/03....................................    0.842626        1.148687          57,378
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01...................................    0.756576        0.606964          95,989
  01/01/02 to 12/31/02....................................    0.606964        0.293553          18,562
  01/01/03 to 12/31/03....................................    0.293553        0.454084         153,676
Harris Oakmark International Subaccount -- Class E(2)
  05/01/02** to 12/31/02..................................    1.056950        0.878920           7,092
  01/01/03 to 12/31/03....................................    0.878920        1.166106         214,966
Harris Oakmark International Subaccount -- Class B(3)
  05/01/03** to 12/31/03..................................    0.868997        1.163718           9,825
MFS Research International Subaccount
  07/02/01* to 12/31/01...................................    0.925002        0.844474          54,060
  01/01/02 to 12/31/02....................................    0.844474        0.731160         101,507
  01/01/03 to 12/31/03....................................    0.731160        0.947757         123,623

---------------------------------------------------------------------------------------------------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    2.10% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
American Funds Growth Subaccount
  07/02/01* to 12/31/01...................................   11.495493       10.130034          22,270
  01/01/02 to 12/31/02....................................   10.130034        7.493513         102,806
  01/01/03 to 12/31/03....................................    7.493513       10.038856         228,208
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01...................................    7.790110        7.534767          39,554
  01/01/02 to 12/31/02....................................    7.534767        6.024627         178,521
  01/01/03 to 12/31/03....................................    6.024627        7.812562         351,918
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01...................................    1.435610        1.320560          93,775
  01/01/02 to 12/31/02....................................    1.320560        1.046728         166,626
  01/01/03 to 12/31/03....................................    1.046728        1.573673         229,433

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

(1) Previously, the Janus Growth Subaccount. On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Subaccount reflects the accumulation unit value history of the Janus Growth Subaccount through the date of the merger.

(2) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

(3) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

(4) Previously, the Balanced Subaccount. On or about April 30, 2004, the Balanced Portfolio merged into the MFS Total Return Portfolio.

(5) Previously, the FI Mid Cap Opportunities Subaccount. On or about April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.

(6) Previously, the Janus Mid Cap Subaccount. On or about April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.

(7) Previously, the MFS Research Managers Subaccount. On or about April 30, 2004, the MFS Research Managers Portfolio merged into the MFS Investors Trust Portfolio.

(8) Previously, the Putnam International Stock Subaccount. Effective December 16, 2003, Putnam International Stock Portfolio changed its name to FI International Stock Portfolio and Fidelity Management & Research Company replaced Putnam Investment Management, LLC as subadviser.

(9) Previously, the Alger Equity Growth Subaccount. Effective May 1, 2004, Alger Equity Growth Portfolio changed its name to State Street Research Large Cap Growth Portfolio and State Street Research & Management Company replaced Fred Alger Management, Inc. as subadviser.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                  1.95% VARIABLE ACCOUNT CHARGE
                                                         -----------------------------------------------
                                                                                            NUMBER OF
                                                         ACCUMULATION                      ACCUMULATION
                                                          UNIT VALUE     ACCUMULATION         UNITS
                                                         AT BEGINNING    UNIT VALUE AT    OUTSTANDING AT
                                                          OF PERIOD      END OF PERIOD    END OF PERIOD
                                                         ------------    -------------    --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01................................    2.008355        2.014060           220,232
  01/01/02 to 12/31/02.................................    2.014060        1.998162           272,112
  01/01/03 to 12/31/03.................................    1.998162        1.970453           803,996
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01................................    1.081307        1.109395            23,997
  01/01/02 to 12/31/02.................................    1.109395        1.196133            75,524
  01/01/03 to 12/31/03.................................    1.196133        1.212698           311,544
Salomon Brothers Strategic Bond Opportunities
  Subaccount
  07/02/01* to 12/31/01................................    1.496872        1.527317            18,898
  01/01/02 to 12/31/02.................................    1.527317        1.638059           156,100
  01/01/03 to 12/31/03.................................    1.638059        1.807173           420,899
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01................................    1.382767        1.420413            81,484
  01/01/02 to 12/31/02.................................    1.420413        1.499178           307,626
  01/01/03 to 12/31/03.................................    1.499178        1.492986           464,934
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01................................    3.439469        3.553985            59,043
  01/01/02 to 12/31/02.................................    3.553985        3.770053           143,354
  01/01/03 to 12/31/03.................................    3.770053        3.903661           283,565
MFS Total Return Subaccount(4)
  07/02/01* to 12/31/01................................    1.445146        1.415219            68,427
  01/01/02 to 12/31/02.................................    1.415219        1.197402           308,024
  01/01/03 to 12/31/03.................................    1.197402        1.404814           261,686
State Street Research Large Cap Growth Subaccount(9)
  07/02/01* to 12/31/01................................    2.881346        2.624563            12,874
  01/01/02 to 12/31/02.................................    2.624563        1.718329            51,854
  01/01/03 to 12/31/03.................................    1.718329        2.273436            95,491
Davis Venture Value Subaccount
  07/02/01* to 12/31/01................................    2.687376        2.542672           121,352
  01/01/02 to 12/31/02.................................    2.542672        2.080839           313,036
  01/01/03 to 12/31/03.................................    2.080839        2.667899           311,863
FI Value Leaders Subaccount
  07/02/01* to 12/31/01................................    2.484860        2.249757            46,359
  01/01/02 to 12/31/02.................................    2.249757        1.774666           165,117
  01/01/03 to 12/31/03.................................    1.774666        2.205845            60,867
Harris Oakmark Large Cap Value Subaccount
  05/01/02** to 12/31/02...............................    1.161613        0.949257            25,941
  01/01/03 to 12/31/03.................................    0.949257        1.166833           124,213
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01................................    3.560497        3.289425            24,005
  01/01/02 to 12/31/02.................................    3.289425        2.499483            95,818
  01/01/03 to 12/31/03.................................    2.499483        3.134477            96,716

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                  1.95% VARIABLE ACCOUNT CHARGE
                                                         -----------------------------------------------
                                                                                            NUMBER OF
                                                         ACCUMULATION                      ACCUMULATION
                                                          UNIT VALUE     ACCUMULATION         UNITS
                                                         AT BEGINNING    UNIT VALUE AT    OUTSTANDING AT
                                                          OF PERIOD      END OF PERIOD    END OF PERIOD
                                                         ------------    -------------    --------------
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01................................    0.884152        0.817414                --
  01/01/02 to 12/31/02.................................    0.817414        0.639359               113
  01/01/03 to 12/31/03.................................    0.639359        0.761825             8,586
MFS Investors Trust Subaccount(7)
  07/02/01* to 12/31/01................................    0.964571        0.863251            11,616
  01/01/02 to 12/31/02.................................    0.863251        0.641647            43,565
  01/01/03 to 12/31/03.................................    0.641647        0.779763            66,762
Met/Putnam Voyager Subaccount
  07/02/01* to 12/31/01................................    0.570787        0.487828           182,320
  01/01/02 to 12/31/02.................................    0.487828        0.339806           201,314
  01/01/03 to 12/31/03.................................    0.339806        0.418895           244,394
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01................................    6.410958        5.839601             4,566
  01/01/02 to 12/31/02.................................    5.839601        4.221542            16,215
  01/01/03 to 12/31/03.................................    4.221542        5.378222            20,661
State Street Research Large Cap Value Subaccount
  05/01/02** to 12/31/02...............................    1.000000        0.789497               100
  01/01/03 to 12/31/03.................................    0.789497        1.048437           108,521
FI Mid Cap Opportunities Subaccount(5)
  05/01/02** to 12/31/02...............................    1.000000        0.807382               100
  01/01/03 to 12/31/03.................................    0.807382        1.125050            38,408
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01................................    2.398010        2.505536            34,665
  01/01/02 to 12/31/02.................................    2.505536        2.236337           277,772
  01/01/03 to 12/31/03.................................    2.236337        2.904875           231,534
FI Mid Cap Opportunities Subaccount(6)
  07/02/01* to 12/31/01................................    1.834666        1.508004                --
  01/01/02 to 12/31/02.................................    1.508004        1.047409            17,205
  01/01/03 to 12/31/03.................................    1.047409        1.379275            28,005
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01................................    1.045247        1.021416            58,568
  01/01/02 to 12/31/02.................................    1.021416        0.850343            96,070
  01/01/03 to 12/31/03.................................    0.850343        1.122044           148,295
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01................................    1.528486        1.475044             5,550
  01/01/02 to 12/31/02.................................    1.475044        1.303133             5,590
  01/01/03 to 12/31/03.................................    1.303133        1.740135           138,714
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01................................    0.952829        0.876485            83,475
  01/01/02 to 12/31/02.................................    0.876485        0.618513           139,280
  01/01/03 to 12/31/03.................................    0.618513        0.877138           140,671
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01................................    2.282672        2.154109            15,539
  01/01/02 to 12/31/02.................................    2.154109        1.655281            51,749
  01/01/03 to 12/31/03.................................    1.655281        2.212305            69,640
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01................................    1.200603        1.164191            41,306
  01/01/02 to 12/31/02.................................    1.164191        0.906299            77,389
  01/01/03 to 12/31/03.................................    0.906299        1.295122           113,352

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                  1.95% VARIABLE ACCOUNT CHARGE
                                                         -----------------------------------------------
                                                                                            NUMBER OF
                                                         ACCUMULATION                      ACCUMULATION
                                                          UNIT VALUE     ACCUMULATION         UNITS
                                                         AT BEGINNING    UNIT VALUE AT    OUTSTANDING AT
                                                          OF PERIOD      END OF PERIOD    END OF PERIOD
                                                         ------------    -------------    --------------
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01................................    1.420982        1.386605            30,583
  01/01/02 to 12/31/02.................................    1.386605        1.067631           234,686
  01/01/03 to 12/31/03.................................    1.067631        1.569640           433,017
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01................................    0.930958        0.836899             6,859
  01/01/02 to 12/31/02.................................    0.836899        0.683168            42,456
  01/01/03 to 12/31/03.................................    0.683168        0.919223            83,836
FI International Stock Subaccount(8)
  07/02/01* to 12/31/01................................    1.186338        1.080853            10,065
  01/01/02 to 12/31/02.................................    1.080853        0.873156            37,534
  01/01/03 to 12/31/03.................................    0.873156        1.095183           121,512
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01................................    1.324949        1.328748             5,256
  01/01/02 to 12/31/02.................................    1.328748        1.295619            41,947
  01/01/03 to 12/31/03.................................    1.295619        1.514036           405,947
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01................................    1.005452        1.048627                --
  01/01/02 to 12/31/02.................................    1.048627        1.123949           142,585
  01/01/03 to 12/31/03.................................    1.123949        1.149700         1,012,550
Janus Aggressive Growth Subaccount(1)
  07/02/01* to 12/31/01................................    0.950839        0.771837           107,551
  01/01/02 to 12/31/02.................................    0.771837        0.523633           211,745
  01/01/03 to 12/31/03.................................    0.523633        0.667104           196,256
Met/AIM Mid Cap Core Equity Subaccount
  05/01/02** to 12/31/02...............................    1.136200        0.960092             5,923
  01/01/03 to 12/31/03.................................    0.960092        1.188010            21,850
T. Rowe Price Mid-Cap Growth Subaccount
  07/02/01* to 12/31/01................................    0.928979        0.819713            24,117
  01/01/02 to 12/31/02.................................    0.819713        0.449852            92,081
  01/01/03 to 12/31/03.................................    0.449852        0.602810           624,371
Met/AIM Small Cap Growth Subaccount
  05/01/02** to 12/31/02...............................    1.118741        0.841585            34,441
  01/01/03 to 12/31/03.................................    0.841585        1.146127            51,517
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01................................    0.756284        0.606431            16,536
  01/01/02 to 12/31/02.................................    0.606431        0.293005            65,868
  01/01/03 to 12/31/03.................................    0.293005        0.452785           198,811
Harris Oakmark International Subaccount -- Class E(2)
  05/01/02** to 12/31/02...............................    1.056359        0.877835                95
  01/01/03 to 12/31/03.................................    0.877835        1.163504                --
Harris Oakmark International Subaccount -- Class B(3)
  05/01/03 to 12/31/03.................................    0.867642        1.161131            17,937
MFS Research International Subaccount
  07/02/01* to 12/31/01................................    0.924647        0.843728             5,957
  01/01/02 to 12/31/02.................................    0.843728        0.729778            46,061
  01/01/03 to 12/31/03.................................    0.729778        0.945026           101,377

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                  2.20% VARIABLE ACCOUNT CHARGE
                                                         -----------------------------------------------
American Funds Growth Subaccount
  07/02/01* to 12/31/01................................   11.297123        9.950260            16,083
  01/01/02 to 12/31/02.................................    9.950260        7.353160            66,881
  01/01/03 to 12/31/03.................................    7.353160        9.841006           180,121
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01................................    7.655703        7.401072             9,338
  01/01/02 to 12/31/02.................................    7.401072        5.911793            41,859
  01/01/03 to 12/31/03.................................    5.911793        7.658592           191,525
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01................................    1.431058        1.315721             2,408
  01/01/02 to 12/31/02.................................    1.315721        1.041846            38,659
  01/01/03 to 12/31/03.................................    1.041846        1.564764           118,628

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

(1) Previously, the Janus Growth Subaccount. On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Subaccount reflects the accumulation unit value history of the Janus Growth Subaccount through the date of the merger.

(2) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

(3) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

(4) Previously, the Balanced Subaccount. On or about April 30, 2004, the Balanced Portfolio merged into the MFS Total Return Portfolio.

(5) Previously, the FI Mid Cap Opportunities Subaccount. On or about April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.

(6) Previously, the Janus Mid Cap Subaccount. On or about April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.

(7) Previously, the MFS Research Managers Subaccount. On or about April 30, 2004, the MFS Research Managers Portfolio merged into the MFS Investors Trust Portfolio.

(8) Previously, the Putnam International Stock Subaccount. Effective December 16, 2003, Putnam International Stock Portfolio changed its name to FI International Stock Portfolio and Fidelity Management & Research Company replaced Putnam Investment Management, LLC as subadviser.

(9) Previously, the Alger Equity Growth Subaccount. Effective May 1, 2004, Alger Equity Growth Portfolio changed its name to State Street Research Large Cap Growth Portfolio and State Street Research & Management Company replaced Fred Alger Management, Inc. as subadviser.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                    2.00% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01...................................    1.990499       1.995654              --
  01/01/02 to 12/31/02....................................    1.995654       1.978926           2,170
  01/01/03 to 12/31/03....................................    1.978926       1.950508           9,680
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01...................................    1.079877       1.107654              --
  01/01/02 to 12/31/02....................................    1.107654       1.193659              93
  01/01/03 to 12/31/03....................................    1.193659       1.209580              --
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01...................................    1.491886       1.521851              --
  01/01/02 to 12/31/02....................................    1.521851       1.631387              67
  01/01/03 to 12/31/03....................................    1.631387       1.798918          28,791
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01...................................    1.378161       1.415333              --
  01/01/02 to 12/31/02....................................    1.415333       1.493077           2,882
  01/01/03 to 12/31/03....................................    1.493077       1.486167          67,373
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01...................................    3.408891       3.521507              --
  01/01/02 to 12/31/02....................................    3.521507       3.733737              29
  01/01/03 to 12/31/03....................................    3.733737       3.864128          21,027
MFS Total Return Subaccount(4)
  07/02/01* to 12/31/01...................................    1.440332       1.410159              --
  01/01/02 to 12/31/02....................................    1.410159       1.192516           3,587
  01/01/03 to 12/31/03....................................    1.192516       1.398391          13,502
State Street Research Large Cap Growth Subaccount(9)
  07/02/01* to 12/31/01...................................    2.871750       2.615172              --
  01/01/02 to 12/31/02....................................    2.615172       1.711329              35
  01/01/03 to 12/31/03....................................    1.711329       2.263043              --
Davis Venture Value Subaccount
  07/02/01* to 12/31/01...................................    2.678428       2.533570              --
  01/01/02 to 12/31/02....................................    2.533570       2.072358              37
  01/01/03 to 12/31/03....................................    2.072358       2.655693              --
FI Value Leaders Subaccount
  07/02/01* to 12/31/01...................................    2.474725       2.240022              --
  01/01/02 to 12/31/02....................................    2.240022       1.766109              40
  01/01/03 to 12/31/03....................................    1.766109       2.194107              --
Harris Oakmark Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................    1.159596       0.947298              86
  01/01/03 to 12/31/03....................................    0.947298       1.163845              --
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01...................................    3.540662       3.270288              --
  01/01/02 to 12/31/02....................................    3.270288       2.483694              28
  01/01/03 to 12/31/03....................................    2,483694       3.113107           8,329

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    2.00% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................    0.883191       0.816319              --
  01/01/02 to 12/31/02....................................    0.816319       0.638189             113
  01/01/03 to 12/31/03....................................    0.638189       0.760051              --
MFS Investors Trust Subaccount(7)
  07/02/01* to 12/31/01...................................    0.963522       0.862102              --
  01/01/02 to 12/31/02....................................    0.862102       0.640473             104
  01/01/03 to 12/31/03....................................    0.640473       0.777952              --
Met/Putnam Voyager Subaccount
  07/02/01* to 12/31/01...................................    0.570453       0.487423              --
  01/01/02 to 12/31/02....................................    0.487423       0.339352             175
  01/01/03 to 12/31/03....................................    0.339352       0.418122              --
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01...................................    6.353418       5.785748              --
  01/01/02 to 12/31/02....................................    5.785748       4.180522              16
  01/01/03 to 12/31/03....................................    4.180522       5.323306              --
State Street Research Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................    1.000000       0.789233           5,415
  01/01/03 to 12/31/03....................................    0.789233       1.047551          18,024
FI Mid Cap Opportunities Subaccount(5)
  05/01/02** to 12/31/02..................................    1.000000       0.807111             100
  01/01/03 to 12/31/03....................................    0.807111       1.124118              --
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01...................................    2.388226       2.494693              --
  01/01/02 to 12/31/02....................................    2.494693       2.225548              42
  01/01/03 to 12/31/03....................................    2.225548       2.889418           8,959
FI Mid Cap Opportunities Subaccount(6)
  07/02/01* to 12/31/01...................................    1.830692       1.504357              --
  01/01/02 to 12/31/02....................................    1.504357       1.044351              55
  01/01/03 to 12/31/03....................................    1.044351       1.374567              --
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01...................................    1.044728       1.020656              --
  01/01/02 to 12/31/02....................................    1.020656       0.849288              96
  01/01/03 to 12/31/03....................................    0.849288       1.120104              --
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01...................................    1.526466       1.472721              --
  01/01/02 to 12/31/02....................................    1.472721       1.300445              66
  01/01/03 to 12/31/03....................................    1.300445       1.735700              --
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.952748       0.876193              --
  01/01/02 to 12/31/02....................................    0.876193       0.617989             105
  01/01/03 to 12/31/03....................................    0.617989       0.875959              --
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................    2.274500       2.145854              --
  01/01/02 to 12/31/02....................................    2.145854       1.648099              44
  01/01/03 to 12/31/03....................................    1.648099       2.201601              --
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01...................................    1.199015       1.162354              --
  01/01/02 to 12/31/02....................................    1.162354       0.904411              83
  01/01/03 to 12/31/03....................................    0.904411       1.291773              --

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    2.00% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01...................................    1.420278       1.385578              --
  01/01/02 to 12/31/02....................................    1.385578       1.066310              70
  01/01/03 to 12/31/03....................................    1.066310       1.566922              --
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01...................................    0.929727       0.835582              --
  01/01/02 to 12/31/02....................................    0.835582       0.681741             108
  01/01/03 to 12/31/03....................................    0.681741       0.916841              --
FI International Stock Subaccount(8)
  07/02/01* to 12/31/01...................................    1.180315       1.075100              --
  01/01/02 to 12/31/02....................................    1.075100       0.868076              85
  01/01/03 to 12/31/03....................................    0.868076       1.088260              --
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01...................................    1.321527       1.324977              --
  01/01/02 to 12/31/02....................................    1.324977       1.291281              76
  01/01/03 to 12/31/03....................................    1.291281       1.508214              --
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01...................................    1.005260       1.048166              --
  01/01/02 to 12/31/02....................................    1.048166       1.122889              99
  01/01/03 to 12/31/03....................................    1.122889       1.148048              --
Janus Aggressive Growth Subaccount(1)
  07/02/01* to 12/31/01...................................    0.950758       0.771578              --
  01/01/02 to 12/31/02....................................    0.771578       0.523195             105
  01/01/03 to 12/31/03....................................    0.523195       0.666195              --
Met/AIM Mid Cap Core Equity Subaccount
  05/01/02** to 12/31/02..................................    1.135883       0.959496              88
  01/01/03 to 12/31/03....................................    0.959496       1.186679              --
T. Rowe Price Mid-Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.928800       0.819360              --
  01/01/02 to 12/31/02....................................    0.819360       0.449436             108
  01/01/03 to 12/31/03....................................    0.449436       0.601967              --
Met/AIM Small Cap Growth Subaccount
  05/01/01** to 12/31/02..................................    1.118428       0.841067              89
  01/01/03 to 12/31/03....................................    0.841067       1.144844              --
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01...................................    0.756138       0.606160              --
  01/01/02 to 12/31/02....................................    0.606160       0.292724             132
  01/01/03 to 12/31/03....................................    0.292724       0.452115              --
Harris Oakmark International Subaccount -- Class E(2)
  05/02/02** to 12/31/02..................................    1.056063       0.877293              95
  01/01/03 to 12/31/03....................................    0.877293       1.162207              --
Harris Oakmark International Subaccount -- Class B(3)
  05/01/2003** to 12/31/03................................    0.866966       1.159838              --
MFS Research International Subaccount
  07/02/01* to 12/31/01...................................    0.924469       0.843356              --
  01/01/02 to 12/31/02....................................    0.843356       0.729093             108
  01/01/03 to 12/31/03....................................    0.729093       0.943663              --

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    2.25% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
American Funds Growth Subaccount
  07/02/01* to 12/31/01...................................   11.199225       9.861572              --
  01/01/02 to 12/31/02....................................    9.861572       7.283960               9
  01/01/03 to 12/31/03....................................    7.283960       9.743517           5,680
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01...................................    7.589371       7.335119              --
  01/01/02 to 12/31/02....................................    7.335119       5.856183              13
  01/01/03 to 12/31/03....................................    5.856183       7.582755           7,299
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01...................................    1.428787       1.313300              --
  01/01/02 to 12/31/02....................................    1.313300       1.039406              70
  01/01/03 to 12/31/03....................................    1.039406       1.560333              --

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

(1) Previously, the Janus Growth Subaccount. On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Subaccount reflects the accumulation unit value history of the Janus Growth Subaccount through the date of the merger.

(2) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

(3) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

(4) Previously, the Balanced Subaccount. On or about April 30, 2004, the Balanced Portfolio merged into the MFS Total Return Portfolio.

(5) Previously, the FI Mid Cap Opportunities Subaccount. On or about April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.

(6) Previously, the Janus Mid Cap Subaccount. On or about April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.

(7) Previously, the MFS Research Managers Subaccount. On or about April 30, 2004, the MFS Research Managers Portfolio merged into the MFS Investors Trust Portfolio.

(8) Previously, the Putnam International Stock Subaccount. Effective December 16, 2003, Putnam International Stock Portfolio changed its name to FI International Stock Portfolio and Fidelity Management & Research Company replaced Putnam Investment Management, LLC as subadviser.

(9) Previously, the Alger Equity Growth Subaccount. Effective May 1, 2004, Alger Equity Growth Portfolio changed its name to State Street Research Large Cap Growth Portfolio and State Street Research & Management Company replaced Fred Alger Management, Inc. as subadviser.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                    2.05% VARIABLE ACCOUNT CHARGE
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Money Market Subaccount
  05/01/03 to 12/31/03....................................    1.950737       1.930802           5,049
Lehman Brothers Aggregate Bond Index Subaccount
  05/01/03 to 12/31/03....................................    1.208517       1.206603          60,164
Salomon Brothers Strategic Bond Opportunities Subaccount
  05/01/03 to 12/31/03....................................    1.724477       1.790682          65,852
Salomon Brothers U.S. Government Subaccount
  05/01/03 to 12/31/03....................................    1.493702       1.479373          78,735
State Street Research Bond Income Subaccount
  05/01/03 to 12/31/03....................................    3.786573       3.825580          26,363
MFS Total Return Subaccount(4)
  05/01/03 to 12/31/03....................................    1.226645       1.391978          14,196
State Street Research Large Cap Growth Subaccount(9)
  05/01/03 to 12/31/03....................................    1.827909       2.252638           5,890
Davis Venture Value Subaccount
  05/01/03 to 12/31/03....................................    2.108385       2.643505          56,887
FI Value Leaders Subaccount
  05/01/03 to 12/31/03....................................    1.790227       2.182391              --
Harris Oakmark Large Cap Value Subaccount
  05/01/03 to 12/31/03....................................    0.971243       1.160856          36,493
MetLife Stock Index Subaccount
  05/01/03 to 12/31/03....................................    2.563120       3.091926           4,878
MFS Investors Trust Subaccount
  05/01/03 to 12/31/03....................................    0.653171       0.758261              --
MFS Investors Trust Subaccount(7)
  05/01/03 to 12/31/03....................................    0.659112       0.776109              --
Met/Putnam Voyager Subaccount
  05/01/03 to 12/31/03....................................    0.358221       0.417354              --
State Street Research Investment Trust Subaccount
  05/01/03 to 12/31/03....................................    4.367286       5.268858              --
State Street Research Large Cap Value Subaccount
  05/01/03 to 12/31/03....................................    0.817940       1.046673              --
FI Mid Cap Opportunities Subaccount(5)
  05/01/03 to 12/31/03....................................    0.847425       1.123190          30,026
Harris Oakmark Focused Value Subaccount
  05/01/03 to 12/31/03....................................    2.257422       2.874018          28,639
FI Mid Cap Opportunities Subaccount(6)
  05/01/03 to 12/31/03....................................    1.096675       1.369860           4,015
MetLife Mid Cap Stock Index Subaccount
  05/01/03 to 12/31/03....................................    0.859491       1.118141          15,614
Neuberger Berman Mid Cap Value Subaccount
  05/01/03 to 12/31/03....................................    1.331313       1.731207           5,306
Franklin Templeton Small Cap Growth Subaccount
  05/01/03 to 12/31/03....................................    0.636319       0.874779              --

                                                                    2.05% VARIABLE ACCOUNT CHARGE
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Loomis Sayles Small Cap Subaccount
  05/01/03 to 12/31/03....................................    1.689560       2.190971           9,177
Russell 2000 Index Subaccount
  05/01/03 to 12/31/03....................................    0.934554       1.288438           8,677
State Street Research Aurora Subaccount
  05/01/03 to 12/31/03....................................    1.068279       1.564135          44,439
Morgan Stanley EAFE Index Subaccount
  05/01/03 to 12/31/03....................................    0.682913       0.914558              --
FI International Stock Subaccount
  05/01/03 to 12/31/03....................................    0.860003       1.081383           8,930
Lord Abbett Bond Debenture Subaccount
  05/01/03 to 12/31/03....................................    1.389651       1.516050          16,271
PIMCO Total Return Portfolio Subaccount
  05/01/03 to 12/31/03....................................    1.144845       1.146411         146,089
Janus Aggressive Growth Subaccount(1)
  05/01/03 to 12/31/03....................................    0.548056       0.665295              --
Met/AIM Mid Cap Core Equity Subaccount
  05/01/03 to 12/31/03....................................    0.963076       1.185353              --
T. Rowe Price Mid-Cap Growth Subaccount
  05/01/03 to 12/31/03....................................    0.469073       0.601135          44,461
Met/AIM Small Cap Growth Subaccount
  05/01/03 to 12/31/03....................................    0.861980       1.143575          21,268
PIMCO Innovation Subaccount
  05/01/03 to 12/31/03....................................    0.325815       0.451458          19,399
Harris Oakmark International Subaccount -- Class B(3)
  05/02/2003** to 12/31/03................................    0.866290       1.158543          17,562
MFS Research International Subaccount
  05/01/03 to 12/31/03....................................    0.723016       0.931581          12,453
                                                                    2.30% VARIABLE ACCOUNT CHARGE
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
American Funds Growth Subaccount
  05/01/03 to 12/31/03....................................    7.776265       9.647551          28,424
American Funds Growth -- Income Subaccount
  05/01/03 to 12/31/03....................................    6.028184       7.508206          31,409
American Funds Global Small Capitalization Subaccount
  05/01/03 to 12/31/03....................................    1.069209       1.555856          29,079

------------
(1) Previously, the Janus Growth Subaccount. On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Subaccount reflects the accumulation unit value history of the Janus Growth Subaccount through the date of the merger.

(2) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

(3) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

(4) Previously, the Balanced Subaccount. On or about April 30, 2004, the Balanced Portfolio merged into the MFS Total Return Portfolio.

(5) Previously, the FI Mid Cap Opportunities Subaccount. On or about April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.

(6) Previously, the Janus Mid Cap Subaccount. On or about April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.

(7) Previously, the MFS Research Managers Subaccount. On or about April 30, 2004, the MFS Research Managers Portfolio merged into the MFS Investors Trust Portfolio.

(8) Previously, the Putnam International Stock Subaccount. Effective December 16, 2003, Putnam International Stock Portfolio changed its name to FI International Stock Portfolio and Fidelity Management & Research Company replaced Putnam Investment Management, LLC as subadviser.

(9) Previously, the Alger Equity Growth Subaccount. Effective May 1, 2004, Alger Equity Growth Portfolio changed its name to State Street Research Large Cap Growth Portfolio and State Street Research & Management Company replaced Fred Alger Management, Inc. as subadviser.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                    2.10% VARIABLE ACCOUNT CHARGE
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Money Market Subaccount
  05/01/03 to 12/31/03....................................    1.931765       1.911192         325,264
Lehman Brothers Aggregate Bond Index Subaccount
  05/01/03 to 12/31/03....................................    1.205697       1.203382          48,838
Salomon Brothers Strategic Bond Opportunities Subaccount
  05/01/03 to 12/31/03....................................    1.717149       1.782478         143,825
Salomon Brothers U.S. Government Subaccount
  05/01/03 to 12/31/03....................................    1.487358       1.472599         440,776
State Street Research Bond Income Subaccount
  05/01/03 to 12/31/03....................................    3.748930       3.786284         186,970
MFS Total Return Subaccount(4)
  05/01/03 to 12/31/03....................................    1.221462       1.385633         144,621
State Street Research Large Cap Growth Subaccount(9)
  05/01/03 to 12/31/03....................................    1.820185       2.242377          76,831
Davis Venture Value Subaccount
  05/01/03 to 12/31/03....................................    2.099476       2.631457          58,335
FI Value Leaders Subaccount
  05/01/03 to 12/31/03....................................    1.781316       2.170804          54,340
Harris Oakmark Large Cap Value Subaccount
  05/01/03 to 12/31/03....................................    0.969069       1.157868         150,496
MetLife Stock Index Subaccount
  05/01/03 to 12/31/03....................................    2.546494       3.070848          67,819
MFS Investors Trust Subaccount
  05/01/03 to 12/31/03....................................    0.651873       0.756501           8,367
MFS Investors Trust Subaccount(7)
  05/01/03 to 12/31/03....................................    0.657808       0.774313          15,774
Met/Putnam Voyager Subaccount
  05/01/03 to 12/31/03....................................    0.357681       0.416582         179,954
State Street Research Investment Trust Subaccount
  05/01/03 to 12/31/03....................................    4.324219       5.215161          27,227
State Street Research Large Cap Value Subaccount
  05/01/03 to 12/31/03....................................    0.817532       1.045806              --
FI Mid Cap Opportunities Subaccount(5)
  05/01/03 to 12/31/03....................................    0.846998       1.122254          57,299
Harris Oakmark Focused Value Subaccount
  05/01/03 to 12/31/03....................................    2.246175       2.858745         326,912
FI Mid Cap Opportunities Subaccount(6)
  05/01/03 to 12/31/03....................................    1.093325       1.365218           5,488
MetLife Mid Cap Stock Index Subaccount
  05/01/03 to 12/31/03....................................    0.858271       1.116184          18,449
Neuberger Berman Mid Cap Value Subaccount
  05/01/03 to 12/31/03....................................    1.328355       1.726786          32,400
Franklin Templeton Small Cap Growth Subaccount
  05/01/03 to 12/31/03....................................    0.635686       0.873623         131,922

                                                                    2.10% VARIABLE ACCOUNT CHARGE
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Loomis Sayles Small Cap Subaccount
  05/01/03 to 12/31/03....................................    1.682002       2.180439           9,254
Russell 2000 Index Subaccount
  05/01/03 to 12/31/03....................................    0.932488       1.285156          53,539
State Street Research Aurora Subaccount
  05/01/03 to 12/31/03....................................    1.066795       1.561443         444,414
Morgan Stanley EAFE Index Subaccount
  05/01/03 to 12/31/03....................................    0.681341       0.912150          23,321
FI International Stock Subaccount(8)
  05/01/03 to 12/31/03....................................    0.854864       1.074556          58,833
Lord Abbett Bond Debenture Subaccount
  05/01/03 to 12/31/03....................................    1.372386       1.496717         121,607
PIMCO Total Return Portfolio Subaccount
  05/01/03 to 12/31/03....................................    1.143577       1.144757         334,878
Janus Aggressive Growth Subaccount(1)
  05/01/03 to 12/31/03....................................    0.547520       0.664420         165,273
Met/AIM Mid Cap Core Equity Subaccount
  05/01/03 to 12/31/03....................................    0.962334       1.184042           5,461
T. Rowe Price Mid-Cap Growth Subaccount
  05/01/03 to 12/31/03....................................    0.468521       0.600223          25,529
Met/AIM Small Cap Growth Subaccount
  05/01/03 to 12/31/03....................................    0.861303       1.142296              --
PIMCO Innovation Subaccount
  05/01/03 to 12/31/03....................................    0.325465       0.450826         188,346
Harris Oakmark International Subaccount -- Class E(2)
  05/01/03 to 12/31/03....................................    0.876220       1.159618              --
Harris Oakmark International Subaccount -- Class B(3)
  05/01/2003** to 12/31/03................................    0.865614       1.157257              --
MFS Research International Subaccount
  05/01/03 to 12/31/03....................................    0.730534       0.940955          69,878
                                                                    2.35% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
American Funds Growth Subaccount
  05/01/03 to 12/31/03....................................    7.701406       9.551495          14,372
American Funds Growth -- Income Subaccount
  05/01/03 to 12/31/03....................................    5.970046       7.433311          89,385
American Funds Global Small Capitalization Subaccount
  05/01/03 to 12/31/03....................................    1.066568       1.551499          89,587

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

(1) Previously, the Janus Growth Subaccount. On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Subaccount reflects the accumulation unit value history of the Janus Growth Subaccount through the date of the merger.

(2) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

(3) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

(4) Previously, the Balanced Subaccount. On or about April 30, 2004, the Balanced Portfolio merged into the MFS Total Return Portfolio.

(5) Previously, the FI Mid Cap Opportunities Subaccount. On or about April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.

(6) Previously, the Janus Mid Cap Subaccount. On or about April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.

(7) Previously, the MFS Research Managers Subaccount. On or about April 30, 2004, the MFS Research Managers Portfolio merged into the MFS Investors Trust Portfolio.

(8) Previously, the Putnam International Stock Subaccount. Effective December 16, 2003, Putnam International Stock Portfolio changed its name to FI International Stock Portfolio and Fidelity Management & Research Company replaced Putnam Investment Management, LLC as subadviser.

(9) Previously, the Alger Equity Growth Subaccount. Effective May 1, 2004, Alger Equity Growth Portfolio changed its name to State Street Research Large Cap Growth Portfolio and State Street Research & Management Company replaced Fred Alger Management, Inc. as subadviser.

                               THE FIXED ACCOUNT

     Unless you request otherwise, a partial withdrawal will reduce the Contract Value in the subaccounts of the Variable Account and the Fixed Account proportionately. The annual Contract Administrative Fee will be deducted entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or the Company's general account. Except as described below, amounts in the Fixed Account are subject to the same rights and limitations as are amounts in the Variable Account with respect to transfers, withdrawals and partial withdrawals. The following special rules apply to transfers involving the Fixed Account.

     The amount of Contract Value which you may transfer from the Fixed Account is limited to the greater of: 25% of the Contract Value in the Fixed Account on the most recent Contract Anniversary, and the amount of Contract Value that was transferred from the Fixed Account in the previous Contract Year (amounts transferred under a DCA program are not included), except with our consent. However these limits do not apply to new deposits to the Fixed Account for which you elected a dollar cost averaging program within 30 days from the date of the deposit. In such case, the amount of Contract Value which you may transfer from the Fixed Account will be the greatest of: a) 25% of the Contract Value in the Fixed Account on the most recent Contract Anniversary; b) the amount of Contract Value that you transferred from the Fixed Account in the previous Contract Year; or c) the amount of Contract Value in the Fixed Account to be transferred out of the Fixed Account under dollar cost averaging elected on new deposits within 30 days from the date of deposit. We allow one dollar cost averaging program to be active at a time. Therefore, if you transfer pre-existing assets (corresponding to Contract Value for which the dollar cost averaging program was not elected within 30 days from the date of each deposit) out of the Fixed Account under the dollar cost averaging program and would like to transfer up to 100% of new deposits under the program, then the dollar cost averaging program on the pre-existing assets will be canceled and a new program will begin with respect to new deposits. In this case, the pre-existing assets may still be transferred out of the Fixed Account, however, not under a dollar cost averaging program, subject to the limitations on transfers generally out of the Fixed Account. We intend to restrict purchase payments and transfers of Contract Value into the Fixed Account: (1) if the interest rate which we would credit to the deposit would be equivalent to the guaranteed minimum rate (the minimum rate on the Fixed Account is 1.5% but may be higher in your state or may be higher for contracts sold prior to September 2, 2003); or (2) if the total Contract Value in the Fixed Account exceeds a maximum amount published by us. In addition, we intend to restrict transfers of Contract Value into the Fixed Account, and reserve the right to restrict purchase payments into the Fixed Account, for 180 days following a transfer out of the Fixed Account.

     We reserve the right to delay transfers, withdrawals and partial withdrawals from the Fixed Account for up to six months.

                          TAX STATUS OF THE CONTRACTS

     Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

     Diversification Requirements. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

     Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying separate account assets.

     Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract (or on the death of, or change in, any primary annuitant where the Contract is owned by a non-natural person). Specifically, section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The designated beneficiary refers to a natural person designated by the Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

     The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

     Other rules may apply to Qualified Contracts.

                                    EXPERTS

     The financial statements of New England Variable Annuity Separate Account of New England Life insurance Company ("NELICO") included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the reports of such firm given their authority as experts in accounting and auditing. The consolidated financial statements of NELICO and subsidiaries included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in method of accounting for goodwill and other intangible assets to conform to Statement of Financial Accounting Standards No. 142), and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

                                 LEGAL MATTERS

     Legal matters in connection with the Contracts described in this registration statement have been passed on by Marie C. Swift, Counsel of the Company. Sutherland Asbill & Brennan LLP, Washington, D.C., has provided advice on certain matters relating to the Federal securities laws.

     The SEC requires the Eligible Funds' Board of Trustees (or Directors) to monitor events to identify conflicts that may arise from the sale of shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies and to Qualified Plans, if applicable. Conflicts could arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any portfolio of the Eligible Funds, or differences between voting instructions given by variable life and variable annuity contract owners and Qualified Plans, for example. If there is a material conflict, the Boards of Trustees (or Directors) will have an obligation to determine what action should be taken, including the removal of the affected subaccount(s) from the Eligible Fund(s), if necessary. If the Company believes any Eligible Fund action is insufficient, the Company will consider taking other action to protect Contract Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that the Company may be unable to remedy.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 INDEPENDENT AUDITORS' REPORT

To the Contract Owners of New England Variable Annuity Separate Account and the Board of Directors of New England Life Insurance Company

We have audited the accompanying statement of assets and liabilities of each of the subaccounts (as disclosed in Note 1 to the financial statements) comprising New England Variable Annuity Separate Account (the "Separate Account") of New England Life Insurance Company ("NELICO") as of December 31, 2003, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the periods in the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodians and the depositors of the Separate Account. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the subaccounts comprising the Separate Account of NELICO as of December 31, 2003, and the results of their operations for the year then ended, and the changes in their net assets for each of the periods in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Tampa, Florida

April 16, 2004

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF ASSETS AND LIABILITIES

AT DECEMBER 31, 2003

                                        STATE STREET     STATE STREET
                                          RESEARCH         RESEARCH      HARRIS OAKMARK   FI STRUCTURED    LOOMIS SAYLES
                                        BOND INCOME      MONEY MARKET    FOCUSED VALUE        EQUITY         SMALL CAP
                                         SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                       --------------   --------------   --------------   --------------   --------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN SERIES FUND, INC.
 ("METROPOLITAN FUND")
State Street Research Bond Income
 Portfolio
 (1,773,613 Shares; cost
 $193,384,816).......................  $  204,162,890   $          --    $          --    $           --   $          --
State Street Research Money Market
 Portfolio
 (1,362,871 Shares; cost
 $136,287,172).......................              --     136,287,172               --                --              --
Harris Oakmark Focused Value
 Portfolio
 (1,224,131 Shares; cost
 $209,927,351).......................              --              --      273,458,044                --              --
FI Structured Equity Portfolio
 (652,556 Shares; cost
 $130,394,867).......................              --              --               --       102,584,373              --
Loomis Sayles Small Cap Portfolio
 (644,230 Shares; cost
 $118,818,737).......................              --              --               --                --     122,028,485
Salomon Brothers U.S. Government
 Portfolio
 (10,254,880 Shares; cost
 $123,642,194).......................              --              --               --                --              --
Salomon Brothers Strategic Bond
 Opportunities Portfolio
 (10,185,554 Shares; cost
 $118,729,859).......................              --              --               --                --              --
Balanced Portfolio
 (7,202,272 Shares; cost
 $96,133,269)........................              --              --               --                --              --
Alger Equity Growth Portfolio
 (11,275,390 Shares; cost
 $291,214,346).......................              --              --               --                --              --
Davis Venture Value Portfolio
 (14,402,116 Shares; cost
 $348,964,087).......................              --              --               --                --              --
MFS Investors Trust Portfolio
 (2,130,655 Shares; cost
 $18,442,625)........................              --              --               --                --              --
MFS Research Managers Portfolio
 (2,494,173 Shares; cost
 $23,648,857)........................              --              --               --                --              --
FI Mid Cap Opportunities Portfolio
 (618,746 Shares; cost $5,994,542)...              --              --               --                --              --
Met/Putnam Voyager Portfolio
 (3,186,075 Shares; cost
 $15,763,362)........................              --              --               --                --              --
FI International Stock Portfolio
 (8,604,829 Shares; cost
 $72,592,695)........................              --              --               --                --              --
State Street Research Aurora
 Portfolio
 (8,625,857 Shares; cost
 $114,746,943).......................              --              --               --                --              --
Janus Mid Cap Portfolio
 (874,483 Shares; cost
 $11,208,081)........................              --              --               --                --              --
Russell 2000 Index Portfolio
 (2,795,007 Shares; cost
 $26,892,022)........................              --              --               --                --              --
MetLife Stock Index Portfolio
 (2,197,959 Shares; cost
 $57,436,194)........................              --              --               --                --              --
Franklin Templeton Small Cap Growth
 Portfolio
 (2,224,818 Shares; cost
 $16,827,698)........................              --              --               --                --              --
Neuberger Berman Partners Mid Cap
 Value Portfolio
 (1,348,764 Shares; cost
 $18,815,715)........................              --              --               --                --              --
Harris Oakmark Large Cap Value
 Portfolio
 (2,836,140 Shares; cost
 $29,495,700)........................              --              --               --                --              --
State Street Research Large Cap Value
 Portfolio
 (805,391 Shares; cost $7,085,643)...              --              --               --                --              --
Lehman Brothers Aggregate Bond Index
 Portfolio
 (5,946,354 Shares; cost
 $63,737,495)........................              --              --               --                --              --
Morgan Stanley EAFE Index Portfolio
 (2,495,455 Shares; cost
 $19,000,350)........................              --              --               --                --              --
MetLife Mid Cap Stock Index Portfolio
 (2,283,910 Shares; cost
 $22,726,481)........................              --              --               --                --              --
State Street Research Investment
 Trust Portfolio
 (548,369 Shares; cost
 $11,786,165)........................              --              --               --                --              --
MET INVESTORS SERIES TRUST ("MET
 INVESTORS FUND")
MFS Research International Portfolio
 (2,034,713 Shares; cost
 $16,278,133)........................              --              --               --                --              --
T. Rowe Price Mid Cap Growth
 Portfolio
 (2,921,437 Shares; cost
 $16,573,539)........................              --              --               --                --              --
PIMCO Total Return Portfolio
 (15,284,321 Shares; cost
 $171,011,844).......................              --              --               --                --              --
PIMCO Innovation Portfolio
 (2,569,006 Shares; cost
 $10,136,445)........................              --              --               --                --              --
Lord Abbett Bond Debenture Portfolio
 (3,984,279 Shares; cost
 $43,722,312)........................              --              --               --                --              --
Met/AIM Mid Cap Core Equity Portfolio
 (953,660 Shares; cost
 $10,195,572)........................              --              --               --                --              --
Met/AIM Small Cap Growth Portfolio
 (675,575 Shares; cost $6,731,462)...              --              --               --                --              --
Harris Oakmark International
 Portfolio
 (1,346,257 Shares; cost
 $14,216,913)........................              --              --               --                --              --
Janus Aggressive Growth Portfolio
 (1,380,636 Shares; cost
 $8,004,350).........................              --              --               --                --              --
AMERICAN FUNDS INSURANCE SERIES
 ("AMERICAN FUNDS")
American Funds Growth Portfolio
 (4,352,210 Shares; cost
 $168,836,297).......................              --              --               --                --              --
American Funds Growth-Income
 Portfolio
 (5,348,830 Shares; cost
 $154,646,124).......................              --              --               --                --              --
American Funds Global Small Cap
 Portfolio
 (2,411,340 Shares; cost
 $26,166,035)........................              --              --               --                --              --
                                       --------------   --------------   --------------   --------------   --------------
Total Investments....................     204,162,890     136,287,172      273,458,044       102,584,373     122,028,485
Cash and Accounts Receivable.........              --          68,406               --                --              --
                                       --------------   --------------   --------------   --------------   --------------
Total Assets.........................     204,162,890     136,355,578      273,458,044       102,584,373     122,028,485
LIABILITIES:
Due to New England Life Insurance
 Company.............................         254,194         179,158          336,083           129,908         147,679
                                       --------------   --------------   --------------   --------------   --------------
NET ASSETS...........................  $  203,908,696   $ 136,176,420    $ 273,121,961    $  102,454,465   $ 121,880,806
                                       ==============   ==============   ==============   ==============   ==============
Units Outstanding (In Thousands).....          45,291          60,533           87,715            43,099          51,558
Unit Value...........................  $3.71 to $4.64   $1.87 to $2.34   $2.83 to $3.16   $2.15 to $2.40   $2.16 to $2.39

                                                            SALOMON
                                           SALOMON          BROTHERS
                                          BROTHERS       STRATEGIC BOND
                                       U.S. GOVERNMENT   OPPORTUNITIES       BALANCED
                                         SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                       ---------------   --------------   --------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN SERIES FUND, INC.
 ("METROPOLITAN FUND")
State Street Research Bond Income
 Portfolio
 (1,773,613 Shares; cost
 $193,384,816).......................  $           --    $          --    $           --
State Street Research Money Market
 Portfolio
 (1,362,871 Shares; cost
 $136,287,172).......................              --               --                --
Harris Oakmark Focused Value
 Portfolio
 (1,224,131 Shares; cost
 $209,927,351).......................              --               --                --
FI Structured Equity Portfolio
 (652,556 Shares; cost
 $130,394,867).......................              --               --                --
Loomis Sayles Small Cap Portfolio
 (644,230 Shares; cost
 $118,818,737).......................              --               --                --
Salomon Brothers U.S. Government
 Portfolio
 (10,254,880 Shares; cost
 $123,642,194).......................     126,374,928               --                --
Salomon Brothers Strategic Bond
 Opportunities Portfolio
 (10,185,554 Shares; cost
 $118,729,859).......................              --      128,303,638                --
Balanced Portfolio
 (7,202,272 Shares; cost
 $96,133,269)........................              --               --        87,786,176
Alger Equity Growth Portfolio
 (11,275,390 Shares; cost
 $291,214,346).......................              --               --                --
Davis Venture Value Portfolio
 (14,402,116 Shares; cost
 $348,964,087).......................              --               --                --
MFS Investors Trust Portfolio
 (2,130,655 Shares; cost
 $18,442,625)........................              --               --                --
MFS Research Managers Portfolio
 (2,494,173 Shares; cost
 $23,648,857)........................              --               --                --
FI Mid Cap Opportunities Portfolio
 (618,746 Shares; cost $5,994,542)...              --               --                --
Met/Putnam Voyager Portfolio
 (3,186,075 Shares; cost
 $15,763,362)........................              --               --                --
FI International Stock Portfolio
 (8,604,829 Shares; cost
 $72,592,695)........................              --               --                --
State Street Research Aurora
 Portfolio
 (8,625,857 Shares; cost
 $114,746,943).......................              --               --                --
Janus Mid Cap Portfolio
 (874,483 Shares; cost
 $11,208,081)........................              --               --                --
Russell 2000 Index Portfolio
 (2,795,007 Shares; cost
 $26,892,022)........................              --               --                --
MetLife Stock Index Portfolio
 (2,197,959 Shares; cost
 $57,436,194)........................              --               --                --
Franklin Templeton Small Cap Growth
 Portfolio
 (2,224,818 Shares; cost
 $16,827,698)........................              --               --                --
Neuberger Berman Partners Mid Cap
 Value Portfolio
 (1,348,764 Shares; cost
 $18,815,715)........................              --               --                --
Harris Oakmark Large Cap Value
 Portfolio
 (2,836,140 Shares; cost
 $29,495,700)........................              --               --                --
State Street Research Large Cap Value
 Portfolio
 (805,391 Shares; cost $7,085,643)...              --               --                --
Lehman Brothers Aggregate Bond Index
 Portfolio
 (5,946,354 Shares; cost
 $63,737,495)........................              --               --                --
Morgan Stanley EAFE Index Portfolio
 (2,495,455 Shares; cost
 $19,000,350)........................              --               --                --
MetLife Mid Cap Stock Index Portfolio
 (2,283,910 Shares; cost
 $22,726,481)........................              --               --                --
State Street Research Investment
 Trust Portfolio
 (548,369 Shares; cost
 $11,786,165)........................              --               --                --
MET INVESTORS SERIES TRUST ("MET
 INVESTORS FUND")
MFS Research International Portfolio
 (2,034,713 Shares; cost
 $16,278,133)........................              --               --                --
T. Rowe Price Mid Cap Growth
 Portfolio
 (2,921,437 Shares; cost
 $16,573,539)........................              --               --                --
PIMCO Total Return Portfolio
 (15,284,321 Shares; cost
 $171,011,844).......................              --               --                --
PIMCO Innovation Portfolio
 (2,569,006 Shares; cost
 $10,136,445)........................              --               --                --
Lord Abbett Bond Debenture Portfolio
 (3,984,279 Shares; cost
 $43,722,312)........................              --               --                --
Met/AIM Mid Cap Core Equity Portfolio
 (953,660 Shares; cost
 $10,195,572)........................              --               --                --
Met/AIM Small Cap Growth Portfolio
 (675,575 Shares; cost $6,731,462)...              --               --                --
Harris Oakmark International
 Portfolio
 (1,346,257 Shares; cost
 $14,216,913)........................              --               --                --
Janus Aggressive Growth Portfolio
 (1,380,636 Shares; cost
 $8,004,350).........................              --               --                --
AMERICAN FUNDS INSURANCE SERIES
 ("AMERICAN FUNDS")
American Funds Growth Portfolio
 (4,352,210 Shares; cost
 $168,836,297).......................              --               --                --
American Funds Growth-Income
 Portfolio
 (5,348,830 Shares; cost
 $154,646,124).......................              --               --                --
American Funds Global Small Cap
 Portfolio
 (2,411,340 Shares; cost
 $26,166,035)........................              --               --                --
                                       --------------    --------------   --------------
Total Investments....................     126,374,928      128,303,638        87,786,176
Cash and Accounts Receivable.........              --               --                --
                                       --------------    --------------   --------------
Total Assets.........................     126,374,928      128,303,638        87,786,176
LIABILITIES:
Due to New England Life Insurance
 Company.............................         160,412          156,829           109,377
                                       --------------    --------------   --------------
NET ASSETS...........................  $  126,214,516    $ 128,146,809    $   87,676,799
                                       ==============    ==============   ==============
Units Outstanding (In Thousands).....          79,759           66,823            58,702
Unit Value...........................  $1.46 to $1.61    $1.77 to $1.94   $1.37 to $1.51

                       See Notes to Financial Statements.

                          DAVIS             MFS              MFS
      ALGER EQUITY       VENTURE         INVESTORS         RESEARCH        FI MID CAP       MET/PUTNAM     FI INTERNATIONAL
         GROWTH           VALUE            TRUST           MANAGERS      OPPORTUNITIES       VOYAGER            STOCK
       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
     --------------   --------------   --------------   --------------   --------------   --------------   ----------------
     $           --   $           --   $           --   $           --   $           --   $           --    $           --
                 --               --               --               --               --               --                --
                 --               --               --               --               --               --                --
                 --               --               --               --               --               --                --
                 --               --               --               --               --               --                --
                 --               --               --               --               --               --                --
                 --               --               --               --               --               --                --
                 --               --               --               --               --               --                --
        210,814,495               --               --               --               --               --                --
                 --      363,517,994               --               --               --               --                --
                 --               --       17,603,467               --               --               --                --
                 --               --               --       20,980,340               --               --                --
                 --               --               --               --        7,090,832               --                --
                 --               --               --               --               --       14,373,318                --
                 --               --               --               --               --               --        84,593,957
                 --               --               --               --               --               --                --
                 --               --               --               --               --               --                --
                 --               --               --               --               --               --                --
                 --               --               --               --               --               --                --
                 --               --               --               --               --               --                --
                 --               --               --               --               --               --                --
                 --               --               --               --               --               --                --
                 --               --               --               --               --               --                --
                 --               --               --               --               --               --                --
                 --               --               --               --               --               --                --
                 --               --               --               --               --               --                --
                 --               --               --               --               --               --                --
                 --               --               --               --               --               --                --
                 --               --               --               --               --               --                --
                 --               --               --               --               --               --                --
                 --               --               --               --               --               --                --
                 --               --               --               --               --               --                --
                 --               --               --               --               --               --                --
                 --               --               --               --               --               --                --
                 --               --               --               --               --               --                --
                 --               --               --               --               --               --                --
                 --               --               --               --               --               --                --
                 --               --               --               --               --               --                --
                 --               --               --               --               --               --                --
     --------------   --------------   --------------   --------------   --------------   --------------    --------------
        210,814,495      363,517,994       17,603,467       20,980,340        7,090,832       14,373,318        84,593,957
                 --               --               --               --               --               --                --
     --------------   --------------   --------------   --------------   --------------   --------------    --------------
        210,814,495      363,517,994       17,603,467       20,980,340        7,090,832       14,373,318        84,593,957
            260,574          467,058           21,627           26,177            8,420           17,543           107,590
     --------------   --------------   --------------   --------------   --------------   --------------    --------------
     $  210,553,921   $  363,050,936   $   17,581,840   $   20,954,163   $    7,082,412   $   14,355,775    $   84,486,367
     ==============   ==============   ==============   ==============   ==============   ==============    ==============
             86,958          127,927           22,385           26,052            6,234           33,487            70,847
     $2.22 to $2.45   $2.61 to $2.87   $0.75 to $0.79   $0.77 to $0.81   $1.12 to $1.14   $0.42 to $0.43    $1.06 to $1.21


      STATE STREET
        RESEARCH          JANUS         RUSSELL 2000
         AURORA          MID CAP           INDEX
       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
     --------------   --------------   --------------
     $           --   $           --   $           --
                 --               --               --
                 --               --               --
                 --               --               --
                 --               --               --
                 --               --               --
                 --               --               --
                 --               --               --
                 --               --               --
                 --               --               --
                 --               --               --
                 --               --               --
                 --               --               --
                 --               --               --
                 --               --               --
        142,950,604               --               --
                 --       12,059,119               --
                 --               --       33,009,026
                 --               --               --
                 --               --               --
                 --               --               --
                 --               --               --
                 --               --               --
                 --               --               --
                 --               --               --
                 --               --               --
                 --               --               --
                 --               --               --
                 --               --               --
                 --               --               --
                 --               --               --
                 --               --               --
                 --               --               --
                 --               --               --
                 --               --               --
                 --               --               --
                 --               --               --
                 --               --               --
                 --               --               --
     --------------   --------------   --------------
        142,950,604       12,059,119       33,009,026
                 --               --               --
     --------------   --------------   --------------
        142,950,604       12,059,119       33,009,026
            171,388           11,737           40,582
     --------------   --------------   --------------
     $  142,779,216   $   12,047,382   $   32,968,444
     ==============   ==============   ==============
             88,950            8,400           24,725
     $1.56 to $1.62   $1.36 to $1.46   $1.28 to $1.35

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF ASSETS AND LIABILITIES

AT DECEMBER 31, 2003

                                                                           NEUBERGER
                                                           FRANKLIN          BERMAN           HARRIS        STATE STREET
                                                          TEMPLETON         PARTNERS         OAKMARK          RESEARCH
                                          METLIFE         SMALL CAP         MID CAP         LARGE CAP        LARGE CAP
                                        STOCK INDEX         GROWTH           VALUE            VALUE            VALUE
                                         SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                       --------------   --------------   --------------   --------------   --------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN SERIES FUND, INC.
 ("METROPOLITAN FUND")
State Street Research Bond Income
 Portfolio
 (1,773,613 Shares; cost
 $193,384,816).......................  $           --   $           --   $           --   $           --   $           --
State Street Research Money Market
 Portfolio
 (1,362,871 Shares; cost
 $136,287,172).......................              --               --               --               --               --
Harris Oakmark Focused Value
 Portfolio
 (1,224,131 Shares; cost
 $209,927,351).......................              --               --               --               --               --
FI Structured Equity Portfolio
 (652,556 Shares; cost
 $130,394,867).......................              --               --               --               --               --
Loomis Sayles Small Cap Portfolio
 (644,230 Shares; cost
 $118,818,737).......................              --               --               --               --               --
Salomon Brothers U.S. Government
 Portfolio
 (10,254,880 Shares; cost
 $123,642,194).......................              --               --               --               --               --
Salomon Brothers Strategic Bond
 Opportunities Portfolio
 (10,185,554 Shares; cost
 $118,729,859).......................              --               --               --               --               --
Balanced Portfolio
 (7,202,272 Shares; cost
 $96,133,269)........................              --               --               --               --               --
Alger Equity Growth Portfolio
 (11,275,390 Shares; cost
 $291,214,346).......................              --               --               --               --               --
Davis Venture Value Portfolio
 (14,402,116 Shares; cost
 $348,964,087).......................              --               --               --               --               --
MFS Investors Trust Portfolio
 (2,130,655 Shares; cost
 $18,442,625)........................              --               --               --               --               --
MFS Research Managers Portfolio
 (2,494,173 Shares; cost
 $23,648,857)........................              --               --               --               --               --
FI Mid Cap Opportunities Portfolio
 (618,746 Shares; cost $5,994,542)...              --               --               --               --               --
Met/Putnam Voyager Portfolio
 (3,186,075 Shares; cost
 $15,763,362)........................              --               --               --               --               --
FI International Stock Portfolio
 (8,604,829 Shares; cost
 $72,592,695)........................              --               --               --               --               --
State Street Research Aurora
 Portfolio
 (8,625,857 Shares; cost
 $114,746,943).......................              --               --               --               --               --
Janus Mid Cap Portfolio
 (874,483 Shares; cost
 $11,208,081)........................              --               --               --               --               --
Russell 2000 Index Portfolio
 (2,795,007 Shares; cost
 $26,892,022)........................              --               --               --               --               --
MetLife Stock Index Portfolio
 (2,197,959 Shares; cost
 $57,436,194)........................      63,301,214               --               --               --               --
Franklin Templeton Small Cap Growth
 Portfolio
 (2,224,818 Shares; cost
 $16,827,698)........................              --       20,557,315               --               --               --
Neuberger Berman Partners Mid Cap
 Value Portfolio
 (1,348,764 Shares; cost
 $18,815,715)........................              --               --       23,239,209               --               --
Harris Oakmark Large Cap Value
 Portfolio
 (2,836,140 Shares; cost
 $29,495,700)........................              --               --               --       34,090,407               --
State Street Research Large Cap Value
 Portfolio
 (805,391 Shares; cost $7,085,643)...              --               --               --               --        8,585,462
Lehman Brothers Aggregate Bond Index
 Portfolio
 (5,946,354 Shares; cost
 $63,737,495)........................              --               --               --               --               --
Morgan Stanley EAFE Index Portfolio
 (2,495,455 Shares; cost
 $19,000,350)........................              --               --               --               --               --
MetLife Mid Cap Stock Index Portfolio
 (2,283,910 Shares; cost
 $22,726,481)........................              --               --               --               --               --
State Street Research Investment
 Trust Portfolio
 (548,369 Shares; cost
 $11,786,165)........................              --               --               --               --               --
MET INVESTORS SERIES TRUST ("MET
 INVESTORS FUND")
MFS Research International Portfolio
 (2,034,713 Shares; cost
 $16,278,133)........................              --               --               --               --               --
T. Rowe Price Mid Cap Growth
 Portfolio
 (2,921,437 Shares; cost
 $16,573,539)........................              --               --               --               --               --
PIMCO Total Return Portfolio
 (15,284,321 Shares; cost
 $171,011,844).......................              --               --               --               --               --
PIMCO Innovation Portfolio
 (2,569,006 Shares; cost
 $10,136,445)........................              --               --               --               --               --
Lord Abbett Bond Debenture Portfolio
 (3,984,279 Shares; cost
 $43,722,312)........................              --               --               --               --               --
Met/AIM Mid Cap Core Equity Portfolio
 (953,660 Shares; cost
 $10,195,572)........................              --               --               --               --               --
Met/AIM Small Cap Growth Portfolio
 (675,575 Shares; cost $6,731,462)...              --               --               --               --               --
Harris Oakmark International
 Portfolio
 (1,346,257 Shares; cost
 $14,216,913)........................              --               --               --               --               --
Janus Aggressive Growth Portfolio
 (1,380,636 Shares; cost
 $8,004,350).........................              --               --               --               --               --
AMERICAN FUNDS INSURANCE SERIES
 ("AMERICAN FUNDS")
American Funds Growth Portfolio
 (4,352,210 Shares; cost
 $168,836,297).......................              --               --               --               --               --
American Funds Growth-Income
 Portfolio
 (5,348,830 Shares; cost
 $154,646,124).......................              --               --               --               --               --
American Funds Global Small Cap
 Portfolio
 (2,411,340 Shares; cost
 $26,166,035)........................              --               --               --               --               --
                                       --------------   --------------   --------------   --------------   --------------
Total Investments....................      63,301,214       20,557,315       23,239,209       34,090,407        8,585,462
Cash and Accounts Receivable.........              --               --               --               --               --
                                       --------------   --------------   --------------   --------------   --------------
Total Assets.........................      63,301,214       20,557,315       23,239,209       34,090,407        8,585,462
LIABILITIES:
Due to New England Life Insurance
 Company.............................          78,168           30,805           31,087           38,885           10,387
                                       --------------   --------------   --------------   --------------   --------------
NET ASSETS...........................  $   63,223,046   $   20,526,510   $   23,208,122   $   34,051,522   $    8,575,075
                                       ==============   ==============   ==============   ==============   ==============
Units Outstanding (In Thousands).....          18,668           23,037           12,944           28,297            8,101
Unit Value...........................  $3.03 to $3.50   $0.87 to $0.90   $1.72 to $1.81   $1.15 to $1.22   $1.04 to $1.06


                                           LEHMAN                                          STATE STREET
                                          BROTHERS          MORGAN          METLIFE          RESEARCH
                                         AGGREGATE         STANLEY          MID CAP         INVESTMENT
                                         BOND INDEX       EAFE INDEX      STOCK INDEX         TRUST
                                         SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                       --------------   --------------   --------------   --------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN SERIES FUND, INC.
 ("METROPOLITAN FUND")
State Street Research Bond Income
 Portfolio
 (1,773,613 Shares; cost
 $193,384,816).......................  $           --   $           --   $           --   $           --
State Street Research Money Market
 Portfolio
 (1,362,871 Shares; cost
 $136,287,172).......................              --               --               --               --
Harris Oakmark Focused Value
 Portfolio
 (1,224,131 Shares; cost
 $209,927,351).......................              --               --               --               --
FI Structured Equity Portfolio
 (652,556 Shares; cost
 $130,394,867).......................              --               --               --               --
Loomis Sayles Small Cap Portfolio
 (644,230 Shares; cost
 $118,818,737).......................              --               --               --               --
Salomon Brothers U.S. Government
 Portfolio
 (10,254,880 Shares; cost
 $123,642,194).......................              --               --               --               --
Salomon Brothers Strategic Bond
 Opportunities Portfolio
 (10,185,554 Shares; cost
 $118,729,859).......................              --               --               --               --
Balanced Portfolio
 (7,202,272 Shares; cost
 $96,133,269)........................              --               --               --               --
Alger Equity Growth Portfolio
 (11,275,390 Shares; cost
 $291,214,346).......................              --               --               --               --
Davis Venture Value Portfolio
 (14,402,116 Shares; cost
 $348,964,087).......................              --               --               --               --
MFS Investors Trust Portfolio
 (2,130,655 Shares; cost
 $18,442,625)........................              --               --               --               --
MFS Research Managers Portfolio
 (2,494,173 Shares; cost
 $23,648,857)........................              --               --               --               --
FI Mid Cap Opportunities Portfolio
 (618,746 Shares; cost $5,994,542)...              --               --               --               --
Met/Putnam Voyager Portfolio
 (3,186,075 Shares; cost
 $15,763,362)........................              --               --               --               --
FI International Stock Portfolio
 (8,604,829 Shares; cost
 $72,592,695)........................              --               --               --               --
State Street Research Aurora
 Portfolio
 (8,625,857 Shares; cost
 $114,746,943).......................              --               --               --               --
Janus Mid Cap Portfolio
 (874,483 Shares; cost
 $11,208,081)........................              --               --               --               --
Russell 2000 Index Portfolio
 (2,795,007 Shares; cost
 $26,892,022)........................              --               --               --               --
MetLife Stock Index Portfolio
 (2,197,959 Shares; cost
 $57,436,194)........................              --               --               --               --
Franklin Templeton Small Cap Growth
 Portfolio
 (2,224,818 Shares; cost
 $16,827,698)........................              --               --               --               --
Neuberger Berman Partners Mid Cap
 Value Portfolio
 (1,348,764 Shares; cost
 $18,815,715)........................              --               --               --               --
Harris Oakmark Large Cap Value
 Portfolio
 (2,836,140 Shares; cost
 $29,495,700)........................              --               --               --               --
State Street Research Large Cap Value
 Portfolio
 (805,391 Shares; cost $7,085,643)...              --               --               --               --
Lehman Brothers Aggregate Bond Index
 Portfolio
 (5,946,354 Shares; cost
 $63,737,495)........................      64,161,159               --               --               --
Morgan Stanley EAFE Index Portfolio
 (2,495,455 Shares; cost
 $19,000,350)........................              --       24,156,000               --               --
MetLife Mid Cap Stock Index Portfolio
 (2,283,910 Shares; cost
 $22,726,481)........................              --               --       27,018,651               --
State Street Research Investment
 Trust Portfolio
 (548,369 Shares; cost
 $11,786,165)........................              --               --               --       13,380,213
MET INVESTORS SERIES TRUST ("MET
 INVESTORS FUND")
MFS Research International Portfolio
 (2,034,713 Shares; cost
 $16,278,133)........................              --               --               --               --
T. Rowe Price Mid Cap Growth
 Portfolio
 (2,921,437 Shares; cost
 $16,573,539)........................              --               --               --               --
PIMCO Total Return Portfolio
 (15,284,321 Shares; cost
 $171,011,844).......................              --               --               --               --
PIMCO Innovation Portfolio
 (2,569,006 Shares; cost
 $10,136,445)........................              --               --               --               --
Lord Abbett Bond Debenture Portfolio
 (3,984,279 Shares; cost
 $43,722,312)........................              --               --               --               --
Met/AIM Mid Cap Core Equity Portfolio
 (953,660 Shares; cost
 $10,195,572)........................              --               --               --               --
Met/AIM Small Cap Growth Portfolio
 (675,575 Shares; cost $6,731,462)...              --               --               --               --
Harris Oakmark International
 Portfolio
 (1,346,257 Shares; cost
 $14,216,913)........................              --               --               --               --
Janus Aggressive Growth Portfolio
 (1,380,636 Shares; cost
 $8,004,350).........................              --               --               --               --
AMERICAN FUNDS INSURANCE SERIES
 ("AMERICAN FUNDS")
American Funds Growth Portfolio
 (4,352,210 Shares; cost
 $168,836,297).......................              --               --               --               --
American Funds Growth-Income
 Portfolio
 (5,348,830 Shares; cost
 $154,646,124).......................              --               --               --               --
American Funds Global Small Cap
 Portfolio
 (2,411,340 Shares; cost
 $26,166,035)........................              --               --               --               --
                                       --------------   --------------   --------------   --------------
Total Investments....................      64,161,159       24,156,000       27,018,651       13,380,213
Cash and Accounts Receivable.........              --               --               --               --
                                       --------------   --------------   --------------   --------------
Total Assets.........................      64,161,159       24,156,000       27,018,651       13,380,213
LIABILITIES:
Due to New England Life Insurance
 Company.............................          80,438           29,643           40,701           16,208
                                       --------------   --------------   --------------   --------------
NET ASSETS...........................  $   64,080,721   $   24,126,357   $   26,977,950   $   13,364,005
                                       ==============   ==============   ==============   ==============
Units Outstanding (In Thousands).....          51,282           25,459           23,561            2,209
Unit Value...........................  $1.20 to $1.26   $0.91 to $0.96   $1.11 to $1.15   $5.11 to $6.34

                       See Notes to Financial Statements.

          MFS          T. ROWE PRICE                                       LORD ABBETT        MET/AIM          MET/AIM
        RESEARCH          MID-CAP           PIMCO            PIMCO             BOND           MID CAP         SMALL CAP
     INTERNATIONAL        GROWTH         TOTAL RETURN      INNOVATION       DEBENTURE       CORE EQUITY         GROWTH
       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
     --------------   ---------------   --------------   --------------   --------------   --------------   --------------
     $           --   $            --   $           --   $           --   $           --   $           --   $           --
                 --                --               --               --               --               --               --
                 --                --               --               --               --               --               --
                 --                --               --               --               --               --               --
                 --                --               --               --               --               --               --
                 --                --               --               --               --               --               --
                 --                --               --               --               --               --               --
                 --                --               --               --               --               --               --
                 --                --               --               --               --               --               --
                 --                --               --               --               --               --               --
                 --                --               --               --               --               --               --
                 --                --               --               --               --               --               --
                 --                --               --               --               --               --               --
                 --                --               --               --               --               --               --
                 --                --               --               --               --               --               --
                 --                --               --               --               --               --               --
                 --                --               --               --               --               --               --
                 --                --               --               --               --               --               --
                 --                --               --               --               --               --               --
                 --                --               --               --               --               --               --
                 --                --               --               --               --               --               --
                 --                --               --               --               --               --               --
                 --                --               --               --               --               --               --
                 --                --               --               --               --               --               --
                 --                --               --               --               --               --               --
                 --                --               --               --               --               --               --
                 --                --               --               --               --               --               --
         19,919,840                --               --               --               --               --               --
                 --        18,521,913               --               --               --               --               --
                 --                --      176,381,068               --               --               --               --
                 --                --               --       12,305,540               --               --               --
                 --                --               --               --       47,691,820               --               --
                 --                --               --               --               --       11,720,477               --
                 --                --               --               --               --               --        8,086,631
                 --                --               --               --               --               --               --
                 --                --               --               --               --               --               --
                 --                --               --               --               --               --               --
                 --                --               --               --               --               --               --
                 --                --               --               --               --               --               --
     --------------   ---------------   --------------   --------------   --------------   --------------   --------------
         19,919,840        18,521,913      176,381,068       12,305,540       47,691,820       11,720,477        8,086,631
                 --                --               --               --               --               --               --
     --------------   ---------------   --------------   --------------   --------------   --------------   --------------
         19,919,840        18,521,913      176,381,068       12,305,540       47,691,820       11,720,477        8,086,631
             23,798            20,901          218,180           13,605           65,858           13,935            9,354
     --------------   ---------------   --------------   --------------   --------------   --------------   --------------
     $   19,896,042   $    18,501,012   $  176,162,888   $   12,291,935   $   47,625,962   $   11,706,542   $    8,077,277
     ==============   ===============   ==============   ==============   ==============   ==============   ==============
             20,694            30,181          150,686           26,679           30,138            9,721            6,954
     $0.93 to $0.97    $0.60 to $0.62   $1.14 to $1.18   $0.45 to $0.46   $1.50 to $1.61   $1.18 to $1.21   $1.14 to $1.17


         HARRIS           JANUS           AMERICAN          AMERICAN          AMERICAN
        OAKMARK         AGGRESSIVE          FUNDS            FUNDS             FUNDS
     INTERNATIONAL        GROWTH           GROWTH        GROWTH-INCOME    GLOBAL SMALL CAP
       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
     --------------   --------------   ---------------   --------------   ----------------
     $           --   $           --   $            --   $          --     $           --
                 --               --                --              --                 --
                 --               --                --              --                 --
                 --               --                --              --                 --
                 --               --                --              --                 --
                 --               --                --              --                 --
                 --               --                --              --                 --
                 --               --                --              --                 --
                 --               --                --              --                 --
                 --               --                --              --                 --
                 --               --                --              --                 --
                 --               --                --              --                 --
                 --               --                --              --                 --
                 --               --                --              --                 --
                 --               --                --              --                 --
                 --               --                --              --                 --
                 --               --                --              --                 --
                 --               --                --              --                 --
                 --               --                --              --                 --
                 --               --                --              --                 --
                 --               --                --              --                 --
                 --               --                --              --                 --
                 --               --                --              --                 --
                 --               --                --              --                 --
                 --               --                --              --                 --
                 --               --                --              --                 --
                 --               --                --              --                 --
                 --               --                --              --                 --
                 --               --                --              --                 --
                 --               --                --              --                 --
                 --               --                --              --                 --
                 --               --                --              --                 --
                 --               --                --              --                 --
                 --               --                --              --                 --
         15,946,960               --                --              --                 --
                 --        9,650,645                --              --                 --
                 --               --       198,025,555              --                 --
                 --               --                --     179,078,821                 --
                 --               --                --              --         33,951,670
     --------------   --------------   ---------------   --------------    --------------
         15,946,960        9,650,645       198,025,555     179,078,821         33,951,670
                 --               --                --              --                 --
     --------------   --------------   ---------------   --------------    --------------
         15,946,960        9,650,645       198,025,555     179,078,821         33,951,670
             35,652           11,830           295,715         268,808             46,953
     --------------   --------------   ---------------   --------------    --------------
     $   15,911,308   $    9,638,815   $   197,729,840   $ 178,810,013     $   33,904,717
     ==============   ==============   ===============   ==============    ==============
             13,499           14,238            17,878          20,819             20,950
     $1.15 to $1.18   $0.66 to $0.68   $9.36 to $11.54   $7.29 to $8.98    $1.54 to $1.64

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF OPERATIONS--FOR THE YEAR ENDED DECEMBER 31, 2003

                                  STATE STREET RESEARCH   STATE STREET RESEARCH   HARRIS OAKMARK   FI STRUCTURED   LOOMIS SAYLES
                                       BOND INCOME            MONEY MARKET        FOCUSED VALUE       EQUITY         SMALL CAP
                                       SUBACCOUNT              SUBACCOUNT           SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                  ---------------------   ---------------------   --------------   -------------   -------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends......................       $5,920,627              $ 1,077,966         $   232,785      $   707,560     $        --
                                       ----------              -----------         -----------      -----------     -----------
Expenses:
 Mortality and expense
  charges.......................        2,429,226                1,944,243           2,564,742        1,211,037       1,322,999
 Administrative charges.........          268,193                  235,429             296,945          101,654         120,669
                                       ----------              -----------         -----------      -----------     -----------
 Total Expenses.................        2,697,419                2,179,672           2,861,687        1,312,691       1,443,668
                                       ----------              -----------         -----------      -----------     -----------
Net investment income (loss)....        3,223,208               (1,101,706)         (2,628,902)        (605,131)     (1,443,668)
                                       ----------              -----------         -----------      -----------     -----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from
 security transactions..........           24,151                       47             518,209       (9,600,260)       (546,592)
Change in unrealized
 appreciation (depreciation) of
 investments for the period.....        4,734,507                      (47)         60,813,080       31,381,790      32,830,928
                                       ----------              -----------         -----------      -----------     -----------
Net realized and unrealized
 gains (losses) on
 investments....................        4,758,658                       --          61,331,289       21,781,530      32,284,336
                                       ----------              -----------         -----------      -----------     -----------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS.....................       $7,981,866              $(1,101,706)        $58,702,387      $21,176,399     $30,840,668
                                       ==========              ===========         ===========      ===========     ===========

                                                     SALOMON BROTHERS
                                  SALOMON BROTHERS    STRATEGIC BOND
                                  U.S. GOVERNMENT     OPPORTUNITIES      BALANCED
                                     SUBACCOUNT         SUBACCOUNT      SUBACCOUNT
                                  ----------------   ----------------   -----------
INVESTMENT INCOME (LOSS):
Income:
 Dividends......................    $ 2,062,544        $ 2,024,784      $ 2,219,953
                                    -----------        -----------      -----------
Expenses:
 Mortality and expense
  charges.......................      1,548,659          1,324,055          969,796
 Administrative charges.........        188,878            142,025           92,521
                                    -----------        -----------      -----------
 Total Expenses.................      1,737,537          1,466,080        1,062,317
                                    -----------        -----------      -----------
Net investment income (loss)....        325,007            558,704        1,157,636
                                    -----------        -----------      -----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from
 security transactions..........      1,391,244           (136,231)      (4,648,817)
Change in unrealized
 appreciation (depreciation) of
 investments for the period.....     (1,631,481)        10,201,271       16,306,104
                                    -----------        -----------      -----------
Net realized and unrealized
 gains (losses) on
 investments....................       (240,237)        10,065,040       11,657,287
                                    -----------        -----------      -----------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS.....................    $    84,770        $10,623,744      $12,814,923
                                    ===========        ===========      ===========

                       See Notes to Financial Statements.

    ALGER EQUITY       DAVIS             MFS                MFS           FI MID CAP     MET/PUTNAM    FI INTERNATIONAL
       GROWTH      VENTURE VALUE   INVESTORS TRUST   RESEARCH MANAGERS   OPPORTUNITIES     VOYAGER          STOCK
     SUBACCOUNT     SUBACCOUNT       SUBACCOUNT         SUBACCOUNT        SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
    ------------   -------------   ---------------   -----------------   -------------   -----------   ----------------
         $93,115    $ 1,074,437      $   43,500         $   161,396       $   94,741     $       --      $   465,310
    ------------    -----------      ----------         -----------       ----------     -----------     -----------
       2,393,916      3,803,146         187,970             240,975           36,564        162,402          889,996
         213,156        380,303          19,748              21,546            5,276         17,933           95,899
    ------------    -----------      ----------         -----------       ----------     -----------     -----------
       2,607,072      4,183,449         207,718             262,521           41,840        180,335          985,895
    ------------    -----------      ----------         -----------       ----------     -----------     -----------
      (2,513,957)    (3,109,012)       (164,218)           (101,125)          52,901       (180,335)        (520,585)
    ------------    -----------      ----------         -----------       ----------     -----------     -----------
     (17,005,350)     3,186,739        (803,688)         (2,442,253)          73,812     (2,824,170)      (6,158,497)
      72,841,221     79,222,440       3,789,494           6,342,471        1,083,857      5,797,316       24,630,602
    ------------    -----------      ----------         -----------       ----------     -----------     -----------
      55,835,871     82,409,179       2,985,806           3,900,218        1,157,669      2,973,146       18,472,105
    ------------    -----------      ----------         -----------       ----------     -----------     -----------
     $53,321,914    $79,300,167      $2,821,588         $ 3,799,093       $1,210,570     $2,792,811      $17,951,520
    ============    ===========      ==========         ===========       ==========     ===========     ===========

      STATE STREET        JANUS      RUSSELL 2000
     RESEARCH AURORA     MID CAP        INDEX
       SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
     ---------------   -----------   ------------
       $        --     $       --     $   88,455
       -----------     -----------    ----------
         1,182,957        117,377        242,823
           156,460         13,958         32,752
       -----------     -----------    ----------
         1,339,417        131,335        275,575
       -----------     -----------    ----------
        (1,339,417)      (131,335)      (187,120)
       -----------     -----------    ----------
           305,944     (1,159,030)      (111,399)
        42,446,131      3,921,220      7,798,119
       -----------     -----------    ----------
        42,752,075      2,762,190      7,686,720
       -----------     -----------    ----------
       $41,412,658     $2,630,855     $7,499,600
       ===========     ===========    ==========

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF OPERATIONS-FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                          STATE STREET
                                                                        NEUBERGER                           RESEARCH
                                    METLIFE     FRANKLIN TEMPLETON   BERMAN PARTNERS    HARRIS OAKMARK     LARGE CAP
                                  STOCK INDEX    SMALL CAP GROWTH     MID CAP VALUE     LARGE CAP VALUE      VALUE
                                  SUBACCOUNT        SUBACCOUNT          SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                  -----------   ------------------   ----------------   ---------------   ------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends......................  $   610,075       $       --          $   29,756        $       --       $   62,463
                                  -----------       ----------          ----------        ----------       ----------
Expenses:
 Mortality and expense
  charges.......................      532,965          166,083             172,769           217,313           55,671
 Administrative charges.........       74,364           23,187              23,178            31,469            8,066
                                  -----------       ----------          ----------        ----------       ----------
 Total Expenses.................      607,329          189,270             195,947           248,782           63,737
                                  -----------       ----------          ----------        ----------       ----------
Net investment income (loss)....        2,746         (189,270)           (166,191)         (248,782)          (1,274)
                                  -----------       ----------          ----------        ----------       ----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from
 security transactions..........     (741,308)         (93,207)            (30,894)           23,723           26,376
Change in unrealized
 appreciation (depreciation) of
 investments for the period.....   11,586,915        5,423,706           4,886,874         4,694,183        1,530,937
                                  -----------       ----------          ----------        ----------       ----------
Net realized and unrealized
 gains (losses) on
 investments....................   10,845,607        5,330,499           4,855,980         4,717,906        1,557,313
                                  -----------       ----------          ----------        ----------       ----------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS.....................  $10,848,353       $5,141,229          $4,689,789        $4,469,124       $1,556,039
                                  ===========       ==========          ==========        ==========       ==========

                                                                      METLIFE     STATE STREET
                                  LEHMAN BROTHERS                     MID CAP       RESEARCH
                                  AGGREGATE BOND    MORGAN STANLEY     STOCK       INVESTMENT
                                       INDEX          EAFE INDEX       INDEX         TRUST
                                    SUBACCOUNT        SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                  ---------------   --------------   ----------   ------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends......................    $ 2,768,392       $  180,757     $  52,751     $   56,372
                                    -----------       ----------     ----------    ----------
Expenses:
 Mortality and expense
  charges.......................        658,086          175,196       207,387        108,954
 Administrative charges.........         89,152           24,444        28,982         16,193
                                    -----------       ----------     ----------    ----------
 Total Expenses.................        747,238          199,640       236,369        125,147
                                    -----------       ----------     ----------    ----------
Net investment income (loss)....      2,021,154          (18,883)     (183,618)       (68,775)
                                    -----------       ----------     ----------    ----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from
 security transactions..........        405,557         (635,085)      (95,370)      (339,441)
Change in unrealized
 appreciation (depreciation) of
 investments for the period.....     (1,490,345)       5,940,994     5,533,203      2,752,863
                                    -----------       ----------     ----------    ----------
Net realized and unrealized
 gains (losses) on
 investments....................     (1,084,788)       5,305,909     5,437,833      2,413,422
                                    -----------       ----------     ----------    ----------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS.....................    $   936,366       $5,287,026     $5,254,215    $2,344,647
                                    ===========       ==========     ==========    ==========

                       See Notes to Financial Statements.

                    T. ROWE PRICE                               LORD ABBETT     MET/AIM      MET/AIM        HARRIS
    MFS RESEARCH       MID-CAP         PIMCO         PIMCO         BOND         MID CAP     SMALL CAP       OAKMARK
    INTERNATIONAL      GROWTH       TOTAL RETURN   INNOVATION    DEBENTURE    CORE EQUITY     GROWTH     INTERNATIONAL
     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
    -------------   -------------   ------------   ----------   -----------   -----------   ----------   -------------
       $105,213      $       --      $3,376,914    $      --    $  741,600    $   92,230    $      --     $  164,800
     ----------      ----------      ----------    ----------   ----------    ----------    ----------    ----------
        145,399         124,575       1,697,193       75,386       353,909        71,444       50,866         52,359
         22,665          16,473         244,901       10,414        47,322        10,589        7,432          6,683
     ----------      ----------      ----------    ----------   ----------    ----------    ----------    ----------
        168,064         141,048       1,942,094       85,800       401,231        82,033       58,298         59,042
     ----------      ----------      ----------    ----------   ----------    ----------    ----------    ----------
        (62,851)       (141,048)      1,434,820      (85,800)      340,369        10,197      (58,298)       105,758
     ----------      ----------      ----------    ----------   ----------    ----------    ----------    ----------
       (100,643)       (508,330)      1,258,843     (505,159)       (1,892)        7,310       19,782         78,717
      4,168,181       3,722,010         804,064    3,068,744     4,238,038     1,559,499    1,459,644      1,731,612
     ----------      ----------      ----------    ----------   ----------    ----------    ----------    ----------
      4,067,538       3,213,680       2,062,907    2,563,585     4,236,146     1,566,809    1,479,426      1,810,329
     ----------      ----------      ----------    ----------   ----------    ----------    ----------    ----------
     $4,004,687      $3,072,632      $3,497,727    $2,477,785   $4,576,515    $1,577,006    $1,421,128    $1,916,087
     ==========      ==========      ==========    ==========   ==========    ==========    ==========    ==========

        JANUS       AMERICAN        AMERICAN          AMERICAN
     AGGRESSIVE       FUNDS          FUNDS             FUNDS
       GROWTH        GROWTH      GROWTH-INCOME    GLOBAL SMALL CAP
     SUBACCOUNT    SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
     -----------   -----------   --------------   ----------------
     $       --    $   181,764    $ 1,517,206        $  115,077
     ----------    -----------    -----------        ----------
         87,599      1,789,763      1,691,194           286,368
         12,586        233,323        218,638            37,854
     ----------    -----------    -----------        ----------
        100,185      2,023,086      1,909,832           324,222
     ----------    -----------    -----------        ----------
       (100,185)    (1,841,322)      (392,626)         (209,145)
     ----------    -----------    -----------        ----------
       (852,980)      (239,887)       (59,290)         (535,076)
      2,782,999     39,775,157     33,712,294         9,510,507
     ----------    -----------    -----------        ----------
      1,930,019     39,535,270     33,653,004         8,975,431
     ----------    -----------    -----------        ----------
     $1,829,834    $37,693,948    $33,260,378        $8,766,286
     ==========    ===========    ===========        ==========

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS

                                        STATE STREET RESEARCH            STATE STREET RESEARCH
                                             BOND INCOME                      MONEY MARKET            HARRIS OAKMARK FOCUSED VALUE
                                              SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                     ----------------------------     ----------------------------    ----------------------------
                                       FOR THE         FOR THE          FOR THE         FOR THE         FOR THE         FOR THE
                                      YEAR ENDED      YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                     DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                         2003            2002             2003            2002            2003            2002
                                     ------------    ------------     ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
 Net investment income (loss)......  $  3,223,208    $  4,876,283     $ (1,101,706)   $   (253,154)   $ (2,628,902)   $ (1,946,892)
 Net realized gains (losses) from
  security transactions............        24,151        (385,767)              47              --         518,209         314,909
 Change in unrealized appreciation
  (depreciation) of investments....     4,734,507       6,189,005              (47)             --      60,813,080     (16,626,308)
                                     ------------    ------------     ------------    ------------    ------------    ------------
  Net increase (decrease) in net
   assets resulting from
   operations......................     7,981,866      10,679,521       (1,101,706)       (253,154)     58,702,387     (18,258,291)
                                     ------------    ------------     ------------    ------------    ------------    ------------
From capital transactions:
 Net premiums......................    32,468,744      25,528,733       75,616,520      61,528,229      36,697,365      36,647,650
 Redemptions.......................   (16,712,528)    (15,268,971)     (40,636,689)    (36,191,898)    (13,710,988)    (11,619,827)
                                     ------------    ------------     ------------    ------------    ------------    ------------
 Total net premiums
  (redemptions)....................    15,756,216      10,259,762       34,979,831      25,336,331      22,986,377      25,027,823
 Net subaccount transfers..........     1,979,556      (2,628,376)     (54,658,483)     (2,816,600)     28,424,151        (308,686)
 Other net transfers...............    (2,959,386)     24,776,139       (2,486,911)     14,087,957      (1,773,748)     29,142,352
                                     ------------    ------------     ------------    ------------    ------------    ------------
  Net increase (decrease) in net
   assets resulting from capital
   transactions....................    14,776,386      32,407,525      (22,165,563)     36,607,688      49,636,780      53,861,489
                                     ------------    ------------     ------------    ------------    ------------    ------------
NET CHANGE IN NET ASSETS...........    22,758,252      43,087,046      (23,267,269)     36,354,534     108,339,167      35,603,198
NET ASSETS -- BEGINNING OF YEAR....   181,150,444     138,063,398      159,443,689     123,089,155     164,782,794     129,179,596
                                     ------------    ------------     ------------    ------------    ------------    ------------
NET ASSETS -- END OF YEAR..........  $203,908,696    $181,150,444     $136,176,420    $159,443,689    $273,121,961    $164,782,794
                                     ============    ============     ============    ============    ============    ============


                                         FI STRUCTURED EQUITY
                                              SUBACCOUNT
                                     ----------------------------
                                       FOR THE         FOR THE
                                      YEAR ENDED      YEAR ENDED
                                     DECEMBER 31,    DECEMBER 31,
                                         2003            2002
                                     ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
 Net investment income (loss)......  $   (605,131)   $   (654,384)
 Net realized gains (losses) from
  security transactions............    (9,600,260)    (11,839,764)
 Change in unrealized appreciation
  (depreciation) of investments....    31,381,790     (16,070,384)
                                     ------------    ------------
  Net increase (decrease) in net
   assets resulting from
   operations......................    21,176,399     (28,564,532)
                                     ------------    ------------
From capital transactions:
 Net premiums......................     3,724,086       4,447,626
 Redemptions.......................    (9,330,710)    (11,809,443)
                                     ------------    ------------
 Total net premiums
  (redemptions)....................    (5,606,624)     (7,361,817)
 Net subaccount transfers..........    (5,093,289)        449,696
 Other net transfers...............    (1,078,782)    (19,240,841)
                                     ------------    ------------
  Net increase (decrease) in net
   assets resulting from capital
   transactions....................   (11,778,695)    (26,152,962)
                                     ------------    ------------
NET CHANGE IN NET ASSETS...........     9,397,704     (54,717,494)
NET ASSETS -- BEGINNING OF YEAR....    93,056,761     147,774,255
                                     ------------    ------------
NET ASSETS -- END OF YEAR..........  $102,454,465    $ 93,056,761
                                     ============    ============

                       See Notes to Financial Statements.

                                                                            SALOMON BROTHERS
      LOOMIS SAYLES SMALL CAP     SALOMON BROTHERS U.S. GOVERNMENT    STRATEGIC BOND OPPORTUNITIES             BALANCED
            SUBACCOUNT                       SUBACCOUNT                        SUBACCOUNT                     SUBACCOUNT
    ---------------------------   ---------------------------------   -----------------------------   ---------------------------
      FOR THE        FOR THE          FOR THE           FOR THE          FOR THE         FOR THE        FOR THE        FOR THE
     YEAR ENDED     YEAR ENDED      YEAR ENDED        YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,      DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
        2003           2002            2003              2002             2003            2002            2003           2002
    ------------   ------------   ---------------   ---------------   -------------   -------------   ------------   ------------
    $ (1,443,668)  $(1,650,794)    $    325,007      $  2,442,641     $    558,704     $ 4,364,513    $ 1,157,636    $   782,342
        (546,592)    1,515,132        1,391,244           571,322         (136,231)       (985,034)    (4,648,817)    (4,717,853)
      32,830,928   (29,456,175)      (1,631,481)        2,380,937       10,201,271       2,823,504     16,306,104     (9,577,452)
    ------------   ------------    ------------      ------------     ------------     -----------    -----------    ------------
      30,840,668   (29,591,837)          84,770         5,394,900       10,623,744       6,202,983     12,814,923    (13,512,963)
    ------------   ------------    ------------      ------------     ------------     -----------    -----------    ------------
      10,220,978     8,197,368       23,462,280        20,733,676       23,611,877       9,954,331      8,781,786      6,926,713
      (8,441,020)  (10,520,179)      (8,923,943)       (8,230,865)      (9,165,843)     (6,926,308)    (7,142,026)    (7,846,834)
    ------------   ------------    ------------      ------------     ------------     -----------    -----------    ------------
       1,779,958    (2,322,811)      14,538,337        12,502,811       14,446,034       3,028,023      1,639,760       (920,121)
        (895,668)      247,328       (2,380,648)       (1,440,265)      18,476,476        (751,388)     3,986,737        147,174
        (546,887)  (13,039,440)      (1,276,492)       34,310,051       (1,278,348)      5,195,447     (1,272,515)    (5,728,148)
    ------------   ------------    ------------      ------------     ------------     -----------    -----------    ------------
         337,403   (15,114,923)      10,881,197        45,372,597       31,644,162       7,472,082      4,353,982     (6,501,095)
    ------------   ------------    ------------      ------------     ------------     -----------    -----------    ------------
      31,178,071   (44,706,760)      10,965,967        50,767,497       42,267,906      13,675,065     17,168,905    (20,014,058)
      90,702,735   135,409,495      115,248,549        64,481,052       85,878,903      72,203,838     70,507,894     90,521,952
    ------------   ------------    ------------      ------------     ------------     -----------    -----------    ------------
    $121,880,806   $90,702,735     $126,214,516      $115,248,549     $128,146,809     $85,878,903    $87,676,799    $70,507,894
    ============   ============    ============      ============     ============     ===========    ===========    ============


         ALGER EQUITY GROWTH            DAVIS VENTURE VALUE
              SUBACCOUNT                    SUBACCOUNT
     ----------------------------   ---------------------------
       FOR THE         FOR THE        FOR THE        FOR THE
      YEAR ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED
     DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
         2003           2002            2003           2002
     ------------   -------------   ------------   ------------
     $ (2,513,957)  $  (3,382,244)  $ (3,109,012)  $ (1,836,492)
      (17,005,350)        258,082      3,186,739     13,594,166
       72,841,221     (95,904,839)    79,222,440    (70,975,456)
     ------------   -------------   ------------   ------------
       53,321,914     (99,029,001)    79,300,167    (59,217,782)
     ------------   -------------   ------------   ------------
       14,871,360      17,691,355     36,700,869     34,133,126
      (17,249,114)    (22,360,733)   (23,716,606)   (26,724,871)
     ------------   -------------   ------------   ------------
       (2,377,754)     (4,669,378)    12,984,263      7,408,255
       (7,781,646)      2,110,297      8,138,325        313,063
       (1,729,193)    (32,518,891)    (2,682,741)    (9,045,061)
     ------------   -------------   ------------   ------------
      (11,888,593)    (35,077,972)    18,439,847     (1,323,743)
     ------------   -------------   ------------   ------------
       41,433,321    (134,106,973)    97,740,014    (60,541,525)
      169,120,600     303,227,573    265,310,922    325,852,447
     ------------   -------------   ------------   ------------
     $210,553,921   $ 169,120,600   $363,050,936   $265,310,922
     ============   =============   ============   ============

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS

                                         MFS INVESTORS TRUST         MFS RESEARCH MANAGERS
                                             SUBACCOUNT                    SUBACCOUNT
                                     ---------------------------   --------------------------
                                       FOR THE        FOR THE        FOR THE       FOR THE
                                      YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED
                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                         2003           2002           2003          2002
                                     ------------   ------------   --------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
 Net investment income (loss)......  $  (164,218)   $  (127,789)   $  (101,125)  $  (280,031)
 Net realized gains (losses) from
  security transactions............     (803,688)    (1,161,308)    (2,442,253)   (7,825,768)
 Change in unrealized appreciation
  (depreciation) of investments....    3,789,494     (2,220,375)     6,342,471     1,398,291
                                     -----------    -----------    -----------   ------------
  Net increase (decrease) in net
   assets resulting from
   operations......................    2,821,588     (3,509,472)     3,799,093    (6,707,508)
                                     -----------    -----------    -----------   ------------
From capital transactions:
 Net premiums......................    2,333,584      2,443,350      1,684,636     1,796,619
 Redemptions.......................   (1,155,164)    (1,222,897)    (1,253,925)   (1,663,618)
                                     -----------    -----------    -----------   ------------
 Total net premiums
  (redemptions)....................    1,178,420      1,220,453        430,711       133,001
 Net subaccount transfers..........      842,359        131,497       (680,166)      169,979
 Other net transfers...............     (239,791)      (475,487)      (227,789)   (3,703,342)
                                     -----------    -----------    -----------   ------------
  Net increase (decrease) in net
   assets resulting from capital
   transactions....................    1,780,988        876,463       (477,244)   (3,400,362)
                                     -----------    -----------    -----------   ------------
NET CHANGE IN NET ASSETS...........    4,602,576     (2,633,009)     3,321,849   (10,107,870)
NET ASSETS -- BEGINNING OF YEAR....   12,979,264     15,612,273     17,632,314    27,740,184
                                     -----------    -----------    -----------   ------------
NET ASSETS -- END OF YEAR..........  $17,581,840    $12,979,264    $20,954,163   $17,632,314
                                     ===========    ===========    ===========   ============

                                          FI MID CAP OPPORUTNITIES          MET/PUTNAM VOYAGER
                                                  SUBACCOUNT                    SUBACCOUNT
                                        -----------------------------   ---------------------------
                                          FOR THE      FOR THE PERIOD     FOR THE        FOR THE
                                         YEAR ENDED    MAY 1, 2002 TO    YEAR ENDED     YEAR ENDED
                                        DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2003           2002
                                        ------------   --------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
 Net investment income (loss)......      $   52,901       $ (2,834)     $  (180,335)   $  (180,735)
 Net realized gains (losses) from
  security transactions............          73,812        (21,853)      (2,824,170)    (4,639,733)
 Change in unrealized appreciation
  (depreciation) of investments....       1,083,857         12,432        5,797,316        315,915
                                         ----------       --------      -----------    -----------
  Net increase (decrease) in net
   assets resulting from
   operations......................       1,210,570        (12,255)       2,792,811     (4,504,553)
                                         ----------       --------      -----------    -----------
From capital transactions:
 Net premiums......................       2,615,094        475,209        1,676,404      2,833,252
 Redemptions.......................        (104,207)       (25,148)      (1,034,136)    (1,072,206)
                                         ----------       --------      -----------    -----------
 Total net premiums
  (redemptions)....................       2,510,887        450,061          642,268      1,761,046
 Net subaccount transfers..........       2,563,227         (3,578)         423,957        253,329
 Other net transfers...............          (1,214)       364,714         (153,987)      (936,870)
                                         ----------       --------      -----------    -----------
  Net increase (decrease) in net
   assets resulting from capital
   transactions....................       5,072,900        811,197          912,238      1,077,505
                                         ----------       --------      -----------    -----------
NET CHANGE IN NET ASSETS...........       6,283,470        798,942        3,705,049     (3,427,048)
NET ASSETS -- BEGINNING OF YEAR....         798,942             --       10,650,726     14,077,774
                                         ----------       --------      -----------    -----------
NET ASSETS -- END OF YEAR..........      $7,082,412       $798,942      $14,355,775    $10,650,726
                                         ==========       ========      ===========    ===========

                       See Notes to Financial Statements.
                                        12


      FI INTERNATIONAL STOCK      STATE STREET RESEARCH AURORA           JANUS MID CAP              RUSSELL 2000 INDEX
            SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
    ---------------------------   -----------------------------   ---------------------------   ---------------------------
      FOR THE        FOR THE         FOR THE         FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
     YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
        2003           2002           2003            2002            2003           2002           2003           2002
    ------------   ------------   -------------   -------------   ------------   ------------   ------------   ------------
    $  (520,585)   $  (325,587)   $ (1,339,417)   $   (563,046)   $  (131,335)   $  (132,892)   $  (187,120)   $   (81,031)
     (6,158,497)   (19,528,997)        305,944        (598,236)    (1,159,030)    (2,210,275)      (111,399)      (306,220)
     24,630,602      7,074,946      42,446,131     (15,874,078)     3,921,220     (1,079,372)     7,798,119     (1,889,237)
    -----------    ------------   ------------    ------------    -----------    -----------    -----------    -----------
     17,951,520    (12,779,638)     41,412,658     (17,035,360)     2,630,855     (3,422,539)     7,499,600     (2,276,488)
    -----------    ------------   ------------    ------------    -----------    -----------    -----------    -----------
     11,454,088      9,279,703      23,269,491      24,702,931      1,889,233      2,500,593      8,622,553      3,411,571
     (5,540,264)    (4,987,034)     (5,270,866)     (3,645,857)    (1,075,265)    (1,269,476)    (1,063,893)      (619,764)
    -----------    ------------   ------------    ------------    -----------    -----------    -----------    -----------
      5,913,824      4,292,669      17,998,625      21,057,074        813,968      1,231,117      7,558,660      2,791,807
      1,049,358        240,228      16,273,326       1,007,149        871,442        155,190      6,699,949        199,942
       (478,591)      (379,185)       (444,560)     27,023,590        (74,524)      (54 ,411)      (195,491)     4,653,154
    -----------    ------------   ------------    ------------    -----------    -----------    -----------    -----------
      6,484,591      4,153,712      33,827,391      49,087,813      1,610,886      1,331,896     14,063,118      7,644,903
    -----------    ------------   ------------    ------------    -----------    -----------    -----------    -----------
     24,436,111     (8,625,926)     75,240,049      32,052,453      4,241,741     (2,090,643)    21,562,718      5,368,415
     60,050,256     68,676,182      67,539,167      35,486,714      7,805,641      9,896,284     11,405,726      6,037,311
    -----------    ------------   ------------    ------------    -----------    -----------    -----------    -----------
    $84,486,367    $60,050,256    $142,779,216    $ 67,539,167    $12,047,382    $ 7,805,641    $32,968,444    $11,405,726
    ===========    ============   ============    ============    ===========    ===========    ===========    ===========

                                       FRANKLIN TEMPLETON
         METLIFE STOCK INDEX            SMALL CAP GROWTH
             SUBACCOUNT                    SUBACCOUNT
     ---------------------------   ---------------------------
       FOR THE        FOR THE        FOR THE        FOR THE
      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
         2003           2002           2003           2002
     ------------   ------------   ------------   ------------
     $     2,746    $     4,114    $  (189,270)   $   (96,383)
        (741,308)    (1,012,793)       (93,207)      (384,505)
      11,586,915     (5,309,773)     5,423,706     (1,813,635)
     -----------    -----------    -----------    -----------
      10,848,353     (6,318,452)     5,141,229     (2,294,523)
     -----------    -----------    -----------    -----------
      14,783,137     12,631,071      4,533,577      4,121,450
      (2,259,179)    (1,798,360)      (538,409)      (339,533)
     -----------    -----------    -----------    -----------
      12,523,958     10,832,711      3,995,168      3,781,917
      10,468,742        428,489      2,822,068        298,896
        (385,421)    10,770,029        (46,518)     2,866,801
     -----------    -----------    -----------    -----------
      22,607,279     22,031,229      6,770,718      6,947,614
     -----------    -----------    -----------    -----------
      33,455,632     15,712,777     11,911,947      4,653,091
      29,767,414     14,054,637      8,614,563      3,961,472
     -----------    -----------    -----------    -----------
     $63,223,046    $29,767,414    $20,526,510    $ 8,614,563
     ===========    ===========    ===========    ===========

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS

                                               NEUBERGER
                                            BERMAN PARTNERS                                                  STATE STREET
                                             MID CAP VALUE          HARRIS OAKMARK LARGE CAP VALUE     RESEARCH LARGE CAP VALUE
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                      ---------------------------   ------------------------------   -----------------------------
                                        FOR THE        FOR THE        FOR THE       FOR THE PERIOD     FOR THE      FOR THE PERIOD
                                       YEAR ENDED     YEAR ENDED     YEAR ENDED     MAY 1, 2002 TO    YEAR ENDED    MAY 1, 2002 TO
                                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                          2003           2002           2003             2002            2003            2002
                                      ------------   ------------   ------------    --------------   ------------   --------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
 Net investment income (loss)......   $  (166,191)    $  (61,129)   $  (248,782)      $   (4,782)     $   (1,274)     $      611
 Net realized gains (losses) from
  security transactions............       (30,894)      (119,676)        23,723          (89,908)         26,376         (18,706)
 Change in unrealized appreciation
  (depreciation) of investments....     4,886,874       (504,610)     4,694,183          (99,476)      1,530,937         (31,118)
                                      -----------     ----------    -----------       ----------      ----------      ----------
  Net increase (decrease) in net
   assets resulting from
   operations......................     4,689,789       (685,415)     4,469,124         (194,166)      1,556,039         (49,213)
                                      -----------     ----------    -----------       ----------      ----------      ----------
From capital transactions:
 Net premiums......................     4,996,188      2,598,101     12,170,606        3,165,721       3,150,006       1,103,847
 Redemptions.......................      (997,026)      (818,494)      (606,555)         (56,318)       (171,621)        (12,562)
                                      -----------     ----------    -----------       ----------      ----------      ----------
 Total net premiums
  (redemptions)....................     3,999,162      1,779,607     11,564,051        3,109,403       2,978,385       1,091,285
 Net subaccount transfers..........     6,152,545        (20,135)    11,157,729          244,571       2,354,304           3,678
 Other net transfers...............       (52,343)     5,303,398        (80,873)       3,781,683         (25,314)        665,911
                                      -----------     ----------    -----------       ----------      ----------      ----------
  Net increase (decrease) in net
   assets resulting from capital
   transactions....................    10,099,364      7,062,870     22,640,907        7,135,657       5,307,375       1,760,874
                                      -----------     ----------    -----------       ----------      ----------      ----------
NET CHANGE IN NET ASSETS...........    14,789,153      6,377,455     27,110,031        6,941,491       6,863,414       1,711,661
NET ASSETS -- BEGINNING OF YEAR....     8,418,969      2,041,514      6,941,491               --       1,711,661              --
                                      -----------     ----------    -----------       ----------      ----------      ----------
NET ASSETS -- END OF YEAR..........   $23,208,122     $8,418,969    $34,051,522       $6,941,491      $8,575,075      $1,711,661
                                      ===========     ==========    ===========       ==========      ==========      ==========


                                           LEHMAN BROTHERS
                                         AGGREGATE BOND INDEX
                                              SUBACCOUNT
                                     ----------------------------
                                       FOR THE         FOR THE
                                      YEAR ENDED      YEAR ENDED
                                     DECEMBER 31,    DECEMBER 31,
                                         2003            2002
                                     ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
 Net investment income (loss)......  $ 2,021,154     $   207,340
 Net realized gains (losses) from
  security transactions............      405,557         155,377
 Change in unrealized appreciation
  (depreciation) of investments....   (1,490,345)      1,684,877
                                     -----------     -----------
  Net increase (decrease) in net
   assets resulting from
   operations......................      936,366       2,047,594
                                     -----------     -----------
From capital transactions:
 Net premiums......................   15,810,928       7,474,855
 Redemptions.......................   (3,292,111)     (2,011,627)
                                     -----------     -----------
 Total net premiums
  (redemptions)....................   12,518,817       5,463,228
 Net subaccount transfers..........   12,301,827        (308,028)
 Other net transfers...............     (568,018)     17,732,936
                                     -----------     -----------
  Net increase (decrease) in net
   assets resulting from capital
   transactions....................   24,252,626      22,888,136
                                     -----------     -----------
NET CHANGE IN NET ASSETS...........   25,188,992      24,935,730
NET ASSETS -- BEGINNING OF YEAR....   38,891,729      13,955,999
                                     -----------     -----------
NET ASSETS -- END OF YEAR..........  $64,080,721     $38,891,729
                                     ===========     ===========

                       See Notes to Financial Statements.

                                                                            STATE STREET RESEARCH
      MORGAN STANLEY EAFE INDEX        METLIFE MID CAP STOCK INDEX            INVESTMENT TRUST
             SUBACCOUNT                        SUBACCOUNT                        SUBACCOUNT
    -----------------------------     -----------------------------     -----------------------------
      FOR THE          FOR THE          FOR THE          FOR THE          FOR THE          FOR THE
     YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
        2003             2002             2003             2002             2003             2002
    ------------     ------------     ------------     ------------     ------------     ------------
    $   (18,883)     $   (62,508)     $  (183,618)     $   (93,573)     $   (68,775)     $   (49,271)
       (635,085)        (493,431)         (95,370)        (319,323)        (339,441)        (232,471)
      5,940,994         (535,795)       5,533,203       (1,387,396)       2,752,863       (1,200,210)
    -----------      -----------      -----------      -----------      -----------      -----------
      5,287,026       (1,091,734)       5,254,215       (1,800,292)       2,344,647       (1,481,952)
    -----------      -----------      -----------      -----------      -----------      -----------
      5,943,308        2,446,481        5,524,325        3,846,379        3,230,835        2,863,603
       (687,568)        (240,895)        (643,249)        (397,075)        (498,344)        (472,228)
    -----------      -----------      -----------      -----------      -----------      -----------
      5,255,740        2,205,586        4,881,076        3,449,304        2,732,491        2,391,375
      4,996,310          136,715        6,374,604          215,522        2,053,669          218,294
        (44,138)       3,833,640         (201,827)       4,479,437          (53,365)       2,518,374
    -----------      -----------      -----------      -----------      -----------      -----------
                       6,175,941       11,053,853        8,144,263        4,732,795        5,128,043
     10,207,912
    -----------      -----------      -----------      -----------      -----------      -----------
     15,494,938        5,084,207       16,308,068        6,343,971        7,077,442        3,646,091
      8,631,419        3,547,212       10,669,882        4,325,911        6,286,563        2,640,472
    -----------      -----------      -----------      -----------      -----------      -----------
    $24,126,357      $ 8,631,419      $26,977,950      $10,669,882      $13,364,005      $ 6,286,563
    ===========      ===========      ===========      ===========      ===========      ===========


      MFS RESEARCH INTERNATIONAL       T. ROWE PRICE MID-CAP GROWTH
              SUBACCOUNT                        SUBACCOUNT
     -----------------------------     -----------------------------
       FOR THE          FOR THE          FOR THE          FOR THE
      YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
         2003             2002             2003             2002
     ------------     ------------     ------------     ------------
     $   (62,851)      $  (56,130)     $  (141,048)     $   (27,932)
        (100,643)         (87,094)        (508,330)        (562,022)
       4,168,181         (512,812)       3,722,010       (1,869,396)
     -----------       ----------      -----------      -----------
       4,004,687         (656,036)       3,072,632       (2,459,350)
     -----------       ----------      -----------      -----------
       5,132,830        3,292,231        5,461,047        2,136,309
        (481,763)        (219,134)        (456,847)        (236,482)
     -----------       ----------      -----------      -----------
       4,651,067        3,073,097        5,004,200        1,899,827
       3,980,562          132,456        4,511,001          183,079
         (88,651)       3,140,106          (66,148)       3,286,506
     -----------       ----------      -----------      -----------
       8,542,978        6,345,659        9,449,053        5,369,412
     -----------       ----------      -----------      -----------
      12,547,665        5,689,623       12,521,685        2,910,062
       7,348,377        1,658,754        5,979,327        3,069,265
     -----------       ----------      -----------      -----------
     $19,896,042       $7,348,377      $18,501,012      $ 5,979,327
     ===========       ==========      ===========      ===========

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS

                                         PIMCO TOTAL RETURN             PIMCO INNOVATION
                                             SUBACCOUNT                     SUBACCOUNT
                                     ---------------------------   ---------------------------
                                     FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                        ENDED          ENDED          ENDED          ENDED
                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                         2003           2002           2003           2002
                                     ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
 Net investment income (loss)......  $  1,434,820   $  (727,208)   $   (85,800)   $   (39,428)
 Net realized gains (losses) from
  security transactions............     1,258,843       188,159       (505,159)    (1,376,525)
 Change in unrealized appreciation
  (depreciation) of investments....       804,064     4,746,004      3,068,744       (643,985)
                                     ------------   -----------    -----------    -----------
  Net increase (decrease) in net
   assets resulting from
   operations......................     3,497,727     4,206,955      2,477,785     (2,059,938)
                                     ------------   -----------    -----------    -----------
From capital transactions:
 Net premiums......................    50,081,285    29,991,434      3,144,792      1,546,416
 Redemptions.......................    (8,980,193)   (2,844,080)      (536,685)      (684,009)
                                     ------------   -----------    -----------    -----------
 Total net premiums
  (redemptions)....................    41,101,092    27,147,354      2,608,107        862,407
 Net subaccount transfers..........    35,081,405    (1,997,821)     4,413,384        300,060
 Other net transfers...............      (648,075)   51,437,501        (11,338)     1,287,870
                                     ------------   -----------    -----------    -----------
  Net increase (decrease) in net
   assets resulting from capital
   transactions....................    75,534,422    76,587,034      7,010,153      2,450,337
                                     ------------   -----------    -----------    -----------
NET CHANGE IN NET ASSETS...........    79,032,149    80,793,989      9,487,938        390,399
NET ASSETS -- BEGINNING OF YEAR....    97,130,739    16,336,750      2,803,997      2,413,598
                                     ------------   -----------    -----------    -----------
NET ASSETS -- END OF YEAR..........  $176,162,888   $97,130,739    $12,291,935    $ 2,803,997
                                     ============   ===========    ===========    ===========

                                        LORD ABBETT BOND DEBENTURE       MET/AIM MID CAP CORE EQUITY
                                                 SUBACCOUNT                     SUBACCOUNT
                                        -----------------------------   -----------------------------
                                        FOR THE YEAR    FOR THE YEAR    FOR THE YEAR   FOR THE PERIOD
                                           ENDED           ENDED           ENDED       MAY 1, 2002 TO
                                        DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                            2003            2002            2003            2002
                                        ------------   --------------   ------------   --------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
 Net investment income (loss)......     $   340,369     $   410,960     $    10,197      $  (17,351)
 Net realized gains (losses) from
  security transactions............          (1,892)       (108,646)          7,310         (14,987)
 Change in unrealized appreciation
  (depreciation) of investments....       4,238,038        (270,273)      1,559,499         (34,595)
                                        -----------     -----------     -----------      ----------
  Net increase (decrease) in net
   assets resulting from
   operations......................       4,576,515          32,041       1,577,006         (66,933)
                                        -----------     -----------     -----------      ----------
From capital transactions:
 Net premiums......................      11,752,834       4,467,642       4,063,403         945,870
 Redemptions.......................      (1,525,986)       (393,703)       (225,919)         (9,175)
                                        -----------     -----------     -----------      ----------
 Total net premiums
  (redemptions)....................      10,226,848       4,073,939       3,837,484         936,695
 Net subaccount transfers..........      18,311,243         (71,883)      4,313,483          21,476
 Other net transfers...............        (188,232)      7,429,341           2,078       1,085,253
                                        -----------     -----------     -----------      ----------
  Net increase (decrease) in net
   assets resulting from capital
   transactions....................      28,349,859      11,431,397       8,153,045       2,043,424
                                        -----------     -----------     -----------      ----------
NET CHANGE IN NET ASSETS...........      32,926,374      11,463,438       9,730,051       1,976,491
NET ASSETS -- BEGINNING OF YEAR....      14,699,588       3,236,150       1,976,491              --
                                        -----------     -----------     -----------      ----------
NET ASSETS -- END OF YEAR..........     $47,625,962     $14,699,588     $11,706,542      $1,976,491
                                        ===========     ===========     ===========      ==========

                       See Notes to Financial Statements.
                                        16

      MET/AIM SMALL CAP GROWTH      HARRIS OAKMARK INTERNATIONAL      JANUS AGGRESSIVE GROWTH        AMERICAN FUNDS GROWTH
             SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
    -----------------------------   -----------------------------   ---------------------------   ---------------------------
    FOR THE YEAR   FOR THE PERIOD   FOR THE YEAR   FOR THE PERIOD   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
       ENDED       MAY 1, 2002 TO      ENDED       MAY 1, 2002 TO      ENDED          ENDED          ENDED          ENDED
    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
        2003            2002            2003            2002            2003           2002           2003           2002
    ------------   --------------   ------------   --------------   ------------   ------------   ------------   ------------
     $  (58,298)     $   (8,344)    $   105,758       $ (1,531)      $ (100,185)   $   (59,709)   $ (1,841,322)  $  (766,084)
         19,782         (23,726)         78,717        (13,705)        (852,980)      (348,469)       (239,887)   (2,113,222)
      1,459,644        (104,475)      1,731,612         (1,565)       2,782,999     (1,078,337)     39,775,157   (10,249,528)
     ----------      ----------     -----------       --------       ----------    -----------    ------------   ------------
      1,421,128        (136,545)      1,916,087        (16,801)       1,829,834     (1,486,515)     37,693,948   (13,128,834)
     ----------      ----------     -----------       --------       ----------    -----------    ------------   ------------
      2,681,009         982,891       5,839,392        466,473        2,100,164      2,520,562      49,418,857    31,210,218
       (177,367)        (38,675)       (128,697)        (2,721)        (294,961)      (209,072)     (6,395,607)   (2,167,859)
     ----------      ----------     -----------       --------       ----------    -----------    ------------   ------------
      2,503,642         944,216       5,710,695        463,752        1,805,203      2,311,490      43,023,250    29,042,359
      2,241,473           4,556       7,570,929         16,819          849,452        166,912      45,608,203     1,653,498
          2,966       1,095,841         (17,959)       267,786          (71,391)     1,429,729        (626,861)   31,110,728
     ----------      ----------     -----------       --------       ----------    -----------    ------------   ------------
      4,748,081       2,044,613      13,263,665        748,357        2,583,264      3,908,131      88,004,592    61,806,585
     ----------      ----------     -----------       --------       ----------    -----------    ------------   ------------
      6,169,209       1,908,068      15,179,752        731,556        4,413,098      2,421,616     125,698,540    48,677,751
      1,908,068              --         731,556             --        5,225,717      2,804,101      72,031,300    23,353,549
     ----------      ----------     -----------       --------       ----------    -----------    ------------   ------------
     $8,077,277      $1,908,068     $15,911,308       $731,556       $9,638,815    $ 5,225,717    $197,729,840   $72,031,300
     ==========      ==========     ===========       ========       ==========    ===========    ============   ============

     AMERICAN FUNDS GROWTH-INCOME    AMERICAN FUNDS GLOBAL SMALL CAP
              SUBACCOUNT                       SUBACCOUNT
     -----------------------------   -------------------------------
     FOR THE YEAR    FOR THE YEAR     FOR THE YEAR     FOR THE YEAR
         ENDED           ENDED           ENDED            ENDED
     DECEMBER 31,    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
         2003            2002             2003             2002
     -------------   -------------   --------------   --------------
     $   (392,626)   $   (104,294)     $  (209,145)     $   (75,490)
          (59,290)     (1,218,017)        (535,076)         (62,855)
       33,712,294      (9,467,301)       9,510,507       (2,008,930)
     ------------    ------------      -----------      -----------
       33,260,378     (10,789,612)       8,766,286       (2,147,275)
     ------------    ------------      -----------      -----------
       43,269,731      26,843,556        8,341,907        5,560,204
       (5,364,779)     (3,240,594)        (885,413)        (288,711)
     ------------    ------------      -----------      -----------
       37,904,952      23,602,962        7,456,494        5,271,493
       38,107,360         771,004        5,652,293           89,926
         (668,360)     32,266,332          (12,851)       5,390,926
     ------------    ------------      -----------      -----------
       75,343,952      56,640,298       13,095,936       10,752,345
     ------------    ------------      -----------      -----------
      108,604,330      45,850,686       21,862,222        8,605,070
       70,205,683      24,354,997       12,042,495        3,437,425
     ------------    ------------      -----------      -----------
     $178,810,013    $ 70,205,683      $33,904,717      $12,042,495
     ============    ============      ===========      ===========

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS--DECEMBER 31, 2003

1. BUSINESS. New England Variable Annuity Separate Account (the "Separate Account"), a separate account of New England Life Insurance Company ("NELICO"), was established by NELICO's Board of Directors on July 1, 1994 to support NELICO'S operations with respect to certain variable annuity contracts ("Contracts") in accordance with the regulations of the Delaware Insurance Department and is now operating in accordance with the regulations of the Commonwealth of Massachusetts Division of Insurance. NELICO is an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan Life"). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account presently consists of thirty-nine subaccounts that support three variable annuity contracts: American Growth Series-I ("AGS-I"), American Growth Series ("AGS"), and American Forerunner Series ("AFS").

The Separate Account is divided into subaccounts that invest in shares of the corresponding portfolios of the Metropolitan Fund, the Met Investors Fund, and the American Funds, collectively, (the "Funds"). For convenience, the underlying portfolios or funds are referred to as "portfolios."

The assets of the Separate Account are registered in the name of NELICO. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from NELICO's other assets and liabilities. The portion of the Separate Accounts' assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business NELICO may conduct.

The table below represents the subaccounts within the Separate Account being audited:

State Street Research Bond Income Subaccount
State Street Research Money Market Subaccount
Harris Oakmark Focused Value Subaccount
FI Structured Equity Subaccount
Loomis Sayles Small Cap Subaccount
Salomon Brothers U.S. Government Subaccount
Salomon Brothers Strategic Bond Opportunities Subaccount
Balanced Subaccount
Alger Equity Growth Subaccount
Davis Venture Value Subaccount
MFS Investors Trust Subaccount
MFS Research Managers Subaccount
FI Mid Cap Opportunities Subaccount(a)
Met/Putnam Voyager Subaccount
FI International Stock Subaccount
State Street Research Aurora Subaccount
Janus Mid Cap Subaccount
Russell 2000 Index Subaccount
MetLife Stock Index Subaccount
Franklin Templeton Small Cap Growth Subaccount
Neuberger Berman Partners Mid Cap Value Subaccount
Harris Oakmark Large Cap Value Subaccount(a)
State Street Research Large Cap Value Subaccount(a)
Lehman Brothers Aggregate Bond Index Subaccount
Morgan Stanley EAFE Index Subaccount
MetLife Mid Cap Stock Index Subaccount
State Street Research Investment Trust Subaccount
MFS Research International Subaccount
T. Rowe Price Mid-Cap Growth Subaccount
PIMCO Total Return Subaccount
PIMCO Innovation Subaccount
Lord Abbett Bond Debenture Subaccount
Met/AIM Mid Cap Core Equity Subaccount(a)
Met/AIM Small Cap Growth Subaccount(a)
Harris Oakmark International Subaccount(a)
Janus Aggressive Growth Subaccount
American Funds Growth Subaccount
American Funds Growth-Income Subaccount
American Funds Global Small Cap Subaccount

(a) On May 1 2002, operations commenced for the six new subaccounts added to the Separate Account on that date: FI Mid Cap Opportunities Subaccount, Harris Oakmark Large Cap Value Subaccount, State Street Research Large Cap Value Subaccount, Met/AIM Mid Cap Core Equity Subaccount, Met/AIM Small Cap Growth Subaccount and Harris Oakmark International Subaccount.

2. SIGNIFICANT ACCOUNTING POLICIES. The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts.

A. VALUATION OF INVESTMENTS. Investments are made in the portfolios of the Funds and are valued at the reported net asset values of these portfolios. The investments of the Funds are valued at fair value. Money market fund investments are valued utilizing the amortized cost method of valuation.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. SECURITY TRANSACTIONS. Purchases and sales are recorded on the trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold. Income from dividends, and gains from realized gain distributions, are recorded on the ex-distribution date.

C. FEDERAL INCOME TAXES. The operations of the Separate Account are included in the Federal income tax return of NELICO, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, NELICO does not expect to incur Federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the contracts. Accordingly, no charge is being made currently to the Separate Account for Federal income taxes. NELICO will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributed to the contracts.

D. ANNUITY RESERVES. For contracts payable on or after January 1, 1998, annuity reserves are computed according to the Annuity 2000 Mortality Tables. The assumed interest rate may be 0% (if the contract was annuitized prior to January 1, 2003), 3.5% or 5% as elected by the annuitant and as regulated by the laws of the respective states. Adjustments to annuity reserves are reimbursed to or from NELICO.

E. USE OF ESTIMATES. The preparation of financial statements in accordance with accounting principles generally accepted in the United State of America requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

F. PURCHASE PAYMENTS. Purchase payments received by NELICO are credited as accumulation units as of the end of the valuation period in which received as provided in the prospectus.

G. RECLASSIFICATIONS. Certain reclassifications have been made to the financial statements for the prior periods to conform to current year presentation.

H. SUBACCOUNT AND OTHER TRANSFERS. Transfers among the subaccounts are presented under the caption net portfolio transfers. Benefit payments and miscellaneous gains and losses are presented under the caption net other transfers.

3. EXPENSES. With respect to the assets in the Separate Account that support the Contracts, NELICO deducts a charge from the net assets of the Separate Account for the assumption of mortality and expense risks as well us general administrative expenses. Although variable annuity payments differ according to the investment performance of the Funds, they are not affected by mortality or expense experience because NELICO assumes the mortality and expense risks under the contracts. The mortality risk assumed by NELICO has two elements, a life annuity mortality risk and, for deferred annuity contracts, a minimum death refund risk. The life annuity mortality risk results from a provision in the contract in which NELICO agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Under deferred annuity contracts, NELICO also assumes a minimum death refund risk by providing that there will be payable, on the death of the annuitant during the accumulation period, an amount equal to the greater of (1) a guaranteed amount equal to the aggregate purchase payments made, without interest, reduced by any partial surrender, and (2) the value of the contract as of the death valuation date. The guaranteed amount in (1) above is recalculated at the specific contract anniversaries to determine whether a higher (but never a lower) guarantee will apply, based on the contract value at the time of recalculation. Certain of the Contracts offer optional death benefits that provide enhanced guaranteed death benefit amounts. Death proceeds are reduced by any outstanding contract loan and, in certain states, by a premium tax charge. The expense risk assumed by NELICO is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contract may prove to be insufficient to cover the cost of those items.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

3. EXPENSES (CONTINUED)

NELICO charges the Separate Account for the mortality and expense risk NELICO assumes under the AGS-I and AGS variable annuity contracts. Currently, the charges are made daily at an annual rate of 1.30% to 1.55% of the Separate Account assets attributable to the AGS individual variable annuity contracts and 1.25% to 1.50% of the Separate Account assets attributable to the AGS-I individual variable annuity contracts, depending on the subaccounts selected. NELICO charges the Separate Account an asset-based insurance charge for the AFS variable annuity contracts. Currently, the charges are made daily at an annual rate of 1.15% to 2.20% of the Separate Account assets attributable to the AFS individual variable annuity contracts, depending on the class of contract, subaccount selected, and the death benefit option selected. NELICO also imposes an administration asset charge at an annual rate of .10% of the Separate Account assets attributable to AGS-I and AGS as well as an annual administration contract charge of $30 per contract deducted from the contract value in the Separate Account for the AGS-I and AGS Contract (though not to exceed 2% of the total contract value). The $30 administrative charge is waived on AGS-I and AGS contracts if the contract value is at least $50,000 or if net deposits made during the year exceed $1,000 and the contract value is at least $25,000. There is an annual contract administrative fee of $30 per Contract year, deducted from the contract value in the Separate Account for AFS Contracts. This fee is waived on AFS contracts if the contract value is at least $50,000. A premium tax charge applies to the Contracts in certain states.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

4. PURCHASES AND SALES OF INVESTMENTS. The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:

                                                              PURCHASES      SALES
                                                              ----------    --------
                                                                  (IN THOUSANDS)
State Street Research Bond Income Subaccount................  $   49,879    $ 31,876
State Street Research Money Market Subaccount...............      89,651     110,659
Harris Oakmark Focused Value Subaccount.....................      61,857      14,518
FI Structured Equity Subaccount.............................       5,307      17,631
Loomis Sayles Small Cap Subaccount..........................      13,228      14,247
Salomon Brothers U.S. Government Subaccount.................      41,869      30,548
Salomon Brothers Strategic Bond Opportunities Subaccount....      44,236      11,804
Balanced Subaccount.........................................      16,953      11,385
Alger Equity Growth Subaccount..............................      18,502      32,891
Davis Venture Value Subaccount..............................      49,912      34,343
MFS Investors Trust Subaccount..............................       4,414       2,575
MFS Research Managers Subaccount............................       2,999       3,723
FI Mid Cap Opportunities Subaccount.........................       5,551         418
Met/Putnam Voyager Subaccount...............................       3,924       3,183
FI International Stock Subaccount...........................      35,970      29,922
State Street Research Aurora Subaccount.....................      41,090       8,490
Janus Mid Cap Subaccount....................................       3,544       2,053
Russell 2000 Index Subaccount...............................      16,139       2,230
MetLife Stock Index Subaccount..............................      25,032       2,534
Franklin Templeton Small Cap Growth Subaccount..............       8,281       1,660
Neuberger Berman Partners Mid Cap Value Subaccount..........      11,787       1,828
Harris Oakmark Large Cap Value Subaccount...................      23,436       1,008
State Street Research Large Cap Value Subaccount............       5,849         534
Lehman Brothers Aggregate Bond Index Subaccount.............      34,358       8,035
Morgan Stanley EAFE Index Subaccount........................      16,730       6,515
MetLife Mid Cap Stock Index Subaccount......................      12,238       1,401
State Street Research Investment Trust Subaccount...........       6,124       1,452
MFS Research International Subaccount.......................      11,235       2,766
T. Rowe Price Mid-Cap Growth Subaccount.....................      10,327         952
PIMCO Total Return Subaccount...............................      90,517      13,875
PIMCO Innovation Subaccount.................................       8,629       1,692
Lord Abbett Bond Debenture Subaccount.......................      30,227       1,661
Met/AIM Mid Cap Core Equity Subaccount......................       8,568         393
Met/AIM Small Cap Growth Subaccount.........................       5,247         550
Harris Oakmark International Subaccount.....................      15,114       1,711
Janus Aggressive Growth Subaccount..........................       9,469       6,976
American Funds Growth Subaccount............................      91,399       4,969
American Funds Growth-Income Subaccount.....................      79,283       4,066
American Funds Global Small Cap Subaccount..................      17,502       4,518
                                                              ----------    --------
  Total.....................................................  $1,026,377    $431,592
                                                              ==========    ========

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

5. CHANGES IN OUTSTANDING UNITS. The changes in units outstanding for the years ended December 31, 2003, 2002 and 2001 were as follows:

                                   STATE STREET RESEARCH   STATE STREET RESEARCH   HARRIS OAKMARK   FI STRUCTURED   LOOMIS SAYLES
                                        BOND INCOME            MONEY MARKET        FOCUSED VALUE       EQUITY         SMALL CAP
                                        SUBACCOUNT              SUBACCOUNT           SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                   ---------------------   ---------------------   --------------   -------------   -------------
(IN THOUSANDS)
Outstanding at December 31,
 2002............................          41,590                  69,741              69,108           48,994          51,595
Activity 2003:
 Issued..........................          14,586                  72,157              30,214            3,945           9,153
 Redeemed........................         (10,885)                (81,365)            (11,607)          (9,840)         (9,190)
                                          -------                 -------             -------          -------         -------
Outstanding at December 31,
 2003............................          45,291                  60,533              87,715           43,099          51,558
                                          =======                 =======             =======          =======         =======
Outstanding at December 31,
 2001............................          33,599                  53,150              48,535           61,754          59,538
Activity 2002:
 Issued..........................          16,247                  78,734              34,965            4,582           8,327
 Redeemed........................          (8,256)                (62,143)            (14,392)         (17,342)        (16,270)
                                          -------                 -------             -------          -------         -------
Outstanding at December 31,
 2002............................          41,590                  69,741              69,108           48,994          51,595
                                          =======                 =======             =======          =======         =======
Outstanding at December 31,
 2000............................          26,739                  34,753              27,369           70,346          66,265
Activity 2001:
 Issued..........................          14,330                  64,138              30,565            8,763          11,588
 Redeemed........................          (7,470)                (45,741)             (9,399)         (17,355)        (18,315)
                                          -------                 -------             -------          -------         -------
Outstanding at December 31,
 2001............................          33,599                  53,150              48,535           61,754          59,538
                                          =======                 =======             =======          =======         =======

    SALOMON BROTHERS         SALOMON BROTHERS                      ALGER EQUITY   DAVIS VENTURE   MFS INVESTORS   MFS RESEARCH
    U.S. GOVERNMENT    STRATEGIC BOND OPPORTUNITIES    BALANCED       GROWTH          VALUE           TRUST         MANAGERS
       SUBACCOUNT               SUBACCOUNT            SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
    ----------------   ----------------------------   ----------   ------------   -------------   -------------   ------------
         72,909                    49,553               55,621        93,010         120,501          19,806         26,812
         35,806                    31,063               14,864        14,761          27,154           7,217          5,173
        (28,956)                  (13,793)             (11,783)      (20,813)        (19,728)         (4,638)        (5,933)
        -------                  --------              -------       -------         -------         -------        -------
         79,759                    66,823               58,702        86,958         127,927          22,385         26,052
        =======                  ========              =======       =======         =======         =======        =======
         43,266                    44,975               60,793       109,828         121,855          18,771         31,555
         42,389                    14,923               12,289        14,578          27,213           6,521          4,736
        (12,746)                  (10,345)             (17,461)      (31,396)        (28,567)         (5,486)        (9,479)
        -------                  --------              -------       -------         -------         -------        -------
         72,909                    49,553               55,621        93,010         120,501          19,806         26,812
        =======                  ========              =======       =======         =======         =======        =======
         28,212                    42,019               61,207       118,611         118,785          14,955         36,163
         24,819                    12,547               15,759        23,276          30,204          26,842         12,143
         (9,765)                   (9,591)             (16,173)      (32,059)        (27,134)        (23,026)       (16,751)
        -------                  --------              -------       -------         -------         -------        -------
         43,266                    44,975               60,793       109,828         121,855          18,771         31,555
        =======                  ========              =======       =======         =======         =======        =======

      FI MID CAP
     OPPORTUNITIES
      SUBACCOUNT
     -------------
           987
         6,150
          (903)
         -----
         6,234
         =====
            --
         1,268
          (281)
         -----
           987
         =====
            --
            --
            --
         -----
            --
         =====

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                             MET/PUTNAM           FI                STATE STREET          JANUS      RUSSELL 2000
                                              VOYAGER     INTERNATIONAL STOCK      RESEARCH AURORA       MID CAP        INDEX
                                             SUBACCOUNT       SUBACCOUNT             SUBACCOUNT         SUBACCOUNT    SUBACCOUNT
                                             ----------   -------------------   ---------------------   ----------   ------------
(IN THOUSANDS)
Outstanding at December 31, 2002............   30,822            63,481                 62,270             7,213        12,285
Activity 2003:
 Issued.....................................   12,919            46,597                 40,405             3,504        16,432
 Redeemed...................................  (10,254)          (39,231)               (13,725)           (2,317)       (3,992)
                                              -------           -------                -------            ------        ------
Outstanding at December 31, 2003............   33,487            70,847                 88,950             8,400        24,725
                                              =======           =======                =======            ======        ======
Outstanding at December 31, 2001............   28,544            58,910                 25,355             6,391         5,136
Activity 2002:
 Issued.....................................   14,434            50,660                 50,130             5,124        10,069
 Redeemed...................................  (12,156)          (46,089)               (13,215)           (4,302)       (2,920)
                                              -------           -------                -------            ------        ------
Outstanding at December 31, 2002............   30,822            63,481                 62,270             7,213        12,285
                                              =======           =======                =======            ======        ======
Outstanding at December 31, 2000............   15,758            58,501                     --                --            --
Activity 2001:
 Issued.....................................   78,373            54,104                 30,519             8,521         6,277
 Redeemed...................................  (65,587)          (53,695)                (5,164)           (2,130)       (1,141)
                                              -------           -------                -------            ------        ------
Outstanding at December 31, 2001............   28,544            58,910                 25,355             6,391         5,136
                                              =======           =======                =======            ======        ======

    METLIFE STOCK   FRANKLIN TEMPLETON      NEUBERGER BERMAN      HARRIS OAKMARK    STATE STREET RESEARCH     LEHMAN BROTHERS
        INDEX        SMALL CAP GROWTH    PARTNERS MID CAP VALUE   LARGE CAP VALUE      LARGE CAP VALUE      AGGREGATE BOND INDEX
     SUBACCOUNT         SUBACCOUNT             SUBACCOUNT           SUBACCOUNT           SUBACCOUNT              SUBACCOUNT
    -------------   ------------------   ----------------------   ---------------   ---------------------   --------------------
       11,103             13,799                  6,309                7,146                2,161                  31,759
        9,831             13,617                  9,117               24,391                7,100                  33,238
       (2,266)            (4,379)                (2,482)              (3,240)              (1,160)                (13,715)
       ------             ------                 ------               ------               ------                 -------
       18,668             23,037                 12,944               28,297                8,101                  51,282
       ======             ======                 ======               ======               ======                 =======
        4,014              4,504                  1,361                   --                   --                  12,364
        9,296             12,906                  6,975                8,278                2,465                  24,890
       (2,207)            (3,611)                (2,027)              (1,132)                (304)                 (5,495)
       ------             ------                 ------               ------               ------                 -------
       11,103             13,799                  6,309                7,146                2,161                  31,759
       ======             ======                 ======               ======               ======                 =======
           --                 --                     --                   --                   --                      --
        4,799              4,995                  1,560                   --                   --                  15,556
         (785)              (491)                  (199)                  --                   --                  (3,192)
       ------             ------                 ------               ------               ------                 -------
        4,014              4,504                  1,361                   --                   --                  12,364
       ======             ======                 ======               ======               ======                 =======

     MORGAN STANLEY   METLIFE MID CAP
       EAFE INDEX       STOCK INDEX
       SUBACCOUNT       SUBACCOUNT
     --------------   ---------------
         12,329           12,371
         25,386           14,336
        (12,256)          (3,146)
        -------           ------
         25,459           23,561
        =======           ======
          4,168            4,234
         12,334           12,151
         (4,173)          (4,014)
        -------           ------
         12,329           12,371
        =======           ======
             --               --
          5,301            8,631
         (1,133)          (4,397)
        -------           ------
          4,168            4,234
        =======           ======

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                               STATE STREET RESEARCH   MFS RESEARCH    T. ROWE PRICE       PIMCO         PIMCO
                                                 INVESTMENT TRUST      INTERNATIONAL   MID-CAP GROWTH   TOTAL RETURN   INNOVATION
                                                    SUBACCOUNT          SUBACCOUNT       SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                                               ---------------------   -------------   --------------   ------------   ----------
(IN THOUSANDS)
Outstanding at December 31, 2002.............          1,335               9,959           13,146          85,503         9,468
Activity 2003:
 Issued......................................          1,311              16,268           21,154          96,819        23,617
 Redeemed....................................           (437)             (5,533)          (4,119)        (31,636)       (6,406)
                                                       -----              ------           ------         -------        ------
Outstanding at December 31, 2003.............          2,209              20,694           30,181         150,686        26,679
                                                       =====              ======           ======         =======        ======
Outstanding at December 31, 2001.............            412               1,919            3,695          15,505         3,963
Activity 2002:
 Issued......................................          1,202               9,783           12,150          81,046        11,733
 Redeemed....................................           (279)             (1,743)          (2,699)        (11,048)       (6,228)
                                                       -----              ------           ------         -------        ------
Outstanding at December 31, 2002.............          1,335               9,959           13,146          85,503         9,468
                                                       =====              ======           ======         =======        ======
Outstanding at December 31, 2000.............             --                  --               --              --            --
Activity 2001:
 Issued......................................            444               2,103            4,099          16,304         4,897
 Redeemed....................................            (32)               (184)            (404)           (799)         (934)
                                                       -----              ------           ------         -------        ------
Outstanding at December 31, 2001.............            412               1,919            3,695          15,505         3,963
                                                       =====              ======           ======         =======        ======

     LORD ABBETT           MET/AIM             MET/AIM        HARRIS OAKMARK         JANUS         AMERICAN FUNDS   AMERICAN FUNDS
    BOND DEBENTURE   MID CAP CORE EQUITY   SMALL CAP GROWTH   INTERNATIONAL    AGGRESSIVE GROWTH       GROWTH       GROWTH-INCOME
      SUBACCOUNT         SUBACCOUNT           SUBACCOUNT        SUBACCOUNT        SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
    --------------   -------------------   ----------------   --------------   -----------------   --------------   --------------
        10,930              2,044               2,251                828              9,888             8,788           10,667
        23,386              8,669               5,597             14,951             18,160            10,959           12,200
        (4,178)              (992)               (894)            (2,280)           (13,810)           (1,869)          (2,048)
        ------              -----               -----             ------            -------            ------           ------
        30,138              9,721               6,954             13,499             14,238            17,878           20,819
        ======              =====               =====             ======            =======            ======           ======
         2,365                 --                  --                 --              3,620             2,134            2,993
        10,131              2,344               2,420                989              8,375             7,844            9,367
        (1,566)              (300)               (169)              (161)            (2,107)           (1,190)          (1,693)
        ------              -----               -----             ------            -------            ------           ------
        10,930              2,044               2,251                828              9,888             8,788           10,667
        ======              =====               =====             ======            =======            ======           ======
            --                 --                  --                 --                 --                --               --
         2,701                 --                  --                 --              3,908             2,430            3,387
          (336)                --                  --                 --               (288)             (296)            (394)
        ------              -----               -----             ------            -------            ------           ------
         2,365                 --                  --                 --              3,620             2,134            2,993
        ======              =====               =====             ======            =======            ======           ======

      AMERICAN FUNDS
     GLOBAL SMALL CAP
        SUBACCOUNT
     ----------------
          11,246
          15,889
          (6,185)
          ------
          20,950
          ======
           2,562
          10,538
          (1,854)
          ------
          11,246
          ======
              --
           2,887
            (325)
          ------
           2,562
          ======

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

6. UNIT VALUES. A summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for each of the three years in the period ended December 31, 2003 or lesser time period if applicable.

                             STATE STREET     STATE STREET
                               RESEARCH         RESEARCH      HARRIS OAKMARK   FI STRUCTURED    LOOMIS SAYLES    SALOMON BROTHERS
                             BOND INCOME      MONEY MARKET    FOCUSED VALUE        EQUITY         SMALL CAP      U.S. GOVERNMENT
                              SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                            --------------   --------------   --------------   --------------   --------------   ----------------
2003
Units (In Thousands)......          45,291          60,533           87,715            43,099          51,558             79,759
Unit Fair Value, Lowest to
 Highest(1)...............  $3.71 to $4.64   $1.87 to $2.34   $2.83 to $3.16   $2.15 to $2.40   $2.16 to $2.39    $1.46 to $1.61
Net Assets (In
 Thousands)...............  $      203,909   $     136,176    $     273,122    $      102,454   $     121,881     $      126,215
Investment Income Ratio to
 Net Assets(2)............            3.08%           0.73%            0.11%             0.72%           0.00%              1.71%
Expenses as a Percent of
 Average Net Assets,
 Lowest to
 Highest(1)(3)............   1.15% to 2.20%  1.15% to 2.20%   1.15% to 2.20%    1.15% to 2.20%  1.15% to 2.20%     1.15% to 2.20%
Total Return, Lowest to
 Highest(1)(4)............         1% to 4%      -2% to -1%       27% to 31%        22% to 25%      30% to 35%          -1% to 0%
2002
Units (In Thousands)......          41,590          69,741           69,108            48,994          51,595             72,909
Unit Fair Value, Lowest to
 Highest(1)...............  $3.66 to $4.44   $1.94 to $2.35   $2.20 to $2.42   $1.75 to $1.92   $1.63 to $1.77    $1.48 to $1.60
Net Assets (In
 Thousands)...............  $      181,150   $     159,444    $     164,783    $       93,057   $      90,703     $      115,249
Investment Income Ratio to
 Net Assets(2)............            4.54%           1.31%            0.20%             0.92%           0.11%              4.16%
Expenses as a Percent of
 Average Net Assets,
 Lowest to
 Highest(1)(3)............   1.15% to 2.45%  1.15% to 2.45%   1.15% to 2.45%    1.15% to 2.45%  1.15% to 2.45%     1.35% to 1.40%
Total Return, Lowest to
 Highest(1)(4)............         6% to 7%       -1% to 0%     -11% to -10%      -21% to -20%            -23%           5% to 6%
2001
Units (In Thousands)......          33,599          53,150           48,535            61,754          59,538             43,266
Unit Fair Value, Lowest to
 Highest(1)...............  $3.46 to $4.15   $1.96 to $2.35   $2.47 to $2.69   $2.22 to $2.41   $2.13 to $2.29    $1.41 to $1.50
Net Assets (In
 Thousands)...............  $      138,063   $     123,089    $     129,180    $      147,774   $     135,409     $       64,481
Investment Income Ratio to
 Net Assets(2)............             8.0%            3.6%             0.5%              0.9%            7.3%               5.7%
Expenses as a Percent of
 Average Net Assets,
 Lowest to
 Highest(1)(3)............   1.15% to 1.85%  1.15% to 1.85%   1.15% to 1.85%    1.15% to 1.86%  1.15% to 1.85%     1.15% to 1.85%
Total Return, Lowest to
 Highest(1)(4)............         3% to 7%        0% to 3%        4% to 26%       -15% to -9%     -10% to -5%           3% to 5%

(1) NELICO sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying portfolios, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges or asset-based insurance charges that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying portfolio in which the subaccount invests.

(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges or asset-based insurance charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.

(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

    SALOMON BROTHERS
     STRATEGIC BOND                      ALGER EQUITY                                           MFS RESEARCH      FI MID CAP
     OPPORTUNITIES        BALANCED          GROWTH        DAVIS VENTURE      MFS INVESTORS        MANAGERS      OPPORTUNITIES
       SUBACCOUNT        SUBACCOUNT       SUBACCOUNT     VALUE SUBACCOUNT   TRUST SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
    ----------------   --------------   --------------   ----------------   ----------------   --------------   --------------
             66,823            58,702          86,958            127,927             22,385            26,052            6,234
     $1.77 to $1.94    $1.37 to $1.51   $2.22 to $2.45    $2.61 to $2.87     $0.75 to $0.79    $0.77 to $0.81   $1.12 to $1.14
     $      128,147    $       87,677   $     210,554     $      363,051     $       17,582    $       20,954   $        7,082
               1.89%             2.81%           0.05%              0.34%              0.28%             0.84%            2.40%
      1.15% to 2.20%    1.15% to 2.20%  1.15% to 2.20%     1.15% to 2.20%     1.15% to 2.20%    1.15% to 2.20%   1.15% to 2.20%
           4% to 11%        13% to 18%      23% to 33%         25% to 29%         16% to 20%        18% to 23%       32% to 40%
             49,553            55,621          93,010            120,501             19,806            26,812              987
     $1.62 to $1.75    $1.18 to $1.28   $1.70 to $1.83    $2.06 to $2.22     $0.64 to $0.66    $0.64 to $0.66   $         0.81
     $       85,879    $       70,508   $     169,121     $      265,311     $       12,979    $       17,632   $          798
               6.88%             2.44%           0.00%              0.88%              0.45%             0.17%            0.00%
      1.35% to 1.40%    1.15% to 2.45%  1.15% to 2.45%     1.15% to 2.45%     1.15% to 2.45%    1.15% to 2.45%   1.35% to 1.40%
            7% to 8%      -16% to -15%    -35% to -34%       -18% to -17%       -26% to -21%      -26% to -25%             -19%
             44,975            60,793         109,828            121,855             18,771            31,555               --
     $1.51 to $1.62    $1.40 to $1.50   $2.60 to $2.78    $2.52 to $2.69     $0.81 to $0.84    $0.86 to $0.88               --
     $       72,204    $       90,522   $     303,228     $      325,852     $       15,612    $       27,740               --
                6.9%              4.1%            6.1%              10.4%               0.4%              1.0%              --
      1.15% to 1.85%    1.15% to 1.85%  1.15% to 1.85%     1.15% to 1.85%     1.15% to 1.85%    1.15% to 1.85%              --
            2% to 5%        -6% to -2%     -13% to -9%        -12% to -5%        -17% to -7%      -22% to -10%              --


       MET/PUTNAM
        VOYAGER
       SUBACCOUNT
     --------------
             33,487
     $0.42 to $0.43
     $       14,356
               0.00%
      1.15% to 2.20%
          16% to 24%
             30,822
     $0.34 to $0.35
     $       10,651
               0.00%
      1.15% to 2.45%
                -30%
             28,544
     $         0.49
     $       14,078
                0.0%
      1.15% to 1.85%
        -31% to -14%

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

6. UNIT VALUES (CONTINUED)

                                           FI                                        JANUS         RUSSELL 2000    METLIFE STOCK
                                   INTERNATIONAL STOCK   STATE STREET RESEARCH      MID CAP           INDEX            INDEX
                                       SUBACCOUNT          AURORA SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                   -------------------   ---------------------   --------------   --------------   --------------
2003
Units (In Thousands).............            70,847                 88,950                8,400           24,725           18,668
Unit Fair Value, Lowest to
 Highest(1)......................    $1.06 to $1.21         $1.56 to $1.62       $1.36 to $1.46   $1.28 to $1.35   $3.03 to $3.50
Net Assets (In Thousands)........    $       84,486         $      142,779       $       12,047   $       32,968   $       63,223
Investment Income Ratio to Net
 Assets(2).......................              0.64%                  0.00%                0.00%            0.40%            1.31%
Expenses as a Percent of Average
 Net Assets, Lowest to
 Highest(1)(3)...................     1.15% to 2.20%         1.15% to 2.20%       1.15% to 2.20%   1.15% to 2.20%   1.15% to 2.20%
Total Return, Lowest to
 Highest(1)(4)...................         25% to 26%             46% to 48%           25% to 33%       38% to 44%       21% to 26%
2002
Units (In Thousands).............            63,481                 62,270                7,213           12,285           11,103
Unit Fair Value, Lowest to
 Highest(1)......................    $0.86 to $0.96         $1.06 to $1.09       $1.04 to $1.10   $0.90 to $0.94   $2.45 to $2.77
Net Assets (In Thousands)........    $       60,050         $       67,539       $        7,806   $       11,406   $       29,767
Investment Income Ratio to Net
 Assets(2).......................              0.86%                  0.49%                0.00%            0.52%            1.54%
Expenses as a Percent of Average
 Net Assets, Lowest to
 Highest(1)(3)...................     1.15% to 2.45%         1.15% to 2.45%       1.15% to 2.45%   1.15% to 2.45%   1.15% to 2.45%
Total Return, Lowest to
 Highest(1)(4)...................               -19%           -23% to -22%         -31% to -30%            -22%      -24% to -23%
2001
Units (In Thousands).............            58,910                 25,355                6,391            5,136            4,014
Unit Fair Value, Lowest to
 Highest(1)......................    $1.06 to $1.18         $1.38 to $1.40       $1.50 to $1.57   $1.16 to $1.19   $3.23 to $3.61
Net Assets (In Thousands)........    $       68,676         $       35,487       $        9,896   $        6,037   $       14,055
Investment Income Ratio to Net
 Assets(2).......................               3.7%                   0.3%                 0.0%             0.1%             0.7%
Expenses as a Percent of Average
 Net Assets, Lowest to
 Highest(1)(3)...................     1.15% to 1.85%         1.15% to 1.85%       1.15% to 1.85%   1.15% to 1.85%   1.15% to 1.85%
Total Return, Lowest to
 Highest(1)(4)...................        -22% to -9%             -2% to 14%         -40% to -17%       -3% to -1%      -15% to -7%

(1) NELICO sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying portfolios, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges or asset-based insurance charges that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying portfolio in which the subaccount invests.

(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges or asset-based insurance charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.

(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

    FRANKLIN TEMPLETON      NEUBERGER BERMAN      HARRIS OAKMARK    STATE STREET RESEARCH     LEHMAN BROTHERS      MORGAN STANLEY
     SMALL CAP GROWTH    PARTNERS MID CAP VALUE   LARGE CAP VALUE      LARGE CAP VALUE      AGGREGATE BOND INDEX     EAFE INDEX
        SUBACCOUNT             SUBACCOUNT           SUBACCOUNT           SUBACCOUNT              SUBACCOUNT          SUBACCOUNT
    ------------------   ----------------------   ---------------   ---------------------   --------------------   --------------
              23,037                 12,944               28,297                8,101                  51,282             25,459
      $0.87 to $0.90         $1.72 to $1.81       $1.15 to $1.22       $1.04 to $1.06          $1.20 to $1.26      $0.91 to $0.96
      $       20,527         $       23,208       $       34,052       $        8,575          $       64,081      $      24,126
                0.00%                  0.19%                0.00%                1.21%                   5.38%              1.10%
       1.15% to 2.20%         1.15% to 2.20%       1.15% to 2.20%       1.15% to 2.20%          1.15% to 2.20%     1.15% to 2.20%
           37% to 43%             30% to 35%           19% to 24%           28% to 34%                0% to 2%         34% to 36%
              13,799                  6,309                7,146                2,161                  31,759             12,329
      $0.62 to $0.63         $1.30 to $1.35       $0.94 to $0.98       $         0.79          $1.19 to $1.24      $0.68 to $0.71
      $        8,615         $        8,419       $        6,941       $        1,712          $       38,892      $       8,631
                0.00%                  0.15%                0.55%                0.80%                   2.12%              0.32%
       1.15% to 2.45%         1.15% to 2.45%       1.35% to 1.40%       1.35% to 1.40%          1.15% to 2.45%     1.15% to 2.45%
         -30% to -29%           -12% to -11%         -18% to -15%         -23% to -21%                8% to 9%               -18%
               4,504                  1,361                   --                   --                  12,364              4,168
      $         0.88         $1.47 to $1.50                   --                   --          $1.10 to $1.14      $0.83 to $0.86
      $        3,961         $        2,042                   --                   --          $       13,956      $       3,547
                 0.0%                   0.0%                  --                   --                     0.7%               0.2%
       1.15% to 1.85%         1.15% to 1.85%                  --                   --           1.15% to 1.85%     1.15% to 1.85%
          -12% to -8%             -4% to -3%                  --                   --                 3% to 5%       -23% to -10%

     METLIFE MID CAP   STATE STREET RESEARCH
       STOCK INDEX       INVESTMENT TRUST
       SUBACCOUNT           SUBACCOUNT
     ---------------   ---------------------
             23,561                2,209
     $1.11 to $1.15       $5.11 to $6.34
     $       26,978       $       13,364
               0.28%                0.57%
      1.15% to 2.20%       1.15% to 2.20%
          30% to 33%           21% to 28%
             12,371                1,335
     $0.85 to $0.87       $4.10 to $4.94
     $       10,670       $        6,287
               0.26%                0.48%
      1.15% to 2.45%       1.15% to 2.45%
        -17% to -16%         -28% to -27%
              4,234                  412
     $1.02 to $1.03       $5.68 to $6.77
     $        4,326       $        2,640
                0.2%                 0.0%
      1.15% to 1.85%       1.15% to 1.85%
          -2% to -1%          -12% to -9%

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

6. UNIT VALUES (CONTINUED)

                                                MFS RESEARCH    T. ROWE PRICE        PIMCO            PIMCO         LORD ABBETT
                                               INTERNATIONAL    MID-CAP GROWTH    TOTAL RETURN      INNOVATION     BOND DEBENTURE
                                                 SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                               --------------   --------------   --------------   --------------   --------------
2003
Units (In Thousands).........................          20,694          30,181           150,686           26,679           30,138
Unit Fair Value, Lowest to Highest(1)........  $0.93 to $0.97   $0.60 to $0.62   $1.14 to $1.18   $0.45 to $0.46   $1.50 to $1.61
Net Assets (In Thousands)....................  $       19,896   $      18,501    $      176,163   $       12,292   $       47,626
Investment Income Ratio to Net Assets(2).....            0.77%           0.00%             2.47%            0.00%            2.38%
Expenses as a Percent of Average Net Assets,
 Lowest to Highest(1)(3).....................   1.15% to 2.20%  1.15% to 2.20%    1.15% to 2.20%   1.15% to 2.20%   1.15% to 2.20%
Total Return, Lowest to Highest(1)(4)........       29% to 31%      28% to 35%          0% to 3%       38% to 56%        9% to 18%
2002
Units (In Thousands).........................           9,959          13,146            85,503            9,468           10,930
Unit Fair Value, Lowest to Highest(1)........  $0.73 to $0.74   $0.45 to $0.46   $1.12 to $1.14   $0.29 to $0.30   $1.28 to $1.37
Net Assets (In Thousands)....................  $        7,348   $       5,979    $       97,131   $        2,804   $       14,700
Investment Income Ratio to Net Assets(2).....            0.19%           0.76%             0.00%            0.00%            5.94%
Expenses as a Percent of Average Net Assets,
 Lowest to Highest(1)(3).....................   1.15% to 2.45%  1.15% to 2.45%    1.15% to 2.45%   1.15% to 2.45%   1.15% to 2.45%
Total Return, Lowest to Highest(1)(4)........     -14% to -13%            -45%          7% to 8%     -52% to -51%        -3% to 2%
2001
Units (In Thousands).........................           1,919           3,695            15,505            3,963            2,365
Unit Fair Value, Lowest to Highest(1)........  $0.84 to $0.85   $0.82 to $0.83   $         1.07   $         0.61   $1.32 to $1.39
Net Assets (In Thousands)....................  $        1,659   $       3,069    $       16,337   $        2,414   $        3,236
Investment Income Ratio to Net Assets(2).....             0.0%            0.0%              1.6%             0.0%             2.0%
Expenses as a Percent of Average Net Assets,
 Lowest to Highest(1)(3).....................   1.40% to 2.10%  1.15% to 1.85%    1.15% to 1.85%   1.15% to 1.85%   1.15% to 1.85%
Total Return, Lowest to Highest(1)(4)........     -13% to -11%    -16% to -11%          6% to 7%     -26% to -19%        -1% to 1%

(1) NELICO sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying portfolios, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges or asset-based insurance charges that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying portfolio in which the subaccount invests.

(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges or asset-based insurance charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.

(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

          MET/AIM             MET/AIM        HARRIS OAKMARK         JANUS         AMERICAN FUNDS    AMERICAN FUNDS
    MID CAP CORE EQUITY   SMALL CAP GROWTH   INTERNATIONAL    AGGRESSIVE GROWTH       GROWTH        GROWTH-INCOME
        SUBACCOUNT           SUBACCOUNT        SUBACCOUNT        SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
    -------------------   ----------------   --------------   -----------------   ---------------   --------------
               9,721                6,954           13,499             14,238             17,878           20,819
      $1.18 to $1.21       $1.14 to $1.17    $1.15 to $1.18    $0.66 to $0.68     $9.36 to $11.54   $7.29 to $8.98
      $       11,707       $        8,077    $      15,911     $        9,639     $      197,730    $     178,810
                1.35%                0.00%            1.98%              0.00%              0.13%            1.22%
       1.15% to 2.20%       1.15% to 2.20%   1.15% to 2.20%     1.15% to 2.20%     1.40% to 2.45%   1.40% to 2.45%
           23% to 25%           33% to 37%       32% to 35%         21% to 28%         24% to 35%       24% to 31%
               2,044                2,251              828              9,888              8,788           10,667
      $0.96 to $0.97       $0.84 to $0.85    $0.88 to $0.89    $0.52 to $0.53     $7.28 to $8.39    $5.75 to $6.88
      $        1,976       $        1,908    $         732     $        5,226     $       72,031    $      70,206
                0.15%                0.00%            0.26%              0.00%              0.05%            1.50%
       1.35% to 1.40%       1.35% to 1.40%   1.35% to 1.40%     1.15% to 2.45%     1.15% to 2.45%   1.15% to 2.45%
         -16% to -12%         -29% to -24%     -19% to -16%               -32%               -26%     -20% to -19%
                  --                   --               --              3,620              2,134            2,993
                  --                   --               --     $0.77 to $0.78     $9.67 to $11.48   $7.20 to $8.54
                  --                   --               --     $        2,804     $       23,354    $      24,355
                  --                   --               --                0.0%               5.6%             2.5%
                  --                   --               --      1.15% to 1.85%     1.40% to 2.10%   1.40% to 2.10%
                  --                   --               --        -23% to -18%       -15% to -11%       -4% to -3%

      AMERICAN FUNDS
     GLOBAL SMALL CAP
        SUBACCOUNT
     ----------------
              20,950
      $1.54 to $1.64
      $       33,905
                0.50%
       1.40% to 2.45%
           46% to 51%
              11,246
      $1.03 to $1.08
      $       12,042
                0.77%
       1.15% to 2.45%
         -21% to -20%
               2,562
      $1.31 to $1.35
      $        3,437
                 0.9%
       1.15% to 1.85%
           -9% to -8%

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)

7. CHANGE OF PORTFOLIO NAME AND PORTFOLIO MERGERS. Effective January 1, 2003, MFS Mid Cap Growth Portfolio changed subadvisers from Massachusetts Financial Services to T. Rowe Price Associates Inc. and changed its name to T. Rowe Price Mid-Cap Growth Portfolio; and State Street Research Concentrated International Portfolio changed subadvisers from State Street Research & Management Company to Harris Associates L.P and changed its name to Harris Oakmark International Portfolio.

Effective April 28, 2003, Janus Growth Portfolio of the Metropolitan Fund merged into the Janus Aggressive Growth Portfolio of the Met Investors Fund.

Effective May 1, 2003, Putnam Large Cap Growth Portfolio changed its name to Met/Putnam Voyager Portfolio.

Effective May 1, 2003, all series of the New England Zenith Fund became newly organized portfolios of the Metropolitan Fund. The reorganization had no effect on the investment objectives, policies or advisory fees of any series, nor was there any change in investment adviser or subadviser.

Effective December 16, 2003, Putnam International Stock Portfolio of the Metropolitan Fund changed its name to FI International Stock Portfolio.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of New England Life Insurance Company

We have audited the accompanying consolidated balance sheets of New England Life Insurance Company and subsidiaries (the "Company") as of December 31, 2003 and 2002, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of New England Life Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the consolidated results of their operations and their consolidated cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, effective January 1, 2002, the Company adopted the provisions of the Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets.

DELOITTE & TOUCHE LLP

Tampa, Florida
April 8, 2004

              NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 CONSOLIDATED BALANCE SHEETS

DECEMBER 31, 2003 AND 2002
(DOLLARS IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                               2003       2002
                                                              -------    ------
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value
    (amortized cost: $667 and $658, respectively)...........  $   702    $  685
  Equity securities, at fair value (cost: $23 and $37,
    respectively)...........................................       35        36
  Mortgage loans on real estate.............................        9        --
  Policy loans..............................................      279       270
  Other limited partnership interests.......................       17        15
  Short-term investments....................................       25        53
  Other invested assets.....................................        1        --
                                                              -------    ------
      Total investments.....................................    1,068     1,059
                                                              -------    ------
Cash and cash equivalents...................................       33        87
Accrued investment income...................................       18        17
Premiums and other receivables..............................      212       180
Deferred policy acquisition costs...........................    1,241     1,240
Current income taxes receivable.............................        4        --
Other assets................................................       54        81
Separate account assets.....................................    7,566     5,425
                                                              -------    ------
      TOTAL ASSETS..........................................  $10,196    $8,089
                                                              =======    ======
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
  Future policy benefits....................................  $   389    $  338
  Policyholder account balances.............................      854       748
  Other policyholder funds..................................      308       306
  Policyholder dividends payable............................        3         2
  Current income taxes payable..............................       --        16
  Deferred income taxes payable.............................       46        53
  Other liabilities.........................................      146       254
  Separate account liabilities..............................    7,566     5,425
                                                              -------    ------
      TOTAL LIABILITIES.....................................    9,312     7,142
                                                              -------    ------
STOCKHOLDER'S EQUITY:
Preferred stock, no par value; 1,000,000 shares authorized;
  100,000 issued and outstanding at December 31, 2003 and
  200,000 issued and outstanding at December 31, 2002.......       --        --
Common stock, par value $125 per share, 50,000 shares
  authorized; 20,000 shares issued and outstanding..........        3         3
Additional paid-in capital..................................      558       647
Retained earnings...........................................      299       273
Accumulated other comprehensive income......................       24        24
                                                              -------    ------
      TOTAL STOCKHOLDER'S EQUITY............................      884       947
                                                              -------    ------
      TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY............  $10,196    $8,089
                                                              =======    ======

          See accompanying notes to consolidated financial statements.

              NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(DOLLARS IN MILLIONS)

                                                              2003    2002    2001
                                                              ----    ----    ----
REVENUES
Premiums....................................................  $ 88    $ 91    $117
Universal life and investment-type product policy fees......   462     407     351
Net investment income.......................................    53      36      44
Other revenues..............................................   142     190     221
Net investment gains (losses)...............................     4     (11)     (1)
                                                              ----    ----    ----
        TOTAL REVENUES......................................   749     713     732
                                                              ----    ----    ----
EXPENSES
Policyholder benefits and claims............................   127     131     104
Interest credited to policyholder account balances..........    33      30      24
Policyholder dividends......................................     5       5       3
Other expenses..............................................   517     495     471
                                                              ----    ----    ----
        TOTAL EXPENSES......................................   682     661     602
                                                              ----    ----    ----
Income before provision for income taxes....................    67      52     130
Provision for income taxes..................................     6       7      39
                                                              ----    ----    ----
Income before cumulative effect of a change in accounting
  principle and minority interest...........................    61      45      91
Cumulative effect of a change in accounting, net of income
  taxes.....................................................    --     (15)     --
Minority interest...........................................   (32)    (25)    (20)
                                                              ----    ----    ----
NET INCOME..................................................  $ 29    $  5    $ 71
                                                              ====    ====    ====

          See accompanying notes to consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(DOLLARS IN MILLIONS)

                                                                                       ACCUMULATED
                                                              ADDITIONAL                  OTHER
                                                     COMMON    PAID-IN     RETAINED   COMPREHENSIVE
                                                     STOCK     CAPITAL     EARNINGS   INCOME (LOSS)   TOTAL
                                                     ------   ----------   --------   -------------   -----
BALANCE AT DECEMBER 31, 2000.......................    $3       $ 647        $210          $(9)       $ 851
  Dividends on preferred stock.....................                            (8)                       (8)
  Comprehensive income:
    Net income.....................................                            71                        71
    Other comprehensive income:
      Unrealized investment gains, net of related
        offsets, reclassification adjustments and
        income taxes...............................                                         13           13
                                                                                                      -----
  Comprehensive income.............................                                                      84
                                                       --       -----        ----          ---        -----
BALANCE AT DECEMBER 31, 2001.......................     3         647         273            4          927
  Dividends on preferred stock.....................                            (5)                       (5)
  Comprehensive income:
    Net income.....................................                             5                         5
    Other comprehensive income:
      Unrealized investment gains, net of related
        offsets, reclassification adjustments and
        income taxes...............................                                         20           20
                                                                                                      -----
  Comprehensive income.............................                                                      25
                                                       --       -----        ----          ---        -----
BALANCE AT DECEMBER 31, 2002.......................     3         647         273           24          947
  Dividends on preferred stock.....................                            (3)                       (3)
  Redemption of preferred stock....................              (100)                                 (100)
  Sale of subsidiary to affiliate..................                11                                    11
  Comprehensive income:
    Net income.....................................                            29                        29
                                                                                                      -----
    Comprehensive income...........................                                                      29
                                                       --       -----        ----          ---        -----
BALANCE AT DECEMBER 31, 2003.......................    $3       $ 558        $299          $24        $ 884
                                                       ==       =====        ====          ===        =====

          See accompanying notes to consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(DOLLARS IN MILLIONS)

                                                               2003      2002      2001
                                                              -------   -------   -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income..................................................  $    29   $     5   $    71
  Adjustments to reconcile net income to net cash used in
    operating activities:
    Depreciation and amortization expenses..................        7         6        11
    Amortization of premiums and accretion of discounts
     associated with investments, net.......................        5         1        (1)
    (Gains) losses from sales of investments and businesses,
     net....................................................       (4)       11         1
    Change in undistributed income of other limited
     partnership interest...................................       (2)        4        (8)
    Interest credited to other policyholder account
     balances...............................................       33        30        24
    Universal life and investment-type product policy
     fees...................................................     (462)     (407)     (351)
    Change in accrued investment income.....................       (1)        2         1
    Change in premiums and other receivables................      (36)       (1)      (45)
    Change in deferred policy acquisition costs, net........      (15)      (66)     (145)
    Change in insurance-related liabilities.................       48        79        68
    Change in income taxes payable..........................      (32)       (4)       37
    Change in other liabilities.............................     (100)      104       (28)
  Other, net................................................       76        86       126
                                                              -------   -------   -------
Net cash used in operating activities.......................     (454)     (150)     (239)
                                                              -------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
    Fixed maturities........................................      195       176       135
    Equity securities.......................................       32        14        --
    Other limited partnership interests.....................        1         2        --
  Purchases of:
    Fixed maturities........................................     (194)     (550)     (226)
    Equity securities.......................................      (18)       --        (5)
    Mortgage loans on real estate...........................       (9)       --        --
    Other limited partnership interests.....................       --        (2)      (12)
  Net change in short-term investments......................       20       (53)       10
  Net change in policy loans................................       (9)       (8)      (28)
  Sale of subsidiary to affiliate...........................       11        --        --
  Other, net................................................       (1)       26        (5)
                                                              -------   -------   -------
Net cash provided by (used in) investing activities.........       28      (395)     (131)
                                                              -------   -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
    Deposits................................................    1,632     1,534     2,207
    Withdrawals.............................................   (1,157)   (1,107)   (1,733)
  Redemption of preferred stock.............................     (100)       --        --
  Dividends on preferred stock..............................       (3)       (5)       (8)
                                                              -------   -------   -------
Net cash provided by financing activities...................      372       422       466
                                                              -------   -------   -------
Change in cash and cash equivalents.........................      (54)     (123)       96
Cash and cash equivalents, beginning of year................       87       210       114
                                                              -------   -------   -------
CASH AND CASH EQUIVALENTS, END OF YEAR......................  $    33   $    87   $   210
                                                              =======   =======   =======
Supplemental disclosures of cash flow information:
  Cash paid during the period for:
    Interest................................................  $     1   $     1   $     2
                                                              =======   =======   =======
  Income taxes..............................................  $    38   $     5   $     9
                                                              =======   =======   =======
  Non-cash transactions during the year:
    Business dispositions -- assets.........................       22        --        --
                                                              =======   =======   =======
    Business dispositions -- liabilities....................       10        --        --
                                                              =======   =======   =======

          See accompanying notes to consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BUSINESS

New England Life Insurance Company ("NELICO") and its subsidiaries (the "Company") is a wholly owned stock life insurance subsidiary of Metropolitan Life Insurance Company ("Metropolitan Life"), which is a wholly owned subsidiary of MetLife, Inc. ("MetLife"). The Company was formally, a wholly owned subsidiary of Met New England Holdings, Inc. ("MNEHP"), which was dissolved into Metropolitan Life, its parent, on April 12, 2003. The Company is headquartered in Boston, Massachusetts as a Massachusetts chartered company. The Company principally provides variable life insurance and variable annuity contracts through a network of general agencies and independent brokers located throughout the United States. The Company also provides participating and non-participating traditional life insurance, pension products, as well as, group life, medical, and disability coverage.

The principal subsidiaries of which NELICO owns 100% of the outstanding common stock are: New England Pension and Annuity Company ("NEPA") and Newbury Insurance Company, Limited ("Newbury") for insurance operations and, New England Securities Corporation ("NES") for non-insurance operations. NELICO owns a majority interest in MetLife Advisors LLC ("Advisors") and New England Financial Distributors LLC ("NEFD").

N.L. Holding Corporation ("NLHC") and Nathan and Lewis Associates, Inc. ("NLA") which were sold to MetLife in 2003; Nathan and Lewis Securities ("NLS") which was merged into Walnut Street Securities ("WSS"), a wholly owned subsidiary of MetLife, in 2003; New England Life Holdings, Inc. ("NELHC") was dissolved in 2003, and are included in the accompanying financial statements until the date of transaction. See Note 11.

The principal business activities of the subsidiaries are disclosed below.

NEPA was incorporated under the laws of the State of Delaware on September 12, 1980. NEPA holds licenses to sell annuity contracts in 22 states, but is currently not actively engaged in the sale or distribution of insurance products.

Newbury was incorporated in Bermuda on May 1, 1987, and is registered as a Class 2 insurer under The Insurance Act of 1978 (Bermuda). Newbury provides professional liability and personal injury coverage to the agents of NELICO through a facultative reinsurance agreement with Lexington Insurance Company. Effective September 1, 1999, Newbury began providing errors and omissions coverage to certain of the life insurance agents of Metropolitan Life through a facultative reinsurance agreement with Fireman's Fund Insurance Company.

NES, a National Association of Securities Dealers ("NASD") registered broker/dealer, conducts business as a wholesale distributor of investment products through the sales force of NELICO. Established in 1968, NES offers a range of investment products including mutual funds, investment partnerships, and individual securities. In 1994, NES became a Registered Investment Advisor with the Securities and Exchange Commission ("SEC"), and now offers individually managed portfolios. NES is the national distributor for variable annuity and variable life products issued by NELICO.

Advisors, which changed its name from New England Investment Management LLC in May 2001, was incorporated on August 26, 1994, and is registered as an investment adviser with the SEC, under the Investment Advisers Act of 1940. Advisors was organized to serve as an investment adviser to certain series of the New England Zenith Fund and certain other Metropolitan Life funds. Prior to January 1, 2001, Advisors was owned 100% by NELICO. On January 1, 2001 NELICO entered into an agreement with certain affiliated entities whereby those entities received a non-voting equity interest in Advisors NELICO retained 100% of the voting interests.

NLHC engages in securities brokerage, dealer trading in fixed income securities, over the counter stock, unit investment trusts, and the sale of insurance related products and annuities, sold through licensed brokers and independent agents. NLS, a wholly owned subsidiary of NLHC, is a NASD registered broker/dealer. NLA, a wholly owned subsidiary of NLHC, is a general insurance agent which sells insurance policies and other insurance related products through its licensed brokers and independent agents.

NEFD was incorporated in Delaware on November 5, 1999. NEFD is licensed as an insurance agency to facilitate the distribution of insurance and other financial products, including securities.

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NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

BASIS OF PRESENTATION

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

The preparation of financial statements requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The critical accounting policies, estimates, and related judgments underlying the Company's consolidated financial statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations.

The accompanying consolidated financial statements include the accounts of NELICO and its subsidiaries, and other limited partnerships in which the Company has a majority voting interest or general partner interest with limited removal rights by limited partners. Intercompany accounts and transactions have been eliminated. In addition, the Company has established a minority interest for the portion of the net income of Advisors not attributable to the Company's ownership of $32 million, $25 million, and $20 million for the years ended December 31, 2003, 2002 and 2001, respectively. Minority interest in the stockholder's equity of the Company was less than $1 million as of December 31, 2003 and 2002, respectively.

The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than minor influence over the partnership's operations, but does not have a controlling interest. The Company uses the cost method of accounting for interests in which it has a minor equity investment and virtually no influence over the partnership's operations.

Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2003 presentation.

INVESTMENTS

The Company's principal investments are in fixed maturities and mortgage loans, which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; and
(vi) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary. These

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NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

adjustments are recorded as investment losses. Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis.

Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Such valuation allowances are based upon the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics based on property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment.

Policy loans are stated at unpaid principal balances.

Short-term investments are stated at amortized cost, which approximates fair value.

VARIABLE INTEREST ENTITIES

During 2003, the Financial Accounting Standard Board ("FASB") Interpretation No. ("FIN") 46 Consolidation of Variable Interest Entities - An Interpretation of ARB No. 51 ("FIN 46") and its December 2003 revision ("FIN 46(r)") established new accounting guidance relating to the consolidation of variable interest entities ("VIEs"). The Company is required to consolidate any VIE for which it is determined that the Company is the primary beneficiary. The adoption of FIN 46 and FIN 46(r) did not have a significant impact on the Company's consolidated financial statements.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities or to changing fair values. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the consolidated financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate in the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

The Company uses derivative instruments to manage risk through one of five principal risk management strategies, the hedging of: (i) liabilities; (ii) invested assets; (iii) portfolios of assets or liabilities; (iv) net investments in certain foreign operations; and (v) firm commitments and forecasted transactions. The Company's derivative hedging strategy employs a variety of instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, and options, including caps and floors.

On the date the Company enters into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value, cash flow or foreign currency). If a derivative does not qualify for hedge accounting, according to Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended ("SFAS 133"), the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in net investment gains or losses.

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NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. In this documentation, the Company specifically identifies the asset, liability, firm commitment, foreign operation, or forecasted transaction that has been designated as a hedged item, states how the hedging instrument is expected to hedge the risks related to the hedged item, and sets forth the method that will be used to retrospectively and prospectively assess the hedging instruments effectiveness and the method that will be used to measure hedge ineffectiveness. The Company generally determines hedge effectiveness based on total changes in fair value of a derivative instrument. The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; (iii) the derivative is de-designated as a hedge instrument; (iv) it is probable that the forecasted transaction will not occur; (v) a hedged firm commitment no longer meets the definition of a firm commitment; or (vi) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

The Company designates and accounts for the following as cash flow hedges, when they have met the effectiveness requirements of SFAS 133: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) receive U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments; (iv) foreign currency forwards to hedge the exposure of future payments or receipts in foreign currencies; and (v) other instruments to hedge the cash flows of various other forecasted transactions. For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported in other comprehensive income or loss. The ineffective portion of changes in fair value of the derivative instrument is reported in net investment gains or losses. Hedged forecasted transactions, other than the receipt or payment of variable interest payments, are not expected to occur more than 12 months after hedge inception.

The Company designates and accounts for the following as fair value hedges when they have met the effectiveness requirements of SFAS 133: (i) various types of interest rate swaps to convert fixed rate investments to floating rate investments; (ii) receive U.S. dollar floating on foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments; (iii) pay U.S. dollar floating on foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency, denominated liabilities and (iv) other instruments to hedge various other fair value exposures of investments. For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported as net investment gains or losses. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in net investment gains and losses.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried on the consolidated balance sheet at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, and any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the consolidated balance sheet and recognized as a net investment gain or loss in the current period. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the consolidated balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income or loss are recognized immediately in net investment gains or losses. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income or loss and is recognized when the transaction affects net income or loss; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains or losses.

The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

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NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the consolidated balance sheet at fair value and changes in their fair value are recognized in the current period in net investment gains or losses. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheet at fair value, with changes in fair value recognized in the current period as net investment gains or losses.

CASH AND CASH EQUIVALENTS

The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

PROPERTY, EQUIPMENT AND COMPUTER SOFTWARE

Property and equipment, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets. The estimated life for company occupied real estate property is generally 40 years. Estimated lives range from three to five years for property and equipment. Accumulated depreciation and amortization of property and equipment was $5 million and $7 million at December 31, 2003 and 2002, respectively. Related depreciation and amortization expense was $467 thousand, $1 million and $1 million for the years ended December 31, 2003, 2002 and 2001, respectively. During 2002, the Company received $27 million from Metropolitan Life for the purchase of the Company's computers, furniture and other fixed assets at net book value.

Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a three-year period using the straight-line method. Accumulated amortization of capitalized software was $22 million and $15 million at December 31, 2003 and 2002, respectively. Related amortization expense was $7 million, $5 million and $8 million for the years ended December 31, 2003, 2002 and 2001, respectively.

DEFERRED POLICY ACQUISITION COSTS

The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of such costs is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, morbidity, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross margins and profits, which generally are used to amortize such costs. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross margins and profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a standard industry practice, in its determination of the amortization of deferred policy acquisition costs ("DAC"). This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

The costs of acquiring new and renewal insurance business that vary with, and are primarily related to, the production of that business are deferred. Such costs, which consist principally of commissions, agency and policy issue expenses, are amortized with interest over the expected life of the contract for participating traditional life, variable life, universal life, investment-type products, and variable annuities. Generally, DAC are amortized in proportion to the present value

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NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

of estimated gross margins or profits from investments, mortality, expense margins and surrender charges. Interest rates are based on rates in effect at the inception or acquisition of the contracts.

Actual gross margins or profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a standard industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of deferred policy acquisition costs. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

DAC for non-participating traditional life, non-medical health policies and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

GOODWILL

The excess of cost over the fair value of net assets acquired ("goodwill") is included in other assets. On January 1, 2002, the Company adopted the provisions of SFAS No. 142, Goodwill and Other Intangible Assets, ("SFAS 142"). In accordance with SFAS 142, goodwill is not amortized but tested for impairment at least annually to determine whether a write down of the cost of the asset is required. Impairments are recognized in operating results when the carrying amount of goodwill exceeds its implied fair value. Prior to the adoption of SFAS 142, goodwill was amortized on a straight-line basis over a period of 10 years and impairments were recognized in operating results when permanent diminution in value was deemed to have occurred.

During 2002, the Company completed the goodwill impairment tests, which indicated the Company's goodwill was impaired. The Company wrote off all of the goodwill and recorded a cumulative effect of a change in accounting principle of $15 million. The goodwill impairment was due to reductions in anticipated future performance of its subsidiary, Nathan and Lewis Securities, Inc. Goodwill at December 31, 2001 was $15 million, net of $2 million of accumulated amortization.

Net income for the year ended December 31, 2001, adjusted to exclude amortization of goodwill, would have been $73 million.

FUTURE POLICY BENEFITS

The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, annuities and disability insurance. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

Premiums related to non-medical health contracts are recognized on a pro rata basis over the applicable contract term.

Deposits related to universal life and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy
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NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

administration and surrender charges. Separate account investment management and advisory fees are also included in universal life and investment-type product income. Such fees are recognized in the period in which services are performed. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

OTHER REVENUES

Other revenues include broker/dealer commissions and fees, and administrative fees. Such commissions and fees are recognized in the period in which services are performed.

POLICYHOLDER DIVIDENDS

Policyholder dividends are approved annually by the Company's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the Company.

PARTICIPATING BUSINESS

Participating business represented approximately 3% of the Company's life insurance in force and 9% of the number of life insurance policies in force at December 31, 2003 and 2002. Participating policies represented approximately 53% and 74%, 52% and 70%, and 52% and 67% of gross and net life insurance premiums for the years ended December 31, 2003, 2002 and 2001, respectively.

INCOME TAXES

Beginning in taxable year 2002, the Company joined with MetLife and its includable affiliates in filing a consolidated federal income tax return. Prior to taxable year 2002, NELICO and its includable life insurance and non-life insurance subsidiaries filed a separate consolidated federal income tax return. Non-includable subsidiaries of NELICO file either separate or separate consolidated tax returns. Income tax expense has been calculated in accordance with the provisions of the Internal Revenue Code of 1986, as amended. The Company uses the liability method of accounting for income taxes. Income tax provisions are based on income reported for financial statement purposes. The future tax consequences of temporary differences between financial reporting and tax basis of assets and liabilities are measured at the balance sheet dates and are recorded as deferred income tax assets and liabilities.

REINSURANCE

The Company enters into reinsurance transactions as a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

The Company has reinsured certain of its life insurance contracts with other insurance companies under various agreements. Amounts due from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits.

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NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

SEPARATE ACCOUNTS

Separate Accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Investments (stated at estimated fair value) and liabilities of the separate accounts are reported separately as assets and liabilities. Deposits to separate accounts, investment income and recognized and unrealized gains and losses on the investments of the separate account accrue directly to contractholders and, accordingly, are not reflected in the revenues of the Company. Fees charged to contractholders, principally mortality, policy administration and surrender charges are included in universal life and investment-type products fees. See "-- Application of Recent Accounting Pronouncements --."

LITIGATION

The Company is a party to a number of legal actions. Given the inherent unpredictability of litigation, it is difficult to estimate the impact of litigation on the Company's consolidated financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities related to certain lawsuits are especially difficult to estimate due to the limitation of available data and uncertainty regarding numerous variables used to determine amounts recorded. It is possible that an adverse outcome in certain of the Company's litigation or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

Effective December 31, 2003, the Company adopted Emerging Issues Task Force ("EITF") Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides guidance on the disclosure requirements for other-than-temporary impairments of debt and marketable equity investments that are accounted for under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities ("SFAS 115"). The adoption of EITF 03-1 requires the Company to include certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS 115 that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. See Note 2. The initial adoption of EITF 03-1, which only required additional disclosures, did not have a material impact on the Company's consolidated financial statements.

In December 2003, the FASB revised SFAS No. 132, Employers' Disclosures about Pensions and Other Postretirement Benefits -- an Amendment of FASB Statements No. 87, 88 and 106 ("SFAS 132(r)"). SFAS 132(r) retains most of the disclosure requirements of SFAS 132 and requires additional disclosure about assets, obligations, cash flows and net periodic benefit cost of defined benefit pension plans and other defined postretirement plans. SFAS 132(r) is primarily effective for fiscal years ending after December 15, 2003; however, certain disclosures about foreign plans and estimated future benefit payments are effective for fiscal years ending after June 15, 2004. The Company's adoption of SFAS 132(r) on December 31, 2003 did not have a significant impact on its consolidated financial statements since it only revises disclosure requirements. In January 2004, the FASB issued FASB Staff Position No. 106-1, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("FSP 106-1") which permits a sponsor of a postretirement health care plan that provides a prescription drug benefit to make a one-time election to defer accounting for the effects of the new legislation. The Company participates in a post retirement benefit plan sponsored by MetLife that provides a prescription drug benefit. MetLife has elected to defer the accounting in accordance with FSP 106-1. The postretirement benefit expense allocated to the Company was not impacted by this deferral.

In July 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities, (ii) the accounting for sales inducements and (iii) separate account presentation and valuation. SOP 03-1 is effective for fiscal years beginning after December 15, 2003. As of January 1, 2004, the Company increased future policyholder benefits for various guaranteed minimum death and income benefits, net of DAC and unearned revenue liability offsets under certain variable annuity and universal life

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

contracts by approximately $50 million, net of income tax, which will be reported as a cumulative effect of a change in accounting. Industry standards and practices continue to evolve relating to the valuation of liabilities relating to these types of benefits, which may result in further adjustments to the Company's measurement of liabilities associated with such benefits in subsequent accounting periods. Effective with the adoption of SOP 03-1, costs associated with enhanced or bonus crediting rates to contractholders must be deferred and amortized over the life of the related contract using assumptions consistent with the amortization of DAC, which has been the Company's accounting treatment. The initial adoption of SOP 03-1 did not have a material impact on the Company's separate account presentation and valuation.

In April 2003, the FASB issued SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities ("SFAS 149"). SFAS 149 amends and clarifies the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain implementation guidance that is incorporated in SFAS 149 and already effective, SFAS 149 is effective for contracts entered into or modified after June 30, 2003. The Company's adoption of SFAS 149 on July 1, 2003 did not have a significant impact on its consolidated financial statements.

During 2003, the Company adopted FIN 46, Consolidation of Variable Interest Entities -- An Interpretation of ARB No. 51 and FIN 46(r). A VIE is defined as
(i) any entity in which the equity investments at risk in such entity do not have the characteristics of a controlling financial interest or (ii) any entity that does not have sufficient equity at risk to finance its activities without additional subordinated support from other parties. The adoption of FIN 46 did not have a significant impact on the Company's consolidated financial statements. The adoption of the provisions of FIN 46(r) at December 31, 2003 did not require the Company to consolidate any VIEs.

Effective January 1, 2003, the Company adopted FIN No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others ("FIN 45"). FIN 45 requires entities to establish liabilities for certain types of guarantees and expands financial statement disclosures for others. The initial recognition and initial measurement provisions of FIN 45 are applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The adoption of FIN 45 did not have a significant impact on the Company's consolidated financial statements. See Note 7.

Effective January 1, 2003, the Company adopted SFAS No. 145, Rescission of FASB Statements No. 4, 44, and 64, Amendment of FASB Statement No. 13, and Technical Corrections ("SFAS 145"). In addition to amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. The adoption of SFAS 145 did not have a significant impact on the Company's consolidated financial statements.

Effective January 1, 2002, the Company adopted SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets ("SFAS 144"). SFAS 144 provides a single model for accounting for long-lived assets to be disposed of by superseding SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of ("SFAS 121"), and the accounting and reporting provisions of Accounting Principles Board ("APB") Opinion No. 30, Reporting the Results of Operations -- Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions ("APB 30"). Under SFAS 144, discontinued operations are measured at the lower of carrying value or fair value less costs to sell, rather than on a net realizable value basis. Future operating losses relating to discontinued operations also are no longer recognized before they occur. SFAS 144 (i) broadens the definition of a discontinued operation to include a component of an entity (rather than a segment of a business); (ii) requires long-lived assets to be disposed of other than by sale to be considered held and used until disposed; and (iii) retains the basic provisions of (a) APB 30 regarding the presentation of discontinued operations in the statements of income, (b) SFAS 121 relating to recognition and measurement of impaired long-lived assets (other than goodwill), and (c) SFAS 121 relating to the measurement of long-lived assets classified as held-for-sale. Adoption of SFAS 144 did not have a material impact on the Company's consolidated financial statements.

Effective January 1, 2002, the Company adopted SFAS 142. SFAS 142 eliminates the systematic amortization and establishes criteria for measuring the impairment of goodwill and certain other intangible assets by reporting unit.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

Amortization of goodwill, prior to the adoption of SFAS 142 was $2 million for the year ended December 31, 2001. The Company completed the required impairment tests of goodwill and indefinite-lived intangible assets. As a result of these tests, the Company recorded a $15 million charge to earnings relating to the impairment of all goodwill assets in the fourth quarter of 2002 as a cumulative effect of a change in accounting.

Effective July 1, 2001, the Company adopted SFAS No. 141, Business Combinations ("SFAS 141"). SFAS 141 requires the purchase method of accounting for all business combinations and separate recognition of intangible assets apart from goodwill if such intangible assets meet certain criteria. Adoption of SFAS 141 did not have an impact on the Company's consolidated financial statements.

In July 2001, SEC released Staff Accounting Bulletin No. 102, Selected Loan Loss Allowance and Documentation Issues ("SAB 102"). SAB 102 summarizes certain of the SEC's views on the development, documentation and application of a systematic methodology for determining allowances for loan and lease losses. The application of SAB 102 by the Company did not have a material impact on the Company's consolidated financial statements.

Effective April 1, 2001, the Company adopted certain additional accounting and reporting requirements of SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities -- a Replacement of FASB Statement No. 125, relating to the derecognition of transferred assets and extinguished liabilities and the reporting of servicing assets and liabilities. The initial adoption of these requirements did not have a material impact on the Company's consolidated financial statements.

Effective April 1, 2001, the Company adopted EITF 99-20, Recognition of Interest Income and Impairment on Certain Investments. This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific evaluation methods to these securities for an other-than-temporary decline in value. The initial adoption of EITF 99-20 did not have a material impact on the Company's consolidated financial statements.

Effective January 1, 2001, the Company adopted SFAS 133 which established new accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. The cumulative effect of the adoption of SFAS 133, as of January 1, 2001, had no material impact on the Company's consolidated financial statements. The FASB continues to issue additional guidance relating to the accounting for derivatives under SFAS 133, which may result in further adjustments to the Company's treatment of derivatives in subsequent accounting periods.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

2. INVESTMENTS

FIXED MATURITIES AND EQUITY SECURITIES

Fixed maturities and equity securities at December 31, 2003 were as follows:

                                                                              GROSS
                                                                            UNREALIZED
                                                              AMORTIZED    ------------    ESTIMATED
                                                                COST       GAIN    LOSS    FAIR VALUE
                                                              ---------    ----    ----    ----------
                                                                       (DOLLARS IN MILLIONS)
Fixed Maturities:
  U.S. corporate securities.................................    $453       $28      $--       $481
  Mortgage-backed securities................................     103         2      --         105
  Foreign corporate securities..............................      55         4      --          59
  U.S. treasuries/agencies..................................      31         1      --          32
  Foreign government securities.............................       3        --      --           3
  Other fixed income assets.................................      22        --      --          22
                                                                ----       ---      --        ----
    Total fixed maturities..................................    $667       $35      $--       $702
                                                                ====       ===      ==        ====
Equity Securities:
  Common stocks.............................................    $ 23       $12      $--       $ 35
                                                                ====       ===      ==        ====

Fixed maturities and equity securities at December 31, 2002 were as follows:

                                                                              GROSS
                                                                            UNREALIZED
                                                              AMORTIZED    ------------    ESTIMATED
                                                                COST       GAIN    LOSS    FAIR VALUE
                                                              ---------    ----    ----    ----------
                                                                       (DOLLARS IN MILLIONS)
Fixed Maturities:
  U.S. corporate securities.................................    $371       $19      $2        $388
  Mortgage-backed securities................................     141         3      --         144
  Foreign corporate securities..............................      60         4       1          63
  U.S. treasuries/agencies..................................      22         2      --          24
  Asset-backed securities...................................      40         2      --          42
  Commercial mortgage-backed securities.....................       6        --      --           6
  Foreign government securities.............................       1        --      --           1
  Other fixed income assets.................................      17        --      --          17
                                                                ----       ---      --        ----
    Total fixed maturities..................................    $658       $30      $3        $685
                                                                ====       ===      ==        ====
Equity Securities:
  Common stocks.............................................    $ 37       $--      $1        $ 36
                                                                ====       ===      ==        ====

The Company held foreign currency derivatives with notional amounts of $10 million to hedge the exchange rate risk associated with foreign bonds and loans at December 31, 2003 and 2002.

The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $32 million and $28 million at December 31, 2003 and 2002, respectively. These securities had a net unrealized gain of $3 million and a loss of less than $1 million at December 31, 2003 and 2002, respectively. Non-income producing fixed maturities were $1 million at December 31, 2003 and 2002.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

The amortized cost and estimated fair value of fixed maturities at December 31, 2003, by contractual maturity date are shown below:

                                                              AMORTIZED    ESTIMATED
                                                                COST       FAIR VALUE
                                                              ---------    ----------
                                                               (DOLLARS IN MILLIONS)
Due in one year or less.....................................    $ 35          $ 36
Due after one year through five years.......................     206           216
Due after five years through ten years......................     232           249
Due after ten years.........................................      91            96
                                                                ----          ----
    Subtotal................................................     564           597
Mortgage-backed and asset-backed securities.................     103           105
                                                                ----          ----
  Total fixed maturities....................................    $667          $702
                                                                ====          ====

Fixed maturities not due at a single maturity date have been included in the above tables in the year of final maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

Sales of fixed maturities classified as available-for-sale were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                              2003      2002      2001
                                                              -----     -----     -----
                                                                (DOLLARS IN MILLIONS)
Proceeds....................................................   $53       $62      $127
Gross investment gains......................................   $ 6       $ 1      $  2
Gross investment losses.....................................   $ 1       $ 3      $  2

Gross investment losses above exclude writedowns recorded during 2003, 2002 and 2001 for other than temporarily impaired available-for-sale securities of $1 million, $9 million and $1 million, respectively.

Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

The following table shows the estimated fair values of the Company's fixed maturities, aggregated by sector, that have been in a continuous loss position for less than 12 months at December 31, 2003 (Dollars in millions):

U.S. corporate securities...................................    $32
Foreign corporate securities................................      1
U.S. treasuries/agencies....................................      2
                                                                ---
    Total fixed maturities..................................    $35
                                                                ===

At December 31, 2003, fixed maturities and equity securities had unrealized losses of less than $1 million. Securities, in a continuous loss position for greater than 12 months, were less than $1 million at December 31, 2003.

ASSETS ON DEPOSIT

The Company had investment assets on deposit with regulatory agencies with a fair value of $6 million at December 31, 2003 and 2002.

MORTGAGE LOANS ON REAL ESTATE

The Company had commercial mortgage loans on real estate of $9 million at December 31, 2003.

Mortgage loans on real estate are collateralized by properties located in the United States. At December 31, 2003, 54% and 46% of the properties were located in California and New York, respectively. Generally, the Company (as

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

the lender) requires a minimum of one-fourth of the purchase price of the underlying real estate to be paid by the borrower.

NET INVESTMENT INCOME

The components of net investment income were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2003      2002      2001
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
Fixed maturities............................................  $35       $24       $23
Equity securities...........................................    1        --         1
Policy loans................................................   16        15        14
Other limited partnership interests.........................    3        (6)        5
Cash, cash equivalents and short-term investments...........    1         4        --
Other.......................................................   --         2         2
                                                              ---       ---       ---
    Total...................................................   56        39        45
Less: Investment expenses...................................    3         3         1
                                                              ---       ---       ---
    Net investment income...................................  $53       $36       $44
                                                              ===       ===       ===

NET INVESTMENT GAINS (LOSSES)

Net investment gains (losses) were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2003      2002      2001
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
Fixed maturities............................................  $ 5       $(5)      $(1)
Equity securities...........................................   (1)       (6)       --
                                                              ---       ----      ---
    Net realized investment gains (losses)..................  $ 4       $(11)     $(1)
                                                              ===       ====      ===

NET UNREALIZED INVESTMENT GAINS

The components of net unrealized investment gains, included in accumulated other comprehensive income, were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2003      2002      2001
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
Fixed maturities............................................  $35       $27       $ 4
Equity securities...........................................   12        (1)       (3)
Derivatives.................................................   (3)       --        --
Other invested assets.......................................   (1)       (1)       (2)
                                                              ----      ----      ---
    Total...................................................   43        25        (1)
                                                              ----      ----      ---
Amounts allocable to:
    Deferred policy acquisition costs.......................   (5)        9         5
Deferred income taxes.......................................  (14)      (10)       --
                                                              ----      ----      ---
    Total...................................................  (19)       (1)        5
                                                              ----      ----      ---
    Net unrealized investment gains.........................  $24       $24       $ 4
                                                              ====      ====      ===

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

The changes in net unrealized investment gains were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2003      2002      2001
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
Balance at January 1........................................  $24       $ 4       $(9)
Unrealized gains during the year............................   18        26         6
Unrealized gains (losses) relating to:
    Deferred policy acquisition costs.......................  (14)        4        11
Deferred income taxes.......................................   (4)      (10)       (4)
                                                              ----      ----      ---
Balance at December 31......................................  $24       $24       $ 4
                                                              ----      ----      ---
Net change in unrealized investment gains...................  $--       $20       $13
                                                              ====      ====      ===

3. DERIVATIVE FINANCIAL INSTRUMENTS

At December 31, 2003, the Company holds foreign currency swaps with a combined notional amount of $10 million with terms exceeding five years, but within 10 years.

The Company recognized insignificant net investment expense from the periodic settlement of foreign currency swaps that qualify as accounting hedges under SFAS 133, as amended, for the year ended December 31, 2003. During the years ended December 31, 2002 and 2001, there were no derivative instruments designated as qualifying accounting hedges under SFAS 133.

There were no derivatives designated as fair value hedges during the years ended December 31, 2003, 2002 or 2001.

Foreign currency swaps designated as qualifying cash flow hedges of invested assets have a fair value of $3 million and are carried as a liability on the Company's consolidated balance sheet at December 31, 2003.

For the year ended December 31, 2003, the net amounts accumulated in other comprehensive income relating to cash flow hedges were losses of $3 million. There were insignificant amounts accumulated in other comprehensive income at December 31, 2002. For the year ended December 31, 2003, the market value of cash flow hedges decreased by $3 million. During the year ended December 31, 2003, the Company recognized other comprehensive net gains of $3 million relating to the effective portion of cash flow hedges. During the year ended December 31, 2003, no amounts of other comprehensive income or expense were reclassified to net investment income. During the years ended December 31, 2003 and 2002, no cash flow hedges were discontinued. During the year ended December 31, 2001, there were no cash flow hedges. The Company has no SFAS 133 transition adjustment.

Insignificant amounts of net investment expense and net losses reported in accumulated other comprehensive income at December 31, 2003 are expected to be reclassified during the year ending December 31, 2004 into net investment income and net investment gains and losses, respectively, as the derivatives and underlying investments mature or expire according to their original terms.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

4. INSURANCE

DEFERRED POLICY ACQUISITION COSTS

Information regarding DAC for the years ended December 31, 2003, 2002 and 2001 is as follows (Dollars in millions):

Balance at December 31, 2000................................    $1,013
Capitalizations.............................................       207
                                                                ------
    Total...................................................     1,220
Amortization allocated to:
  Unrealized investment gains (losses)......................       (11)
  Other expenses............................................        62
                                                                ------
    Total amortization......................................        51
Balance at December 31, 2001................................     1,169
Capitalizations.............................................       174
                                                                ------
    Total...................................................     1,343
Amortization allocated to:
  Unrealized investment gains (losses)......................        (4)
  Other expenses............................................       107
                                                                ------
    Total amortization......................................       103
Balance at December 31, 2002................................     1,240
Capitalizations.............................................       181
                                                                ------
    Total...................................................     1,421
Amortization allocated to:
  Unrealized investment gains (losses)......................        14
  Other expenses............................................       166
                                                                ------
    Total amortization......................................       180
                                                                ------
Balance at December 31, 2003................................    $1,241
                                                                ======

Amortization of DAC is allocated to: (i) unrealized investment gains and losses to provide information regarding the amount of DAC that would have been amortized to earnings, if such gains and losses had been recognized and (ii) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

Investment gains and losses that relate to certain products have a direct impact on the amortization of DAC. Presenting investment gains and losses net of related amortization of DAC provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

Future policy benefit liabilities for traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 3% to 5%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts), (ii) the liability for terminal dividends and (iii) premium deficiency reserves, which are established when the liabilities for future policy benefits plus the present value of expected future gross premiums are insufficient to provide for expected future policy benefits and expenses after deferred policy acquisition costs are written off.

Future policy benefit liabilities for traditional annuities are equal to accumulated contractholder fund balances during the accumulation period and the present value of expected future payments after annuitization. Interest rates used in establishing such liability range from 6% to 7%.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. The interest rate used in establishing such liabilities is 3%.

Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 4% to 7%.

Policyholder account balances for universal life and investment-type contracts are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest ranging from 1% to 9%, less expenses, mortality charges, and withdrawals.

SEPARATE ACCOUNTS

The Company has non-guaranteed separate accounts totaling $7,566 million and $5,425 million at December 31, 2003 and 2002, respectively, for which the policyholder assumes the investment risk.

Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $61 million, $54 million and $48 million for the years ended December 31, 2003, 2002 and 2001, respectively.

5. REINSURANCE

The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and to provide additional capacity for future growth. The Company currently reinsures up to 90% of the mortality risk for all new individual life insurance policies that it writes through its franchise. Risks in excess of $5 million are 100% reinsured. The Company reinsures its business through a diversified group of reinsurers. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks of specific characteristics. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

In addition to reinsuring mortality risk, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company uses excess of loss and quota share reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposure to larger risks.

The effect of reinsurance on premiums earned is as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              ---------------------------
                                                              2003       2002       2001
                                                              -----      -----      -----
                                                                 (DOLLARS IN MILLIONS)
Direct premiums.............................................  $ 233      $ 228      $ 305
Reinsurance assumed.........................................     --         --        (10)
Reinsurance ceded...........................................   (145)      (137)      (178)
                                                              -----      -----      -----
Net premiums................................................  $  88      $  91      $ 117
                                                              =====      =====      =====
Reinsurance recoveries netted against policyholder
  benefits..................................................  $ 118      $  97      $ 102
                                                              =====      =====      =====

Reinsurance recoverables, included in premiums and other receivables, were $136 million and $132 million at December 31, 2003 and 2002, respectively.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

The following provides an analysis of the activity in the liability for benefits relating to group accident and non-medical health policies and contracts:

                                                                    YEARS ENDED
                                                                   DECEMBER 31,
                                                              -----------------------
                                                              2003     2002     2001
                                                              -----    -----    -----
                                                               (DOLLARS IN MILLIONS)
Balance at January 1........................................  $ 34      $ 7      $ 4
  Reinsurance recoverables..................................   (28)      (5)      (3)
                                                              ----      ---      ---
Net balance at January 1....................................     6        2        1
                                                              ----      ---      ---
Incurred related to:
  Current year..............................................     2        1        1
  Prior years...............................................    --        3       --
                                                              ----      ---      ---
                                                                 2        4        1
                                                              ----      ---      ---
Net Balance at December 31..................................     8        6        2
  Add: Reinsurance recoverables.............................    33       28        5
                                                              ----      ---      ---
Balance at December 31......................................  $ 41      $34      $ 7
                                                              ====      ===      ===

6. INCOME TAXES

The provision for income tax expense was as follows:

                                                                    YEARS ENDED
                                                                   DECEMBER 31,
                                                              -----------------------
                                                              2003     2002     2001
                                                              -----    -----    -----
                                                               (DOLLARS IN MILLIONS)
Current:
  Federal...................................................  $ 15     $ 27      $(2)
  State and Local...........................................     1       --       --
                                                              ----     ----      ---
                                                                16       27       (2)
                                                              ----     ----      ---
Deferred:
  Federal...................................................   (10)     (20)      41
                                                              ----     ----      ---
Provision for income taxes..................................  $  6     $  7      $39
                                                              ====     ====      ===

Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes were as follows:

                                                                    YEARS ENDED
                                                                   DECEMBER 31,
                                                              -----------------------
                                                              2003     2002     2001
                                                              -----    -----    -----
                                                               (DOLLARS IN MILLIONS)
Tax provision at U.S. statutory rate........................   $12      $18      $45
Tax effect of:
  Tax exempt investment income..............................    --       (3)      (2)
  Prior year taxes..........................................    (6)      --       --
  Other, net................................................    --       (8)      (4)
                                                               ---      ---      ---
Provision for income taxes..................................   $ 6      $ 7      $39
                                                               ===      ===      ===

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

Deferred income taxes represent the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax liabilities consisted of the following:

                                                                  DECEMBER 31,
                                                              ---------------------
                                                               2003          2002
                                                              -------       -------
                                                              (DOLLARS IN MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables..................   $324          $300
  Net operating losses......................................     10            10
  Litigation related........................................      5            --
  Other.....................................................     --            22
                                                               ----          ----
                                                                339           332
  Less: Valuation allowance.................................     10            10
                                                               ----          ----
                                                                329           322
                                                               ----          ----
Deferred income tax liabilities:
  Investments...............................................      2            (5)
  Deferred policy acquisition costs.........................    357           355
  Net unrealized investment gains...........................     14            10
  Other.....................................................      2            15
                                                               ----          ----
                                                                375           375
                                                               ----          ----
Net deferred income tax liability...........................   $(46)         $(53)
                                                               ====          ====

7. COMMITMENTS, CONTINGENCIES AND GUARANTEES

LITIGATION

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. A large part of the assessments paid by the Company's insurance subsidiaries pursuant to these laws may be used as credits for a portion of the Company's premium taxes. The Company paid guaranty fund assessments of less than one million in 2003, 2002, and 2001.

The Company has faced claims alleging improper marketing and sales of individual life insurance policies, annuities or mutual funds. These claims are generally referred to as "sales practices claims."

The Company and its affiliates continue to defend themselves vigorously against these claims. Some individual sales practices claims have been resolved through settlement, won by dispositive motions, or, in a few instances, have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation or arbitrations relating to the Company's and its affiliates' marketing and sales of individual life insurance, annuities and brokerage products may be commenced in the future.

The SEC is conducting a formal investigation of NES in response to NES informing the SEC that certain systems and controls relating to one NES advisory program were not operating effectively. NES is cooperating fully with the SEC.

Prior to filing MetLife's June 30, 2003 Form 10-Q, MetLife announced a $31 million after-tax charge resulting from certain improperly deferred expenses at the Company. MetLife notified the SEC about the nature of this charge prior to its announcement. The SEC is pursuing a formal investigation of the matter and the Company is fully cooperating with the investigation.

In August 2003, NELICO restated prior filed consolidated financial statements to recognize the expenses previously deferred.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

Regulatory bodies have contacted the Company or its affiliates and have requested information relating to market timing and late trading of mutual funds and variable insurance products. The Company believes that these inquiries are similar to those made to many financial services companies as part of an industry-wide investigation by various regulatory agencies into the practices, policies and procedures relating to trading in mutual fund shares. The Company or its affiliates are in the process of responding and are fully cooperating with regard to these information requests and investigations. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

Wilmington Shipping Company ("WSC") and two of its employees have sued NELICO for in excess of $5 million in damages in federal court in North Carolina. WSC asserts that NELICO advised the investment of pension plan funds in a Developmental Property (real estate) account that caused plan losses of over $2 million. WSC also alleges that NELICO failed to give appropriate investment and plan termination advice to WSC plan trustees. Discovery is ongoing. NELICO plans to file a motion for summary judgment on a number of legal and factual grounds prior to the trial.

Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

SUMMARY

It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, except as noted above in connection with specific matters. In some of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's consolidated financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

LEASES

The Company, as lessee, has entered into various lease agreements for office space. Future minimum rental income relating to these lease agreements were as follows:

                                                                   RENTAL INCOME
                                                               ---------------------
                                                               (DOLLARS IN MILLIONS)
2004........................................................            $20
2005........................................................            $18
2006........................................................            $13
2007........................................................            $ 8
2008........................................................            $ 4
Thereafter..................................................            $ 4

GUARANTEES

NELICO is a member in Advisors and owns 100% of the voting interest in Advisors. In the normal course of business, Advisors provides certain indemnifications to counterparties in contracts that cover certain third party claims and lawsuits. The maximum potential obligation under the indemnities is not specified. Since this obligation is not subject to

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

limitation, NELICO does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

8. EMPLOYEE BENEFIT PLANS

PENSION BENEFIT AND OTHER BENEFIT PLANS

The Company participates in noncontributory defined benefit pension plans and a post retirement benefit plan sponsored by MetLife. The Company has no legal obligation under these plans and the Company's share of net expense is allocated based on salary ratios. The Company's share of pension expense was $7 million and $5 million in 2003 and 2002, respectively. The Company incurred no pension expense for 2001. The Company's share of other postretirement benefit expense was $4 million and $3 million for 2003 and 2002, respectively. The Company incurred no other postretirement benefit expense for 2001.

The Company also participates in multi-employer plans that provide pension and other postretirement benefits. Contributions of $14 million, $12 million and $8 million were made to these plans for the years ended December 31, 2003, 2002 and 2001, respectively.

SAVINGS AND INVESTMENT PLANS

MetLife sponsors savings and investment plans for substantially all employees under which the Company matches a portion of employee contributions. The Company contributed $1 million for each of the years ended December 31, 2003, 2002 and 2001.

9. STOCKHOLDER'S EQUITY

PREFERRED STOCK

On August 5, 2003, the Massachusetts Commissioner of Insurance (the "Commissioner") approved the Company's redemption of 100,000 shares of Series A Adjustable Rate Cumulative Preferred Stock (the "Preferred Stock") held by MetLife Credit Corporation, a subsidiary of Metropolitan Life, at the liquidation preference of $1,000 per share. Under terms of the agreement dated December 30, 1998, the remaining $100 million of Preferred Stock must be redeemed by December 30, 2005.

DIVIDEND RESTRICTIONS

Stockholder dividends or other distributions proposed to be paid by NELICO must be approved by the Commissioner if such dividends or distributions, together with other dividends or distributions made within the preceding 12 months, exceed the greater of (i) 10% of NELICO's statutory surplus to policyholders as of the previous December 31, or (ii) NELICO's statutory net gain from operations for the 12 month period ending the previous December 31. In addition, dividends cannot be paid from a source other than statutory surplus without prior approval of the Commissioner. Since NELICO's statutory surplus is less than zero, NELICO cannot pay any dividends without prior approval of the Commissioner.

The Company paid no common stockholder dividends for the years ended December 31, 2003, 2002 and 2001. The Company paid preferred stockholder dividends of $3 million, $5 million, and $8 million during the years ended December 31, 2003, 2002, and 2001, respectively, with prior approval of the Commissioner.

STATUTORY EQUITY AND INCOME

Applicable insurance department regulations require that the insurance subsidiaries prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, and valuing securities on a different basis.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

Statutory net income (loss) of the Company, as filed with the Commonwealth of Massachusetts Division of Insurance (the "Division"), was $49 million, ($46) million and $2 million for the years ended December 31, 2003, 2002 and 2001, respectively; statutory capital and surplus, as filed, was $327 million and $351 million at December 31, 2003 and 2002, respectively.

The National Association of Insurance Commissioners adopted the Codification of Statutory Accounting Principles (the "Codification"), which is intended to standardize regulatory accounting and reporting to state insurance departments, and became effective January 1, 2001. However, statutory accounting principles continue to be established by individual state laws and permitted practices.

The Division required adoption of the Codification, with certain modifications, for the preparation of statutory financial statements effective January 1, 2001. The adoption of the Codification, as modified by the Division increased the Company's statutory capital and surplus by approximately $32 million, as of January 1, 2001. Further modifications by state insurance departments may impact the effect of the Codification on the Company's statutory capital and surplus.

OTHER COMPREHENSIVE INCOME

The following table sets forth the reclassification adjustments required for the years ended December 31, 2003, 2002 and 2001 in other comprehensive income
(loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                              2003      2002      2001
                                                              -----     -----     -----
                                                                (DOLLARS IN MILLIONS)
Holding gains on investments arising during the year........  $ 20       $ 9      $ 19
Income tax effect of holding gains..........................   (16)       (2)       (4)
Reclassification adjustments:
  Recognized holding (gains) losses included in current year
    income..................................................    (7)       16       (12)
  Amortization of premium and accretion of discounts on
    investments.............................................     5         1        (1)
  Income tax effect.........................................     2        (6)        3
Allocation of holding (gains) losses on investments relating
  to other policyholder amounts.............................   (14)        4        11
Income tax effect of allocation of holding (gains) losses to
  other policyholder amounts................................    10        (2)       (3)
                                                              ----       ---      ----
Net unrealized investment gains.............................    --        20        13
                                                              ----       ---      ----
Other comprehensive income..................................  $ --       $20      $ 13
                                                              ====       ===      ====

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

10. OTHER EXPENSES

Other expenses were comprised of the following:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2003      2002      2001
                                                              ------    ------    ------
                                                                (DOLLARS IN MILLIONS)
Compensation................................................  $ 105     $  99     $ 106
Commissions.................................................    194       228       210
Amortization of policy acquisition costs....................    166       107        62
Capitalization of policy acquisition costs..................   (181)     (174)     (207)
Advisory fees...............................................    138        84        95
Insurance taxes, licenses, and fees.........................     17         8        23
Agency allowances...........................................     50        96       104
Other.......................................................     28        47        78
                                                              -----     -----     -----
Total.......................................................  $ 517     $ 495     $ 471
                                                              =====     =====     =====

11. ACQUISITIONS AND DISPOSITIONS

On August 1, 2003 NLS, a subsidiary of NLHC, was sold to MetLife and as a result, the Company recognized an increase of $7 million to equity. Total assets and liabilities of the entity sold at the date of sale were $21 million and $10 million, respectively. Total net losses of the entity sold included in the consolidated statements of income were ($1) million, ($17) million and ($4) million for the years ended December 31, 2003, 2002 and 2001, respectively.

On October 1, 2003, NLHC and its wholly owned subsidiary, NLA, were sold to MetLife and as a result, the Company recognized an increase of $4 million to equity. Total assets and liabilities of the entities sold at the date of sale were $7 million and $2 million, respectively. Total net losses of the entity sold, all of which are attributable to NLS, are included in the consolidated statements of income.

During December 2003, NELHC was dissolved. The entity was a wholly owned subsidiary of NELICO. The Company assumed a net $16 million in assets and liabilities, including the ownership of Advisors and NES. The Company recognized no gain or loss on this disposition.

12. FAIR VALUE INFORMATION

The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

Amounts related to the Company's financial instruments were as follows:

                                                              CARRYING    ESTIMATED
DECEMBER 31, 2003                                              VALUE      FAIR VALUE
-----------------                                             --------    ----------
                                                              (DOLLARS IN MILLIONS)
Assets:
  Fixed maturities..........................................    $702         $702
  Equity securities.........................................      35           35
  Mortgage loans on real estate.............................       9            9
  Policy loans..............................................     279          279
  Short-term investments....................................      25           25
  Cash and cash equivalents.................................      33           33
Liabilities:
  Policyholder account balances.............................     365          350

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

                                                              CARRYING    ESTIMATED
DECEMBER 31, 2002                                              VALUE      FAIR VALUE
-----------------                                             --------    ----------
                                                              (DOLLARS IN MILLIONS)
Assets:
  Fixed maturities..........................................    $685         $685
  Equity securities.........................................      36           36
  Policy loans..............................................     270          270
  Short-term investments....................................      53           53
  Cash and cash equivalents.................................      87           87
Liabilities:
  Policyholder account balances.............................     282          264

The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

FIXED MATURITIES AND EQUITY SECURITIES

The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

MORTGAGE LOANS ON REAL ESTATE

Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

POLICY LOANS

The carrying value of policy loans approximate fair value.

CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

The carrying values for cash and cash equivalents and short-term investments approximated fair market values due to the short-term maturities of these instruments.

POLICYHOLDER ACCOUNT BALANCES

The fair value of policyholder account balances is estimated by discounting expected future cash flows, based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued.

DERIVATIVE FINANCIAL INSTRUMENTS

The fair value of derivative instruments, specifically foreign currency swaps, are based upon quotations obtained from dealers or other reliable sources. See
Note 3 for derivative fair value disclosures.

13. RELATED PARTY TRANSACTIONS

At December 31, 2003, the Company has preferred stock outstanding of $100 million owned by MetLife Credit Corporation, a wholly owned subsidiary of MetLife Holdings, Inc. During 2003, the Company redeemed $100 million of outstanding preferred stock. The Company paid $3 million, $5 million and $8 million of dividends on the preferred stock in 2003, 2002 and 2001, respectively.

Effective January 2003, the Company entered into a reinsurance contract with Metropolitan Life. Metropolitan Life reinsures substantially all of the Company's supplementary contracts without life contingencies. The Company ceded reserves of $39 million at December 31, 2003.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

During 2002, the Company received $27 million from Metropolitan Life for the purchase of the Company's computers, furniture and other fixed assets at net book value. Metropolitan Life charged the Company $2 million and $1 million for the use of the assets in 2003 and 2002, respectively.

Effective 2001, Metropolitan Life and the Company entered into a Master Service Agreement for Metropolitan Life to provide all administrative, accounting, legal and similar services to the Company. Metropolitan Life charged the Company $175 million, $154 million and $73 million for administrative services in 2003, 2002 and 2001, respectively.

During 1998 the Company acquired NLHC and entered into employment agreements with key individuals of NLHC. Under these agreements, which expired in 2001, the Company paid $5 million in 2001. The Company incurred no expense for 2003 and 2002.

The Company has various reinsurance agreements with affiliated entities. The Company had ceded premium of $32 million, $34 million and $32 million in 2003, 2002 and 2001, respectively.

Management believes intercompany expenses have been calculated on a reasonable basis; however these costs may not necessarily be indicative of the costs that would be incurred if the Company operated on a standalone basis.

PART C.      OTHER INFORMATION

ITEM 24.     Financial Statements and Exhibits

(a)  Financial Statements

       The following financial statements of the Registrant are included in Part B of this Post-Effective Amendment to the Registration Statement on Form N-4:


       Statement of Assets and Liabilities at December 31, 2003.



       Statement of Operations for the year ended December 31, 2003.



       Statement of Changes in Net Assets for the years ended December 31, 2003 and 2002.



       Notes to Financial Statements--December 31, 2003.


       The following financial statements of the Depositor are included in Part B of this Post-Effective Amendment to the Registration Statement on Form N-4:


       Consolidated Balance Sheets as of December 31, 2003 and 2002.



       Consolidated Statements of Income for the years ended December 31, 2003, 2002 and 2001.



       Consolidated Statements of Stockholder's Equity for the years ended December 31, 2003, 2002 and 2001.



       Consolidated Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001.



       Notes to Consolidated Financial Statements.


(b)  Exhibits

        (1) Resolutions of the Board of Directors of New England Variable Life Insurance Company, the Depositor, establishing the New England Variable Annuity Separate Account (effective July 1, 1994), the Registrant, are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 33-85442) filed on May 1, 1998.

       (2) None.

       (3) (i) Form of Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

       (ii) Form of Selling Agreement with other broker-dealers is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

       (iii) Additional Form of Selling Agreement with broker-dealers is incorporated herein by reference to the Registration Statement on Form N-4 (No. 033-64879) filed on December 11, 1995.

       (iv) Additional Forms of Selling Agreement are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 30, 1997.

       (4) (i) Form of Variable Annuity Contract is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-51676) filed on December 12, 2000.


                                     III-1

       (ii) Forms of Endorsements: (Enhanced Dollar Cost Averaging Rider; Three Month Market Entry Rider; Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider; Waiver of Withdrawal Charge for Terminal Illness Rider; Fixed Account Rider for Variable Annuity; Additional Death Benefit Rider [-Earnings Preservation Benefit]; Death Benefit Rider [-Greater of Annual Step-up or 5% Annual decrease]; Death Benefit Rider [-Return of Purchase Payments]; Death Benefit Rider [-Annual Step-up]; Guaranteed Minimum Income Benefit [-Living Benefit]; and Purchase
       Payment Credit) are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-51676) filed on December 12, 2000.

       (iii) Form of Variable Annuity Contract is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 15, 2001.

       (iv) Forms of Endorsements: (Fixed Account Rider for Variable Annuity, NEL-500 (05/01); Enhanced Dollar Cost Averaging Rider, NEL-510 (05/01); Three Month Market Entry Rider, NEL 520 (05/01); Death Benefit Rider [-Return of Purchase Payments], NEL-530 (05/01); Death Benefit Rider [-Greater of Annual Step-up or 5% Annual Increase], NEL-540 (05/01); Death Benefit Rider [-Annual Step-up], NEL-550 (05/01); Guaranteed Minimum Income Benefit Rider [-Living Benefit], NEL-560 (05/01); Additional Death Benefit Rider [-Earnings Preservation Benefit], NEL-570 (05/01); Purchase Payment Credit Rider NEL-580 (05/01); Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider, NEL-590 (05/01); Waiver of Withdrawal Charge for Terminal Illness Rider, NEL-595 (05/01); Individual Retirement Annuity Endorsement, NEL-408 (05/01); Roth Individual Retirement Annuity Endorsement, NEL-446 (05/01); 401 Plan Endorsement, NEL-401 (05/01); Tax Sheltered Annuity Endorsement NEL-398 (05/01); Waiver of Withdrawal Charge for Disability Rider VE-6 (05/01); and Unisex Annuity Rates Rider, VE-9 (05/01)) are incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 15, 2001.


       (v) Forms of Endorsements: Tax Sheltered Annuity Endorsement NEL-398.2 (09/02); 401 Plan Endorsement NEL-401.2 (09/02); Simple Individual Retirement Annuity Endorsement (NEL-439.1 (09/02); Roth Individual Retirement Annuity Endorsement NEL-446.2 (09/02) are incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 25, 2003.



       (vi) Form of Endorsement: Guaranteed Minimum Income Benefit Rider -- Living Benefit (NEL-560-1(03/03)) and Individual Retirement Annuity Endorsement (NEL-408.2(9/02)) (filed herewith).

       (5) (i) Form of Application is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-51676) filed on December 12, 2000.

       (ii) Form of Application (NEA APP-1-02) is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-51676) filed on April 29, 2002.

       (iii) Form of Application (NEA APP-1-02) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 25, 2003.

       (6) (i) Amended and Restated Articles of Organization of Depositor dated August 30, 1996 (effective September 4, 1996) is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 30, 1997.

       (ii) Amended and Restated By-Laws of Depositor are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

       (iii) Amendments (dated December 2, 1998) to Amended and Restated Articles of Organization of Depositor are incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 28, 1999.

       (iv) Amended and Restated By-Laws of Depositor (effective March 16,2001) is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 27, 2001.

       (7) Automatic Reinsurance Agreement between New England Life Insurance Company and Exeter Reassurance Company Ltd. Agreement No.__, effective April 1, 2001 and dated June 26, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 25, 2003.

       (8) (i) Form of Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement of Metropolitan Series Fund, Inc. on Form N-1A (File No. 2-80751) filed on April 6, 2000.

       (ii) Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (No. 033-85442) filed on January 19, 2001.

       (iii) Participation Agreement among New England Zenith Fund, New England Investment Management, Inc., New England Securities Corporation and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (No. 033-85442) filed on January 19, 2001.

       (iv) Fund Participation Agreement among American Funds Insurance Series, Capital Research and Management Company and New England Life Insurance Company dated April 30, 2001, is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 15, 2001.

       (v) Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., Met Investors Distribution Company and New England Life Insurance Company dated April 30, 2002 is incorporated herein by reference to the initial Registration Statement of the New England Variable Life Separate Account on Form S-6 (No. 333-73676) filed on November 19, 2001.

                                     III-2

       (9) Opinion and Consent of Marie C. Swift, Esq. (NELICO) filed herewith.


       (10) (i) Consent of Deloitte & Touche LLP filed herewith.

       (ii) Consent of Sutherland Asbill & Brennan LLP filed herewith.

       (11) None

       (12) None

       (13) Schedules of Computations for Performance Quotations are incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 15, 2001.


       (14) Powers of Attorney are incorporated herein by reference to the Registration Statement of the New England Variable Life Separate Account, Post-Effective Amendment No. 1, on Form N-6 (File No. 333-73676) filed as Exhibit (r)(i) on December 13, 2002; except for Eileen McDonnell whose power of attorney was filed with Post-Effective Amendment No. 6 to the Registration Statement of New England Variable Life Separate Account on Form N-6 (File No. 333-73676) filed as Exhibit (r)(ii) on September 5, 2003; and Joseph J. Prochaska, Jr., whose power of attorney was filed with Post-Effective Amendment No. 3 to the Registration Statement of New England Variable Life Separate Account on Form N-6, File No. 333-103193, filed as Exhibit (r)(iii) on April 14, 2004.



ITEM 25 DIRECTORS AND OFFICERS OF THE DEPOSITOR



Name and Principal Business Address    Positions and Offices with Depositor
C. Robert Henrikson(2)                 Chairman, President and Chief Executive
                                       Officer

Eileen McDonnell(5)                    Director and President, New England
                                       Financial Distribution

Stewart G. Nagler(2)                   Director

Catherine A. Rein(3)                   Director

Stanley J. Talbi(2)                    Director

Lisa M. Weber(2)                       Director

William J. Wheeler(2)                  Director

David W. Allen(1)                      Senior Vice President

Susan A. Buffum(6)                     Vice President, Investments



                                     III-3

James D. Gaughan(2)                         Secretary and Clerk

Robert L. Ghegan(7)                         Vice President

Alan C. Leland, Jr.(1)                      Senior Vice President

Hugh C. McHaffie(1)                         Senior Vice President

Scott D. McInturff(1)                       Senior Vice President and Actuary

Joseph J. Prochaska, Jr.(4)                 Senior Vice President and
                                            Chief Accounting Officer

Anthony J. Williamson(4)                    Senior Vice President and Treasurer (Principal
                                            Financial Officer)



(1)   New England Financial, 501 Boylston Street, Boston, MA 02116


(2)   MetLife, One Madison Avenue, New York, NY 10010

(3) Metropolitan Property and Casualty Insurance Company, 700 Quaker Lane, Warwick, RI 02887

(4)   MetLife, 1 MetLife Plaza, 27-01 Queens Plaza North, Long Island, City NY
      11101


(5)   MetLife, Harborside Financial Center, 600 Plaza II, Jersey City, NJ 07311

(6)   10 Park Avenue, Morristown, NJ 07962

(7)   287 Columbus Avenue, Boston, MA 02116


ITEM 26 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR REGISTRANT


The Registrant is a separate account of New England Life Insurance Company under Massachusetts Insurance law. New England Life Insurance Company is a wholly-owned, indirect subsidiary of Metropolitan Life Insurance Company, which is organized under the laws of New York. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. a publicly traded company. The following outline indicates those entities that are controlled by MetLife Inc. or are under the common control of MetLife, Inc.


                                     III-4

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                             AS OF DECEMBER 31, 2003

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2003. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Insurance and Annuity Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Insurance and Annuity Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

I.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

      1.    Jefferson Pilot Omega Seguros de Vida S.A. (Uruguay)

J.    MetLife Securities, Inc. (DE)

K.    MetLife General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of North Carolina, Inc. (DE)

      2.    MetLife General Insurance Agency of Texas, Inc. (DE)

      3.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

L.    Metropolitan Property and Casualty Insurance Company

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

M.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

      3.    MetLife Investors Insurance Company (MO)

            a)    MetLife Investors Insurance Company of California (CA)

            b)    First MetLife Investors Insurance Company (NY)

N.    Metropolitan Tower Life Insurance Company (DE)

O.    N.L. Holding Corp. (DEL) (NY)

      1.    Nathan & Lewis Associates-Arizona, Inc. (AZ)

      2.    Nathan & Lewis Associates, Inc. (NY)

            a)    Nathan and Lewis Insurance Agency of Massachusetts, Inc. (MA)

            b)    Nathan and Lewis Associates of Texas, Inc. (TX)

P.    Walnut Street Securities, Inc. (MO)

      1.    WSS Insurance Agency of Massachusetts, Inc. (MA)

      2.    Walnut Street Advisers, Inc. (MO)

      3.    WSS Insurance Agency of Nevada, Inc. (NV)

Q.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (DE)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

R.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Iberia, S.A. (Spain)

            a)    Seguros Genesis S.A. (Spain)

            b) Genesis Seguros Generales, Sociedad Anonima de Seguros y Reaseguros (Spain) 99.99969% is owned by Metlife Iberia, S.A. and 0.00031% is owned by Metlife International Holdings, Inc.

      2.    Natiloportem Holdings, Inc. (DE)

            a) Metropolitan Life Insurance Services Limited (United Kingdom)- 50% of the shares of Metropolitan Life Insurance Services Limited are held by Natiloportem Holdings, Inc.

            b)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

            c) European Marketing Services S.r.l. (Italy)- 95% of the shares of European Marketing Services S.r.l are held by Natiloportem Holdings, Inc. and 5% are held by MetLife International Holdings, Inc.

      3. MetLife India Insurance Company Private Limited (India)-26% of the shares of MetLife India Insurance Company Private Limited is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99841% is owned by Metlife International Holdings, Inc. and 0.00159% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina) - 99.9999% is owned by MetLife International Holdings, Inc. and 0.0001% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares are held by Metropolitan Seguros de Retiro S.A.

      7. MetLife Services Company Czechia, s.r.o. (Czech Republic)- 10% of the shares of MetLife Services Company Czechia, s.r.o. is owned by Natiloportem Holdings, Inc. and 90% of the shares are held by MetLife International Holdings, Inc.

      8.    MetLife Insurance Company of Korea Limited (South Korea)

      9. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil) - 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

S.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      8.    CRH Co., Inc. (MA)

      9.    L/C Development Corporation (CA)

      10.   Benefit Services Corporation (GA)

      11.   Thorngate, LLC (DE)

      12.   Alternative Fuel I, LLC

      13.   One Madison Merchandising L.L.C. (CT)

      14.   Transmountain Land & Livestock Company (MT)

      15.   MetPark Funding, Inc. (DE)

      16.   HPZ Assets LLC (DE)

      17.   MetDent, Inc. (DE)

      18.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      19.   Metropolitan Tower Realty Company, Inc. (DE)

      20. P.T. MetLife Sejahtera (Indonesia)-94.3% of P.T. MetLife Sejahtera is held by Metropolitan Life Insurance Company

      21.   Metropolitan Life Holdings Netherlands BV (Netherlands)

      22.   MetLife (India) Private Ltd. (India)

      23.   Metropolitan Marine Way Investments Limited (Canada)

      24. MetLife Central European Services Spolka z organiczona odpowiedzialmoscia (Poland)

      25.   MetLife Investments Ireland Limited (Ireland)

      26.   MetLife Private Equity Holdings, LLC (DE)

      27.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

                  (1)   Coating Technologies International, Inc. (DE)

      28.   Metropolitan Realty Management, Inc. (DE)

            a)    Cross & Brown Company (NY)

                  (1)   CBNJ, Inc. (NJ)

      29.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      30.   MetLife Holdings, Inc.

            a)    MetLife Credit Corp.

            b)    MetLife Funding, Inc.

      31. SSRM Holdings, Inc. (DE) - Employees of State Street Research & Mangement Company owned a total of 59,616 restricted shares and options for an additional 197,897 restricted shares of common stock of SSRM Holdings, Inc.

            a)    State Street Research & Management Company (DE)

                  (1)   State Street Research Investment Services, Inc. (MA)

            b)    SSR Realty Advisors, Inc. (DE)

                  (1)   Metric Management, Inc. (DE)

                  (2)   Metric Assignor, Inc. (CA)

                  (3)   SSR AV, Inc. (DE)

                  (4)   Metric Capital Corporation (CA)

                  (5)   SSR Development Partners LLC (DE)

                  (6)   Metric Property Management, Inc. (DE)

                  (7)   SSR AVF III LLC

      32.   Bond Trust Account A

      33.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE) - 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

                  (1)   MetLife Capital CFLI Holdings, LLC (DE)

                        (a)   MetLife Capital CFLI Leasing, LLC (DE)

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) MetLife Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

      34.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

                  (1)   Hereford Insurance Agency, Inc. (MA)

            c) New England Financial Distributors LLC (DE) - 79.29% is held by New England Life Insurance Company

            d)    Newbury Insurance Company, Limited (Bermuda)

            e)    New England Pension and Annuity Company (DE)

            f)    Omega Reinsurance Corporation (AZ)

      35.   GenAmerica Financial Corporation (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Distributors, Inc. (MO)

            c)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2) GenAmerica Management Corporation (MO)- 90% of the voting shares of GenAmerica Management Corporation is owned by General American Life Insurance Company.

                  (3)   Krisman, Inc. (MO)

                  (4)   White Oak Royalty Company (OK)

                  (5)   Equity Intermediary Company (MO)

                        (a) Reinsurance Group of America, Incorporated (MO)- 51.9% of Reinsurance Group of America, Incorporated is held by Equity Intermediary Company.

                              (i)   Reinsurance Company of Missouri,
                                    Incorporated (MO)

                                    (A)   RGA Reinsurance Company (MO)

                                          (aa)  Fairfield Management Group,
                                                Inc. (MO)

                                                (a.1) Reinsurance Partners,
                                                      Inc. (MO)

                                                (a.2) Great Rivers Reinsurance
                                                      Management, Inc. (MO)

                                                (a.3) RGA (U.K.) Underwriting
                                                      Agency Limited (United
                                                      Kingdom)

                              (ii) Triad Re, Ltd. (Barbados)-67% of Triad Re, Ltd. is held by Reinsurance Group of America, Incorporated and 100% of the preferred stock of Triad Re, Ltd. is also held by Reinsurance Group of America Incorporated.

                              (iii) RGA Sigma Reinsurance SPC (Cayman Islands)

                              (iv)  RGA Capital Trust I (DE)

                              (v)   RGA Americas Reinsurance Company, Ltd.
                                    (Barbados)

                              (vi) RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                                    (A)   RGA Financial Group, L.L.C. (DE)- 80%
                                          of RGA Financial Group, L.L.C. is held
                                          by RGA Reinsurance Company (Barbados)
                                          Ltd. and 20% of RGA Financial Group,
                                          LLC is held by RGA Reinsurance Company

                              (vii) RGA Life Reinsurance Company of Canada
                                    (Canada)

                              (viii) RGA International Corporation (Nova Scotia)

                                    (A)   RGA Financial Products Limited
                                          (Canada)

                               (ix)  RGA Holdings Limited (U.K) (United Kingdom)

                                    (A)   RGA UK Services Limited (United
                                          Kingdom)

                                    (B)   RGA Capital Limited U.K. (United
                                          Kingdom)

                                    (C)   RGA Reinsurance (UK) Limited (United
                                          Kingdom)

                              (x) RGA South African Holdings (Pty) Ltd. (South Africa)

                                    (A)   RGA Reinsurance Company of South
                                          Africa Limited (South Africa)

                              (xi)  RGA Australian Holdings PTY Limited
                                    (Australia)

                                    (A)   RGA Reinsurance Company of Australia
                                          Limited (Australia)

                                    (B)   RGA Asia Pacific PTY, Limited
                                          (Australia)

                              (xii) General American Argentina Seguros de Vida,
                                    S.A. (Argentina)

                              (xiii) RGA Argentina S.A. (Argentina)

                              (xiv) Regal Atlantic Company (Bermuda) Ltd.
                                    (Bermuda)

                              (xv)  Malaysia Life Reinsurance Group Berhad
                                    (Malaysia)- 30% interest of Malaysia Life
                                    Reinsurance Group Berhad is held by
                                    Reinsurance Group of America, Incorporated.

                              (xvi)  RGA Technology Partners, Inc. (MO)

                              (xvii) RGA International Reinsurance Company
                                     (Ireland)


The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent entity, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Structures is a general partnership in which Metropolitan Life Insurance Company owns a 50% interest.

2) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

3) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

4) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies. The various MILPs own, directly or indirectly, 100% of the voting stock of the following: Coating Technologies International, Inc.

5) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

6) 100% of the capital stock of Fairfield Insurance Agency of Texas, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.


NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                     III-5

ITEM 27.     NUMBER OF CONTRACTOWNERS


       As of February 29, 2004, there were 19,901 owners of tax-qualified contracts and 7,991 owners of non-qualified contracts.


ITEM 28.     INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. maintains a Directors' and Officers' liability policy with a limit of $300 million under which the Depositor and New England Securities Corporation, the Registrant's principal underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife, Inc. are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter. A provision in the Depositor's by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers or employees of the Depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers or controlling persons (if any) of the Underwriter or Depositor pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable.

In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor or Underwriter of expenses incurred or paid by a director, officer or controlling person of the Depositor or Underwriter in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor or Underwriter will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.




                                     III-6

ITEM 29.     PRINCIPAL UNDERWRITERS

       (a) New England Securities Corporation also serves as principal underwriter for:

       New England Variable Annuity Fund I
       New England Variable Life Separate Account
       New England Life Retirement Investment Account
       The New England Variable Account

       (b) The directors and officers of the Registrant's principal underwriter, New England Securities Corporation, and their addresses are as follows:


         Name                      Positions and Offices with
                                     Principal Underwriter
Vacant                      Vice President, General Counsel, Secretary, Clerk

Virgil E. Aquino(3)         Vice President Operations

Steven J. Brash(2)          Assistant Treasurer

Leo R. Brown(2)             Assistant Treasurer

Robert Costello(3)          Assistant Vice President

David Decker(4)             Vice President

Johannes Etwaroo(3)         Vice President Operations

Chuck Fuller(3)             Vice President

Gregory M. Harrison(2)      Assistant Treasurer

Paul Hipworth(3)            Assistant Vice President, Chief Financial Officer, Treasurer

Daniel D. Jordan(1)         Assistant Secretary, Assistant Clerk

Mitchell A. Karman(1)       Vice President

Rebecca Chiccino Kovatch(1) Vice President

Joanne Logue(1)             Vice President, Chief Compliance Officer

Craig Markham(5)            President

Eileen McDonnell(6)         Director

Sean G. McNamara            Assistant Vice President

Bette Skandalis(1)          Vice President, Financial Planning

Jeffrey Wilk(3)             Vice President

Vacant                      Director




Principal Business Address:

(1)       New England Financial - 501 Boylston Street, Boston, MA 02117
(2)       MetLife - One MetLife Plaza, 27-01 Queens Plaza North,
                    Long Island City, NY. 11101
(3)       MetLife - 485 E U.S. Highway South, Iselin, NJ 08830
(4)       MetLife - 260 Madison Avenue, New York, NY 10016
(5)       General American Life Insurance Company - 700 Market Street,
                    St. Louis, MO, 63101
(6)       MetLife - Harborside Financial Center, 600 Plaza II,
                    Jersey City, NJ 07311


       (c)



          (1)                     (2)                (3)              (4)              (5)
        Name of            Net Underwriting
       Principal             Discounts and      Compensation       Brokerage
      Underwriter             Commissions       on Redemption     Commissions     Compensation
New England Securities
Corporation                  $27,851,013              0               0                 0




Commissions are paid by the Company directly to agents who are registered representatives of the principal underwriter, or to broker-dealers that have entered into selling agreements with the principal underwriter with respect to sales of the Contracts.

                                     III-7

ITEM 30.     LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

       (a) Registrant

       (b) State Street Bank & Trust Company 225 Franklin Street Boston, Massachusetts 02110

       (c) New England Securities Corporation 501 Boylston Street Boston, Massachusetts 02116

       (d) New England Life Insurance Company 501 Boylston Street Boston, Massachusetts 02116

ITEM 31.     MANAGEMENT SERVICES

       Not applicable

ITEM 32.     UNDERTAKINGS

Registrant hereby makes the following undertakings:

       (1) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

       (2) To include either (a) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or (b) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

       (3) To deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request;

       (4) To offer Contracts to participants in the Texas Optional Retirement program in reliance upon Rule 6c-7 of the Investment Company Act of 1940 and to comply with paragraphs (a)-(d) of that Rule; and

       (5) To comply with and rely upon the Securities and Exchange Commission No-Action letter to The American Council of Life Insurance, dated November 28, 1988, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940.

       New England Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by New England Life Insurance Company.




                                     III-8

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, New England Variable Annuity Separate Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and the Commonwealth of Massachusetts on the 26th day of April, 2004.


                  New England Variable Annuity Separate Account
                                  (Registrant)

                     By: New England Life Insurance Company
                                   (Depositor)


                                        By:  /s/ MARIE C. SWIFT
                                             -------------------------
                                                 Marie C. Swift, Esq.
                                                 Vice President and
                                                 Counsel




                                     III-9

                                   SIGNATURES


       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, New England Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and the Commonwealth of Massachusetts on the 26th day of April, 2004.



                       New England Life Insurance Company


                                             By:  /s/ MARIE C. SWIFT
                                                  -------------------------
                                                      Marie C. Swift, Esq.
                                                      Vice President
                                                      and Counsel



       As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 26, 2004.




         *                                Chairman, President and
------------------------                  Chief Executive Officer
C. Robert Henrikson

         *                                     Director
------------------------
Eileen McDonnell

         *                                     Director
------------------------
Stewart G. Nagler

         *                                     Senior Vice President and
------------------------                       Chief Accounting Officer
Joseph J. Prochaska, Jr.

         *                                     Director
------------------------
Catherine A. Rein

         *                                     Director
------------------------
Stanley J. Talbi

         *                                     Director
------------------------
Lisa M. Weber

         *                                     Director
------------------------
William J. Wheeler

         *                                     Senior Vice President and Treasurer
------------------------                       (Principal Financial Officer)
Anthony J. Williamson


By: /s/ Marie C. Swift
   -------------------------
        Marie C. Swift
        Attorney-in-fact
        April 26, 2004



* Executed by Marie C. Swift, Esquire on behalf of those indicated pursuant to powers of attorney filed with Post-Effective Amendment No. 1 to the New England Variable Life Separate Account's Form N-6 Registration Statement, File No. 333-73676, on December 13, 2002; except for Eileen McDonnell whose power of attorney was filed with Post-Effective Amendment No. 6 to the Registration Statement of New England Variable Life Separate Account on Form N-6, File
No. 333-73676, filed as Exhibit(r)(ii) on September 5, 2003; and Joseph J. Prochaska, Jr., whose power of attorney was filed with Post-Effective Amendment No. 3 to the Registration Statement of New England Variable Life Separate Account on Form N-6, File No. 333-103193, filed as Exhibit (r)(iii) on April 14, 2004.


                                     III-10

                                 Exhibit Index



  4 (vi) Forms of Endorsements: Guaranteed Minimum Income Benefit Rider -- Living Benefit and Individual Retirement Annuity Endorsement.

 (9)      Opinion and Consent of Marie C. Swift, Counsel (NELICO).

(10)(i)   Consent of Deloitte & Touche LLP.

    (ii)  Consent of Sutherland Asbill & Brennan LLP.